MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30,
                   2002 and the Year Ended December 31, 2001

                             Money Market Portfolio


MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                             MONEY
                                                                                                             MARKET
                                                                                                           PORTFOLIO
                                                                                                        -----------------
                                                                                                        -----------------
ASSETS:
     Investments in securities, market value   (1)                                                    $      872,356,725
     Cash                                                                                                         20,750
     Dividends and interest receivable                                                                           183,950
     Subscriptions receivable                                                                                  1,691,928
     Receivable for investments sold                                                                          77,824,000
                                                                                                        -----------------
                                                                                                        -----------------

            Total assets                                                                                     952,077,353
                                                                                                        -----------------
                                                                                                        -----------------

LIABILITIES:
     Dividends payable                                                                                            33,980
     Due to investment adviser                                                                                   312,511
     Redemptions payable                                                                                       2,283,387
     Payable for investments purchased                                                                        97,184,065
                                                                                                        -----------------
                                                                                                        -----------------

            Total liabilities                                                                                 99,813,943
                                                                                                        -----------------
                                                                                                        -----------------

NET ASSETS                                                                                            $      852,263,410
                                                                                                        =================
                                                                                                        =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                    $       85,183,076
     Additional paid-in capital                                                                              767,080,334
                                                                                                        -----------------
                                                                                                        -----------------

NET ASSETS                                                                                            $      852,263,410
                                                                                                        =================
                                                                                                        =================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                 $           1.0005
                                                                                                        =================
                                                                                                        =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                            1,100,000,000
     Outstanding                                                                                             851,830,758

(1)  Cost of investments in securities:                                                               $      872,356,725

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             MONEY
                                                                                                             MARKET
                                                                                                           PORTFOLIO
                                                                                                       -------------------
                                                                                                       -------------------
INVESTMENT INCOME:
      Interest                                                                                       $          8,403,942
      Income from securities lending                                                                                7,849
                                                                                                       -------------------
                                                                                                       -------------------

      Total income                                                                                              8,411,791
                                                                                                       -------------------
                                                                                                       -------------------

EXPENSES:
      Management fees                                                                                           2,022,632
                                                                                                       -------------------
                                                                                                       -------------------

NET INVESTMENT INCOME                                                                                           6,389,159
                                                                                                       -------------------
                                                                                                       -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $          6,389,159
                                                                                                       ===================
                                                                                                       ===================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  MONEY MARKET
                                                                                        PORTFOLIO
                                                                                     ---------------------------------------
                                                                                     ---------------------------------------
                                                                                           2002                 2001
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------
                                                                                        UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                         $        6,389,159   $        31,046,380
     Net realized gain on investments                                                                               134,538
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

     Net increase in net assets resulting from operations                                   6,389,159            31,180,918
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                            (6,389,159)          (31,144,265)
     From net realized gains                                                                                        (36,653)
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

     Total distributions                                                                   (6,389,159)          (31,180,918)
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    312,849,025         1,175,891,687
     Reinvestment of distributions                                                          6,488,677            31,290,128
     Redemptions of shares                                                               (381,618,617)       (1,010,901,244)
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

     Net increase (decrease) in net assets resulting from share transactions              (62,280,915)          196,280,571
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

     Total increase (decrease) in net assets                                              (62,280,915)          196,280,571

NET ASSETS:
     Beginning of period                                                                  914,544,325           718,263,754
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

     End of period  (1)                                                            $      852,263,410   $       914,544,325
                                                                                     =================    ==================
                                                                                     =================    ==================

OTHER INFORMATION:

SHARES:
     Sold                                                                                 312,690,207         1,175,294,743
     Issued in reinvestment of distributions                                                6,485,383            31,274,243
     Redeemed                                                                            (381,424,888)       (1,010,388,058)
                                                                                     -----------------    ------------------
                                                                                     -----------------    ------------------

     Net increase (decrease)                                                              (62,249,298)          196,180,928
                                                                                     =================    ==================
                                                                                     =================    ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                            Year Ended December 31,
                                  June 30, 2002    2001        2000         1999        1998        1997
                                  -------------- ---------  ----------  ----------- ----------- -----------
                                  -------------- ---------  ----------  ----------- ----------- -----------
                                        UNAUDITED
Net Asset Value, Beginning of Period $1.0005 $    1.0005 $    1.0005 $     1.0005      1.0007      1.0007

Income from Investment Operations

Net investment income                0.0072       0.0373      0.0590       0.0471      0.0505      0.0512
Net realized loss                    0.0000       0.0000      0.0000       0.0000     (0.0002)
                                  ----------  -----------  ----------  ----------- ----------- -----------
                                  ----------  -----------  ----------  ----------- ----------- -----------

Total Income From
     Investment Operations           0.0072       0.0373      0.0590       0.0471      0.0503      0.0512
                                  ----------  -----------  ----------  ----------- ----------- -----------
                                  ----------  -----------  ----------  ----------- ----------- -----------

Less Distributions

From net investment income          (0.0072)     (0.0373)    (0.0590)     (0.0471)    (0.0505)    (0.0512)
                                  ----------  -----------  ----------  ----------- ----------- -----------
                                  ----------  -----------  ----------  ----------- ----------- -----------

Total Distributions                 (0.0072)     (0.0373)    (0.0590)     (0.0471)    (0.0505)    (0.0512)
                                  ----------  -----------  ----------  ----------- ----------- -----------
                                  ----------  -----------  ----------  ----------- ----------- -----------

Net Asset Value, End of Period  $    1.0005 $     1.0005 $    1.0005 $     1.0005      1.0005      1.0007
                                  ==========  ===========  ==========  =========== =========== ===========
                                  ==========  ===========  ==========  =========== =========== ===========
Total Return                          0.73% o      3.80%       6.07%        4.81%       5.15%       5.24%

Net Assets, End of Period       $ 852,263,41$ 914,544,325$ 718,263,75$ 722,697,255 619,416,664 453,155,210

Ratio of Expenses to
Average Net Assets                    0.46% *      0.46%       0.46%        0.46%       0.46%       0.46%

Ratio of Net Investment Income to
Average Net Assets                    1.45% *      3.62%       5.93%        4.73%       5.05%       5.14%

o Based on operations for the period shown and, accordingly, is not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Money Market Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.


      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

                                 Bond Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              BOND
                                                                                                           PORTFOLIO
                                                                                                       -------------------
                                                                                                       -------------------
ASSETS:
     Investments in securities, market value  (1)                                                    $         51,186,204
     Collateral for securities loaned                                                                          10,800,620
     Dividends and interest receivable                                                                            557,258
     Subscriptions receivable                                                                                      10,956
     Receivable for investments sold                                                                            1,836,000
                                                                                                       -------------------
                                                                                                       -------------------

            Total assets                                                                                       64,391,038
                                                                                                       -------------------
                                                                                                       -------------------

LIABILITIES:
     Due to investment adviser                                                                                     25,123
     Redemptions payable                                                                                            2,378
     Payable for investments purchased                                                                          1,845,708
     Payable upon return of securities loaned                                                                  10,800,620
     Payable to custodian                                                                                           5,081
                                                                                                       -------------------
                                                                                                       -------------------

            Total liabilities                                                                                  12,678,910
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         51,712,128
                                                                                                       ===================
                                                                                                       ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                   $          4,436,457
     Additional paid-in capital                                                                                50,689,844
     Net unrealized appreciation on investments                                                                   719,996
     Undistributed net investment income                                                                           19,242
     Accumulated net realized loss on investments                                                              (4,153,411)
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         51,712,128
                                                                                                       ===================
                                                                                                       ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $             1.1656
                                                                                                       ===================
                                                                                                       ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                               120,000,000
     Outstanding                                                                                               44,364,572

(1)  Cost of investments in securities:                                                              $         50,466,208

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              BOND
                                                                                                           PORTFOLIO
                                                                                                       -------------------
                                                                                                       -------------------
INVESTMENT INCOME:
     Interest                                                                                        $          1,730,122
     Income from securities lending                                                                                 7,294
                                                                                                       -------------------
                                                                                                       -------------------

     Total income                                                                                               1,737,416
                                                                                                       -------------------
                                                                                                       -------------------

EXPENSES:
     Management fees                                                                                              177,850
                                                                                                       -------------------
                                                                                                       -------------------

NET INVESTMENT INCOME                                                                                           1,559,566
                                                                                                       -------------------
                                                                                                       -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                            (196,050)
     Change in net unrealized appreciation on investments                                                         403,340
                                                                                                       -------------------
                                                                                                       -------------------

     Net realized and unrealized gain on investments                                                              207,290
                                                                                                       -------------------
                                                                                                       -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $          1,766,856
                                                                                                       ===================
                                                                                                       ===================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     BOND
                                                                                                   PORTFOLIO
                                                                                    ----------------------------------------
                                                                                    ----------------------------------------
                                                                                          2002                   2001
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------
                                                                                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                        $         1,559,566    $        3,465,845
     Net realized gain (loss) on investments                                                 (196,050)              615,247
     Change in net unrealized appreciation on investments                                     403,340                72,885
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

     Net increase in net assets resulting from operations                                   1,766,856             4,153,977
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                            (1,544,375)           (3,447,654)
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                      2,182,128            10,175,187
     Reinvestment of distributions                                                          1,544,375             3,447,654
     Redemptions of shares                                                                (14,600,181)          (11,018,456)
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

     Net increase (decrease) in net assets resulting from share transactions              (10,873,678)            2,604,385
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

     Total increase (decrease) in net assets                                              (10,651,197)            3,310,708

NET ASSETS:
     Beginning of period                                                                   62,363,325            59,052,617
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

     End of period (1)                                                            $        51,712,128    $       62,363,325
                                                                                    ==================     =================
                                                                                    ==================     =================

OTHER INFORMATION:

SHARES:
     Sold                                                                                   1,871,419             8,721,034
     Issued in reinvestment of distributions                                                1,332,479             3,018,085
     Redeemed                                                                             (12,492,065)           (9,446,225)
                                                                                    ------------------     -----------------
                                                                                    ------------------     -----------------

     Net increase (decrease)                                                               (9,288,167)            2,292,894
                                                                                    ==================     =================
                                                                                    ==================     =================

(1) Including undistributed net investment income                                 $            19,242    $            4,051

See notes to financial statements.



MAXIM SERIES FUND, INC.


BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                  Six Months Ended                      Year Ended December 31,
                                    June 30, 2002    2001        2000         1999         1998        1997
                                    -------------  ----------  ----------   ----------  -----------  ----------
                                    -------------  ----------  ----------   ----------  -----------  ----------
                                          UNAUDITED
Net Asset Value, Beginning of Peri$d   1.1624  $    1.1498 $    1.1421  $    1.2169 $     1.2119 $    1.2059

Income from Investment Operations

Net investment income                  0.0326       0.0637      0.0785       0.0718       0.0740      0.0767
Net realized and unrealized gain (loss)0.0029       0.0155      0.0052      (0.0753)      0.0050      0.0060
                                    ----------   ----------  ----------   ----------  -----------  ----------
                                    ----------   ----------  ----------   ----------  -----------  ----------

Total Income (Loss) From
Investment Operations                  0.0355       0.0792      0.0837      (0.0035)      0.0790      0.0827
                                    ----------   ----------  ----------   ----------  -----------  ----------
                                    ----------   ----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income            (0.0323)     (0.0666)    (0.0760)     (0.0713)     (0.0740)    (0.0767)
                                    ----------   ----------  ----------   ----------  -----------  ----------
                                    ----------   ----------  ----------   ----------  -----------  ----------

Total Distributions                   (0.0323)     (0.0666)    (0.0760)     (0.0713)     (0.0740)    (0.0767)
                                    ----------   ----------  ----------   ----------  -----------  ----------
                                    ----------   ----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period    $    1.1656  $    1.1624 $    1.1498  $    1.1421 $     1.2169 $    1.2119
                                    ==========   ==========  ==========   ==========  ===========  ==========
                                    ==========   ==========  ==========   ==========  ===========  ==========
                                       0.0000

Total Return                            3.09% o      7.09%       7.55%       (0.27%)       6.65%       7.07%

Net Assets, End of Period         $ 51,712,128 $ 62,363,325$ 59,052,617 $ 70,255,648$ 76,099,882 $ 70,283,703

Ratio of Expenses to
Average Net Assets                      0.60% *      0.60%       0.60%        0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                      5.27% *      5.66%       6.63%        6.03%        6.00%       6.22%

Portfolio Turnover Rate                37.48% o    124.35%      84.08%       67.43%       42.50%      90.81%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Bond Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return consistent with preservation of capital. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2002 were $830,975, $681,483, and 1.32%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryovers of $851,185 and $3,112,417, which expire in the years 2004 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,006,160 and $8,866,466, respectively. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $17,079,731 and $19,745,740, respectively.


4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $50,457,642. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,154,200 and gross depreciation of securities in which there was an excess of tax cost over value of $425,638, resulting in net appreciation of $728,562.

5.      SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2002, the Portfolio had securities on loan valued at $10,559,444 and received collateral of $10,800,620 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

                             Stock Index Portfolio
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                              STOCK
                                                                                                              INDEX
                                                                                                            PORTFOLIO
                                                                                                       --------------------
                                                                                                       --------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         695,244,307
      Cash                                                                                                          87,987
      Dividends and interest receivable                                                                            919,572
      Subscriptions receivable                                                                                      56,732
      Variation margin on futures contracts                                                                         80,870
                                                                                                       --------------------
                                                                                                       --------------------

             Total assets                                                                                      696,389,468
                                                                                                       --------------------
                                                                                                       --------------------

LIABILITIES:
      Due to investment adviser                                                                                    331,210
      Redemptions payable                                                                                          361,493
      Payable for investments purchased                                                                             24,143
                                                                                                       --------------------
                                                                                                       --------------------

             Total liabilities                                                                                     716,846
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         695,672,622
                                                                                                       ====================
                                                                                                       ====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $          29,236,518
      Additional paid-in capital                                                                               496,300,036
      Net unrealized appreciation on investments and futures contracts                                         144,506,429
      Undistributed net investment income                                                                           65,258
      Accumulated net realized gain on investments and futures contracts                                        25,564,381
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         695,672,622
                                                                                                       ====================
                                                                                                       ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              2.3795
                                                                                                       ====================
                                                                                                       ====================
(Offering and Redemption Price)                                                                                          -

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               400,000,000
      Outstanding                                                                                              292,365,181

(1)  Cost of investments in securities:                                                              $         550,677,268

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                             STOCK
                                                                                                             INDEX
                                                                                                           PORTFOLIO
                                                                                                        -----------------
                                                                                                        -----------------
INVESTMENT INCOME:
     Interest                                                                                         $           37,139
     Dividends                                                                                                 5,516,248
     Foreign withholding tax                                                                                     (16,161)
                                                                                                        -----------------
                                                                                                        -----------------

     Total income                                                                                              5,537,226
                                                                                                        -----------------
                                                                                                        -----------------

EXPENSES:
     Management fees                                                                                           2,349,123
                                                                                                        -----------------
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                          3,188,103
                                                                                                        -----------------
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                         28,463,407
     Net realized loss on futures contracts                                                                     (423,910)
     Change in net unrealized appreciation on investments                                                   (134,755,124)
     Change in net unrealized depreciation on futures contracts                                                  (89,635)
                                                                                                        -----------------
                                                                                                        -----------------

     Net realized and unrealized loss on investments and futures contracts                                  (106,805,262)
                                                                                                        -----------------
                                                                                                        -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $     (103,617,159)
                                                                                                        =================
                                                                                                        =================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                                              STOCK INDEX
                                                                                             PORTFOLIO
                                                                                          --------------------------------------
                                                                                          --------------------------------------
                                                                                                2002                 2001
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------
                                                                                             UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                             $        3,188,103   $        6,301,835
      Net realized gain on investments                                                          28,463,407           48,337,661
      Net realized loss on futures contracts                                                      (423,910)          (1,672,314)
      Change in net unrealized appreciation on investments                                    (134,755,124)        (169,751,076)
      Change in net unrealized appreciation (depreciation) on futures contracts                    (89,635)              19,925
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Net decrease in net assets resulting from operations                                    (103,617,159)        (116,763,969)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (3,196,193)          (6,228,486)
      From net realized gains                                                                            0          (59,420,803)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Total distributions                                                                       (3,196,193)         (65,649,289)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                         27,724,781          101,880,789
      Reinvestment of distributions                                                              3,196,193           65,649,289
      Redemptions of shares                                                                    (93,421,474)        (148,108,347)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Net increase (decrease) in net assets resulting from share transactions                  (62,500,500)          19,421,731
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Total decrease in net assets                                                            (169,313,852)        (162,991,527)

NET ASSETS:
      Beginning of period                                                                      864,986,474        1,027,978,001
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      End of period  (1)                                                                $      695,672,622   $      864,986,474
                                                                                          =================    =================
                                                                                          =================    =================
                                                                                                         0                    0

OTHER INFORMATION:

SHARES:
      Sold                                                                                      10,388,584           33,912,070
      Issued in reinvestment of distributions                                                    1,366,092           24,472,925
      Redeemed                                                                                 (35,439,665)         (48,443,608)
                                                                                          -----------------    -----------------
                                                                                          -----------------    -----------------

      Net increase (decrease)                                                                  (23,684,989)           9,941,387
                                                                                          =================    =================
                                                                                          =================    =================

(1) Including undistributed net investment income                                       $           65,258   $           73,348

See notes to financial statements.

MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                  Year Ended December 31,
                                             ----------------------------------------------------------------
                                             ----------------------------------------------------------------
                                June 30, 2002   2001         2000          1999         1998         1997
                                ------------------------  ------------  ------------ ------------  ----------
                                ------------------------  ------------  ------------ ------------  ----------
                                 UNAUDITED
Net Asset Value, Beginning of    $  2.7369 $     3.3582 $      4.0444 $      3.5821       2.9474 $    2.3650
   Period

Income from Investment Operations

Net investment income               0.0110       0.0216        0.0228        0.0272       0.0283      0.0364
Net realized and unrealized gain (l(0.3574)     (0.4203)      (0.3350)       0.6682       0.7538      0.7196
                                -----------  -----------  ------------  ------------ ------------  ----------
                                -----------  -----------  ------------  ------------ ------------  ----------

Total Income (Loss) From
     Investment Operations         (0.3464)     (0.3987)      (0.3122)       0.6954       0.7821      0.7560
                                -----------  -----------  ------------  ------------ ------------  ----------
                                -----------  -----------  ------------  ------------ ------------  ----------

Less Distributions

From net investment income         (0.0110)     (0.0212)      (0.0229)      (0.0271)     (0.0284)    (0.0364)
From net realized gains             0.0000      (0.2014)      (0.3511)      (0.2060)     (0.1190)    (0.1372)
                                -----------  -----------  ------------  ------------ ------------  ----------
                                -----------  -----------  ------------  ------------ ------------  ----------

Total Distributions                (0.0110)     (0.2226)      (0.3740)      (0.2331)     (0.1474)    (0.1736)
                                -----------  -----------  ------------  ------------ ------------  ----------
                                -----------  -----------  ------------  ------------ ------------  ----------

Net Asset Value, End of Period$     2.3795 $     2.7369 $      3.3582 $      4.0444       3.5821 $    2.9474
                                ===========  ===========  ============  ============ ============  ==========
                                ===========  ===========  ============  ============ ============  ==========


Total Return                       (12.65%)o    (11.63%)       (7.94%)       19.73%       26.79%      32.20%

Net Assets, End of Period     $ 695,672,622 $864,986,474 $1,027,978,00 $1,166,072,152 $1,029,722,47 $817,386,568

Ratio of Expenses to
Average Net Assets                   0.60% *      0.60%         0.60%         0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                   0.82% *      0.70%         0.60%         0.71%        0.87%       1.15%

Portfolio Turnover Rate              2.40% o     11.46%        15.71%        10.69%       12.91%      17.30%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Stock Index
      Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,887,581 and $81,214,369, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $553,169,435. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $239,452,935 and gross depreciation of securities in which there was an excess of tax cost over value of $97,378,063, resulting in net appreciation of $142,074,872.

5.    FUTURES CONTRACTS

      As of June 30, 2002, the Portfolio had 17 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in September 2002 and the Portfolio has recorded unrealized depreciation of $54,750 and $5,860, respectively, for a total unrealized depreciation of $60,610.

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

                      U.S. Government Securities Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                  U.S. GOVERNMENT
                                                                                                        SECURITIES
                                                                                                        PORTFOLIO
                                                                                                  -----------------------
                                                                                                  -----------------------
ASSETS:
     Investments in securities, market value  (1)                                               $             66,891,225
     Cash                                                                                                         25,264
     Collateral for securities loaned                                                                          3,528,891
     Dividends and interest receivable                                                                           486,560
     Subscriptions receivable                                                                                    128,051
     Receivable for investments sold                                                                           1,154,811
                                                                                                  -----------------------
                                                                                                  -----------------------

            Total assets                                                                                      72,214,802
                                                                                                  -----------------------
                                                                                                  -----------------------

LIABILITIES:
     Due to investment adviser                                                                                    30,608
     Redemptions payable                                                                                           2,842
     Payable for investments purchased                                                                         1,291,796
     Payable upon return of securities loaned                                                                  3,528,891
                                                                                                  -----------------------
                                                                                                  -----------------------

            Total liabilities                                                                                  4,854,137
                                                                                                  -----------------------
                                                                                                  -----------------------

NET ASSETS                                                                                      $             67,360,665
                                                                                                  =======================
                                                                                                  =======================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                              $              6,060,079
     Additional paid-in capital                                                                               59,864,471
     Net unrealized appreciation on investments                                                                1,764,909
     Undistributed net investment income                                                                          20,744
     Accumulated net realized loss on investments                                                               (349,538)
                                                                                                  -----------------------
                                                                                                  -----------------------

NET ASSETS                                                                                      $             67,360,665
                                                                                                  =======================
                                                                                                  =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                 1.1115
                                                                                                  =======================
                                                                                                  =======================
(Offering and Redemption Price)                                                                                   0.0000

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              200,000,000
     Outstanding                                                                                              60,600,786

(1)  Cost of investments in securities:                                                         $             65,126,316

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                                          U.S. GOVERNMENT
                                                                                                           SECURITIES
                                                                                                           PORTFOLIO
                                                                                                      ---------------------
                                                                                                      ---------------------
INVESTMENT INCOME:
     Interest                                                                                       $            2,251,609
     Income from securities lending                                                                                  6,299
                                                                                                      ---------------------
                                                                                                      ---------------------

     Total income                                                                                                2,257,908
                                                                                                      ---------------------
                                                                                                      ---------------------

EXPENSES:
     Management fees                                                                                               217,349
                                                                                                      ---------------------
                                                                                                      ---------------------

NET INVESTMENT INCOME                                                                                            2,040,559
                                                                                                      ---------------------
                                                                                                      ---------------------
                                                                                                                         0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                              979,339
     Change in net unrealized appreciation on investments                                                          184,770
                                                                                                      ---------------------
                                                                                                      ---------------------

     Net realized and unrealized gain on investments                                                             1,164,109
                                                                                                      ---------------------
                                                                                                      ---------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $            3,204,668
                                                                                                      =====================
                                                                                                      =====================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                               U.S. GOVERNMENT
                                                                                             SECURITIES PORTFOLIO
                                                                                    ---------------------------------------
                                                                                    ---------------------------------------
                                                                                          2002                  2001
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------
                                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                        $        2,040,559    $        4,920,511
     Net realized gain on investments                                                        979,339               919,612
     Change in net unrealized appreciation on investments                                    184,770               (60,404)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Net increase in net assets resulting from operations                                  3,204,668             5,779,719
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                           (2,019,815)           (4,841,424)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    11,568,331            35,510,673
     Reinvestment of distributions                                                         2,019,815             4,841,424
     Redemptions of shares                                                               (41,025,030)          (32,365,793)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Net increase (decrease) in net assets resulting from share transactions            (27,436,884)             7,986,304
     ----------------------------------------------------------------------------------------------------------------------
                                                                                    -----------------     -----------------

     Total increase (decrease) in net assets                                             (26,252,031)            8,924,599

NET ASSETS:
     Beginning of period                                                                  93,612,696            84,688,097
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     End of period (1)                                                            $       67,360,665    $       93,612,696
                                                                                    =================     =================
                                                                                    =================     =================

OTHER INFORMATION:

SHARES:
     Sold                                                                                 10,449,069            32,100,396
     Issued in reinvestment of distributions                                               1,836,934             4,405,063
     Redeemed                                                                            (36,786,801)          (29,352,790)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Net increase (decrease)                                                             (24,500,798)            7,152,669
                                                                                    =================     =================
                                                                                    =================     =================

(1) Including undistributed net investment income                                 $           20,744    $
See notes to financial statements.

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                     Year Ended December 31,
                                  June 30, 2002     2001         2000        1999         1998        1997
                                  -------------  -----------  -----------  ----------  -----------  ----------
                                  -------------  -----------  -----------  ----------  -----------  ----------
                                    UNAUDITED
Net Asset Value, Beginning of Peiod $ 1.1000  $    1.0865 $     1.0459 $    1.1049 $     1.0918 $    1.0738

Income from Investment Operations

Net investment income                 0.0350       0.0597       0.0675      0.0630       0.0646      0.0707
Net realized and unrealized gain (loss0.0112       0.0157       0.0398     (0.0600)      0.0126      0.0180
                                  -----------   ----------  -----------  ----------  -----------  ----------
                                  -----------   ----------  -----------  ----------  -----------  ----------

Total Income From
     Investment Operations            0.0462       0.0754       0.1073      0.0030       0.0772      0.0887
                                  -----------   ----------  -----------  ----------  -----------  ----------
                                  -----------   ----------  -----------  ----------  -----------  ----------

Less Distributions

From net investment income           (0.0347)     (0.0619)     (0.0667)    (0.0620)     (0.0641)    (0.0707)
                                  -----------   ----------  -----------  ----------  -----------  ----------
                                  -----------   ----------  -----------  ----------  -----------  ----------

Total Distributions                  (0.0347)     (0.0619)     (0.0667)    (0.0620)     (0.0641)    (0.0707)
                                  -----------   ----------  -----------  ----------  -----------  ----------
                                  -----------   ----------  -----------  ----------  -----------  ----------

Net Asset Value, End of Period  $     1.1115  $    1.1000 $     1.0865 $    1.0459 $     1.1049 $    1.0918
                                  ===========   ==========  ===========  ==========  ===========  ==========
                                  ===========   ==========  ===========  ==========  ===========  ==========
                                      0.0000

Total Return                           4.26% o      7.07%       10.58%       0.30%        7.24%       8.51%

Net Assets, End of Period       $ 67,360,665  $ 93,612,696$ 84,688,097 $ 76,591,857$ 78,875,126 $ 58,311,917

Ratio of Expenses to
Average Net Assets                     0.60% *      0.60%        0.60%       0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                     5.64% *      5.65%        6.44%       5.83%        5.91%       6.32%

Portfolio Turnover Rate               34.54% o     66.47%       32.95%      51.82%       56.64%      55.54%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940
      Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryovers of $749,001, $205,045 and $361,114, which expire in the years 2002, 2004 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $21,823,345 and $49,673,948, respectively. There were no purchases or sales of non-U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $65,026,104. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,907,290 and gross depreciation of securities in which there was an excess of tax cost over value of $42,169, resulting in net appreciation of $1,865,121.

5.
 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2002, the Portfolio had securities on loan valued at $3,459,180 and received collateral of $3,528,891 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

     Short Duration Bond and U.S. Government Mortgage Securities Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

                                                                                                           U.S.
                                                                        SHORT                           GOVERNMENT
                                                                      DURATION                           MORTGAGE
                                                                        BOND                            SECURITIES
                                                                      PORTFOLIO                          PORTFOLIO
                                                                  ------------------                  ----------------
                                                                  ------------------                  ----------------
ASSETS:
     Investments in securities, market value  (1)               $       138,725,198                 $     244,701,998
     Cash                                                                 2,050,116                            11,165
     Collateral for securities loaned                                     7,403,050                        37,267,411
     Dividends and interest receivable                                    1,945,256                         1,517,070
     Subscriptions receivable                                               135,548                           729,617
     Receivable for investments sold                                      7,045,825                         1,324,242
                                                                  ------------------                  ----------------
                                                                  ------------------                  ----------------

     Total assets                                                       157,304,993                       285,551,503
                                                                  ------------------                  ----------------
                                                                  ------------------                  ----------------

LIABILITIES:
     Due to investment adviser                                               67,320                           114,506
     Redemptions payable                                                     93,247                           267,975
     Payable for investments purchased                                    8,090,967                         1,780,718
     Payable upon return of securities loaned                             7,403,050                        37,267,411
                                                                  ------------------                  ----------------
                                                                  ------------------                  ----------------

     Total liabilities                                                   15,654,584                        39,430,610
                                                                  ------------------                  ----------------
                                                                  ------------------                  ----------------

NET ASSETS                                                      $       141,650,409                 $     246,120,893
                                                                  ==================                  ================
                                                                  ==================                  ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                              $        13,756,008                 $      20,464,743
     Additional paid-in capital                                         124,609,012                       219,575,459
     Net unrealized appreciation on investments                           1,321,278                         5,569,730
     Undistributed net investment income                                    488,219                            72,603
     Accumulated net realized gain on investments                         1,475,892                           438,358
                                                                  ------------------                  ----------------
                                                                  ------------------                  ----------------

NET ASSETS                                                      $       141,650,409                 $     246,120,893
                                                                  ==================                  ================
                                                                  ==================                  ================

NET ASSET VALUE PER OUTSTANDING SHARE                           $            1.0297                 $          1.2027
                                                                  ==================                  ================
                                                                  ==================                  ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                         270,000,000                       300,000,000
     Outstanding                                                        137,560,082                       204,647,429

(1)  Cost of investments in securities:                         $       137,403,920                 $     239,132,268

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              U.S.
                                                                              SHORT                        GOVERNMENT
                                                                             DURATION                       MORTGAGE
                                                                               BOND                        SECURITIES
                                                                            PORTFOLIO                       PORTFOLIO
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

INVESTMENT INCOME:
     Interest                                                          $        3,620,721             $         7,160,213
     Income from securities lending                                                10,603                          10,045
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

     Total income                                                               3,631,324                       7,170,258
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

EXPENSES:
     Management fees                                                              440,536                         694,871
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

NET INVESTMENT INCOME                                                           3,190,788                       6,475,387
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                             310,465                       1,246,216
     Change in net unrealized appreciation on investments                        (862,199)                      1,866,977
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

     Net realized and unrealized gain (loss) on investments                      (551,734)                      3,113,193
                                                                         -----------------              ------------------
                                                                         -----------------              ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $        2,639,054             $         9,588,580
                                                                         =================              ==================
                                                                         =================              ==================

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             U.S. GOVERNMENT
                                                                       SHORT DURATION BOND                 MORTGAGE SECURITIES
                                                                     PORTFOLIO                            PORTFOLIO
                                                                  ------------------------------      ------------------------------
                                                                  ------------------------------      ------------------------------
                                                                      2002             2001               2002              2001
                                                                  -------------    -------------      -------------     ------------
                                                                  ------------------------------      ------------------------------
                                                                     UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                       $    3,190,788   $    8,750,471     $    6,475,387    $   11,722,644
    Net realized gain on investments                                   310,465        3,655,604          1,246,216         1,107,583
    Change in net unrealized appreciation on investments              (862,199)         238,260          1,866,977         1,132,834
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

    Net increase in net assets resulting from operations             2,639,054       12,644,335          9,588,580        13,963,061
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (3,156,454)      (8,813,665)        (6,402,784)      (11,500,491
    From net realized gains                                                  0         (730,585)                 0                 0
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

    Total distributions                                             (3,156,454)      (9,544,250)        (6,402,784)      (11,500,491
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                               30,392,424      117,850,239         70,760,953       156,905,131
    Reinvestment of distributions                                    3,156,454        9,544,250          6,402,784        11,500,491
    Redemptions of shares                                          (51,488,277)    (126,011,083)       (53,824,922)     (133,674,837
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

    Net increase (decrease) in net assets resulting from share     (17,939,399)       1,383,406         23,338,815        34,730,785
    transactions                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

    Total increase (decrease) in net assets                        (18,456,799)       4,483,491         26,524,611        37,193,355

NET ASSETS:
    Beginning of period                                            160,107,208      155,623,717        219,596,282       182,402,927
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

    End of period  (1)                                          $  141,650,409   $  160,107,208     $  246,120,893    $  219,596,282
                                                                  =============    =============      =============     ============
                                                                  =============    =============      =============     ============
                                                                             0                0                  0                 0
OTHER INFORMATION:

SHARES:
    Sold                                                            29,407,230      113,837,108         58,932,384       131,761,746
    Issued in reinvestment of distributions                          3,074,584        9,252,635          5,369,726         9,718,500
    Redeemed                                                       (49,730,188)    (121,538,377)       (44,911,184)     (112,309,170
                                                                  -------------    -------------      -------------     ------------
                                                                  -------------    -------------      -------------     ------------

    Net increase (decrease)                                        (17,248,374)       1,551,366         19,390,926        29,171,076
                                                                  =============    =============      =============     ============
                                                                  =============    =============      =============     ============

(1) Including undistributed net investment income               $      488,219   $      453,885     $       72,603    $            0

See notes to financial statements.


See notes to financial statements.


MAXIM SERIES FUND, INC.

SHORT DURATION BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                               Six Months Ended                   Year Ended December 31,
                                               -------------------------------------------------------------
                                               -------------------------------------------------------------
                                  June 30, 2002   2001         2000         1999        1998         1997
                                  ------------------------  -----------  -----------  ----------   ---------
                                  ------------------------  -----------  -----------  ----------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Pe$iod  1.0342 $     1.0154 $     1.0021 $     1.0204 $    1.0134  $   1.0065

Income from Investment Operations

Net investment income                 0.0235       0.0559       0.0589       0.0520      0.0546      0.0534
Net realized and unrealized gain     (0.0051)      0.0230       0.0117      (0.0183)     0.0087      0.0070
   (loss)                         -----------  -----------  -----------  -----------  ----------   ---------
                                  -----------  -----------  -----------  -----------  ----------   ---------

Total Income From
     Investment Operations            0.0184       0.0789       0.0706       0.0337      0.0633      0.0604
                                  -----------  -----------  -----------  -----------  ----------   ---------
                                  -----------  -----------  -----------  -----------  ----------   ---------

Less Distributions

From net investment income           (0.0229)     (0.0552)     (0.0573)     (0.0517)    (0.0543)    (0.0534)
From net realized gains               0.0000      (0.0049)      0.0000      (0.0003)    (0.0020)    (0.0001)
                                  -----------  -----------  -----------  -----------  ----------   ---------
                                  -----------  -----------  -----------  -----------  ----------   ---------

Total Distributions                  (0.0229)     (0.0601)     (0.0573)     (0.0520)    (0.0563)    (0.0535)
                                  -----------  -----------  -----------  -----------  ----------   ---------
                                  -----------  -----------  -----------  -----------  ----------   ---------

Net Asset Value, End of Period  $     1.0297 $     1.0342 $     1.0154 $     1.0021 $    1.0204  $   1.0134
                                  ===========  ===========  ===========  ===========  ==========   =========
                                  ===========  ===========  ===========  ===========  ==========   =========
                                      0.0000

Total Return                           1.80% o      7.91%        7.24%        3.37%       6.36%       6.14%

Net Assets, End of Period       $ 141,650,409$ 160,107,208$ 155,623,717$ 137,920,472$ 110,917,091$ 78,367,545

Ratio of Expenses to
Average Net Assets                     0.60% *      0.60%        0.60%        0.60%       0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                     4.35% *      5.28%        5.93%        5.29%       5.45%       5.47%

Portfolio Turnover Rate               75.66% o    132.76%       85.06%       45.60%      37.33%      84.59%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

                                                                                                (Continued)

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                 Six Months Ended                     Year Ended December 31,
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                  June 30, 2002   2001        2000         1999         1998         1997
                                  ------------------------  ----------   ----------   ----------  -----------
                                  ------------------------  ----------   ----------   ----------  -----------
                                   UNAUDITED
Net Asset Value, Beginning of Period$1.1854  $     1.1686 $    1.1250  $    1.1863  $    1.1743 $     1.1519

Income from Investment Operations

Net investment income                0.0324        0.0632      0.0743       0.0676       0.0700       0.0745
Net realized and unrealized gain     0.0169        0.0188      0.0424      (0.0619)      0.0118       0.0224
   (loss)                         ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Total Income From
     Investment Operations           0.0493        0.0820      0.1167       0.0057       0.0818       0.0969
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Less Distributions

From net investment income          (0.0320)      (0.0652)    (0.0731)     (0.0670)     (0.0698)     (0.0745)
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Total Distributions                 (0.0320)      (0.0652)    (0.0731)     (0.0670)     (0.0698)     (0.0745)
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Net Asset Value, End of Period  $    1.2027  $     1.1854 $    1.1686  $    1.1250  $    1.1863 $     1.1743
                                  ==========   ===========  ==========   ==========   ==========  ===========
                                  ==========   ===========  ==========   ==========   ==========  ===========
Total Return                          4.21% o       7.13%      10.71%        0.51%        7.12%        8.64%

Net Assets, End of Period       $ 246,120,893$ 219,596,282$ 182,402,927$ 183,177,607$ 192,302,27$ 162,184,386

Ratio of Expenses to
Average Net Assets                    0.60% *       0.60%       0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
Average Net Assets                    5.59% *       5.66%       6.39%        5.86%        5.98%        6.44%

Portfolio Turnover Rate              37.21% o      49.85%      26.97%       46.74%      108.19%       34.01%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized
                                                                                                           (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Short Duration Bond and U.S. Government Mortgage Securities Portfolios (collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. Effective May 1, 2002, the Short-Term Maturity Bond Portfolio's name changed to Short Duration Bond Portfolio. The investment objective of each Portfolio is: to seek maximum total return that is consistent with preservation of capital and liquidity for the Short Duration Bond Portfolio and to seek the highest level of return consistent with preservation of capital and substantial credit protection for the U.S. Government Mortgage Securities Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

      The Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2002 were $11,748,428, $11,869,412 and 8.38%, respectively.


      The Short Duration Bond Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists.
      These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2002 were $766,035, $763,622 and 0.54%, respectively.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the U.S. Government Mortgage Securities Portfolio had available for federal income tax purposes unused capital loss carryovers of $44,440, $190,132 and $796,257, which expire in the years 2002, 2004 and 2008, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolios. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.


3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $107,198,481 and $86,233,798, respectively for the Short Duration Bond Portfolio. There were no purchases or sales of non-U.S. Government securities in the U.S. Government Mortgage Securities Portfolio.

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------
     Short Duration Bond Portfolio                          $     2,123,707   $    43,292,276
     U.S. Government Mortgage Securities Portfolio              109,556,882        86,869,387


4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002, were as follows:

                               Cost For
                                Income                                                 Net
                                 Tax              Gross             Gross          Unrealized
                               Purposes       Appreciation      Depreciation      Appreciation
                             -------------    --------------    --------------    --------------
     Short Duration Bond
        Portfolio          $  137,193,062  $     2,196,149    $     (664,013)    $  1,532,136

     U.S. Government
        Mortgage
        Securities            238,975,978         5,771,444          (45,424)       5,726,020
        Portfolio

5.      SECURITIES LOANED

      The Portfolios have entered into securities lending agreements with their custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolios receive annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolios against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statements of Assets and Liabilities. The Portfolios also continue to receive interest or dividends on the securities loaned. As of June 30, 2002, the Short Duration Bond and U.S. Government Mortgage Securities Portfolios had securities on loan valued at $7,191,167 and $36,481,008, respectively, and received collateral of $7,403,050 and $37,267,411, respectively, for such loans. The Portfolios bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                             MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
               June 30, 2002 and the Year Ended December 31, 2001

            Bond Index and Loomis Sayles Small-Cap Value Portfolios MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                                                   LOOMIS SAYLES
                                                                          BOND                       SMALL-CAP
                                                                         INDEX                         VALUE
                                                                       PORTFOLIO                     PORTFOLIO
                                                                    -----------------            ------------------
                                                                    -----------------            ------------------
ASSETS:
     Investments in securities, market value  (1)                 $      167,849,500           $       249,466,127
     Collateral for securities loaned                                     43,645,115                    14,094,710
     Dividends and interest receivable                                     1,676,308                       395,048
     Subscriptions receivable                                                480,340                       261,280
     Receivable for investments sold                                         497,000                     2,977,835
                                                                    -----------------            ------------------
                                                                    -----------------            ------------------

     Total assets                                                        214,148,263                   267,195,000
                                                                    -----------------            ------------------
                                                                    -----------------            ------------------

LIABILITIES:
     Due to investment adviser                                                64,628                       208,799
     Redemptions payable                                                      97,571                       407,172
     Payable for investments purchased                                       879,861                     2,234,905
     Payable upon return of securities loaned                             43,645,115                    14,094,710
     Payable to custodian                                                      2,565                       889,875
                                                                    -----------------            ------------------
                                                                    -----------------            ------------------

     Total liabilities                                                    44,689,740                    17,835,461
                                                                    -----------------            ------------------
                                                                    -----------------            ------------------

NET ASSETS                                                        $      169,458,523           $       249,359,539
                                                                    =================            ==================
                                                                    =================            ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                $       12,825,461           $        14,457,193
     Additional paid-in capital                                          151,743,303                   201,854,703
     Net unrealized appreciation on investments                            5,080,399                    19,939,612
     Undistributed net investment income                                      65,282                        33,751
     Accumulated net realized gain (loss) on investments                    (255,922)                   13,074,280
                                                                    -----------------            ------------------
                                                                    -----------------            ------------------

NET ASSETS                                                        $      169,458,523           $       249,359,539
                                                                    =================            ==================
                                                                    =================            ==================

NET ASSET VALUE PER OUTSTANDING SHARE                             $           1.3213           $            1.7248
                                                                    =================            ==================
                                                                    =================            ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                          220,000,000                   200,000,000
     Outstanding                                                         128,254,613                   144,571,929

(1)  Cost of investments in securities:                           $      162,769,101           $       229,526,515

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

                                                                                                 LOOMIS SAYLES
                                                                          BOND                     SMALL-CAP
                                                                         INDEX                       VALUE
                                                                       PORTFOLIO                   PORTFOLIO
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

INVESTMENT INCOME:
    Interest                                                      $        4,696,283         $           143,070
    Income from securities lending                                            35,079                       6,149
    Dividends                                                                                          1,619,958
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

    Total income                                                           4,731,362                   1,769,177
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

EXPENSES:
    Audit fees                                                                                             6,929
    Bank and custodial fees                                                                               21,330
    Investment administration                                                                             52,143
    Management fees                                                          412,693                   1,237,231
    Other expenses                                                                                        15,605
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

    Total expenses                                                           412,693                   1,333,238

    Less amount reimbursed by investment adviser                                                          18,037
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

    Net expenses                                                             412,693                   1,315,201
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

NET INVESTMENT INCOME                                                      4,318,669                     453,976
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                 (306,142)                  7,981,714
    Change in net unrealized appreciation on investments                   1,713,326                  (6,629,244)
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

    Net realized and unrealized gain on investments                        1,407,184                   1,352,470
                                                                    -----------------          ------------------
                                                                    -----------------          ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $        5,725,853         $         1,806,446
                                                                    =================          ==================
                                                                    =================          ==================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           LOOMIS SAYLES
                                                                      BOND INDEX                          SMALL-CAP VALUE
                                                                PORTFOLIO                              PORTFOLIO
                                                            -------------------------------        -------------------------------
                                                            -------------------------------        -------------------------------
                                                               2002               2001                2002               2001
                                                            ------------      -------------        ------------      -------------
                                                            -------------------------------        -------------------------------
                                                                UNAUDITED                              UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                 $   4,318,669     $   10,027,449       $     453,976     $      922,875
    Net realized gain (loss) on investments                    (306,142)         3,655,175           7,981,714         19,030,810
    Change in net unrealized appreciation on investments      1,713,326         (1,121,403)         (6,629,244)         4,745,459
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------
                                                                                                             0                  0
    Net increase in net assets resulting from operations      5,725,853         12,561,221           1,806,446         24,699,144
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                               (4,270,707)        (9,848,603)           (420,225)          (937,051)
    From net realized gains                                                                                           (13,152,510)
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

    Total distributions                                      (4,270,707)        (9,848,603)           (420,225)       (14,089,561)
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                        43,893,539        190,665,217          68,364,896        166,598,144
    Reinvestment of distributions                             4,270,707          9,848,603             420,225         14,089,561
    Redemptions of shares                                   (62,898,173)      (168,479,395)        (47,307,891)      (135,040,650)
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

    Net increase (decrease) in net assets resulting from    (14,733,927)        32,034,425          21,477,230         45,647,055
    share transactions                                      ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

    Total increase (decrease) in net assets                 (13,278,781)        34,747,043          22,863,451         56,256,638

NET ASSETS:
    Beginning of period                                     182,737,304        147,990,261         226,496,088        170,239,450
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

    End of period  (1)                                    $ 169,458,523     $  182,737,304       $ 249,359,539     $  226,496,088
                                                            ============      =============        ============      =============
                                                            ============      =============        ============      =============

OTHER INFORMATION:

SHARES:
    Sold                                                     33,198,357        145,087,919          38,836,337        100,308,520
    Issued in reinvestment of distributions                   3,259,660          7,546,842             250,583          8,620,716
    Redeemed                                                (47,617,802)      (128,259,743)        (27,261,687)       (82,860,502)
                                                            ------------      -------------        ------------      -------------
                                                            ------------      -------------        ------------      -------------

    Net increase (decrease)                                 (11,159,785)        24,375,018          11,825,233         26,068,734
                                                            ============      =============        ============      =============
                                                            ============      =============        ============      =============

(1) Including undistributed net investment income         $      65,282     $       17,320       $      33,751     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                  Six Months Ended                  Year Ended December 31,
                                               ---------------------------------------------------------------
                                               ---------------------------------------------------------------
                                  June 30, 2002   2001         2000         1999         1998         1997
                                  ------------------------  -----------  -----------  -----------  -----------
                                  ------------------------  -----------  -----------  -----------  -----------
                                   UNAUDITED
Net Asset Value, Beginning of Period $1.3107 $     1.2864 $     1.2276 $     1.3010 $     1.2856 $     1.2774

Income from Investment Operations

Net investment income                 0.0348       0.0687       0.0776       0.0695       0.0737       0.0769
Net realized and unrealized gain      0.0102       0.0262       0.0570      (0.0736)      0.0154       0.0081
   (loss)
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Total Income (Loss) From
     Investment Operations            0.0450       0.0949       0.1346      (0.0041)      0.0891       0.0850
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income           (0.0344)     (0.0706)     (0.0758)     (0.0693)     (0.0737)     (0.0768)
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Total Distributions                  (0.0344)     (0.0706)     (0.0758)     (0.0693)     (0.0737)     (0.0768)
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period  $     1.3213 $     1.3107 $     1.2864 $     1.2276 $     1.3010 $     1.2856
                                  ===========  ===========  ===========  ===========  ===========  ===========
                                  ===========  ===========  ===========  ===========  ===========  ===========
                                      0.0000

Total Return                           3.46% o      7.52%       11.28%       (0.31%)       7.08%        6.85%

Net Assets, End of Period       $ 169,458,523$ 182,737,304$ 147,990,261$ 133,484,683$ 130,436,898$ 114,875,960

Ratio of Expenses to
Average Net Assets                     0.50% *      0.50%        0.50%        0.56%        0.60%        0.60%

Ratio of Net Investment Income to
Average Net Assets                     5.23% *      5.60%        6.24%        5.56%        5.69%        6.02%

Portfolio Turnover Rate               16.73% o     56.51%       27.38%      127.95%       59.84%      140.35%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized
                                                                                                   (Continued)

MAXIM SERIES FUND, INC.

LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                      Year Ended December 31,
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
                                   June 30, 2002   2001         2000        1999         1998         1997
                                   ------------------------  -----------  ----------  -----------  -----------
                                   ------------------------  -----------  ----------  -----------  -----------
                                    UNAUDITED
Net Asset Value, Beginning of Period $1.7062  $     1.5958 $     1.3349 $    1.4482 $     1.5316 $     1.4028

Income from Investment Operations

Net investment income                 0.0031        0.0082       0.0107      0.0079       0.0139       0.0103
Net realized and unrealized gain      0.0184        0.2157       0.3024     (0.0219)     (0.0492)      0.3273
   (loss)                          ----------   -----------  -----------  ----------  -----------  -----------
                                   ----------   -----------  -----------  ----------  -----------  -----------

Total Income (Loss) From
Investment Operations                 0.0215        0.2239       0.3131     (0.0140)     (0.0353)      0.3376
                                   ----------   -----------  -----------  ----------  -----------  -----------
                                   ----------   -----------  -----------  ----------  -----------  -----------

Less Distributions

From net investment income           (0.0029)      (0.0081)     (0.0105)    (0.0084)     (0.0138)     (0.0100)
From net realized gains               0.0000       (0.1054)     (0.0417)    (0.0909)     (0.0343)     (0.1988)
                                   ----------   -----------  -----------  ----------  -----------  -----------
                                   ----------   -----------  -----------  ----------  -----------  -----------

Total Distributions                  (0.0029)      (0.1135)     (0.0522)    (0.0993)     (0.0481)     (0.2088)
                                   ----------   -----------  -----------  ----------  -----------  -----------
                                   ----------   -----------  -----------  ----------  -----------  -----------

Net Asset Value, End of Period   $    1.7248  $     1.7062 $     1.5958 $    1.3349 $     1.4482 $     1.5316
                                   ==========   ===========  ===========  ==========  ===========  ===========
                                   ==========   ===========  ===========  ==========  ===========  ===========
                                      0.0000

Total Return                           1.26% o      14.36%       23.74%      (0.43%)      (2.28%)      24.50%

Net Assets, End of Period        $ 249,359,539$ 226,496,088$ 170,239,450$ 93,087,906$ 127,807,361$ 183,322,635

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                 1.08% *       1.11%        1.16%       1.15%        1.11%        1.11%
- After Reimbursement #                1.06% *       1.10%        1.16%       1.14%        1.11%        1.11%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                 0.35% *       0.48%        0.87%       0.52%        0.81%        0.89%
- After Reimbursement #                0.37% *       0.49%        0.87%       0.53%        0.81%        0.89%

Portfolio Turnover Rate               39.70% o      97.49%      122.31%     105.57%      149.12%       93.28%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized
                                                                                                   (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Bond Index and Loomis Sayles Small-Cap Value Portfolios (collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index for the Bond Index Portfolio and to seek long-term capital growth for the Loomis Sayles Small-Cap Value Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Bond Index Portfolio are declared and paid quarterly. Dividends from net investment income of the Loomis Sayles Small-Cap Value Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection for the Bond Index Portfolio and on the basis of the first-in, first-out method (FIFO) for the Loomis Sayles Small-Cap Value Portfolio

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Bond Index Portfolio had available for federal income tax purposes unused capital loss carryover of $153,956, which expires in the year 2008.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Bond Index Portfolio and 1.00% of the average daily net assets of the Loomis Sayles Small-Cap Value Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Loomis Sayles Small-Cap Value Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Bond Index Portfolio, the management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------
     Bond Index Portfolio                                   $      2,995,258  $     4,849,484
     Loomis Sayles Small-Cap Value Portfolio                     124,933,216       93,862,261



      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $20,701,038 and $33,018,948, respectively, for the Bond Index Portfolio. There were no purchases or sales of U.S. Government securities in the Loomis Sayles Small-Cap Value Portfolio.


4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002, were as follows:

                               Cost For
                                Income                                                 Net
                                 Tax              Gross             Gross          Unrealized
                               Purposes       Appreciation      Depreciation      Appreciation
                             -------------    --------------    --------------    --------------
     Bond Index Portfolio  $  162,452,783  $      5,629,772   $     (233,055)   $     5,396,717

     Loomis Sayles
        Small-Cap Value
        Portfolio             229,998,610        30,112,627      (10,645,110)       19,467,517


5.      SECURITIES LOANED

      The Portfolios have entered into securities lending agreements with their custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolios receive annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolios against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statements of Assets and Liabilities. The Portfolios also continue to receive interest or dividends on the securities loaned. As of June 30, 2002, the Bond Index and Loomis Sayles Small-Cap Value Portfolios had securities on loan valued at $42,726,948 and $13,949,850, respectively, and received collateral of $43,645,115 and $14,094,710, respectively for such loans. The Portfolios bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                            MAXIM SERIES FUND, INC.
           Financial Statements and Financial Highlights for the Six
        Months Ended June 30, 2002 and the Year Ended December 31, 2001

                             Growth Index Portfolio
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                           GROWTH
                                                                                                            INDEX
                                                                                                          PORTFOLIO
                                                                                                     --------------------
                                                                                                     --------------------
ASSETS:
     Investments in securities, market value   (1)                                                 $         215,480,163
     Dividends and interest receivable                                                                           276,155
     Subscriptions receivable                                                                                    202,481
     Variation margin on futures contracts                                                                         5,500
                                                                                                     --------------------
                                                                                                     --------------------

            Total assets                                                                                     215,964,299
                                                                                                     --------------------
                                                                                                     --------------------

LIABILITIES:
     Due to investment adviser                                                                                   101,818
     Redemptions payable                                                                                         338,634
     Payable to custodian                                                                                      5,340,590
                                                                                                     --------------------
                                                                                                     --------------------

            Total liabilities                                                                                  5,781,042
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $         210,183,257
                                                                                                     ====================
                                                                                                     ====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                 $          15,135,665
     Additional paid-in capital                                                                              269,685,531
     Net unrealized depreciation on investments and futures contracts                                        (50,709,226)
     Overdistributed net investment income                                                                        (5,372)
     Accumulated net realized loss on investments and futures contracts                                      (23,923,341)
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $         210,183,257
                                                                                                     ====================
                                                                                                     ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $              1.3887
                                                                                                     ====================
                                                                                                     ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              300,000,000
     Outstanding                                                                                             151,356,649

(1)  Cost of investments in securities:                                                            $         266,196,774

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              GROWTH
                                                                                                              INDEX
                                                                                                            PORTFOLIO
                                                                                                         -----------------
                                                                                                         -----------------
INVESTMENT INCOME:
      Interest                                                                                         $            5,377
      Dividends                                                                                                 1,309,125
                                                                                                         -----------------
                                                                                                         -----------------

      Total income                                                                                              1,314,502
                                                                                                         -----------------
                                                                                                         -----------------

EXPENSES:
      Management fees                                                                                             739,337
                                                                                                         -----------------
                                                                                                         -----------------

NET INVESTMENT INCOME                                                                                             575,165
                                                                                                         -----------------
                                                                                                         -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                                         (9,890,601)
      Net realized loss on futures contracts                                                                     (187,565)
      Change in net unrealized depreciation on investments                                                    (35,372,568)
      Change in net unrealized appreciation on futures contracts                                                   22,110
                                                                                                         -----------------
                                                                                                         -----------------

      Net realized and unrealized loss on investments and futures contracts                                   (45,428,624)
                                                                                                         -----------------
                                                                                                         -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $      (44,853,459)
                                                                                                         =================
                                                                                                         =================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    GROWTH INDEX
                                                                                           PORTFOLIO
                                                                                        --------------------------------------
                                                                                        --------------------------------------
                                                                                              2002                 2001
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------
                                                                                           UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                           $          575,165   $          936,389
      Net realized gain (loss) on investments                                                 (9,890,601)           1,387,765
      Net realized loss on futures contracts                                                    (187,565)          (1,092,881)
      Change in net unrealized depreciation on investments                                   (35,372,568)         (47,386,421)
      Change in net unrealized appreciation (depreciation) on futures contracts                   22,110              285,500
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease in net assets resulting from operations                                   (44,853,459)         (45,869,648)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (580,537)            (959,712)
      From net realized gains                                                                          0                    0
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Total distributions                                                                       (580,537)            (959,712)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       36,557,689          101,675,167
      Reinvestment of distributions                                                              580,537              959,712
      Redemptions of shares                                                                  (57,513,069)        (130,616,549)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease in net assets resulting from share transactions                           (20,374,843)         (27,981,670)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Total decrease in net assets                                                           (65,808,839)         (74,811,030)

NET ASSETS:
      Beginning of period                                                                    275,992,096          350,803,126
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      End of period  (1)                                                              $      210,183,257   $      275,992,096
                                                                                        =================    =================
                                                                                        =================    =================
                                                                                                       0
OTHER INFORMATION:

SHARES:
      Sold                                                                                    23,051,649           59,088,013
      Issued in reinvestment of distributions                                                    419,691              571,559
      Redeemed                                                                               (36,290,385)         (76,211,627)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease                                                                           (12,819,045)         (16,552,055)
                                                                                        =================    =================
                                                                                        =================    =================

(1) Including overdistributed net investment income                                   $           (5,372)  $                0

See notes to financial statements.


MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                  Six Months EnYear Ended December 31,
                                               ---------------------------------------------------------------
                                               ---------------------------------------------------------------
                                  June 30, 2002   2001         2000         1999         1998         1997
                                  ------------------------  -----------  -----------  -----------  -----------
                                  ------------------------  -----------  -----------  -----------  -----------
                                   UNAUDITED
Net Asset Value, Beginning of Period $1.6811 $     1.9411 $     2.8634 $     2.4276 $     1.8507 $     1.4852

Income from Investment Operations

Net investment income                 0.0038       0.0056       0.0008       0.0061       0.0070       0.0085
Net realized and unrealized gain     (0.2924)     (0.2599)     (0.6311)      0.6347       0.6769       0.4241
   (loss)                         -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Total Income (Loss) From
     Investment Operations           (0.2886)     (0.2543)     (0.6303)      0.6408       0.6839       0.4326
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income           (0.0038)     (0.0057)     (0.0007)     (0.0061)     (0.0070)     (0.0085)
From net realized gains               0.0000       0.0000      (0.2913)     (0.1989)     (0.1000)     (0.0586)
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Total Distributions                  (0.0038)     (0.0057)     (0.2920)     (0.2050)     (0.1070)     (0.0671)
                                  -----------  -----------  -----------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period  $     1.3887 $     1.6811 $     1.9411 $     2.8634 $     2.4276 $     1.8507
                                  ===========  ===========  ===========  ===========  ===========  ===========
                                  ===========  ===========  ===========  ===========  ===========  ===========
Total Return                         (17.17%)o    (13.10%)     (22.36%)      26.87%       37.28%       29.26%

Net Assets, End of Period       $ 210,183,257$ 275,992,096$ 350,803,126$ 499,612,225$ 297,170,229$ 162,975,760

Ratio of Expenses to
Average Net Assets                     0.60% *      0.60%        0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
Average Net Assets                     0.47% *      0.32%        0.03%        0.26%        0.36%        0.54%

Portfolio Turnover Rate               12.66% o     37.66%       39.05%       54.24%       26.48%       21.52%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------
1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940
      Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Growth Index Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P)/BARRA Growth Index. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryover of $6,484,023 which expires in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $31,453,586 and $51,434,752, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.


4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $267,887,168. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,733,435 and gross depreciation of securities in which there was an excess of tax cost over value of $63,133,055, resulting in net depreciation of $52,399,620.

5.    FUTURES CONTRACTS

      As of June 30, 2002, the Portfolio had 5 open S&P BARRA long futures contracts. The contracts expire in September 2002 and the Portfolio has recorded unrealized appreciation of $7,385.

                            MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Six Months Ended
               June 30, 2002 and the Year Ended December 31, 2001

                     T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       T. ROWE PRICE
                                                                                                       EQUITY/INCOME
                                                                                                         PORTFOLIO
                                                                                                    ---------------------
                                                                                                    ---------------------
ASSETS:
     Investments in securities, market value  (1)                                                 $          244,028,165
     Cash                                                                                                         11,446
     Collateral for securities loaned                                                                          2,019,741
     Dividends and interest receivable                                                                           529,994
     Subscriptions receivable                                                                                    124,355
     Receivable for investments sold                                                                           9,170,214
                                                                                                    ---------------------
                                                                                                    ---------------------

            Total assets                                                                                     255,883,915
                                                                                                    ---------------------
                                                                                                    ---------------------

LIABILITIES:
     Due to investment adviser                                                                                   163,144
     Redemptions payable                                                                                         269,914
     Payable for investments purchased                                                                         8,796,413
     Payable upon return of securities loaned                                                                  2,019,741
                                                                                                    ---------------------
                                                                                                    ---------------------

            Total liabilities                                                                                 11,249,212
                                                                                                    ---------------------
                                                                                                    ---------------------

NET ASSETS                                                                                        $          244,634,703
                                                                                                    =====================
                                                                                                    =====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                $           15,883,192
     Additional paid-in capital                                                                              234,157,417
     Net unrealized depreciation on investments                                                              (10,111,175)
     Undistributed net investment income                                                                          45,964
     Accumulated net realized gain on investments                                                              4,659,305
                                                                                                    ---------------------
                                                                                                    ---------------------

NET ASSETS                                                                                        $          244,634,703
                                                                                                    =====================
                                                                                                    =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $               1.5402
                                                                                                    =====================
                                                                                                    =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              200,000,000
     Outstanding                                                                                             158,831,917

(1)  Cost of investments in securities:                                                           $          254,139,340

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                         T. ROWE PRICE
                                                                                                         EQUITY/INCOME
                                                                                                           PORTFOLIO
                                                                                                      ---------------------
                                                                                                      ---------------------
INVESTMENT INCOME:
       Interest                                                                                     $               87,511
       Income from securities lending                                                                                1,375
       Dividends                                                                                                 2,558,730
       Foreign withholding tax                                                                                      (6,282)
                                                                                                      ---------------------
                                                                                                      ---------------------

       Total income                                                                                              2,641,334
                                                                                                      ---------------------
                                                                                                      ---------------------

EXPENSES:
       Audit fees                                                                                                    5,819
       Bank and custodial fees                                                                                       8,495
       Investment administration                                                                                    52,143
       Management fees                                                                                             963,183
       Other expenses                                                                                               16,408
                                                                                                      ---------------------
                                                                                                      ---------------------

       Total expenses                                                                                            1,046,048

       Less amount reimbursed by investment adviser                                                                  6,800
                                                                                                      ---------------------
                                                                                                      ---------------------

       Net expenses                                                                                              1,039,248
                                                                                                      ---------------------
                                                                                                      ---------------------

NET INVESTMENT INCOME                                                                                            1,602,086
                                                                                                      ---------------------
                                                                                                      ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized gain on investments                                                                          4,580,035
       Change in net unrealized depreciation on investments                                                    (15,728,262)
                                                                                                      ---------------------
                                                                                                      ---------------------

       Net realized and unrealized loss on investments                                                         (11,148,227)
                                                                                                      ---------------------
                                                                                                      ---------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $           (9,546,141)
                                                                                                      =====================
                                                                                                      =====================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                  T. ROWE PRICE
                                                                                                  EQUITY/INCOME
                                                                                         PORTFOLIO
                                                                                      ---------------------------------------
                                                                                      ---------------------------------------
                                                                                            2002                  2001
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------
                                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                         $        1,602,086    $        3,055,485
      Net realized gain on investments                                                       4,580,035             3,797,674
      Change in net unrealized appreciation (depreciation) on investments                  (15,728,262)           (4,564,055)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase (decrease) in net assets resulting from operations                       (9,546,141)            2,289,104
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                            (1,607,823)           (3,008,244)
      From net realized gains                                                                                     (7,443,175)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Total distributions                                                                   (1,607,823)          (10,451,419)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                     46,643,233            89,369,095
      Reinvestment of distributions                                                          1,607,823            10,451,419
      Redemptions of shares                                                                (17,085,299)          (40,597,417)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase in net assets resulting from share transactions                          31,165,757            59,223,097
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Total increase in net assets                                                          20,011,793            51,060,782

NET ASSETS:
      Beginning of period                                                                  224,622,910           173,562,128
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      End of period (1)                                                             $      244,634,703    $      224,622,910
                                                                                      =================     =================
                                                                                      =================     =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                  28,703,561            53,092,350
      Issued in reinvestment of distributions                                                1,062,949             6,653,829
      Redeemed                                                                             (10,429,789)          (24,553,493)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase                                                                          19,336,721            35,192,686
                                                                                      =================     =================
                                                                                      =================     =================

(1) Including undistributed net investment income                                   $           45,964    $           51,701

See notes to financial statements.


MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                 Six Months Ended                 Year Ended December 31,
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                 June 30, 2002   2001         2000         1999         1998         1997
                                 ------------------------  -----------  -----------  -----------  -----------
                                 ------------------------  -----------  -----------  -----------  -----------
                                  UNAUDITED
Net Asset Value, Beginning of P$riod 1.6103 $     1.6640 $     1.6554 $     1.7804 $     1.7602 $     1.4492

Income from Investment Operations

Net investment income                0.0101       0.0228       0.0325       0.0339       0.0370       0.0357
Net realized and unrealized gain (lo(0.0700)      0.0017       0.1678       0.0242       0.1177       0.3783
                                 -----------  -----------  -----------  -----------  -----------  -----------
                                 -----------  -----------  -----------  -----------  -----------  -----------

Total Income (Loss) From
    Investment Operations           (0.0599)      0.0245       0.2003       0.0581       0.1547       0.4140
                                 -----------  -----------  -----------  -----------  -----------  -----------
                                 -----------  -----------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income          (0.0102)     (0.0225)     (0.0324)     (0.0340)     (0.0369)     (0.0357)
From net realized gains              0.0000      (0.0557)     (0.1593)     (0.1491)     (0.0976)     (0.0673)
                                 -----------  -----------  -----------  -----------  -----------  -----------
                                 -----------  -----------  -----------  -----------  -----------  -----------

Total Distributions                 (0.0102)     (0.0782)     (0.1917)     (0.1831)     (0.1345)     (0.1030)
                                 -----------  -----------  -----------  -----------  -----------  -----------
                                 -----------  -----------  -----------  -----------  -----------  -----------

Net Asset Value, End of Period $     1.5402 $     1.6103 $     1.6640 $     1.6554 $     1.7804 $     1.7602
                                 ===========  ===========  ===========  ===========  ===========  ===========
                                 ===========  ===========  ===========  ===========  ===========  ===========
                                     0.0000       0.0000

Total Return                         (3.71%)o      1.66%       12.90%        3.39%        8.93%       28.82%

Net Assets, End of Period      $ 244,634,703$ 224,622,910$ 173,562,128$ 189,499,607$ 209,702,724$ 167,154,169

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                0.87% *      0.88%        0.90%        0.88%        0.88%        0.93%
- After Reimbursement #               0.86% *      0.88%        0.90%        0.88%        0.88%        0.91%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                1.32% *      1.47%        1.99%        1.84%        2.14%        2.46%
- After Reimbursement #               1.33% *      1.47%        1.99%        1.84%        2.14%        2.48%

Portfolio Turnover Rate              13.30% o     25.20%       37.73%       44.02%       32.30%       25.35%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund.
      The investment objective of the Portfolio is to seek substantial dividend income and also capital appreciation. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2002 were $140,000, $67,900, and 0.03%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $62,657,429 and $31,191,254, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $254,520,936. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,489,197 and gross depreciation of securities in which there was an excess of tax cost over value of $30,981,968, resulting in net depreciation of $10,492,771.

5.    SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2002, the Portfolio had securities on loan valued at $1,287,932 and received collateral of $2,019,741 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
            Ended June 30, 2002 and the Year Ended December 31, 2001

                       INVESCO Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                             INVESCO
                                                                                                            SMALL-CAP
                                                                                                              GROWTH
                                                                                                            PORTFOLIO
                                                                                                        -------------------
                                                                                                        -------------------
ASSETS:
     Investments in securities, market value  (1)                                                     $        110,164,114
     Cash                                                                                                           10,760
     Dividends and interest receivable                                                                              10,901
     Subscriptions receivable                                                                                       39,765
     Receivable for investments sold                                                                             6,147,657
                                                                                                        -------------------
                                                                                                        -------------------

     Total assets                                                                                              116,373,197
                                                                                                        -------------------
                                                                                                        -------------------

LIABILITIES:
     Due to investment adviser                                                                                      92,831
     Redemptions payable                                                                                           165,302
     Payable for investments purchased                                                                           5,704,529
                                                                                                        -------------------
                                                                                                        -------------------

     Total liabilities                                                                                           5,962,662
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $        110,410,535
                                                                                                        ===================
                                                                                                        ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                    $          8,178,427
     Additional paid-in capital                                                                                175,696,403
     Net unrealized depreciation on investments                                                                 (4,660,701)
     Undistributed net investment loss                                                                            (513,356)
     Accumulated net realized loss on investments                                                              (68,290,238)
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $        110,410,535
                                                                                                        ===================
                                                                                                        ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                 $             1.3500
                                                                                                        ===================
                                                                                                        ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                200,000,000
     Outstanding                                                                                                81,784,265

(1)  Cost of investments in securities:                                                               $        114,824,815

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               INVESCO
                                                                                                              SMALL-CAP
                                                                                                               GROWTH
                                                                                                              PORTFOLIO
                                                                                                          ------------------
                                                                                                          ------------------
INVESTMENT INCOME:
     Interest                                                                                           $            77,353
     Dividends                                                                                                       89,837
                                                                                                          ------------------
                                                                                                          ------------------

     Total income                                                                                                   167,190
                                                                                                          ------------------
                                                                                                          ------------------

EXPENSES:
     Audit fees                                                                                                       5,922
     Bank and custodial fees                                                                                         15,259
     Investment administration                                                                                       52,143
     Management fees                                                                                                613,988
     Other expenses                                                                                                  11,693
                                                                                                          ------------------
                                                                                                          ------------------

     Total expenses                                                                                                 699,005

     Less amount reimbursed by investment adviser                                                                    18,459
                                                                                                          ------------------
                                                                                                          ------------------

     Net expenses                                                                                                   680,546
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                          0
NET INVESTMENT LOSS                                                                                                (513,356)
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                          0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                           (17,113,882)
     Change in net unrealized depreciation on investments                                                       (11,553,745)
                                                                                                          ------------------
                                                                                                          ------------------

     Net realized and unrealized loss on investments                                                            (28,667,627)
                                                                                                          ------------------
                                                                                                          ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $       (29,180,983)
                                                                                                          ==================
                                                                                                          ==================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                              INVESCO
                                                                                              SMALL-CAP GROWTH
                                                                                              PORTFOLIO
                                                                                          ------------------------------------
                                                                                          ------------------------------------
                                                                                               2002                2001
                                                                                          ----------------    ----------------
                                                                                          ------------------------------------
                                                                                               UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                                $        (513,356)  $        (881,203)
     Net realized loss on investments                                                         (17,113,882)        (37,683,530)
     Change in net unrealized appreciation (depreciation) on investments                      (11,553,745)         (9,358,689)
                                                                                          ----------------    ----------------
                                                                                          ----------------    ----------------

     Net decrease in net assets resulting from operations                                     (29,180,983)        (47,923,422)
                                                                                          ----------------    ----------------
                                                                                          ----------------    ----------------


SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                         14,820,202          74,035,576
     Redemptions of shares                                                                    (30,979,292)        (81,108,632)
                                                                                          ----------------    ----------------
                                                                                          ----------------    ----------------

     Net decrease in net assets resulting from share transactions                             (16,159,090)         (7,073,056)
                                                                                          ----------------    ----------------
                                                                                          ----------------    ----------------

     Total decrease in net assets                                                             (45,340,073)        (54,996,478)

NET ASSETS:
     Beginning of period                                                                      155,750,608         210,747,086
                                                                                          ----------------    ----------------
                                                                                          ----------------    ----------------

     End of period (1)                                                                  $     110,410,535   $     155,750,608
                                                                                          ================    ================
                                                                                          ================    ================
                                                                                                        0                   0
OTHER INFORMATION:

SHARES:
     Sold                                                                                       9,655,384          42,113,238
     Redeemed                                                                                 (20,584,934)        (46,193,945)
                                                                                          ----------------    ----------------
                                                                                          ----------------    ----------------

     Net decrease                                                                             (10,929,550)         (4,080,707)
                                                                                          ================    ================
                                                                                          ================    ================

(1) Including undistributed net investment loss                                         $        (513,356)  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                  Six Months Ended                   Year Ended December 31,
                                               -------------------------------------------------------------
                                               -------------------------------------------------------------
                                  June 30, 2002   2001         2000         1999        1998         1997
                                  ------------------------  -----------  -----------  ----------   ---------
                                  ------------------------  -----------  -----------  ----------   ---------
                                   UNAUDITED
Net Asset Value, Beginning of Period$1.6799  $     2.1773 $     2.8345 $     1.8506 $    1.5955  $   1.4330

Income from Investment Operations

Net investment income (loss)        (0.0063)       0.0000       0.0087      (0.0038)    (0.0048)     0.0009
Net realized and unrealized gain    (0.3236)      (0.4974)     (0.3141)      1.4263      0.2842      0.2612
   (loss)                         ----------   -----------  -----------  -----------  ----------   ---------
                                  ----------   -----------  -----------  -----------  ----------   ---------

Total Income (Loss) From
    Investment Operations           (0.3299)      (0.4974)     (0.3054)      1.4225      0.2794      0.2621
                                  ----------   -----------  -----------  -----------  ----------   ---------
                                  ----------   -----------  -----------  -----------  ----------   ---------

Less Distributions

From net investment income           0.0000        0.0000       0.0000       0.0000      0.0000     (0.0009)
From net realized gains              0.0000        0.0000      (0.3518)     (0.4386)    (0.0243)    (0.0987)
                                  ----------   -----------  -----------  -----------  ----------   ---------
                                  ----------   -----------  -----------  -----------  ----------   ---------

Total Distributions                  0.0000        0.0000      (0.3518)     (0.4386)    (0.0243)    (0.0996)
                                  ----------   -----------  -----------  -----------  ----------   ---------
                                  ----------   -----------  -----------  -----------  ----------   ---------

Net Asset Value, End of Period  $    1.3500  $     1.6799 $     2.1773 $     2.8345 $    1.8506  $   1.5955
                                  ==========   ===========  ===========  ===========  ==========   =========
                                  ==========   ===========  ===========  ===========  ==========   =========
                                     0.0000

Total Return                        (19.64%)o     (22.85%)     (12.38%)      80.78%      17.62%      18.70%

Net Assets, End of Period       $ 110,410,535$ 155,750,608$ 210,747,086$ 181,228,671$ 82,115,568 $ 62,251,873

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                1.08% *       1.07%        1.03%        1.09%       1.11%       1.19%
- After Reimbursement #               1.06% *       1.06%        1.03%        1.07%       1.10%       1.10%

Ratio of Net Investment Income (Loss)                                                    -0.03%
to Average Net Assets:
- Before Reimbursement               (0.82%)*      (0.55%)      (0.39%)      (0.36%)     (0.32%)     (0.08%)
- After Reimbursement #              (0.80%)*      (0.54%)      (0.39%)      (0.34%)     (0.31%)      0.01%

Portfolio Turnover Rate              40.91% o      99.01%      132.39%      223.65%     149.15%     174.65%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
----------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940
      Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Initial Public Offerings

      The Portfolio may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Portfolio may not experience similar performance as its assets grow.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryover of $45,485,126 which expires in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $50,068,863 and $69,387,624, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $115,071,605. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,785,643 and gross depreciation of securities in which there was an excess of tax cost over value of $18,693,134, resulting in net depreciation of $4,907,491.

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
            Ended June 30, 2002 and the Year Ended December 31, 2001

                           INVESCO Balanced Portfolio
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                            INVESCO
                                                                                                            BALANCED
                                                                                                           PORTFOLIO
                                                                                                      ---------------------
                                                                                                      ---------------------
ASSETS:
     Investments in securities, market value  (1)                                                   $          136,284,498
     Cash                                                                                                           13,583
     Dividends and interest receivable                                                                             545,205
     Subscriptions receivable                                                                                       26,944
     Receivable for investments sold                                                                             6,387,975
                                                                                                      ---------------------
                                                                                                      ---------------------

            Total assets                                                                                       143,258,205
                                                                                                      ---------------------
                                                                                                      ---------------------

LIABILITIES:
     Due to investment adviser                                                                                     107,242
     Redemptions payable                                                                                           113,550
     Payable for investments purchased                                                                           6,105,227
                                                                                                      ---------------------
                                                                                                      ---------------------

            Total liabilities                                                                                    6,326,019
                                                                                                      ---------------------
                                                                                                      ---------------------

NET ASSETS                                                                                          $          136,932,186
                                                                                                      =====================
                                                                                                      =====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                  $           14,198,362
     Additional paid-in capital                                                                                162,446,007
     Net unrealized depreciation on investments                                                                 (6,319,597)
     Undistributed net investment income                                                                            28,704
     Accumulated net realized loss on investments                                                              (33,421,290)
                                                                                                      ---------------------
                                                                                                      ---------------------

NET ASSETS                                                                                          $          136,932,186
                                                                                                      =====================
                                                                                                      =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                               $               0.9644
                                                                                                      =====================
                                                                                                      =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                220,000,000
     Outstanding                                                                                               141,983,623

(1)  Cost of investments in securities:                                                             $          142,604,095

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                              INVESCO
                                                                                                              BALANCED
                                                                                                             PORTFOLIO
                                                                                                         -------------------
                                                                                                         -------------------
INVESTMENT INCOME:
       Interest                                                                                        $          1,531,992
       Dividends                                                                                                    560,554
       Foreign withholding tax                                                                                       (2,488)
                                                                                                         -------------------
                                                                                                         -------------------

       Total income                                                                                               2,090,058
                                                                                                         -------------------
                                                                                                         -------------------

EXPENSES:
       Management fees                                                                                              737,826
                                                                                                         -------------------
                                                                                                         -------------------

NET INVESTMENT INCOME                                                                                             1,352,232
                                                                                                         -------------------
                                                                                                         -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized loss on investments                                                                         (10,393,067)
       Change in net unrealized depreciation on investments                                                      (5,512,071)
                                                                                                         -------------------
                                                                                                         -------------------

       Net realized and unrealized loss on investments                                                          (15,905,138)
                                                                                                         -------------------
                                                                                                         -------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        (14,552,906)
                                                                                                         ===================
                                                                                                         ===================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 INVESCO BALANCED
                                                                                          PORTFOLIO
                                                                                      ----------------------------------------
                                                                                      ----------------------------------------
                                                                                            2002                   2001
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------
                                                                                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                         $         1,352,232    $        3,430,052
      Net realized loss on investments                                                      (10,393,067)          (22,793,046)
      Change in net unrealized depreciation on investments                                   (5,512,071)           (3,042,826)
      Change in net unrealized depreciation on translation of assets
      and liabilities denominated in foreign currencies                                                                 8,941
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

      Net decrease in net assets resulting from operations                                  (14,552,906)          (22,396,879)
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                             (1,342,188)           (3,616,590)
      From net realized gains                                                                                        (821,074)
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

      Total distributions                                                                    (1,342,188)           (4,437,664)
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       8,081,870            25,337,601
      Reinvestment of distributions                                                           1,342,188             4,437,664
      Redemptions of shares                                                                 (15,683,266)          (32,119,042)
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

      Net decrease in net assets resulting from share transactions                           (6,259,208)           (2,343,777)
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

      Total decrease in net assets                                                          (22,154,302)          (29,178,320)

NET ASSETS:
      Beginning of period                                                                   159,086,488           188,264,808
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

      End of period (1)                                                             $       136,932,186    $      159,086,488
                                                                                      ==================     =================
                                                                                      ==================     =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                    7,748,645            22,182,671
      Issued in reinvestment of distributions                                                 1,411,045             4,114,495
      Redeemed                                                                              (15,144,043)          (28,240,455)
                                                                                      ------------------     -----------------
                                                                                      ------------------     -----------------

      Net decrease                                                                           (5,984,353)           (1,943,289)
                                                                                      ==================     =================
                                                                                      ==================     =================

(1) Including undistributed net investment income                                   $            28,704    $           18,660

See notes to financial statements.


MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                          Year Ended December 31,
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                  June 30, 2002   2001         2000        1999         1998         1997
                                  ------------------------  -----------  ----------   ----------   ----------
                                  ------------------------  -----------  ----------   ----------   ----------
                                   UNAUDITED
Net Asset Value, Beginning of Period$1.0751  $     1.2558 $     1.4158 $    1.4608  $    1.2588  $    1.0408

Income from Investment Operations

Net investment income                0.0096        0.0224       0.0256      0.0271       0.0289       0.0187
Net realized and unrealized gain    (0.1108)      (0.1729)     (0.0507)     0.2086       0.2020       0.2518
   (loss)                         ----------   -----------  -----------  ----------   ----------   ----------
                                  ----------   -----------  -----------  ----------   ----------   ----------

Total Income (Loss) From
    Investment Operations           (0.1012)      (0.1505)     (0.0251)     0.2357       0.2309       0.2705
                                  ----------   -----------  -----------  ----------   ----------   ----------
                                  ----------   -----------  -----------  ----------   ----------   ----------

Less Distributions

From net investment income          (0.0095)      (0.0247)     (0.0231)    (0.0272)     (0.0289)     (0.0187)
From net realized gains              0.0000       (0.0055)     (0.1118)    (0.2535)                  (0.0338)
                                  ----------   -----------  -----------  ----------   ----------   ----------
                                  ----------   -----------  -----------  ----------   ----------   ----------

Total Distributions                 (0.0095)      (0.0302)     (0.1349)    (0.2807)     (0.0289)     (0.0525)
                                  ----------   -----------  -----------  ----------   ----------   ----------
                                  ----------   -----------  -----------  ----------   ----------   ----------

Net Asset Value, End of Period  $    0.9644  $     1.0751 $     1.2558 $    1.4158  $    1.4608  $    1.2588
                                  ==========   ===========  ===========  ==========   ==========   ==========
                                  ==========   ===========  ===========  ==========   ==========   ==========
                                     0.0000        0.0000

Total Return                         (9.40%)o     (11.97%)      (2.00%)     16.74%       18.42%       26.10%

Net Assets, End of Period       $ 136,932,186$ 159,086,488$ 188,264,808$ 168,657,892$ 175,637,780$ 127,072,586

Ratio of Expenses to
Average Net Assets                    1.00% *       1.00%        1.00%       1.00%        1.00%        1.00%

Ratio of Net Investment Income to
Average Net Assets                    1.83% *       2.04%        2.01%       1.94%        2.18%        2.77%

Portfolio Turnover Rate              60.52% o      75.52%      100.83%     119.39%      119.95%      150.57%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized


(A) The portfolio commenced operations on October 1, 1996.


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.


      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryover of $21,744,758 which expires in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $55,942,701 and $61,904,663, respectively. For six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $30,364,551 and $23,432,475, respectively.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $143,216,134. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,067,219 and gross depreciation of securities in which there was an excess of tax cost over value of $12,998,855, resulting in net depreciation of $6,931,636.

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
            Ended June 30, 2002 and the Year Ended December 31, 2001

                 INVESCO ADR and Loomis Sayles Bond Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      INVESCO                      LOOMIS SAYLES
                                                                                        ADR                             BOND
                                                                                     PORTFOLIO                       PORTFOLIO
                                                                                   ---------------                -----------------
                                                                                   ---------------                -----------------
ASSETS:
     Investments in securities, market value  (1)                                $    126,388,977               $      160,241,998
     Cash                                                                                  28,362                           12,000
     Collateral for securities loaned                                                  36,192,160                                0
     Dividends and interest receivable                                                    465,235                        2,653,661
     Subscriptions receivable                                                             100,454                           61,569
     Receivable for investments sold                                                    1,231,000                        1,084,521
                                                                                   ---------------                -----------------
                                                                                   ---------------                -----------------

     Total assets                                                                     164,406,188                      164,053,749
                                                                                   ---------------                -----------------
                                                                                   ---------------                -----------------

LIABILITIES:
     Due to investment adviser                                                            106,496                          117,831
     Redemptions payable                                                                  165,484                          615,791
     Payable for investments purchased                                                  1,518,716                          111,982
     Payable upon return of securities loaned                                          36,192,160                                0
                                                                                   ---------------                -----------------
                                                                                   ---------------                -----------------

     Total liabilities                                                                 37,982,856                          845,604
                                                                                   ---------------                -----------------
                                                                                   ---------------                -----------------

NET ASSETS                                                                       $    126,423,332               $      163,208,145
                                                                                   ===============                =================
                                                                                   ===============                =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $      9,278,210               $       17,224,612
     Additional paid-in capital                                                       133,169,719                      183,798,991
     Net unrealized depreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                    (13,756,837)                     (18,521,001)
     Undistributed (overdistributed) net investment income                              1,376,594                         (512,504)
     Accumulated net realized loss on investments                                      (3,644,354)                     (18,781,953)
                                                                                   ---------------                -----------------
                                                                                   ---------------                -----------------

NET ASSETS                                                                       $    126,423,332               $      163,208,145
                                                                                   ===============                =================
                                                                                   ===============                =================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $         1.3626               $           0.9475
                                                                                   ===============                =================
                                                                                   ===============                =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                       180,000,000                      300,000,000
     Outstanding                                                                       92,782,099                      172,246,119

(1)  Cost of investments in securities:                                          $    140,145,814               $      178,762,999

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                     INVESCO                  LOOMIS SAYLES
                                                                                       ADR                         BOND
                                                                                    PORTFOLIO                   PORTFOLIO
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

INVESTMENT INCOME:
    Interest                                                                    $        39,536            $        7,736,683
    Income from securities lending                                                       76,708                             0
    Dividends                                                                         2,184,808                       250,524
    Foreign withholding tax                                                            (250,334)                       (6,331)
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

    Total income                                                                      2,050,718                     7,980,876
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

EXPENSES:
    Audit fees                                                                            6,302
    Bank and custodial fees                                                               5,217
    Investment administration                                                            49,429
    Management fees                                                                     609,531                       780,451
    Other expenses                                                                       13,029
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

    Total expenses                                                                      683,508                       780,451

    Less amount reimbursed by investment adviser                                          9,384
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

    Net expenses                                                                        674,124                       780,451
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

NET INVESTMENT INCOME                                                                 1,376,594                     7,200,425
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                              79,472                    (9,878,196)
    Change in net unrealized depreciation on investments                              2,588,288                     3,055,953
    Change in net unrealized depreciation on translation of assets and
    liabilities denominated in foreign currencies                                                                   4,392,820
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

    Net realized and unrealized gain (loss) on investments and translation of
    assets and liabilities denominated in foreign currencies                          2,667,760                    (2,429,423)
                                                                                  --------------             -----------------
                                                                                  --------------             -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $     4,044,354            $        4,771,002
                                                                                  ==============             =================
                                                                                  ==============             =================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND
YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                              INVESCO ADR                            LOOMIS SAYLES BOND
                                                              PORTFOLIO                         PORTFOLIO
                                                             ---------------------------       --------------------------------
                                                             ---------------------------       --------------------------------
                                                                2002           2001                2002               2001
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------
                                                              UNAUDITED                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                  $   1,376,594  $     989,934      $    7,200,425     $   15,410,933
    Net realized gain (loss) on investments                       79,472     (3,723,828)         (9,878,196)        (7,844,233)
    Change in net unrealized depreciation on investments       2,588,288    (18,105,133)          3,055,953            178,641
    Change in net unrealized depreciation on translation of
    assets and liabilities denominated in foreign currencies                                      4,392,820         (3,582,521)
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

    Net increase (decrease) in net assets resulting from       4,044,354    (20,839,027)          4,771,002          4,162,820
    operations                                               ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                               (1,050,991)         (7,127,686)       (15,796,505)
    From net realized gains                                                    (142,197)
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

    Total distributions                                                0     (1,193,188)         (7,127,686)       (15,796,505)
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                         32,000,675     69,917,025          28,531,376        123,273,161
    Reinvestment of distributions                                             1,193,188           7,127,686         15,796,505
    Redemptions of shares                                    (22,877,207)   (50,692,031)        (68,149,922)      (108,214,501)
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

    Net increase (decrease) in net assets resulting from       9,123,468     20,418,182         (32,490,860)        30,855,165
    share transactions                                       ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

    Total increase (decrease) in net assets                   13,167,822     (1,614,033)        (34,847,544)        19,221,480

NET ASSETS:
    Beginning of period                                      113,255,510    114,869,543         198,055,689        178,834,209
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

    End of period  (1)                                     $ 126,423,332  $ 113,255,510      $  163,208,145     $  198,055,689
                                                             ============   ============       =============      =============
                                                             ============   ============       =============      =============

OTHER INFORMATION:

SHARES:
    Sold                                                      24,113,937     47,821,888          28,844,927        121,160,552
    Issued in reinvestment of distributions                                     927,062           7,468,346         16,313,140
    Redeemed                                                 (16,855,664)   (34,857,913)        (69,582,768)      (106,212,502)
                                                             ------------   ------------       -------------      -------------
                                                             ------------   ------------       -------------      -------------

    Net increase (decrease)                                    7,258,273     13,891,037         (33,269,495)        31,261,190
                                                             ============   ============       =============      =============
                                                             ============   ============       =============      =============

(1) Including undistributed (overdistributed) net            $   1,376,594  $                  $     (512,504)    $     (585,243)
investment income

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                              Six Months Ended                     Year Ended December 31,
                                               ------------------------------------------------------------
                                               ------------------------------------------------------------
                                  June 30, 2002   2001        2000         1999        1998        1997
                                  ------------------------  ----------  -----------  ----------  ----------
                                  ------------------------  ----------  -----------  ----------  ----------
                                   UNAUDITED
Net Asset Value, Beginning of Period $1.3243  $     1.6036 $    1.9769 $     1.6252 $    1.4804 $    1.3508

Income from Investment Operations

Net investment income                0.0148        0.0123      0.0138       0.0061      0.0123      0.0114
Net realized and unrealized gain     0.0235       (0.2773)    (0.2192)      0.3614      0.1453      0.1512
   (loss)
                                  ----------   -----------  ----------  -----------  ----------  ----------
                                  ----------   -----------  ----------  -----------  ----------  ----------

Total Income (Loss) From
    Investment Operations            0.0383       (0.2650)    (0.2054)      0.3675      0.1576      0.1626
                                  ----------   -----------  ----------  -----------  ----------  ----------
                                  ----------   -----------  ----------  -----------  ----------  ----------

Less Distributions

From net investment income           0.0000       (0.0125)    (0.0135)     (0.0057)    (0.0128)    (0.0116)
From net realized gains              0.0000       (0.0018)    (0.1544)     (0.0101)     0.0000     (0.0214)
                                  ----------   -----------  ----------  -----------  ----------  ----------
                                  ----------   -----------  ----------  -----------  ----------  ----------

Total Distributions                  0.0000       (0.0143)    (0.1679)     (0.0158)    (0.0128)    (0.0330)
                                  ----------   -----------  ----------  -----------  ----------  ----------
                                  ----------   -----------  ----------  -----------  ----------  ----------

Net Asset Value, End of Period  $    1.3626  $     1.3243 $    1.6036 $     1.9769 $    1.6252 $    1.4804
                                  ==========   ===========  ==========  ===========  ==========  ==========
                                  ==========   ===========  ==========  ===========  ==========  ==========
                                     0.0000        0.0000

Total Return                          2.89% o     (16.50%)    (10.16%)      22.67%      10.64%      12.08%

Net Assets, End of Period       $ 126,423,332$ 113,255,510$ 114,869,54$ 141,769,982$ 28,296,279$ 16,581,357

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                1.12% *       1.14%       1.14%        1.16%       1.32%       1.63%
- After Reimbursement #               1.11% *       1.13%       1.14%        1.14%       1.30%       1.30%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                2.24% *       0.91%       0.85%        0.57%       0.84%       0.69%
- After Reimbursement #               2.25% *       0.90%       0.85%        0.59%       0.86%       1.02%

Portfolio Turnover Rate               9.45% o      25.09%      34.39%       22.06%      28.66%      19.56%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized
                                                                                                 (Continued)



MAXIM SERIES FUND, INC.

LOOMIS SAYLES CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                 Six Months Ended                     Year Ended December 31,
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                  June 30, 2002   2001        2000         1999         1998         1997
                                  ------------------------  ----------   ----------   ----------  -----------
                                  ------------------------  ----------   ----------   ----------  -----------
                                   UNAUDITED
Net Asset Value, Beginning of Pe$iod 0.9637  $     1.0263 $    1.0643  $    1.1118  $    1.1981 $     1.1618

Income from Investment Operations

Net investment income                0.0428        0.0779      0.0944       0.0873       0.0838       0.0764
Net realized and unrealized gain (lo(0.0160)      (0.0530)    (0.0466)     (0.0344)     (0.0429)      0.0689
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Total Income From
     Investment Operations           0.0268        0.0249      0.0478       0.0529       0.0409       0.1453
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Less Distributions

From net investment income          (0.0430)      (0.0875)    (0.0858)     (0.0892)     (0.0839)     (0.0762)
From net realized gains              0.0000        0.0000      0.0000      (0.0112)     (0.0433)     (0.0328)
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Total Distributions                 (0.0430)      (0.0875)    (0.0858)     (0.1004)     (0.1272)     (0.1090)
                                  ----------   -----------  ----------   ----------   ----------  -----------
                                  ----------   -----------  ----------   ----------   ----------  -----------

Net Asset Value, End of Period  $    0.9475  $     0.9637 $    1.0263  $    1.0643  $    1.1118 $     1.1981
                                  ==========   ===========  ==========   ==========   ==========  ===========
                                  ==========   ===========  ==========   ==========   ==========  ===========
                                     0.0000

Total Return                          2.76% o       2.57%       4.60%        4.87%        3.43%       12.70%

Net Assets, End of Period       $ 163,208,145$ 198,055,689$ 178,834,209$ 191,419,344$ 199,386,03$ 158,884,389

Ratio of Expenses to
Average Net Assets                    0.90% *       0.90%       0.90%        0.90%        0.90%        0.90%

Ratio of Net Investment Income to
Average Net Assets                    8.31% *       8.30%       8.72%        7.74%        7.41%        7.14%

Portfolio Turnover Rate              10.32% o      21.92%      19.52%       28.00%       55.47%       52.69%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized
                                                                                                  (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO ADR and Loomis Sayles Bond Portfolios (Collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. Effective May 1, 2002, the Loomis Sayles Corporate Bond Portfolio's name changed to Loomis Sayles Bond Portfolio. The investment objective of each Portfolio is: to seek high total return through capital appreciation and current income, while reducing risk through diversification for the INVESCO ADR Portfolio and to seek high total investment return through a combination of current income and capital appreciation for the Loomis Sayles Bond Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Loomis Sayles Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      The Loomis Sayles Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.


      Restricted & Illiquid Securities

      The Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2002 were $13,693,488, $13,351,566 and 8.18%, respectively.

      The Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2002 were $9,358,997, $2,183,643 and 1.34%, respectively.

      Foreign Currency Translations

      The accounting records of the Loomis Sayles Bond Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Loomis Sayles Bond Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Loomis Sayles Bond Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the INVESCO ADR Portfolio and specific lot selection for the Loomis Sayles Bond Portfolio.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the INVESCO ADR Portfolio had available for federal income tax purposes capital loss carryover of $1,604,230, which expires in 2009, and the Loomis Sayles Bond Portfolio had available for federal income tax purposes unused capital loss carryovers of $787,649 and $393,529 and $5,614,976, which expire in the years 2007, 2008 and 2009, respectively.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate 0.90% of the average daily net assets of the Loomis Sayles Bond Portfolio and 1.00% of the average daily net assets of the INVESCO ADR Portfolio. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the INVESCO ADR Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Loomis Sayles Bond Portfolio, the management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------
     INVESCO ADR Portfolio                                  $    24,074,479   $     11,347,152

     Loomis Sayles Bond Portfolio                                13,931,926         49,778,791


      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $3,710,551 and $0, respectively, for the Loomis Sayles Bond Portfolio. There were no purchases or sales of U.S. Government securities in the INVESCO ADR Portfolio.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002, were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------
     INVESCO ADR
        Portfolio         $   140,194,577 $    7,447,485      $  (21,253,085)   $  (13,805,600)

     Loomis Sayles Bond
        Portfolio             178,786,692      7,388,587         (25,933,281)      (18,544,694)

5.    SECURITIES LOANED

      The INVESCO ADR Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2002, the INVESCO ADR Portfolio had securities on loan valued at $35,177,361 and received collateral of $36,192,160 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                            MAXIM SERIES FUND, INC.
           Financial Statements and Financial Highlights for the Six
        Months Ended June 30, 2002 and the Year Ended December 31, 2001

                          Ariel MidCap Value Portfolio
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                              ARIEL
                                                                                                              MIDCAP
                                                                                                              VALUE
                                                                                                            PORTFOLIO
                                                                                                        -------------------
                                                                                                        -------------------
ASSETS:
     Investments in securities, market value  (1)                                                     $        117,339,297
     Cash                                                                                                           11,454
     Dividends and interest receivable                                                                             162,884
     Subscriptions receivable                                                                                       55,803
     Receivable for investments sold                                                                             5,551,775
                                                                                                        -------------------
                                                                                                        -------------------

     Total assets                                                                                              123,121,213
                                                                                                        -------------------
                                                                                                        -------------------

LIABILITIES:
     Due to investment adviser                                                                                      96,133
     Redemptions payable                                                                                            81,389
     Payable for investments purchased                                                                           5,497,496
                                                                                                        -------------------
                                                                                                        -------------------

     Total liabilities                                                                                           5,675,018
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $        117,446,195
                                                                                                        ===================
                                                                                                        ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                    $          5,986,194
     Additional paid-in capital                                                                                100,169,625
     Net unrealized appreciation on investments                                                                  8,791,025
     Undistributed net investment income                                                                            44,921
     Accumulated net realized gain on investments                                                                2,454,430
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $        117,446,195
                                                                                                        ===================
                                                                                                        ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                 $             1.9620
                                                                                                        ===================
                                                                                                        ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                150,000,000
     Outstanding                                                                                                59,861,940

(1)  Cost of investments in securities:                                                               $        108,548,272

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               ARIEL
                                                                                                               MIDCAP
                                                                                                               VALUE
                                                                                                             PORTFOLIO
                                                                                                         -------------------
                                                                                                         -------------------
INVESTMENT INCOME:
     Interest                                                                                          $             49,484
     Income from securities lending                                                                                     620
     Dividends                                                                                                      617,180
                                                                                                         -------------------
                                                                                                         -------------------

     Total income                                                                                                   667,284
                                                                                                         -------------------
                                                                                                         -------------------

EXPENSES:
     Audit fees                                                                                                       5,898
     Bank and custodial fees                                                                                          4,947
     Investment administration                                                                                       52,143
     Management fees                                                                                                516,186
     Other expenses                                                                                                  12,150
                                                                                                         -------------------
                                                                                                         -------------------

     Total expenses                                                                                                 591,324

     Less amount reimbursed by investment adviser                                                                     5,476
                                                                                                         -------------------
                                                                                                         -------------------

     Net expenses                                                                                                   585,848
                                                                                                         -------------------
                                                                                                         -------------------

NET INVESTMENT INCOME                                                                                                81,436
                                                                                                         -------------------
                                                                                                         -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             2,866,338
     Change in net unrealized appreciation on investments                                                        (3,142,553)
                                                                                                         -------------------
                                                                                                         -------------------

     Net realized and unrealized loss on investments                                                               (276,215)
                                                                                                         -------------------
                                                                                                         -------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $           (194,779)
                                                                                                         ===================
                                                                                                         ===================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                               ARIEL MIDCAP VALUE
                                                                                                    PORTFOLIO
                                                                                      --------------------------------------
                                                                                      --------------------------------------
                                                                                           2002                  2001
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------
                                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                          $          81,436    $          319,950
     Net realized gain on investments                                                       2,866,338             3,219,428
     Change in net unrealized appreciation on investments                                  (3,142,553)            9,455,037
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Net increase (decrease) in net assets resulting from operations                         (194,779)           12,994,415
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                               (87,581)             (271,965)
     From net realized gains                                                                                     (3,287,103)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Total distributions                                                                      (87,581)           (3,559,068)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     38,457,086            28,612,115
     Reinvestment of distributions                                                             87,581             3,559,068
     Redemptions of shares                                                                 (7,356,294)          (18,763,399)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Net increase in net assets resulting from share transactions                          31,188,373            13,407,784
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Total increase in net assets                                                          30,906,013            22,843,131

NET ASSETS:
     Beginning of period                                                                   86,540,182            63,697,051
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     End of period (1)                                                              $     117,446,195    $       86,540,182
                                                                                      ================     =================
                                                                                      ================     =================

OTHER INFORMATION:

SHARES:
     Sold                                                                                  19,066,427            15,833,515
     Issued in reinvestment of distributions                                                   45,321             1,884,883
     Redeemed                                                                              (3,604,501)          (10,311,330)
                                                                                      ----------------     -----------------
                                                                                      ----------------     -----------------

     Net increase                                                                          15,507,247             7,407,068
                                                                                      ================     =================
                                                                                      ================     =================

(1) Including undistributed net investment income                                   $          44,921    $           51,066

See notes to financial statements.


MAXIM SERIES FUND, INC.

ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                 Six Months Ended                   Year Ended December 31,
                                                -------------------------------------------------------------
                                                -------------------------------------------------------------
                                   June 30, 2002  2001         2000         1999       1998         1997
                                   -----------------------  -----------  ----------  -----------  -----------
                                   -----------------------  -----------  ----------  -----------  -----------
                                    UNAUDITED
Net Asset Value, Beginning of Period $1.9511  $    1.7240 $     1.5412 $    1.8417 $     1.5532 $     1.4327

Income from Investment Operations

Net investment income (loss)          0.0011       0.0543       0.0035      0.0115      (0.0092)     (0.0437)
Net realized and unrealized gain      0.0113       0.2563       0.2779      0.0029       0.5058       0.2257
                                   ----------   ----------  -----------  ----------  -----------  -----------
                                   ----------   ----------  -----------  ----------  -----------  -----------

Total Income From
     Investment Operations            0.0124       0.3106       0.2814      0.0144       0.4966       0.1820
                                   ----------   ----------  -----------  ----------  -----------  -----------
                                   ----------   ----------  -----------  ----------  -----------  -----------

Less Distributions

From net investment income           (0.0015)     (0.0063)     (0.0108)    (0.0115)      0.0000
From net realized gains               0.0000      (0.0772)     (0.0878)    (0.3034)     (0.2081)     (0.0615)
                                   ----------   ----------  -----------  ----------  -----------  -----------
                                   ----------   ----------  -----------  ----------  -----------  -----------

Total Distributions                  (0.0015)     (0.0835)     (0.0986)    (0.3149)     (0.2081)     (0.0615)
                                   ----------   ----------  -----------  ----------  -----------  -----------
                                   ----------   ----------  -----------  ----------  -----------  -----------

Net Asset Value, End of Period   $    1.9620  $    1.9511 $     1.7240 $    1.5412 $     1.8417 $     1.5532
                                   ==========   ==========  ===========  ==========  ===========  ===========
                                   ==========   ==========  ===========  ==========  ===========  ===========
                                      0.0000

Total Return                           0.63% o     18.20%       18.69%       0.26%       33.77%       12.95%

Net Assets, End of Period        $ 117,446,195$ 86,540,182$ 63,697,051 $ 67,498,788$ 317,547,944$ 233,939,911

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                 1.09% *      1.13%        1.19%       1.04%        1.02%        1.06%
- After Reimbursement #                1.08% *      1.10%        1.10%       1.04%        1.02%        1.06%

Ratio of Net Investment Income (Loss)
to Average Net Assets:
- Before Reimbursement                 0.14% *      0.38%        0.61%       0.36%       (0.64%)      (0.51%)
- After Reimbursement #                0.15% *      0.41%        0.70%       0.36%       (0.64%)      (0.51%)

Portfolio Turnover Rate                7.99% o     26.68%       41.65%     182.75%       87.81%      139.74%


The per share information was computed based on average shares.


o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*  Annualized


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
-----------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Ariel MidCap Value Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $38,711,957 and $8,354,716, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $108,677,258. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,974,395 and gross depreciation of securities in which there was an excess of tax cost over value of $5,312,356, resulting in net appreciation of $8,662,039.

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
            Ended June 30, 2002 and the Year Ended December 31, 2001

                              Index 600 Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                              INDEX
                                                                                                               600
                                                                                                            PORTFOLIO
                                                                                                       --------------------
                                                                                                       --------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $          36,149,106
      Cash                                                                                                          61,278
      Dividends and interest receivable                                                                             22,184
      Subscriptions receivable                                                                                       7,039
      Variation margin on futures contracts                                                                         25,285
                                                                                                       --------------------
                                                                                                       --------------------

             Total assets                                                                                       36,264,892
                                                                                                       --------------------
                                                                                                       --------------------

LIABILITIES:
      Due to investment adviser                                                                                     16,837
      Redemptions payable                                                                                           44,954
                                                                                                       --------------------
                                                                                                       --------------------

             Total liabilities                                                                                      61,791
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $          36,203,101
                                                                                                       ====================
                                                                                                       ====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $           4,888,542
      Additional paid-in capital                                                                                30,144,986
      Net unrealized appreciation on investments and futures contracts                                           1,180,499
      Undistributed net investment income                                                                            5,700
      Accumulated net realized loss on investments and futures contracts                                           (16,626)
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $          36,203,101
                                                                                                       ====================
                                                                                                       ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              0.7406
                                                                                                       ====================
                                                                                                       ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               100,000,000
      Outstanding                                                                                               48,885,424

(1)  Cost of investments in securities:                                                              $          34,955,357

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                             INDEX
                                                                                                              600
                                                                                                           PORTFOLIO
                                                                                                       ------------------
                                                                                                       ------------------
INVESTMENT INCOME:
      Interest                                                                                       $            11,062
      Dividends                                                                                                  120,720
                                                                                                       ------------------
                                                                                                       ------------------

      Total income                                                                                               131,782
                                                                                                       ------------------
                                                                                                       ------------------

EXPENSES:
      Management fees                                                                                            103,680
                                                                                                       ------------------
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                             28,102
                                                                                                       ------------------
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           585,041
      Net realized loss on futures contracts                                                                    (138,884)
      Change in net unrealized appreciation on investments                                                      (953,534)
      Change in net unrealized depreciation on futures contracts                                                 (25,200)
                                                                                                       ------------------
                                                                                                       ------------------

      Net realized and unrealized loss on investments and futures contracts                                     (532,577)
                                                                                                       ------------------
                                                                                                       ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $          (504,475)
                                                                                                       ==================
                                                                                                       ==================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                          INDEX 600
                                                                                          PORTFOLIO
                                                                                      ----------------------------------------
                                                                                      ----------------------------------------
                                                                                            2002                  2001
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------
                                                                                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                         $            28,102   $            57,316
      Net realized gain on investments                                                          585,041               309,089
      Net realized loss on futures contracts                                                   (138,884)              (46,913)
      Change in net unrealized appreciation on investments                                     (953,534)            1,239,595
      Change in net unrealized appreciation (depreciation) on futures contracts                 (25,200)               11,950
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase (decrease) in net assets resulting from operations                          (504,475)            1,571,037
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (27,997)              (52,544)
      From net realized gains                                                                         0            (2,184,678)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total distributions                                                                       (27,997)           (2,237,222)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       7,473,806            10,165,209
      Reinvestment of distributions                                                              27,997             2,237,222
      Redemptions of shares                                                                  (2,788,445)           (7,992,820)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from share transactions                            4,713,358             4,409,611
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total increase in net assets                                                            4,180,886             3,743,426

NET ASSETS:
      Beginning of period                                                                    32,022,215            28,278,789
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      End of period  (1)                                                            $        36,203,101   $        32,022,215
                                                                                      ==================    ==================
                                                                                      ==================    ==================
                                                                                                      0                     0
OTHER INFORMATION:

SHARES:
      Sold                                                                                    9,516,082            13,518,723
      Issued in reinvestment of distributions                                                    38,677             3,451,739
      Redeemed                                                                               (3,661,908)          (10,802,080)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase                                                                            5,892,851             6,168,382
                                                                                      ==================    ==================
                                                                                      ==================    ==================

(1) Including undistributed net investment income                                   $             5,700   $             5,595

See notes to financial statements.


MAXIM SERIES FUND, INC.

INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                 Year Ended December 31,
                                               ------------------------------------------------------------
                                               ------------------------------------------------------------
                                 June 30, 2002   2001        2000         1999        1998         1997
                                 ------------------------  ----------   ----------  ----------   ----------
                                 ------------------------  ----------   ----------  ----------   ----------
                                   UNAUDITED
Net Asset Value, Beginning of Period$0.7448  $    0.7679 $    0.7999  $    0.7921 $    1.2588  $    1.2370

Income from Investment Operations

Net investment income                0.0006       0.0014      0.0028       0.0049      0.0069       0.0081
Net realized and unrealized gain    (0.0042)      0.0331      0.0743       0.0809     (0.0532)      0.2419
   (loss)
                                 -----------   ----------  ----------   ----------  ----------   ----------
                                 -----------   ----------  ----------   ----------  ----------   ----------

Total Income (Loss) From
Investment Operations               (0.0036)      0.0345      0.0771       0.0858     (0.0463)      0.2500
                                 -----------   ----------  ----------   ----------  ----------   ----------
                                 -----------   ----------  ----------   ----------  ----------   ----------

Less Distributions

From net investment income          (0.0006)     (0.0013)    (0.0028)     (0.0049)    (0.0069)     (0.0081)
From net realized gains              0.0000      (0.0563)    (0.1063)     (0.0731)    (0.4135)     (0.2201)
                                 -----------   ----------  ----------   ----------  ----------   ----------
                                 -----------   ----------  ----------   ----------  ----------   ----------

Total Distributions                 (0.0006)     (0.0576)    (0.1091)     (0.0780)    (0.4204)     (0.2282)
                                 -----------   ----------  ----------   ----------  ----------   ----------
                                 -----------   ----------  ----------   ----------  ----------   ----------

Net Asset Value, End of Period $     0.7406  $    0.7448 $    0.7679  $    0.7999 $    0.7921  $    1.2588
                                 ===========   ==========  ==========   ==========  ==========   ==========
                                 ===========   ==========  ==========   ==========  ==========   ==========
                                     0.0000
                                                                                       -1.58%
Total Return                         (0.49%)o      5.82%      10.25%       11.85%      (1.58%)      21.00%

Net Assets, End of Period      $ 36,203,101  $ 32,022,215$ 28,278,789 $ 25,168,640$ 23,618,628 $ 121,454,805

Ratio of Expenses to
Average Net Assets                    0.60% *      0.60%       0.60%        0.60%       0.60%        0.60%

Ratio of Net Investment Income to
Average Net Assets                    0.16% *      0.20%       0.36%        0.66%       0.25%        0.66%

Portfolio Turnover Rate               8.55% o     33.31%      85.61%       37.75%      59.18%      102.45%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 600 Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Stock Index. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,223,719 and $2,898,443, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $35,562,952. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,161,937 and gross depreciation of securities in which there was an excess of tax cost over value of $5,575,783, resulting in net appreciation of $586,154.


5.    FUTURES CONTRACTS

      As of June 30, 2002, the Portfolio had 5 open Russell 2000 futures contracts. The contracts expire in September 2002 and the Portfolio has recorded unrealized depreciation of $13,250.

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
            Ended June 30, 2002 and the Year Ended December 31, 2001

                              Index 400 Portfolio
MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               INDEX
                                                                                                                400
                                                                                                             PORTFOLIO
                                                                                                         -------------------
                                                                                                         -------------------
ASSETS:
      Investments in securities, market value  (1)                                                     $         14,637,235
      Cash                                                                                                              705
      Dividends and interest receivable                                                                              11,645
      Subscriptions receivable                                                                                       22,219
      Variation margin on futures contracts                                                                           9,300
                                                                                                         -------------------
                                                                                                         -------------------

      Total assets                                                                                               14,681,104
                                                                                                         -------------------
                                                                                                         -------------------

LIABILITIES:
      Due to investment adviser                                                                                       6,923
      Payable for investments purchased                                                                               5,989
                                                                                                         -------------------
                                                                                                         -------------------

      Total liabilities                                                                                              12,912
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $         14,668,192
                                                                                                         ===================
                                                                                                         ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                    $            137,024
      Additional paid-in capital                                                                                 15,871,146
      Net unrealized appreciation on investments and futures contracts                                               38,918
      Undistributed net investment income                                                                             1,149
      Accumulated net realized loss on investments and futures contracts                                         (1,380,045)
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $         14,668,192
                                                                                                         ===================
                                                                                                         ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                  $            10.7049
                                                                                                         ===================
                                                                                                         ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                 80,000,000
      Outstanding                                                                                                 1,370,235

(1)  Cost of investments in securities:                                                                $         14,592,467

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                                              INDEX
                                                                                                               400
                                                                                                            PORTFOLIO
                                                                                                        -------------------
                                                                                                        -------------------

INVESTMENT INCOME:
     Interest                                                                                         $              6,371
     Dividends                                                                                                     113,833
                                                                                                        -------------------
                                                                                                        -------------------

     Total income                                                                                                  120,204
                                                                                                        -------------------
                                                                                                        -------------------

EXPENSES:
     Management fees                                                                                                70,831
                                                                                                        -------------------
                                                                                                        -------------------

NET INVESTMENT INCOME                                                                                               49,373
                                                                                                        -------------------
                                                                                                        -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                           (1,213,236)
     Net realized gain on futures contracts                                                                         27,460
     Change in net unrealized appreciation on investments                                                          (35,224)
     Change in net unrealized depreciation on futures contracts                                                    (24,550)
                                                                                                        -------------------
                                                                                                        -------------------

     Net realized and unrealized loss on investments and futures contracts                                      (1,245,550)
                                                                                                        -------------------
                                                                                                        -------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $         (1,196,177)
                                                                                                        ===================
                                                                                                        ===================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                  INDEX 400
                                                                                           PORTFOLIO
                                                                                     -------------------------------------
                                                                                     -------------------------------------
                                                                                          2002                  2001
                                                                                     ---------------       ---------------
                                                                                     -------------------------------------
                                                                                           UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                         $         49,373      $        183,291
     Net realized gain (loss) on investments                                             (1,213,236)              298,886
     Net realized gain (loss) on futures contracts                                           27,460               (44,670)
     Change in net unrealized appreciation on investments                                   (35,224)               46,860
     Change in net unrealized appreciation (depreciation) on futures contracts              (24,550)               18,700
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

     Net increase (decrease) in net assets resulting from operations                     (1,196,177)              503,067
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                             (48,948)             (184,478)
     From net realized gains                                                                                     (935,275)
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

     Total distributions                                                                    (48,948)           (1,119,753)
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    4,112,596            20,526,621
     Reinvestment of distributions                                                           48,948             1,119,753
     Redemptions of shares                                                              (32,421,960)           (7,248,387)
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

     Net increase (decrease) in net assets resulting from share transactions            (28,260,416)           14,397,987
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

     Total increase (decrease) in net assets                                            (29,505,541)           13,781,301

NET ASSETS:
     Beginning of period                                                                 44,173,733            30,392,432
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

     End of period  (1)                                                            $     14,668,192      $     44,173,733
                                                                                     ===============       ===============
                                                                                     ===============       ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                   370,031             1,892,204
     Issued in reinvestment of distributions                                                  4,665               108,638
     Redeemed                                                                            (2,962,045)             (652,742)
                                                                                     ---------------       ---------------
                                                                                     ---------------       ---------------

     Net increase (decrease)                                                             (2,587,349)            1,348,100
                                                                                     ===============       ===============
                                                                                     ===============       ===============

(1) Including undistributed net investment income                                  $          1,149      $            724

See notes to financial statements.



MAXIM SERIES FUND, INC.

INDEX 400 PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000 and the period ended December 31, 1999 are as follows:

                                                 Six Months Ended    Period Ended December 31,
                                                                ----------------------------------------
                                                                ----------------------------------------
                                                 June 30, 2002     2001          2000           1999
                                                 --------------------------   -----------    -----------
                                                 --------------------------   -----------    -----------
                                                   UNAUDITED                                    (A)
Net Asset Value, Beginning of Period           $    11.1618   $    11.6469  $    10.6903   $    10.0000

Income from Investment Operations
                                                                                  0.0000         0.0000
Net investment income                                0.0365         0.0523        0.0853         0.0393
Net realized and unrealized gain (loss)             (0.4575)       (0.2145)       1.6823         0.6902
                                                 -----------    -----------   -----------    -----------
                                                 -----------    -----------   -----------    -----------

Total Income (Loss) From Investment Operations      (0.4210)       (0.1622)       1.7676         0.7295
                                                 -----------    -----------   -----------    -----------
                                                 -----------    -----------   -----------    -----------

Less Distributions

From net investment income                          (0.0359)       (0.0528)      (0.0847)       (0.0392)
From net realized gains                              0.0000        (0.2701)      (0.7263)
                                                 -----------    -----------   -----------    -----------
                                                 -----------    -----------   -----------    -----------

Total Distributions                                 (0.0359)       (0.3229)      (0.8110)       (0.0392)
                                                 -----------    -----------   -----------    -----------
                                                 -----------    -----------   -----------    -----------

Net Asset Value, End of Period                 $    10.7049   $    11.1618  $    11.6469   $    10.6903
                                                 ===========    ===========   ===========    ===========
                                                 ===========    ===========   ===========    ===========
Total Return                                         (3.77%) o      (1.13%)       16.79%          7.30% o

Net Assets, End of Period                      $ 14,668,192   $ 44,173,733  $ 30,392,432   $ 10,729,826

Ratio of Expenses to Average Net Assets               0.60%  *       0.60%         0.60%          0.60% *

Ratio of Net Investment Income to Average Net Assets  0.42%  *       0.51%         0.75%          0.92% *

Portfolio Turnover Rate                              25.96%  o      50.48%        93.50%         26.41% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on July 26, 1999.


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 400 Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's MidCap 400 Index. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity
      Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter. Financial
      Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $5,967,425 and $33,623,646, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $15,787,196. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,150,590 and gross depreciation of securities in which there was an excess of tax cost over value of $2,306,401, resulting in net depreciation of $1,155,811.


5.    FUTURES CONTRACTS

      As of June 30, 2002, the Portfolio had 2 open MidCap 400 futures contracts. The contracts expire in September 2002 and the Portfolio has recorded unrealized depreciation of $5,850.

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

                  Templeton(R) International Equity Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                           TEMPLETON (R)
                                                                                                         INTERNATIONAL
                                                                                                             EQUITY
                                                                                                           PORTFOLIO
                                                                                                     -----------------------
                                                                                                     -----------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            118,546,416
      Cash denominated in foreign currencies (2)                                                                    385,732
      Dividends and interest receivable                                                                             439,359
      Subscriptions receivable                                                                                       89,724
      Receivable for investments sold                                                                             4,989,206
                                                                                                     -----------------------
                                                                                                     -----------------------

             Total assets                                                                                       124,450,437
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     105,115
      Redemptions payable                                                                                            34,541
      Payable for investments purchased                                                                           6,166,978
      Payable to custodian                                                                                           47,107
                                                                                                     -----------------------
                                                                                                     -----------------------

             Total liabilities                                                                                    6,353,741
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            118,096,696
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $             11,164,001
      Additional paid-in capital                                                                                112,580,629
      Net unrealized depreciation on investments and translation of assets and
      liabilities denominated in foreign currencies                                                              (6,139,347)
      Undistributed net investment income                                                                         1,049,416
      Accumulated net realized loss on investments                                                                 (558,003)
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            118,096,696
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                 1.0578
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                200,000,000
      Outstanding                                                                                               111,640,014

(1)  Cost of investments in securities:                                                            $            124,684,163
(2)  Cost of cash denominated in foreign currencies:                                                                387,332

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                                         TEMPLETON (R)
                                                                                                        INTERNATIONAL
                                                                                                           EQUITY
                                                                                                          PORTFOLIO
                                                                                                    ----------------------
                                                                                                    ----------------------
INVESTMENT INCOME:
      Interest                                                                                    $                91,273
      Dividends                                                                                                 1,772,763
      Foreign withholding tax                                                                                    (173,031)
                                                                                                    ----------------------
                                                                                                    ----------------------

      Total income                                                                                              1,691,005
                                                                                                    ----------------------
                                                                                                    ----------------------

EXPENSES:
      Audit fees                                                                                                    7,265
      Bank and custodial fees                                                                                      33,341
      Investment administration                                                                                    65,714
      Management fees                                                                                             548,455
      Other expenses                                                                                               19,567
                                                                                                    ----------------------
                                                                                                    ----------------------

      Total expenses                                                                                              674,342

      Less amount reimbursed by investment adviser                                                                 20,408
                                                                                                    ----------------------
                                                                                                    ----------------------

      Net expenses                                                                                                653,934
                                                                                                    ----------------------
                                                                                                    ----------------------

NET INVESTMENT INCOME                                                                                           1,037,071
                                                                                                    ----------------------
                                                                                                    ----------------------
                                                                                                                        0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                          1,091,157
      Change in net unrealized depreciation on investments                                                    (11,373,821)
      Change in net unrealized appreciation on translation of assets
      and liabilities denominated in foreign currencies                                                         8,040,862
                                                                                                    ----------------------
                                                                                                    ----------------------

      Net realized and unrealized loss on investments and translation of
      assets and liabilities denominated in foreign currencies                                                 (2,241,802)
                                                                                                    ----------------------
                                                                                                    ----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $            (1,204,731)
                                                                                                    ======================
                                                                                                    ======================

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                                            TEMPLETON (R)
                                                                                         INTERNATIONAL EQUITY
                                                                                          PORTFOLIO
                                                                                      ------------------------------------------
                                                                                      ------------------------------------------
                                                                                             2002                   2001
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------
                                                                                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                         $          1,037,071   $            918,419
      Net realized gain (loss) on investments                                                  1,091,157             (1,413,496)
      Change in net unrealized appreciation (depreciation) on investments                    (11,373,821)            (8,985,070)
      Change in net unrealized appreciation (depreciation) on translation                              0                      0
      of assets and liabilities denominated in foreign currencies                              8,040,862             (1,366,372)
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

      Net decrease in net assets resulting from operations                                    (1,204,731)           (10,846,519)
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                       0               (913,840)
      From net realized gains                                                                          0               (589,719)
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

      Total distributions                                                                              0             (1,503,559)
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       33,273,389             38,689,774
      Reinvestment of distributions                                                                    0              1,503,559
      Redemptions of shares                                                                  (10,882,675)           (25,106,928)
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

      Net increase in net assets resulting from share transactions                            22,390,714             15,086,405
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

      Total increase in net assets                                                            21,185,983              2,736,327

NET ASSETS:
      Beginning of period                                                                     96,910,713             94,174,386
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

      End of period  (1)                                                            $        118,096,696   $         96,910,713
                                                                                      ===================    ===================
                                                                                      ===================    ===================
                                                                                                       0                      0
OTHER INFORMATION:

SHARES:
      Sold                                                                                    32,048,798             33,323,590
      Issued in reinvestment of distributions                                                          0              1,461,400
      Redeemed                                                                               (10,119,583)           (21,859,713)
                                                                                      -------------------    -------------------
                                                                                      -------------------    -------------------

      Net increase                                                                            21,929,215             12,925,277
                                                                                      ===================    ===================
                                                                                      ===================    ===================

(1) Including undistributed net investment income                                   $          1,049,416   $             12,345

See notes to financial statements.

                                                                                                                              0

MAXIM SERIES FUND, INC.

TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                 Six Months Ended                    Year Ended December 31,
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                  June 30, 2002   2001        2000         1999         1998         1997
                                  ------------------------  ----------   ----------  -----------  -----------
                                  ------------------------  ----------   ----------  -----------  -----------
                                   UNAUDITED
Net Asset Value, Beginning of Period $1.0803 $     1.2265 $    1.5189  $    1.1874 $     1.2786 $     1.3229

Income from Investment Operations

Net investment income                 0.0093       0.0103      0.0095       0.0155       0.0270       0.0205
Net realized and unrealized gain     (0.0318)     (0.1394)     0.0080       0.3391      (0.0911)      0.0053
   (loss)
                                  -----------  -----------  ----------   ----------  -----------  -----------
                                  -----------  -----------  ----------   ----------  -----------  -----------

Total Income (Loss) From
Investment Operations                (0.0225)     (0.1291)     0.0175       0.3546      (0.0641)      0.0258
                                  -----------  -----------  ----------   ----------  -----------  -----------
                                  -----------  -----------  ----------   ----------  -----------  -----------

Less Distributions

From net investment income            0.0000      (0.0103)    (0.0094)     (0.0154)     (0.0271)     (0.0204)
From net realized gains               0.0000      (0.0068)    (0.3005)     (0.0077)      0.0000      (0.0497)
                                  -----------  -----------  ----------   ----------  -----------  -----------
                                  -----------  -----------  ----------   ----------  -----------  -----------

Total Distributions                   0.0000      (0.0171)    (0.3099)     (0.0231)     (0.0271)     (0.0701)
                                  -----------  -----------  ----------   ----------  -----------  -----------
                                  -----------  -----------  ----------   ----------  -----------  -----------

Net Asset Value, End of Period  $     1.0578 $     1.0803 $    1.2265  $    1.5189 $     1.1874 $     1.2786
                                  ===========  ===========  ==========   ==========  ===========  ===========
                                  ===========  ===========  ==========   ==========  ===========  ===========
                                      0.0000

Total Return                          (2.08%)o    (10.44%)      1.64%       29.91%       (5.00%)       1.99%

Net Assets, End of Period       $ 118,096,696$ 96,910,713 $ 94,174,386 $ 101,354,18$ 120,381,642$ 132,774,511

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                 1.23% *      1.26%       1.25%        1.24%        1.21%        1.21%
- After Reimbursement #                1.19% *      1.23%       1.25%        1.23%        1.20%        1.20%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                 1.85% *      0.93%       0.73%        0.93%        2.04%        1.69%
- After Reimbursement #                1.89% *      0.96%       0.73%        0.94%        2.05%        1.70%

Portfolio Turnover Rate               13.34% o     27.70%      65.41%       58.75%       40.02%       34.30%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Templeton(R) International Equity Portfolio are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2002 were $546,879, $436,728, and 0.37%, respectively.


      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryover of $1,627,567 which expires in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.


2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $33,302,989 and $13,675,161, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2002, the U.S. Federal income tax cost basis was $124,684,163. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,654,313 and gross depreciation of securities in which there was an excess of tax cost over value of $17,792,060, resulting in net depreciation of $6,137,747.

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
            Ended June 30, 2002 and the Year Ended December 31, 2001

     Ariel Small-Cap Value, Founders Growth & Income, T. Rowe Price MidCap
                       Growth and Value Index Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          T. ROWE
                                                                        ARIEL            FOUNDERS          PRICE
                                                                      SMALL-CAP          GROWTH &          MIDCAP         VALUE
                                                                        VALUE             INCOME           GROWTH         INDEX
                                                                      PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                     -------------     -------------    -------------  -------------
                                                                     -------------     -------------    -------------  -------------
ASSETS:
     Investments in securities, market value  (1)                  $  262,431,731    $   80,736,157   $  235,886,877 $  243,025,373
     Cash                                                                  11,304            17,313          436,206
     Collateral for securities loaned                                   4,774,344
     Dividends and interest receivable                                    310,880            61,770           38,090        336,397
     Subscriptions receivable                                             226,283            69,870          217,671        200,589
     Receivable for investments sold                                    1,243,000        13,394,838       11,424,110
     Variation margin on futures contracts                                                                                   56,695
                                                                     -------------     -------------    -------------  -------------
                                                                     -------------     -------------    -------------  -------------

     Total assets                                                     268,997,542        94,279,948      248,002,954    243,619,054
                                                                     -------------     -------------    -------------  -------------
                                                                     -------------     -------------    -------------  -------------

LIABILITIES:
     Due to investment adviser                                            226,383            73,181          196,110        114,335
     Redemptions payable                                                1,009,654           101,353          261,195        385,766
     Payable for investments purchased                                  1,010,010        13,186,682       13,410,878
     Payable upon return of securities loaned                           4,774,344
     Payable to custodian                                                                                                 3,400,244
                                                                     -------------     -------------    -------------  -------------
                                                                     -------------     -------------    -------------  -------------

     Total liabilities                                                  7,020,391        13,361,216       13,868,183      3,900,345
                                                                     -------------     -------------    -------------  -------------
                                                                     -------------     -------------    -------------  -------------

NET ASSETS                                                         $  261,977,151    $   80,918,732   $  234,134,771 $  239,718,709
                                                                     =============     =============    =============  =============
                                                                     =============     =============    =============  =============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                 $   24,008,208    $   12,296,847   $   17,035,813 $   20,641,634
     Additional paid-in capital                                       202,270,865       117,379,499      201,546,732    301,509,185
     Net unrealized appreciation (depreciation)                        30,788,860        (8,986,591)      15,790,235    (53,372,846)
        on investments and future contracts
     Undistributed (overdistributed) net investment income (loss)           6,076            (3,859)        (917,060)        29,105
     Accumulated net realized gain (loss) on investments and            4,903,142       (39,767,164)         679,051    (29,088,369)
        futures contracts
                                                                     -------------     -------------    -------------  -------------
                                                                     -------------     -------------    -------------  -------------

NET ASSETS                                                         $  261,977,151    $   80,918,732   $  234,134,771 $  239,718,709
                                                                     =============     =============    =============  =============
                                                                     =============     =============    =============  =============

NET ASSET VALUE PER OUTSTANDING SHARE                              $       1.0912    $       0.6580   $       1.3744 $       1.1613
                                                                     =============     =============    =============  =============
                                                                     =============     =============    =============  =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                       300,000,000       200,000,000      230,000,000    300,000,000
     Outstanding                                                      240,082,084       122,968,473      170,358,132    206,416,335

(1)  Cost of investments in securities:                            $  231,642,871    $   89,722,748   $  220,096,642 $  296,347,914

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       T. ROWE
                                                                        ARIEL         FOUNDERS          PRICE
                                                                      SMALL-CAP       GROWTH &         MIDCAP           VALUE
                                                                        VALUE          INCOME          GROWTH           INDEX
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

INVESTMENT INCOME:
    Interest                                                              136,323 $        88,071 $       110,687 $        20,710
    Income from securities lending                                          2,023               0               0               0
    Dividends                                                           1,205,540         455,120         276,902       2,401,832
    Foreign withholding tax                                                     0          (1,095)         (1,003)        (15,516)
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

    Total income                                                        1,343,886         542,096         386,586       2,407,026
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

EXPENSES:
    Audit fees                                                              5,488           5,575           5,388
    Bank and custodial fees                                                 5,923          10,059          19,264
    Investment administration                                              52,143          52,143          52,143
    Management fees                                                     1,226,166         462,625       1,241,568         800,632
    Other expenses                                                         16,731          11,405          12,367
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

    Total expenses                                                      1,306,451         541,807       1,330,730         800,632

    Less amount reimbursed by investment adviser                            8,454          12,619          27,084
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

    Net expenses                                                        1,297,997         529,188       1,303,646         800,632
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

NET INVESTMENT INCOME (LOSS)                                               45,889          12,908        (917,060)      1,606,394
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                             3,963,150      (4,154,041)      7,008,422     (11,917,121)
    Net realized loss on futures contracts                                      0                                        (309,483)
    Change in net unrealized appreciation (depreciation)                2,193,341     (10,323,049)    (34,922,552)    (16,878,225)
       on investments
    Change in net unrealized depreciation on futures contracts                                                            (82,692)
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

    Net realized and unrealized gain (loss) on investments              6,156,491     (14,477,090)    (27,914,130)    (29,187,521)
       and futures contracts
                                                                    --------------  --------------  --------------  --------------
                                                                    --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         6,202,380 $   (14,464,182)$   (28,831,190)$   (27,581,127)
                                                                    ==============  ==============  ==============  ==============
                                                                    ==============  ==============  ==============  ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 ARIEL                          FOUNDERS
                                                                            SMALL-CAP VALUE                 GROWTH & INCOME
                                                                         PORTFOLIO                        PORTFOLIO
                                                                       --------------------------      ---------------------------
                                                                       --------------------------      ---------------------------
                                                                         2002            2001             2002            2001
                                                                       ----------     -----------      -----------     -----------
                                                                       --------------------------      ---------------------------
                                                                         UNAUDITED                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                            $    45,889    $  1,194,098     $     12,908    $     97,569
    Net realized gain (loss) on investments                            3,963,150       3,607,626       (4,154,041)     (26,238,422)
    Change in net unrealized appreciation (depreciation)               2,193,341      19,663,788       (10,323,049)     3,585,580
       on investments
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

    Net increase (decrease) in net assets resulting from               6,202,380      24,465,512       (14,464,182)    (22,555,273)
       operations
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                           (39,813)     (1,209,994)         (16,767)       (106,783)
    From net realized gains                                                           (4,713,865)
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

    Total distributions                                                  (39,813)     (5,923,859)         (16,767)       (106,783)
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  98,249,818     208,700,612      14,750,611      52,687,297
    Reinvestment of distributions                                         39,813       5,923,859           16,767         106,783
    Redemptions of shares                                              (49,358,270)   (143,255,029)    (21,222,899)    (57,603,049)
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

    Net increase (decrease) in net assets resulting from               48,931,361     71,369,442       (6,455,521)     (4,808,969)
       share transactions
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

    Total increase (decrease) in net assets                            55,093,928     89,911,095       (20,936,470)    (27,471,025)

NET ASSETS:
    Beginning of period                                                206,883,223    116,972,128      101,855,202     129,326,227
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

    End of period  (1)                                               $ 261,977,151  $ 206,883,223    $ 80,918,732    $ 101,855,202
                                                                       ==========     ===========      ===========     ===========
                                                                       ==========     ===========      ===========     ===========

OTHER INFORMATION:

SHARES:
    Sold                                                               87,945,475     214,516,444      20,044,086      64,823,287
    Issued in reinvestment of distributions                               36,704       6,013,205           25,782         135,902
    Redeemed                                                           (44,734,589)   (148,502,036)    (28,747,995)    (71,062,869)
                                                                       ----------     -----------      -----------     -----------
                                                                       ----------     -----------      -----------     -----------

    Net increase (decrease)                                            43,247,590     72,027,613       (8,678,127)     (6,103,680)
                                                                       ==========     ===========      ===========     ===========
                                                                       ==========     ===========      ===========     ===========

(1) Including undistributed net investment income                    $     6,076    $                $     (3,859)   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                                                              MIDCAP GROWTH                  VALUE INDEX
                                                                                PORTFOLIO                     PORTFOLIO
                                                                        --------------------------      ---------------------------
                                                                        --------------------------      ---------------------------
                                                                           2002           2001             2002           2001
                                                                        -----------    -----------      ------------   ------------
                                                                        --------------------------      ---------------------------
                                                                          UNAUDITED                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                      $   (917,060)  $ (1,281,115)    $   1,606,394  $   3,910,647
    Net realized gain (loss) on investments                              7,008,422     (5,140,031)      (11,917,121)    (2,839,836)
    Net realized loss on futures contracts                                                                 (309,483)    (1,412,677)
    Change in net unrealized appreciation (depreciation)                (34,922,552)    5,328,946       (16,878,225)   (45,801,504)
    Change in net unrealized appreciation (depreciation) on                                                 (82,692)       187,350
       futures contracts
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

    Net decrease in net assets resulting from operations                (28,831,190)   (1,092,200)      (27,581,127)   (45,956,020)
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                                           (1,607,003)    (3,891,676)
    From net realized gains                                                              (803,678)                     (26,924,714)
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

    Total distributions                                                                  (803,678)       (1,607,003)   (30,816,390)
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                   43,803,466     156,660,227       39,744,635    139,005,098
    Reinvestment of distributions                                                         803,678         1,607,003     30,816,390
    Redemptions of shares                                               (47,563,112)   (143,973,256)    (73,730,468)   (170,261,469)
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

    Net increase (decrease) in net assets resulting from                (3,759,646)    13,490,649       (32,378,830)      (439,981)
       share transactions
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

    Total increase (decrease) in net assets                             (32,590,836)   11,594,771       (61,566,960)   (77,212,391)

NET ASSETS:
    Beginning of period                                                 266,725,607    255,130,836      301,285,669    378,498,060
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

    End of period  (1)                                                $ 234,134,771  $ 266,725,607    $ 239,718,709  $ 301,285,669
                                                                        ===========    ===========      ============   ============
                                                                        ===========    ===========      ============   ============

OTHER INFORMATION:

SHARES:
    Sold                                                                29,404,136     106,261,433       31,627,526     92,836,681
    Issued in reinvestment of distributions                                               614,426         1,424,730     24,401,973
    Redeemed                                                            (32,457,570)   (96,830,429)     (59,168,733)   (114,833,391)
                                                                        -----------    -----------      ------------   ------------
                                                                        -----------    -----------      ------------   ------------

    Net increase (decrease)                                             (3,053,434)    10,045,430       (26,116,477)     2,405,263
                                                                        ===========    ===========      ============   ============
                                                                        ===========    ===========      ============   ============

(1) Including undistributed net investment income (loss)              $   (917,060)  $                $      29,105  $      29,714

See notes to financial statements.


MAXIM SERIES FUND, INC.

ARIEL SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                 Six Months Ended                Year Ended December 31,
                                                -------------------------------------------------------------
                                                -------------------------------------------------------------
                                   June 30, 2002   2001         2000        1999         1998        1997
                                   ------------------------  -----------  ----------  -----------  ----------
                                   ------------------------  -----------  ----------  -----------  ----------
                                    UNAUDITED
Net Asset Value, Beginning of Period  $1.0511 $     0.9372 $     0.7840 $    0.9538 $     0.9154 $    1.2480

Income from Investment Operations

Net investment income                  0.0002       0.0066       0.0072      0.0019       0.0022      0.0067
Net realized and unrealized gain (loss)0.0401       0.1379       0.1974     (0.0631)      0.0721      0.3223
                                   -----------  -----------  -----------  ----------  -----------  ----------
                                   -----------  -----------  -----------  ----------  -----------  ----------

Total Income (Loss) From
Investment Operations                  0.0403       0.1445       0.2046     (0.0612)      0.0743      0.3290
                                   -----------  -----------  -----------  ----------  -----------  ----------
                                   -----------  -----------  -----------  ----------  -----------  ----------

Less Distributions

From net investment income            (0.0002)     (0.0066)     (0.0072)    (0.0019)     (0.0022)    (0.0067)
From net realized gains                0.0000      (0.0240)     (0.0442)    (0.1067)     (0.0337)    (0.6549)
                                   -----------  -----------  -----------  ----------  -----------  ----------
                                   -----------  -----------  -----------  ----------  -----------  ----------

Total Distributions                   (0.0002)     (0.0306)     (0.0514)    (0.1086)     (0.0359)    (0.6616)
                                   -----------  -----------  -----------  ----------  -----------  ----------
                                   -----------  -----------  -----------  ----------  -----------  ----------

Net Asset Value, End of Period   $     1.0912 $     1.0511 $     0.9372 $    0.7840 $     0.9538 $    0.9154
                                   ===========  ===========  ===========  ==========  ===========  ==========
                                   ===========  ===========  ===========  ==========  ===========  ==========
                                       0.0000

Total Return                            3.83% o     15.66%       26.65%      (5.80%)       8.28%      27.86%

Net Assets, End of Period        $ 261,977,151$ 206,883,223$ 116,972,128$ 35,290,690$ 38,747,052 $ 22,526,242

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                  1.06% *      1.10%        1.27%       1.28%        1.27%       1.33%
- After Reimbursement #                 1.06% *      1.09%        1.27%       1.23%        1.26%       1.28%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                  0.04% *      0.68%        1.24%       0.16%        0.26%       0.59%
- After Reimbursement #                 0.04% *      0.69%        1.24%       0.21%        0.27%       0.64%

Portfolio Turnover Rate                 6.72% o     15.63%       52.61%      46.17%       26.29%      82.83%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized
                                                                                                   (Continued)

MAXIM SERIES FUND, INC.

FOUNDERS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                     Six Months EnPeriod Ended December 31,
                                               -------------------------------------------------------------
                                               -------------------------------------------------------------
                                  June 30, 2002   2001        2000         1999         1998        1997
                                  ------------------------  ----------   ----------  -----------  ----------
                                  ------------------------  ----------   ----------  -----------  ----------
                                         UNAUDITED                                                   (A)
Net Asset Value, Beginning of Period $0.7737 $     0.9388 $    1.2416  $    1.1448 $     1.0228 $    1.0000

Income from Investment Operations

Net investment income                 0.0001       0.0008      0.0000       0.0004       0.0157      0.0089
Net realized and unrealized gain     (0.1157)     (0.1651)    (0.2426)      0.1633       0.1655      0.0228
   (loss)
                                  -----------  -----------  ----------   ----------  -----------  ----------
                                  -----------  -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From
Investment Operations                (0.1156)     (0.1643)    (0.2426)      0.1637       0.1812      0.0317
                                  -----------  -----------  ----------   ----------  -----------  ----------
                                  -----------  -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income           (0.0001)     (0.0008)     0.0000      (0.0004)     (0.0157)    (0.0089)
From net realized gains               0.0000       0.0000     (0.0602)     (0.0665)     (0.0435)     0.0000
                                  -----------  -----------  ----------   ----------  -----------  ----------
                                  -----------  -----------  ----------   ----------  -----------  ----------

Total Distributions                  (0.0001)     (0.0008)    (0.0602)     (0.0669)     (0.0592)    (0.0089)
                                  -----------  -----------  ----------   ----------  -----------  ----------
                                  -----------  -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period  $     0.6580 $     0.7737 $    0.9388  $    1.2416 $     1.1448 $    1.0228
                                  ===========  ===========  ==========   ==========  ===========  ==========
                                  ===========  ===========  ==========   ==========  ===========  ==========
Total Return                         (14.93%)o    (17.51%)    (19.60%)      15.04%       17.85%       3.17% o

Net Assets, End of Period       $ 80,918,732 $ 101,855,202$ 129,326,227$ 147,265,22$ 120,887,237$ 94,206,892

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                 1.17% *      1.15%       1.12%        1.12%        1.15%       1.15% *
- After Reimbursement #                1.14% *      1.11%       1.12%        1.11%        1.15%       1.14% *

Ratio of Net Investment Income (Loss)
to Average Net Assets:
- Before Reimbursement                 0.00% *      0.05%      (0.21%)       0.02%        1.46%       1.77% *
- After Reimbursement #                0.03% *      0.09%      (0.21%)       0.03%        1.46%       1.78% *

Portfolio Turnover Rate               63.47% o    157.85%     191.12%      173.72%      287.17%     111.45% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized

(A) The portfolio commenced operations on July 1, 1997.

                                                                                                   (Continued)

MAXIM SERIES FUND, INC.

T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                               Six Months Ended             Period Ended December 31,
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                 June 30, 2002   2001         2000         1999         1998        1997
                                 ------------------------  -----------  -----------  -----------  ---------
                                 ------------------------  -----------  -----------  -----------  ---------
                                        UNAUDITED                                                   (A)
Net Asset Value, Beginning of Period $1.5381 $     1.5617 $     1.5831 $     1.3472 $     1.1069 $   1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income (loss)        (0.0054)      0.0000       0.0059      (0.0040)     (0.0016)    0.0000
Net realized and unrealized gain    (0.1583)     (0.0184)      0.1073       0.3274       0.2471     0.1086
   (loss)
                                 -----------  -----------  -----------  -----------  -----------  ---------
                                 -----------  -----------  -----------  -----------  -----------  ---------

Total Income (Loss) From
Investment Operations               (0.1637)     (0.0184)      0.1132       0.3234       0.2455     0.1086
                                 -----------  -----------  -----------  -----------  -----------  ---------
                                 -----------  -----------  -----------  -----------  -----------  ---------

Less Distributions

From net realized gains              0.0000      (0.0052)     (0.1346)     (0.0875)     (0.0052)   (0.0017)
                                 -----------  -----------  -----------  -----------  -----------  ---------
                                 -----------  -----------  -----------  -----------  -----------  ---------

Total Distributions                  0.0000      (0.0052)     (0.1346)     (0.0875)     (0.0052)   (0.0017)
                                 -----------  -----------  -----------  -----------  -----------  ---------
                                 -----------  -----------  -----------  -----------  -----------  ---------

Net Asset Value, End of Period $     1.3744 $     1.5381 $     1.5617 $     1.5831 $     1.3472 $   1.1069
                                 ===========  ===========  ===========  ===========  ===========  =========
                                 ===========  ===========  ===========  ===========  ===========  =========
                                     0.0000

Total Return                        (10.65%)o     (1.12%)       7.34%       24.60%       22.23%     10.86% o

Net Assets, End of Period      $ 234,134,771$ 266,725,607$ 255,130,836$ 203,089,451$ 139,762,438$ 56,704,297

Ratio of Expenses to
Average Net Assets:
- Before Reimbursement                1.07% *      1.09%        1.08%        1.11%        1.16%      1.30% *
- After Reimbursement #               1.05% *      1.05%        1.05%        1.05%        1.05%      1.05% *

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement               (0.76%)*     (0.58%)      (0.34%)      (0.41%)      (0.32%)    (0.41%)*
- After Reimbursement #              (0.74%)*     (0.55%)      (0.31%)      (0.35%)      (0.21%)    (0.16%)*

Portfolio Turnover Rate              22.76% o     56.73%       56.95%       66.80%       52.50%     24.28% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized

(A) The portfolio commenced operations on July 1, 1997.

                                                                                                   (Continued)

MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                Six Months Ended                     Year Ended December 31,
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                  June 30, 2002   2001         2000         1999         1998        1997
                                  ------------------------  -----------  -----------  -----------  ----------
                                  ------------------------  -----------  -----------  -----------  ----------
                                   UNAUDITED
Net Asset Value, Beginning of Period $1.2957 $     1.6447 $     1.8042 $     1.8953 $     1.8136 $    1.4538

Income from Investment Operations

Net investment income                 0.0078       0.0177       0.0226       0.0243       0.0279      0.0278
Net realized and unrealized gain     (0.1344)     (0.2282)      0.0657       0.1779       0.2301      0.4631
   (loss)
                                  -----------  -----------  -----------  -----------  -----------  ----------
                                  -----------  -----------  -----------  -----------  -----------  ----------

Total Income (Loss) From
     Investment Operations           (0.1266)     (0.2105)      0.0883       0.2022       0.2580      0.4909
                                  -----------  -----------  -----------  -----------  -----------  ----------
                                  -----------  -----------  -----------  -----------  -----------  ----------

Less Distributions

From net investment income           (0.0078)     (0.0176)     (0.0227)     (0.0243)     (0.0278)    (0.0278)
From net realized gains               0.0000      (0.1209)     (0.2251)     (0.2690)     (0.1485)    (0.1033)
                                  -----------  -----------  -----------  -----------  -----------  ----------
                                  -----------  -----------  -----------  -----------  -----------  ----------

Total Distributions                  (0.0078)     (0.1385)     (0.2478)     (0.2933)     (0.1763)    (0.1311)
                                  -----------  -----------  -----------  -----------  -----------  ----------
                                  -----------  -----------  -----------  -----------  -----------  ----------

Net Asset Value, End of Period  $     1.1613 $     1.2957 $     1.6447 $     1.8042 $     1.8953 $    1.8136
                                  ===========  ===========  ===========  ===========  ===========  ==========
                                  ===========  ===========  ===========  ===========  ===========  ==========
                                      0.0000

Total Return                          (9.75%)o    (12.34%)       5.36%       11.39%       14.48%      34.08%

Net Assets, End of Period       $ 239,718,709$ 301,285,669$ 378,498,060$ 391,562,376$ 326,339,498$ 237,421,804

Ratio of Expenses to
Average Net Assets                     0.60% *      0.60%        0.60%        0.60%        0.60%       0.60%

Ratio of Net Investment Income to
Average Net Assets                     1.21% *      1.15%        1.32%        1.31%        1.54%       1.83%

Portfolio Turnover Rate               11.12% o     49.44%       53.18%       70.11%       39.67%      26.03%

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized
                                                                                                   (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Ariel Small-Cap Value, Founders Growth & Income, T. Rowe Price MidCap Growth and Value Index Portfolios (Collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.
      The investment objective of each Portfolio is: to seek long-term capital appreciation for the Ariel Small-Cap Value and T. Rowe Price MidCap Growth Portfolios; to seek long-term growth of capital and income for the Founders Growth & Income Portfolio; and to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P)/BARRA Value Index for the Value Index Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Value Index Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Founders Growth & Income Portfolio had available for federal income tax purposes unused capital loss carryover of 33,931,025 which expires in 2009, and the T. Rowe Price MidCap Growth Portfolio had available for federal income tax purposes unused capital loss carryover of $1,237,269 which expires in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Value Index Portfolio and 1.00% of the average daily net assets of the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.35%, 1.15% and 1.05% of the average daily net assets of the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios, respectively. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Value Index Portfolio, the management fee encompasses fund operation expenses.

       Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
       Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.


3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------
     Ariel Small-Cap Value Portfolio                         $    67,979,958    $  15,687,108
     Founders Growth & Income Portfolio                           52,581,797       61,791,465
     T. Rowe Price MidCap Growth Portfolio                        58,363,885       54,521,937
     Value Index Portfolio                                        29,786,104       61,742,537

      For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------
     Ariel Small-Cap
        Value Portfolio   $   231,782,349 $      36,295,605 $      (5,646,223) $   30,649,382

     Founders Growth &
        Income Portfolio       90,494,741         1,909,042       (11,667,626)     (9,758,584)

     T. Rowe Price
        MidCap Growth
        Portfolio             222,421,362        45,891,833       (32,426,318)     13,465,515

     Value Index
        Portfolio            304,666,400        14,277,987       (75,919,014)     (61,641,027)



5.    FUTURES CONTRACTS

      As of June 30, 2002, the Value Index Portfolio had 18 open S&P BARRA long futures contracts. The contracts expire in September 2002 and the Portfolio has recorded unrealized depreciation of $50,305.

6.
SECURITIES LOANED

      The Ariel Small-Cap Value Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2002, the Portfolio had securities on loan valued at $4,498,177 and received collateral of $4,774,344 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

            Global Bond, Index European and Index Pacific Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    GLOBAL              INDEX             INDEX
                                                                                     BOND             EUROPEAN           PACIFIC
                                                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                                 --------------     --------------     -------------
                                                                                 --------------     --------------     -------------
ASSETS:
     Investments in securities, market value  (1)                              $   133,809,211    $    88,897,955    $   86,827,213
     Cash denominated in foreign currencies  (2)                                       284,495            182,472           325,959
     Cash                                                                               10,749                            3,489,993
     Dividends and interest receivable                                               1,873,063            335,877           248,164
     Subscriptions receivable                                                        1,238,629            311,800         1,552,522
     Receivable for investments sold                                                 6,030,000          2,216,721         2,857,790
     Variation margin on futures contracts                                                                198,128           876,923
                                                                                 --------------     --------------     -------------
                                                                                 --------------     --------------     -------------

     Total assets                                                                  143,246,147         92,142,953        96,178,564
                                                                                 --------------     --------------     -------------
                                                                                 --------------     --------------     -------------

LIABILITIES:
     Due to investment adviser                                                         131,138             75,292            87,144
     Redemptions payable                                                                95,387            202,096           236,119
     Payable for investments purchased                                               7,171,737
     Payable to custodian                                                                               1,224,354
     Unrealized depreciation on forward foreign currency contracts                   2,045,406
                                                                                 --------------     --------------     -------------
                                                                                 --------------     --------------     -------------

     Total liabilities                                                               9,443,668          1,501,742           323,263
                                                                                 --------------     --------------     -------------
                                                                                 --------------     --------------     -------------

NET ASSETS                                                                     $   133,802,479    $    90,641,211    $   95,855,301
                                                                                 ==============     ==============     =============
                                                                                 ==============     ==============     =============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $     1,330,342    $     1,209,935    $    1,532,914
     Additional paid-in capital                                                    130,511,250        124,485,252       155,200,839
     Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities
     denominated in foreign currencies, futures contracts and forward                5,329,814        (19,805,887)      (17,126,710)
        foreign currency contracts
     Undistributed net investment income                                             1,055,996            986,872             9,542
     Accumulated net realized loss on investments, futures contracts
       and forward foreign currency contracts                                       (4,424,923)       (16,234,961)      (43,761,284)
                                                                                 --------------     --------------     -------------
                                                                                 --------------     --------------     -------------

NET ASSETS                                                                     $   133,802,479    $    90,641,211    $   95,855,301
                                                                                 ==============     ==============     =============
                                                                                 ==============     ==============     =============

NET ASSET VALUE PER OUTSTANDING SHARE                                          $       10.0578    $        7.4914    $       6.2531
                                                                                 ==============     ==============     =============
                                                                                 ==============     ==============     =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                    100,000,000        100,000,000       100,000,000
     Outstanding                                                                    13,303,418         12,099,348        15,329,143

(1)  Cost of investments in securities:                                        $   126,433,709    $   108,696,094    $  103,687,855
(2)  Cost of cash denominated in foreign currencies:                                   284,777            178,763           326,890

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    GLOBAL            INDEX             INDEX
                                                                                     BOND            EUROPEAN          PACIFIC
                                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

INVESTMENT INCOME:
    Interest                                                                   $    2,666,805    $        1,695   $           169
    Dividends                                                                               0         1,754,232           672,832
    Foreign withholding tax                                                            (9,769)         (187,272)          (55,679)
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

    Total income                                                                    2,657,036         1,568,655           617,322
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

EXPENSES:
    Audit fees                                                                                            6,746             6,746
    Bank and custodial fees                                                                              21,382            20,065
    Investment administration                                                                            65,714            65,714
    Management fees                                                                   779,226           484,819           506,483
    Other expenses                                                                                       61,659            60,456
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

    Total expenses                                                                    779,226           640,320           659,464

    Less amount reimbursed by investment adviser                                                         58,537            51,684
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

    Net expenses                                                                      779,226           581,783           607,780
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

NET INVESTMENT INCOME                                                               1,877,810           986,872             9,542
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                               (2,105,715)       (5,227,332)      (20,529,734)
    Net realized loss on futures contracts                                                             (574,820)         (805,320)
    Net realized loss on forward foreign currency contracts                        (2,377,376)                0
    Change in net unrealized appreciation (depreciation) on investments             5,329,061       (14,109,870)        7,985,263
    Change in net unrealized appreciation (depreciation) on translation
    of assets and liabilities denominated in foreign currencies                     6,032,568        11,513,110        15,980,767
    Change in net unrealized depreciation on futures contracts                                          (75,279)         (585,590)
    Change in net unrealized depreciation on forward foreign currency              (2,916,797)
       contracts                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

    Net realized and unrealized gain (loss) on investments, translation of assets and liabilities denominated in foreign currencies,
       futures contracts and forward foreign currency contracts                     3,961,741        (8,474,191)        2,045,386
                                                                                 -------------     -------------    --------------
                                                                                 -------------     -------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $    5,839,551    $   (7,487,319)  $     2,054,928
                                                                                 =============     =============    ==============
                                                                                 =============     =============    ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                               GLOBAL BOND              INDEX EUROPEAN           INDEX PACIFIC
                                                           PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                                          -----------------------   -----------------------  -----------------------
                                                          -----------------------   -----------------------  -----------------------
                                                            2002         2001         2002         2001         2002        2001
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          -----------------------   -----------------------  -----------------------
                                                                UNAUDITED                 UNAUDITED                UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                $1,877,810 $  2,870,135  $   986,872 $    693,028 $      9,542 $    34,386
    Net realized gain (loss) on investments             (2,105,715)  2,235,041    (5,227,332) (7,602,221)  (20,529,734) (18,941,434)
    Net realized loss on futures contracts                                          (574,820)   (525,808)     (805,320)    (743,046)
    Net realized gain (loss) on forward foreign currency  (2,377,376)  2,054,943 contracts
    Change in net unrealized appreciation (depreciation) 5,329,061   (3,844,857)   (14,109,870)(21,920,892)  7,985,263   (6,699,629)
       on investments
    Change in net unrealized depreciation (appreciation)
       on translation of assets
    and liabilities denominated in foreign currencies   6,032,568   (1,254,443)   11,513,110  (1,206,266)  15,980,767   (11,330,520)
    Change in net unrealized appreciation (depreciation)                               (75,279)      (2,198)    (585,590)    367,680
       on futures contracts
    Change in net unrealized appreciation (depreciation)  (2,916,797)  1,033,381 on forward foreign currency contracts
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

    Net increase (decrease) in net assets resulting     5,839,551    3,094,200    (7,487,319) (30,564,357)  2,054,928   (37,312,563)
       from operations
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                            (1,825,420) (1,707,826)               (1,206,987)                 (48,436)
    From net realized gains                                           (1,766,588)                                          (189,116)
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

    Total distributions                                   (1,825,420) (3,474,414)               (1,206,987)                (237,552)
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                    38,704,119  87,748,809    21,242,924  72,435,997   62,447,492   127,783,734
    Reinvestment of distributions                         1,825,420    3,474,414                 1,206,987                  237,552
    Redemptions of shares                              (22,988,661)(66,813,422)  (37,410,689)(70,982,343) (82,678,168) (118,576,581)
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

    Net increase (decrease) in net assets resulting       17,540,878  24,409,801    (16,167,765) 2,660,641   (20,230,676) 9,444,705
       from share transactions
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

    Total increase (decrease) in net assets             21,555,009  24,029,587    (23,655,084)(29,110,703) (18,175,748) (28,105,410)

NET ASSETS:
    Beginning of period                                  112,247,470 88,217,883    114,296,295 143,406,998  114,031,049  142,136,459
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

    End of period  (1)                                 $ 133,802,47$ 112,247,470 $ 90,641,211$ 114,296,295$ 95,855,301 $ 114,031,049
                                                          ==========  ===========   ==========  ===========  ===========  ==========
                                                          ==========  ===========   ==========  ===========  ===========  ==========

OTHER INFORMATION:

SHARES:
    Sold                                                  3,935,209    8,882,791    2,777,552    8,332,285   10,091,138   18,079,456
    Issued in reinvestment of distributions                 180,929      356,281                   154,563                   39,619
    Redeemed                                            (2,329,169) (6,761,005)   (4,972,259) (8,042,862)  (13,533,157) (16,125,727)
                                                          ----------  -----------   ----------  -----------  -----------  ----------
                                                          ----------  -----------   ----------  -----------  -----------  ----------

    Net increase (decrease)                               1,786,969    2,478,067    (2,194,707)    443,986   (3,442,019)  1,993,348
                                                          ==========  ===========   ==========  ===========  ===========  ==========
                                                          ==========  ===========   ==========  ===========  ===========  ==========

(1) Including undistributed net investment income       $ 1,055,996 $  1,003,606  $   986,872 $            $      9,542 $

See notes to financial statements.

MAXIM SERIES FUND, INC.

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000 and the period ended December 31, 1999 are as follows:

                                                Six Months Ended      Period Ended December 31,
                                                June 30, 2002    2001            2000           1999
                                                --------------------------    -----------    ------------
                                                --------------------------    -----------    ------------
                                                  UNAUDITED                                      (A)
Net Asset Value, Beginning of Period          $     9.7467  $      9.7604   $     9.7107   $     10.0000

Income from Investment Operations
                                                                                  0.0000          0.0000
Net investment income                               0.1334         0.7074         0.3703          0.1641
Net realized and unrealized gain (loss)             0.3188        (0.3779)        0.4877         (0.2894)
                                                -----------   ------------    -----------    ------------
                                                -----------   ------------    -----------    ------------

Total Income (Loss) From Investment Operations      0.4522         0.3295         0.8580         (0.1253)
                                                -----------   ------------    -----------    ------------
                                                -----------   ------------    -----------    ------------

Less Distributions

From net investment income                         (0.1411)       (0.1824)       (0.8083)        (0.1640)
From net realized gains                             0.0000        (0.1608)
                                                -----------   ------------    -----------    ------------
                                                -----------   ------------    -----------    ------------

Total Distributions                                (0.1411)       (0.3432)       (0.8083)        (0.1640)
                                                -----------   ------------    -----------    ------------
                                                -----------   ------------    -----------    ------------

Net Asset Value, End of Period                $    10.0578  $      9.7467   $     9.7604   $      9.7107
                                                ===========   ============    ===========    ============
                                                ===========   ============    ===========    ============
                                     0.0000

Total Return                                         4.63% o        3.41%          9.02%          (1.25%)o

Net Assets, End of Period                     $ 133,802,479 $ 112,247,470   $ 88,217,883   $  91,795,099

Ratio of Expenses to Average Net Assets              1.30% *        1.30%          1.30%           1.30% *

Ratio of Net Investment Income to
Average Net Assets                                   3.13% *        2.95%          3.53%           4.00% *

Portfolio Turnover Rate                            120.20% o      227.53%        367.96%          86.93% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on July 26, 1999.

                                                                                              (Continued)


MAXIM SERIES FUND, INC.

INDEX EUROPEAN PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000 and the period ended December 31, 1999 are as follows:

                                               Six Months Ended    Period Ended December 31,
                                                             ------------------------------------------
                                                             ------------------------------------------
                                               June 30, 2002    2001           2000           1999
                                               --------------------------   ------------   ------------
                                               --------------------------   ------------   ------------
                                                 UNAUDITED                                     (A)
Net Asset Value, Beginning of Period         $     7.9961  $     10.3542  $     11.8191  $     10.0000

Income from Investment Operations
                                                                                 0.0000         0.0000
Net investment income (loss)                       0.0816         0.0896         0.0386        (0.0005)
Net realized and unrealized gain (loss)           (0.5863)       (2.3621)       (1.4326)        1.8445
                                               -----------   ------------   ------------   ------------
                                               -----------   ------------   ------------   ------------

Total Income (Loss) From Investment Operations    (0.5047)       (2.2725)       (1.3940)        1.8440
                                               -----------   ------------   ------------   ------------
                                               -----------   ------------   ------------   ------------

Less Distributions

From net investment income                         0.0000        (0.0856)       (0.0370)        0.0000
From net realized gains                            0.0000         0.0000        (0.0339)       (0.0249)
                                               -----------   ------------   ------------   ------------
                                               -----------   ------------   ------------   ------------

Total Distributions                                0.0000        (0.0856)       (0.0709)       (0.0249)
                                               -----------   ------------   ------------   ------------
                                               -----------   ------------   ------------   ------------

Net Asset Value, End of Period               $     7.4914  $      7.9961  $     10.3542  $     11.8191
                                               ===========   ============   ============   ============
                                               ===========   ============   ============   ============
                                     0.0000

Total Return                                       (6.31%)o      (21.93%)       (11.80%)        18.44% o

Net Assets, End of Period                    $ 90,641,211  $ 114,296,295  $ 143,406,998  $ 147,309,943

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                              1.32% *        1.27%          1.39%          1.39% *
- After Reimbursement #                             1.20% *        1.20%          1.20%          1.20% *

Ratio of Net Investment Income (Loss) to
Average Net Assets
- Before Reimbursement                              1.92% *        0.51%          0.19%         (0.31%)*
- After Reimbursement #                             2.04% *        0.58%          0.38%         (0.12%)*

Portfolio Turnover Rate                             7.97% o       52.34%         62.87%         19.79% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 26, 1999.
                                                                                            (Continued)

MAXIM SERIES FUND, INC.

INDEX PACIFIC PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000 and the period ended December 31, 1999 are as follows:

                                             Six Months Ended       Period Ended December 31,
                                                            -------------------------------------------
                                                            -------------------------------------------
                                             June 30, 2002     2001            2000           1999
                                             ---------------------------    -----------    ------------
                                             ---------------------------    -----------    ------------
                                               UNAUDITED                                       (A)
Net Asset Value, Beginning of Period       $      6.0748  $      8.4717   $    13.6863   $     10.0000

Income from Investment Operations
                                                                                0.0000          0.0000
Net investment income (loss)                      0.0006         0.0248        (0.0174)        (0.0004)
Net realized and unrealized gain (loss)           0.1777        (2.4073)       (4.6864)         3.8172
                                             ------------   ------------    -----------    ------------
                                             ------------   ------------    -----------    ------------

Total Income (Loss) From Investment Operations    0.1783        (2.3825)       (4.7038)         3.8168
                                             ------------   ------------    -----------    ------------
                                             ------------   ------------    -----------    ------------

Less Distributions

From net investment income                        0.0000        (0.0027)        0.0000         (0.0043)
From net realized gains                           0.0000        (0.0117)       (0.5108)        (0.1262)
                                             ------------   ------------    -----------    ------------
                                             ------------   ------------    -----------    ------------

Total Distributions                               0.0000        (0.0144)       (0.5108)        (0.1305)
                                             ------------   ------------    -----------    ------------
                                             ------------   ------------    -----------    ------------

Net Asset Value, End of Period             $      6.2531  $      6.0748   $     8.4717   $     13.6863
                                             ============   ============    ===========    ============
                                             ============   ============    ===========    ============
                                     0.0000

Total Return                                       2.94% o      (28.12%)       (34.74%)         38.27% o

Net Assets, End of Period                  $  95,855,301  $ 114,031,049   $ 142,136,459  $ 195,178,735

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                             1.30% *        1.25%          1.31%           1.35% *
- After Reimbursement #                            1.20% *        1.20%          1.19%           1.20% *

Ratio of Net Investment Income (Loss) to
Average Net Assets
- Before Reimbursement                            (0.08%)*       (0.02%)        (0.31%)         (0.16%)*
- After Reimbursement #                            0.02% *        0.03%         (0.19%)         (0.01%)*

Portfolio Turnover Rate                           28.70% o       51.96%         50.75%          18.94% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 26, 1999.
                                                                                            (Concluded)



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Global Bond, Index European and Index Pacific Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.
      The investment objective of each Portfolio is to seek the highest total return consistent with a reasonable degree of risk for the Global Bond Portfolio and to seek investment results that track the total return of the common stocks that comprise the FTSE World European Index for the Index European Portfolio and FTSE World Pacific Index for the Index Pacific Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other ___ securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolios may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

      The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.


      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolios and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Financial Futures Contracts

      The Index European and Index Pacific Portfolios may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Forward Currency Transactions

      The Global Bond Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Index European and Index Pacific Portfolios and specific lot selection for the Global Bond Portfolio.

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Index European Portfolio had available for federal income tax purposes unused capital loss carryovers of $951,555 and $5,301,238, which expire in the years 2008 and 2009, respectively and the Index Pacific Portfolio had available for federal income tax purposes unused capital loss carryover of $11,645,331 which expires in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Global Bond Portfolio and 1.00% of the average daily net assets of the Index European and Index Pacific Portfolios. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Index European and Index Pacific Portfolios. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Global Bond Portfolio, the management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolios. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolios.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------
     Global Bond Portfolio                                  $     85,035,175  $     81,951,041
     Index European Portfolio                                      7,772,527        23,200,550
     Index Pacific Portfolio                                      27,750,785        52,394,739

      For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $42,740,706 and $49,254,968, respectively, for the Global Bond Portfolio. There were no purchases or sales of U.S. Government securities in any other portfolio.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation/
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------
        Global Bond
          Portfolio       $  126,338,626  $     7,510,370    $      (39,785)   $    7,470,585

        Index European
          Portfolio          111,877,445        4,820,861        (27,800,351)      (22,979,490)

        Index Pacific
          Portfolio          113,417,031        3,035,331        (29,625,149)      (26,589,818)



5.    FUTURES CONTRACTS

      As of June 30, 2002, the Index European and Index Pacific held open futures contracts as follows:

                                                                                   Unrealized
                              Long           Number of         Expiration        Appreciation/
                            Contracts          Long               Date           (Depreciation)
                                             Contracts
                           ------------    --------------    ----------------    ---------------
        Index              FTSE 100            10              September 2002     $  (17,347)
          European         DJ EURO 50          29              September 2002          5,890
          Portfolio                                                              ---------------
                                                                              $        (11,457)
                                                                                 ===============
                                                                                 ---------------

        Index Pacific      HANG SENG            3                  July 2002   $           455
          Portfolio        Topix Index         18                September 2002          1,550
                           SPI 200              5                September 2002       (266,958)
                           SGX MSCI           251                  July 2002              (184)
                                                                                 ---------------
                                                                              $       (265,137)
                                                                                 ===============

6.  FORWARD FOREIGN CURRENCY CONTRACTS

    As of June 30, 2002, the Global Bond Portfolio held the following forward foreign currency contracts:

                                                                                       Net
                                               Delivery                             Unrealized
                                                 Value           Settlement        Appreciation
                                              (Currency)            Date           (Depreciation)
                                             --------------    ----------------    -------------
     Long Contracts:
        British Pound                           7,900,000      December 19, 2002      (470,779)
        Canadian Dollar                        24,600,000      December 19, 2002      (273,575)
        Danish Krone                           53,800,000      December 19, 2002      (289,648)
        Euro                                    6,460,000      December 19, 2002      (298,372)
        New Zealand Dollar                     12,700,000      December 19, 2002        (9,172)
        Japanese Yen                         1,895,200,000     December 19, 2002      (739,049)
        Swedish Krona                          41,450,000      December 19, 2002      (239,428)

     Short Contracts:
        British Pound                             360,000      December 19, 2002        12,317
        Canadian Dollar                        23,065,000      December 19, 2002       146,279
        Euro                                    2,814,000      December 19, 2002       100,152
        Japanese Yen                           56,000,000      December 19, 2002        15,869
                                                                                   -------------

     Net Depreciation                                                           $
                                                                                     (2,045,406)
                                                                                   =============


The Maxim Series Fund

Global Bond Portfolio

BONDS

AUSTRIA              --- 8.7%

FOREIGN BANKS
493,000,000 Oesterreichische Kontrollbank AG                           4,424,907
            Foreign Government Guaranteed Bonds
            1.800% March 22, 2010
156,000,000 Pfandbriefstelle Der Oesterr                               1,354,520
            Senior Unsubordinated Notes
            1.600% February 15, 2011
                                                                      $5,779,427

FOREIGN GOVERNMENTS
    550,000 Government of Austria                                        601,581
            Bonds
            6.250% July 15, 2027
  5,180,000 Government of Austria #                                    5,291,162
            Notes
            5.500% October 20, 2007
                                                                      $5,892,743

TOTAL AUSTRIA              --- 8.7%                                  $11,672,170

BELGIUM              --- 1.7%

FOREIGN GOVERNMENTS
    684,000 Government of Belgium                                        632,083
            Bonds
            3.750% March 28, 2009
    439,000 Government of Belgium                                        435,989
            Bonds
            5.500% March 28, 2028
  1,200,000 Government of Belgium                                      1,176,706
            Bonds
            5.000% September 28, 2011
                                                                      $2,244,778

TOTAL BELGIUM              --- 1.7%                                   $2,244,778

CANADA               --- 4.9%

CANADIAN - FEDERAL
  3,900,000 Government of Canada                                       3,228,340
            Bonds
            8.000% June 1, 2023
  4,500,000 Government of Canada                                       3,077,125
            Bonds
            6.000% June 1, 2011
                                                                      $6,305,465

CANADIAN - PROVINCIAL
    300,000 Province of Quebec                                           187,472
            Debentures
            6.000% October 1, 2029
                                                                        $187,472

TOTAL CANADA               --- 4.9%                                   $6,492,937

DENMARK --- 2.1%

FOREIGN BANKS
  2,700,000 Landesbank Baden-Wuerttemberg                              2,745,716
            Bonds
            5.500% April 2, 2007
                                                                      $2,745,716

TOTAL DENMARK --- 2.1%                                                $2,745,716

DENMARK              --- 9.9%

FOREIGN BANKS
100,000,000 Bayerische Landesbank Girozentrale                           840,063
            Senior Notes
            1.400% April 22, 2013
    900,000 DePfa Deutsche Pfandbriefbank AG                             827,066
            Bonds
            4.500% January 15, 2014
393,000,000 Deutsche Ausgleichsbank                                    3,531,459
            Bonds
            1.850% September 20, 2010
    720,000 Hypothekenbank in Essen AG                                   706,525
            Notes
            5.250% January 17, 2011
    460,000 KFW                                                          451,657
            Notes
            5.000% July 4, 2011
                                                                      $6,356,770

FOREIGN GOVERNMENTS
 49,300,000 Government of Denmark                                      6,931,061
            Bonds
            7.000% December 15, 2004
                                                                      $6,931,061

TOTAL DENMARK              --- 9.9%                                  $13,287,831

FRANCE               --- 16.8%

FINANCIAL SERVICES
  3,200,000 CIE Financement Foncier                                    3,384,387
            Mortgage Secured Bonds
            6.125% February 23, 2015
  3,600,000 Caisse Nationale des Autoroutes                            3,253,154
            Unsubordinated Debentures
            4.375% May 19, 2014
                                                                      $6,637,541

FOREIGN GOVERNMENTS
  1,080,000 Government of France                                       1,124,145
            Debentures
            3.400% July 25, 2029
  1,120,000 Government of France                                       1,120,123
            Debentures
            3.000% July 25, 2012
    710,000 Government of France                                         700,378
            Notes
            4.500% July 12, 2006
 12,590,000 Government of France                                      12,865,400
            Debentures
            3.000% July 25, 2009
                                                                     $15,810,046

TOTAL FRANCE               --- 16.8%                                 $22,447,587

ITALY                --- 2.1%

FOREIGN GOVERNMENTS
  1,300,000 Buoni Poliennali Del Tesoro                                1,298,137
            Bonds
            5.250% August 1, 2011
    410,000 Buoni Poliennali Del Tesoro                                  406,139
            Bonds
            4.000% October 1, 2003
  1,000,000 Buoni Poliennali Del Tesoro                                1,080,632
            Debentures
            6.750% July 1, 2007
                                                                      $2,784,908

TOTAL ITALY                --- 2.1%                                   $2,784,908

NETHERLANDS          --- 0.9%

FOREIGN GOVERNMENTS
    770,000 Government of Netherlands                                    710,262
            Bonds
            3.750% July 15, 2009
    500,000 Government of Netherlands                                    503,222
            Bonds
            5.500% January 15, 2028
                                                                      $1,213,484

TOTAL NETHERLANDS          --- 0.9%                                   $1,213,484

NEW ZEALAND          --- 4.6%

FOREIGN GOVERNMENTS
  3,600,000 Government of New Zealand                                  1,784,889
            Bonds
            7.000% July 15, 2009
  8,500,000 Government of New Zealand                                  4,367,983
            Bonds
            8.000% November 15, 2006
                                                                      $6,152,872

TOTAL NEW ZEALAND          --- 4.6%                                   $6,152,872

PORTUGAL             --- 3.1%

FOREIGN GOVERNMENTS
  4,070,000 Obrigacoes do Tesouro                                      4,140,516
            Bonds
            5.375% June 23, 2008
                                                                      $4,140,516

TOTAL PORTUGAL             --- 3.1%                                   $4,140,516

SPAIN                --- 0.2%

FOREIGN GOVERNMENTS
    200,000 Bonos Y Oblig Del Esatdo                                     213,841
            Bonds
            6.000% January 31, 2029
                                                                        $213,841

TOTAL SPAIN                --- 0.2%                                     $213,841

SWEDEN               --- 3.5%

FOREIGN GOVERNMENTS
  4,500,000 Government of Sweden                                         540,141
            Debentures
            6.750% May 5, 2014
 12,000,000 Government of Sweden                                       1,370,459
            Bonds
            3.500% December 1, 2015
 22,000,000 Government of Sweden                                       2,756,194
            Bonds
            4.000% December 1, 2008
                                                                      $4,666,794

TOTAL SWEDEN               --- 3.5%                                   $4,666,794

UNITED KINGDOM       --- 8.8%

FOREIGN BANKS
    940,000 Abbey National Treasury Services PLC                       1,438,860
            Bank Guaranteed Notes
            5.250% January 21, 2004
                                                                      $1,438,860

FOREIGN GOVERNMENTS
  6,700,000 United Kingdom                                            10,272,044
            Bonds
            5.000% June 7, 2004
                                                                     $10,272,044

TOTAL UNITED KINGDOM       --- 8.8%                                  $11,710,904

UNITED STATES        --- 17.5%

AGENCY
370,000,000 Fannie Mae                                                 3,314,288
            UNSECURED GLOBAL NOTES
            1.750% March 26, 2008
    500,000 Freddie Mac                                                  497,355
            GLOBAL SENIOR NOTES
            4.500% March 15, 2004
                                                                      $3,811,643

MISCELLANEOUS
272,000,000 GE Financial Assurance Holdings                            2,202,937
            Notes
            1.600% June 20, 2011
                                                                      $2,202,937

U.S. GOVERNMENTS
 11,900,000 United States of America                                  12,717,086
            INFLATION INDEX NOTE
            3.500% January 15, 2011
  3,135,000 United States of America                                   3,772,797
            Treasury Bills
            7.500% November 15, 2016
    670,000 United States of America                                     864,600
            Treasury Bonds
            8.125% August 15, 2021
                                                                     $17,354,483

TOTAL UNITED STATES        --- 17.5%                                 $23,369,063

TOTAL BONDS --- 84.6%                                               $113,143,401
(Cost $105,767,899)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 15.4%

AGENCY
  1,500,000 Fannie Mae                                                 1,499,708
  3,000,000 Federal Farm Credit                                        2,999,723
  5,673,000 Freddie Mac                                                5,672,401
    500,000 Freddie Mac                                                  499,613
                                                                     $10,671,445

U.S. GOVERNMENTS
 10,000,000 United States of America                                   9,994,365
                                                                      $9,994,365

TOTAL UNITED STATES        --- 15.4%                                 $20,665,810

TOTAL SHORT-TERM INVESTMENTS --- 15.4%                               $20,665,810
(Cost $20,665,810)

TOTAL GLOBAL BOND PORTFOLIO --- 100.0%                              $133,809,211
(Cost $126,433,709)


The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA            --- 3.0%

FOREIGN BANKS
     38,000 National Australia Bank Ltd                sponsored ADR (6)
3,777,580
                                                                      $3,777,580

TOTAL AUSTRALIA            --- 3.0%                                   $3,777,580

BRAZIL               --- 1.9%

GOLD, METALS & MINING
     32,600 Companhia Vale do Rio Doce ADR (6)*                          902,042
                                                                        $902,042

OIL & GAS
     77,000 Petroleo Brasileiro SA ADR                                 1,452,220
                                                                      $1,452,220

TOTAL BRAZIL               --- 1.9%                                   $2,354,262

DENMARK              --- 1.1%

FOREIGN BANKS
     75,400 Danske Bank A/S sponsored ADR*                             1,372,280
                                                                      $1,372,280

TOTAL DENMARK              --- 1.1%                                   $1,372,280

FRANCE               --- 7.4%

BROADCAST/MEDIA
     50,000 Vivendi Universal SA                       sponsored ADR (6)
1,075,000
                                                                      $1,075,000

FOREIGN BANKS
    232,000 Societe Generale sponsored ADR (6)                         3,004,400
                                                                      $3,004,400

INSURANCE RELATED
     70,000 AXA sponsored ADR (6)                                      1,271,900
                                                                      $1,271,900

OIL & GAS
     48,800 Total Fina Elf sponsored ADR (6)                           3,947,920
                                                                      $3,947,920

TOTAL FRANCE               --- 7.4%                                   $9,299,220

GERMANY              --- 5.5%

CHEMICALS
     52,000 BASF AG sponsored ADR (6)                                  2,418,000
     40,250 Bayer AG sponsored ADR                                     1,292,428
                                                                      $3,710,428

COMPUTER SOFTWARE & SERVICES
     40,000 SAP AG sponsored ADR (6)                                     965,200
                                                                        $965,200

FOREIGN BANKS
     33,000 Deutsche Bank AG (registered) (6)                          2,293,830
                                                                      $2,293,830

TOTAL GERMANY              --- 5.5%                                   $6,969,458

ITALY                --- 5.5%

FOREIGN BANKS
     70,000 San Paolo-IMI SpA sponsored ADR (6)                        1,403,500
                                                                      $1,403,500

OIL & GAS
     40,000 Eni SpA sponsored ADR (6)*                                 3,200,000
                                                                      $3,200,000

TELEPHONE & TELECOMMUNICATIONS
     30,000 Telecom Italia SpA sponsored ADR (6)                       2,343,000
                                                                      $2,343,000

TOTAL ITALY                --- 5.5%                                   $6,946,500

JAPAN                --- 21.1%

AUTOMOBILES
     80,000 Honda Motor Co Ltd sponsored ADR                           1,657,600
     28,000 Toyota Motor Corp sponsored ADR                            1,484,000
                                                                      $3,141,600

COSMETICS & PERSONAL CARE
      4,270 Kao Corp ADR (6)*                                            983,279
                                                                        $983,279

ELECTRONIC INSTRUMENTS & EQUIP
     24,200 Hitachi Ltd sponsored ADR                                  1,552,914
     30,000 Kyocera Corp sponsored ADR                                 2,208,000
     63,000 Sony Corp sponsored ADR                                    3,339,000
     35,000 TDK Corp sponsored ADR                                     1,657,600
                                                                      $8,757,514

OFFICE EQUIPMENT & SUPPLIES
     90,000 Canon Inc sponsored ADR                                    3,404,700
                                                                      $3,404,700

PHARMACEUTICALS
     55,000 Eisai Co Ltd sponsored ADR (6)                             1,413,363
                                                                      $1,413,363

PHOTOGRAPHY/IMAGING
     95,000 Fuji Photo Film Co Ltd ADR                                 2,992,500
                                                                      $2,992,500

RETAIL
     40,000 Ito-Yokado Co Ltd sponsored ADR                            1,980,040
                                                                      $1,980,040

TELEPHONE & TELECOMMUNICATIONS
    115,000 Nippon Telegraph & Telephone Corp sponsored ADR            2,367,850
                                                                      $2,367,850

TOYS
     91,000 Nintendo Co Ltd ADR                                        1,656,200
                                                                      $1,656,200

TOTAL JAPAN                --- 21.1%                                 $26,697,046

KOREA                --- 2.1%

ELECTRIC COMPANIES
    135,000 Korea Electric Power Corp                  sponsored ADR (6)
1,413,450
                                                                      $1,413,450

TELEPHONE & TELECOMMUNICATIONS
     60,000 KT Corp sponsored ADR (6)*                                 1,299,000
                                                                      $1,299,000

TOTAL KOREA                --- 2.1%                                   $2,712,450

MEXICO               --- 1.6%

TELEPHONE & TELECOMMUNICATIONS
     63,000 Telefonos de Mexico SA                 sponsored ADR Class L
2,021,040
                                                                      $2,021,040

TOTAL MEXICO               --- 1.6%                                   $2,021,040

NETHERLANDS          --- 9.2%

ELECTRONIC INSTRUMENTS & EQUIP
    110,000 Koninklijke Philips Electronics NV                   NY Shrs
3,036,000
                                                                      $3,036,000

FOOD & BEVERAGES
     42,400 Unilever NV NY Shrs                                        2,747,520
                                                                      $2,747,520

FOREIGN BANKS
    145,000 ABN AMRO Holding NV                            sponsored ADR
2,620,150
                                                                      $2,620,150

INSURANCE RELATED
    125,000 ING Groep NV sponsored ADR                                 3,178,750
                                                                      $3,178,750

TOTAL NETHERLANDS          --- 9.2%                                  $11,582,420

NORWAY               --- 1.4%

OIL & GAS
    195,000 Statoil ASA sponsored ADR                                  1,719,900
                                                                      $1,719,900

TOTAL NORWAY               --- 1.4%                                   $1,719,900

PORTUGAL             --- 1.7%

TELEPHONE & TELECOMMUNICATIONS
    300,000 Portugal Telecom SGPS SA                   sponsored ADR (6)
2,133,000
                                                                      $2,133,000

TOTAL PORTUGAL             --- 1.7%                                   $2,133,000

SPAIN                --- 3.2%

ELECTRIC COMPANIES
    200,000 Endesa SA sponsored ADR                                    2,864,000
                                                                      $2,864,000

OIL & GAS
     95,000 Repsol YPF SA sponsored ADR                                1,123,850
                                                                      $1,123,850

TOTAL SPAIN                --- 3.2%                                   $3,987,850

SWITZERLAND          --- 11.1%

CHEMICALS
    130,002 Syngenta AG ADR (6)                                        1,580,824
                                                                      $1,580,824

FOOD & BEVERAGES
     63,800 Nestle SA sponsored ADR                                    3,687,640
                                                                      $3,687,640

INSURANCE RELATED
    105,000 Zurich Financial  Services AG ADR                          2,079,000
                                                                      $2,079,000

PHARMACEUTICALS
    105,000 Novartis AG ADR                                            4,602,149
     27,200 Roche Holding AG                       sponsored ADR
2,033,200
                                                                      $6,635,349

TOTAL SWITZERLAND          --- 11.1%                                 $13,982,813

UNITED KINGDOM       --- 23.5%

AEROSPACE & DEFENSE
    118,800 BAE Systems PLC sponsored ADR                              2,435,400
    120,000 Rolls-Royce PLC sponsored ADR (6)*                         1,470,000
                                                                      $3,905,400

ELECTRIC COMPANIES
    109,000 Scottish Power PLC ADR                                     2,332,600
                                                                      $2,332,600

FOOD & BEVERAGES
     80,155 Cadbury Schweppes PLC                      sponsored ADR (6)
2,419,078
     55,200 Diageo PLC sponsored ADR                                   2,851,080
                                                                      $5,270,158

FOREIGN BANKS
     91,000 Abbey National PLC sponsored ADR                           2,124,850
     60,000 HSBC Holdings PLC                          sponsored ADR (6)
3,492,000
                                                                      $5,616,850

OIL & GAS
     42,000 BP Amoco PLC sponsored ADR                                 2,120,580
     68,000 Shell Transport & Trading Co                         PLC ADR
3,060,680
                                                                      $5,181,260

PHARMACEUTICALS
     70,000 Glaxosmithkline PLC ADR (6)                                3,019,800
                                                                      $3,019,800

RETAIL
    120,000 Kingfisher PLC (6)                                         1,140,000
     38,938 Marks & Spencer PLC sponsored ADR*                         1,312,211
                                                                      $2,452,211

TELEPHONE & TELECOMMUNICATIONS
     50,000 BT Group PLC sponsored ADR*                                1,906,000
                                                                      $1,906,000

TOTAL UNITED KINGDOM       --- 23.5%                                 $29,684,279

TOTAL COMMON STOCK --- 99.1%                                        $125,240,098
(Cost $138,996,935)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 0.9%

AGENCY
  1,149,000 Freddie Mac                                                1,148,879
                                                                      $1,148,879

TOTAL UNITED STATES        --- 0.9%                                   $1,148,879

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                 $1,148,879
(Cost $1,148,879)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                              $126,388,977
(Cost $140,145,814)


The Maxim Series Fund

Index European Portfolio

COMMON STOCK

AUSTRIA              --- 0.2%

BUILDING MATERIALS
        953 Wienerberger Baustoffindustrie                                16,706
                                                                         $16,706

ELECTRIC COMPANIES
        308 EVN AG                                                        14,418
        124 Oest Elektrizatswirts Class A                                 10,772
                                                                         $25,190

FOREIGN BANKS
        954 Erste Bank der Oesterreichischen Sparkassen  AG               68,166
        954 Erste Bank der Oesterreichischen Sparkassen  AG (rights) @*
0
                                                                         $68,166

GOLD, METALS & MINING
        881 Voest-Alpine Stahl AG                                         28,800
                                                                         $28,800

INSURANCE RELATED
        541 UNIQA Versicherungen AG*                                       4,039
                                                                          $4,039

OIL & GAS
        292 OMV AG                                                        28,694
                                                                         $28,694

TELEPHONE & TELECOMMUNICATIONS
      3,055 Telekom Austria AG*                                           24,499
                                                                         $24,499

TOTAL AUSTRIA              --- 0.2%                                     $196,094

BELGIUM              --- 1.6%

CHEMICALS
      1,036 Solvay SA                                                     74,588
                                                                         $74,588

ELECTRIC COMPANIES
        971 Electrabel SA                                                224,397
                                                                        $224,397

FOOD & BEVERAGES
      3,970 Interbrew                                                    113,977
                                                                        $113,977

FOREIGN BANKS
     20,727 Dexia                                                        320,765
     15,340 Fortis                                                       328,447
      2,189 KBC Bancassurance Holding NV                                  88,528
                                                                        $737,740

INVESTMENT BANK/BROKERAGE FIRM
      1,357 Almanij NV                                                    55,148
                                                                         $55,148

OIL & GAS
      1,713 Groupe Bruxelles Lambert                                      89,494
                                                                         $89,494

PHARMACEUTICALS
      2,716 UCB SA                                                        99,648
                                                                         $99,648

TOTAL BELGIUM              --- 1.6%                                   $1,394,992

DENMARK              --- 1.0%

FOOD & BEVERAGES
        308 Carlsberg A/S Class A                                         14,946
        407 Carlsberg A/S Class B                                         21,319
                                                                         $36,265

FOREIGN BANKS
     17,762 Danske Bank A/S                                              327,050
                                                                        $327,050

MANUFACTURING
      2,583 Vestas Wind Systems A/S                                       70,053
                                                                         $70,053

PHARMACEUTICALS
      1,754 H Lundbeck A/S                                                46,404
      5,741 Novo Nordisk A/S                                             190,046
                                                                        $236,450

TELEPHONE & TELECOMMUNICATIONS
      3,751 Tele Danmark A/S                                             103,725
                                                                        $103,725

TRANSPORTATION
          7 D/S 1912                                                      52,580
          4 Dampskibsselskabet Svendborg A/S Class B                      39,352
                                                                         $91,932

TOTAL DENMARK              --- 1.0%                                     $865,475

FINLAND              --- 2.1%

PAPER & FOREST PRODUCTS
     17,201 Stora Enso OYJ Class R                                       241,056
                                                                        $241,056

TELEPHONE & TELECOMMUNICATIONS
    113,861 Nokia OYJ                                                  1,666,496
                                                                      $1,666,496

TOTAL FINLAND              --- 2.1%                                   $1,907,552

FRANCE               --- 13.6%

COSMETICS & PERSONAL CARE
      8,128 L'Oreal SA                                                   634,150
                                                                        $634,150

ELECTRIC COMPANIES
     26,202 Vivendi Universal SA                                         566,191
                                                                        $566,191

ELECTRONICS - SEMICONDUCTOR
     16,025 STMicroelectronics NV                                        399,614
                                                                        $399,614

FOOD & BEVERAGES
      3,384 Groupe Danone                                                465,212
      8,841 LVMH (Louis Vuitton Moet Hennessy)                           445,300
                                                                        $910,512

FOREIGN BANKS
     21,303 BNP Paribas SA*                                            1,178,175
      6,851 Credit Agricole SA                                           152,236
     10,185 Societe Generale                                             670,916
                                                                      $2,001,327

INSURANCE RELATED
     41,724 AXA                                                          763,147
                                                                        $763,147

OIL & GAS
     16,933 Total Fina Elf                                             2,749,266
                                                                      $2,749,266

PHARMACEUTICALS
     19,107 Aventis SA                                                 1,353,928
      8,794 Sanofi-Synthelabo SA                                         534,993
                                                                      $1,888,921

RETAIL
     17,083 Carrefour SA                                                 924,540
      2,192 Pinault-Printemps-Redoute SA                                 259,995
                                                                      $1,184,535

TELEPHONE & TELECOMMUNICATIONS
     29,390 Alcatel                                                      204,340
      8,550 France Telecom SA*                                            79,627
     16,660 Orange SA*                                                    76,673
                                                                        $360,640

WATER
     24,427 Suez SA                                                      651,351
                                                                        $651,351

TOTAL FRANCE               --- 13.6%                                 $12,109,654

GERMANY              --- 10.8%

AUTOMOBILES
      7,455 Bayerische Motoren Werke AG                                  302,675
     24,126 DaimlerChrysler AG (registered)                            1,170,851
                                                                      $1,473,526

CHEMICALS
     14,045 BASF AG                                                      654,010
     17,578 Bayer AG                                                     563,333
                                                                      $1,217,343

COMPUTER SOFTWARE & SERVICES
      5,701 SAP AG                                                       558,808
                                                                        $558,808

ELECTRIC COMPANIES
      9,603 RWE AG                                                       380,305
                                                                        $380,305

FOREIGN BANKS
      9,361 Bayerische Hypo-Und Vereinsbank AG                           305,082
     14,952 Deutsche Bank AG (registered)                              1,039,568
                                                                      $1,344,650

INSURANCE RELATED
      4,793 Allianz AG                                                   967,778
      3,088 Muenchener Rueckver AG (registered)                          731,930
                                                                      $1,699,708

MANUFACTURING
     21,438 Siemans AG                                                 1,286,844
                                                                      $1,286,844

MISCELLANEOUS
     16,636 Veba AG                                                      965,246
                                                                        $965,246

TELEPHONE & TELECOMMUNICATIONS
     75,954 Deutsche Telekom AG (registered)                             712,616
                                                                        $712,616

TOTAL GERMANY              --- 10.8%                                  $9,639,046

GREECE               --- 0.7%

BUILDING MATERIALS
        780 Titan Cement Co SA*                                           30,551
                                                                         $30,551

ELECTRIC COMPANIES
      1,297 Public Power Corp                                             18,496
                                                                         $18,496

FOOD & BEVERAGES
      2,070 Coca Cola Hellenic Bottling Co SA                             35,040
                                                                         $35,040

FOREIGN BANKS
      1,434 Agricultural Bank of Greece*                                  11,047
      4,567 Alpha Bank SA                                                 65,400
      3,508 Bank of Piraues                                               25,291
      1,500 Commercial Bank of Greece                                     32,295
      5,553 EFG Eurobank                                                  77,875
      1,480 ETBA SA*                                                       5,700
      3,916 National Bank of Greece SA                                    83,305
                                                                        $300,913

GOLD, METALS & MINING
        250 Aluminum of Greece SA                                          6,928
                                                                          $6,928

MISCELLANEOUS
      2,873 Viohalco                                                      20,543
                                                                         $20,543

OIL & GAS
      2,928 Hellenic Petroleum SA                                         17,871
         61 Motor Oil (Hellas) Corinth                     Refineries SA
476
                                                                         $18,347

TELEPHONE & TELECOMMUNICATIONS
      1,910 Cosmote SA*                                                   19,165
      5,803 Hellenic Telecommunications Organization SA                   91,697
      1,880 Intracom SA                                                   17,007
      5,733 Panafon Hellenic Telecom SA                                   28,989
                                                                        $156,858

WATER
        910 Athens Water Supply & Sewage Co SA*                            4,763
                                                                          $4,763

TOTAL GREECE               --- 0.7%                                     $592,439

IRELAND              --- 1.0%

ENGINEERING & CONSTRUCTION
     12,770 CRH PLC                                                      213,768
                                                                        $213,768

FINANCIAL SERVICES
     24,843 Bank of Ireland                                              308,650
                                                                        $308,650

FOREIGN BANKS
     21,518 Allied Irish Banks PLC                                       283,491
                                                                        $283,491

HEALTH CARE RELATED
      9,372 Elan Corp PLC*                                                54,146
                                                                         $54,146

TOTAL IRELAND              --- 1.0%                                     $860,055

ITALY                --- 5.7%

BROADCAST/MEDIA
     13,663 Mediaset SpA                                                 105,790
                                                                        $105,790

ELECTRIC COMPANIES
     57,537 Enel SpA                                                     329,577
                                                                        $329,577

FOREIGN BANKS
    104,972 Banca Intesa SpA                                             320,341
     25,943 Istituto Bancario San Paolo di Tornio                        260,312
     92,291 UnCredito Italiano SpA                                       417,451
                                                                        $998,104

INSURANCE RELATED
     10,480 Alleanza Assicurazioni                                       100,602
     30,710 Assicurazioni Generali SpA                                   727,901
      8,904 Riunione Adriatica di Sicurta SpA                            119,505
                                                                        $948,008

MEDICAL PRODUCTS
      3,298 Luxottica Group SpA*                                          64,132
                                                                         $64,132

OIL & GAS
     72,149 Eni SpA                                                    1,147,195
                                                                      $1,147,195

PRINTING & PUBLISHING
    138,293 Seat Pagine Gialle SpA*                                      101,341
                                                                        $101,341

TELEPHONE & TELECOMMUNICATIONS
    154,417 Olivetti SpA*                                                164,702
    100,842 Telecom Italia Mobile SpA                                    413,305
     63,259 Telecom Italia SpA                                           495,423
     25,404 Telecom Italia SpA RNC                                       134,728
                                                                      $1,208,158

TRANSPORTATION
     20,960 Autostrade SpA                                               173,674
                                                                        $173,674

TOTAL ITALY                --- 5.7%                                   $5,075,979

NETHERLANDS          --- 8.4%

ELECTRONIC INSTRUMENTS & EQUIP
     31,631 Koninklijke Philips Electronics NV                           883,120
                                                                        $883,120

FOOD & BEVERAGES
     13,744 Unilever NV                                                  899,928
                                                                        $899,928

FOREIGN BANKS
     37,118 ABN AMRO Holding NV                                          674,136
                                                                        $674,136

INSURANCE RELATED
     25,645 Aegon NV                                                     534,653
     46,946 ING Groep NV                                               1,205,461
                                                                      $1,740,114

OIL & GAS
     50,434 Royal Dutch Petroleum Co                                   2,809,206
                                                                      $2,809,206

RETAIL
     22,107 Koninklijke Ahold NV                                         465,040
                                                                        $465,040

TOTAL NETHERLANDS          --- 8.4%                                   $7,471,544

NORWAY               --- 0.7%

FOOD & BEVERAGES
      5,091 Orkla ASA                                                     98,370
                                                                         $98,370

FOREIGN BANKS
      9,139 DNB Holding ASA                                               49,809
                                                                         $49,809

HOMEBUILDING
      3,185 Norske Skogindustrier ASA Rights                              59,419
                                                                         $59,419

INSURANCE RELATED
      5,993 Storebrand ASA*                                               36,257
                                                                         $36,257

MANUFACTURING
      4,764 Norsk Hydro ASA                                              227,271
                                                                        $227,271

OIL & GAS
      9,964 Statoil ASA                                                   88,961
                                                                         $88,961

TELEPHONE & TELECOMMUNICATIONS
     14,160 Telenor A/S                                                   50,192
                                                                         $50,192

TOTAL NORWAY               --- 0.7%                                     $610,279

PORTUGAL             --- 0.6%

ELECTRIC COMPANIES
     55,828 Electricidade de Portugal SA                                 108,066
                                                                        $108,066

ENGINEERING & CONSTRUCTION
     10,213 BRISA Auto-Estradas de Portugal SA                            57,492
                                                                         $57,492

FOREIGN BANKS
     40,849 Banco Comercial Portugues SA                                 141,602
      1,662 Banco Espirito Santo SA  Bonus Rights                         18,958
                                                                        $160,560

TELEPHONE & TELECOMMUNICATIONS
     29,810 Portugal Telecom SGPS SA                                     210,499
                                                                        $210,499

TOTAL PORTUGAL             --- 0.6%                                     $536,617

SPAIN                --- 4.2%

ELECTRIC COMPANIES
     25,235 Endesa SA                                                    366,604
     21,603 Iberdrola SA                                                 314,693
                                                                        $681,297

FOREIGN BANKS
     76,835 Banco Bilbao Vizcaya Argentaria SA                           868,852
    112,016 Banco Santander Central Hispano                              889,441
                                                                      $1,758,293

OIL & GAS
     29,541 Repsol YPF SA                                                348,346
                                                                        $348,346

TELEPHONE & TELECOMMUNICATIONS
    116,856 Telefonica SA*                                               980,959
                                                                        $980,959

TOTAL SPAIN                --- 4.2%                                   $3,768,895

SWEDEN               --- 2.8%

COMMUNICATIONS - EQUIPMENT
    177,800 Ericsson LM Class B*                                         268,911
                                                                        $268,911

FOREIGN BANKS
      9,821 ForeningsSparbanken AB                                       124,492
     71,211 Nordea AB                                                    387,416
     15,860 Skandinaviska Enskilda Banken                                166,530
     15,569 Svenska Handelsbanken AB Class A                             238,011
                                                                        $916,449

HEAVY TRUCKS & PARTS
      3,309 Volvo AB Class A                                              66,788
      7,098 Volvo AB Class B                                             147,127
                                                                        $213,915

HOUSEHOLD GOODS
      7,738 Electrolux AB Series B                                       156,183
                                                                        $156,183

INSURANCE RELATED
     25,313 Skandia Forsakrings AB                                       115,128
                                                                        $115,128

INVESTMENT BANK/BROKERAGE FIRM
      7,715 Investor AB Class A                                           69,255
     10,337 Investor AB Class B                                           90,542
                                                                        $159,797

MANUFACTURING
      6,052 Sandvik AB                                                   151,127
                                                                        $151,127

RETAIL
     13,046 Hennes & Mauritz AB Class B                                  261,190
                                                                        $261,190

SPECIALIZED SERVICES
      8,074 Securitas AB                                                 166,039
                                                                        $166,039

TELEPHONE & TELECOMMUNICATIONS
     22,380 Telia AB                                                      62,339
                                                                         $62,339

TOTAL SWEDEN               --- 2.8%                                   $2,471,078

SWITZERLAND          --- 11.2%

FOOD & BEVERAGES
      9,468 Nestle SA                                                  2,207,482
                                                                      $2,207,482

FOREIGN BANKS
     28,790 Credit Suisse Group*                                         914,014
     30,753 UBS AG*                                                    1,546,638
                                                                      $2,460,652

INSURANCE RELATED
      7,663 Swiss Re                                                     749,154
                                                                        $749,154

PHARMACEUTICALS
     69,258 Novartis AG                                                3,045,714
     16,867 Roche Holding AG                                           1,274,970
      1,900 Roche Holding AG Bearer                                      216,388
                                                                      $4,537,072

TOTAL SWITZERLAND          --- 11.2%                                  $9,954,360

UNITED KINGDOM       --- 35.4%

AEROSPACE & DEFENSE
     73,125 BAE Systems PLC                                              373,963
                                                                        $373,963

BROADCAST/MEDIA
     34,177 British Sky Broadcasting Group PLC*                          327,944
     33,571 Reuters Group PLC                                            177,824
                                                                        $505,768

ELECTRIC COMPANIES
     42,424 National Grid Group PLC*                                     300,701
                                                                        $300,701

FINANCIAL SERVICES
     35,288 Anglo American PLC                                           585,230
                                                                        $585,230

FOOD & BEVERAGES
     49,447 Cadbury Schweppes PLC                                        371,019
     78,909 Diageo PLC                                                 1,023,591
     70,181 Unilever PLC                                                 642,396
                                                                      $2,037,006

FOREIGN BANKS
     34,767 Abbey National PLC                                           409,389
    159,251 Barclays PLC                                               1,339,960
     90,781 HBOS PLC                                                     981,788
    226,485 HSBC Holdings PLC                                          2,603,042
    133,689 Lloyds TSB Group PLC                                       1,329,678
     69,357 Royal Bank of Scotland Group PLC                           1,966,408
     26,920 Standard Chartered PLC                                       287,649
                                                                      $8,917,914

GOLD, METALS & MINING
     25,596 Rio Tinto PLC                                                468,582
                                                                        $468,582

INSURANCE RELATED
     54,146 CGNU PLC                                                     435,783
    121,922 Legal & General Group PLC                                    242,993
     47,669 Prudential PLC                                               435,608
                                                                      $1,114,384

MANUFACTURING
     55,994 Billiton PLC                                                 304,279
                                                                        $304,279

OIL & GAS
    542,522 BP Amoco PLC                                               4,552,449
    233,804 Shell Transport & Trading Co PLC                           1,765,900
                                                                      $6,318,349

PHARMACEUTICALS
     41,981 AstraZeneca Group PLC                                      1,734,813
    146,239 Glaxosmithkline PLC                                        3,163,123
                                                                      $4,897,936

RETAIL
     55,823 Marks & Spencer PLC*                                         316,964
    168,540 Tesco PLC                                                    613,362
                                                                        $930,326

SPECIALIZED SERVICES
     52,849 Compass Group PLC                                            319,814
     27,859 WPP Group PLC                                                235,259
                                                                        $555,073

TELEPHONE & TELECOMMUNICATIONS
    208,765 BT Group PLC*                                                801,120
  1,630,023 Vodafone AirTouch PLC                                      2,236,180
                                                                      $3,037,300

TOBACCO
     39,265 British American Tobacco PLC                                 420,458
                                                                        $420,458

UTILITIES
     84,271 BG Group PLC                                                 366,095
    100,603 Centrica PLC                                                 310,532
                                                                        $676,627

TOTAL UNITED KINGDOM       --- 35.4%                                 $31,443,896

TOTAL COMMON STOCK --- 100.0%                                        $88,897,955
(Cost $108,696,094)

TOTAL INDEX EUROPEAN PORTFOLIO --- 100.0%                            $88,897,955
(Cost $108,696,094)


The Maxim Series Fund

Index Pacific Portfolio

COMMON STOCK

AUSTRALIA            --- 12.4%

BROADCAST/MEDIA
     93,077 News Corp Ltd                                                505,813
                                                                        $505,813

BUILDING MATERIALS
     21,969 Wesfarmers Ltd                                               335,468
                                                                        $335,468

FOOD & BEVERAGES
    122,016 Foster's Brewing Group Ltd                                   323,319
                                                                        $323,319

FOREIGN BANKS
     88,444 Australia & New Zealand Banking Group Ltd                    957,796
     73,871 Commonwealth Bank of Australia                             1,365,646
     92,000 National Australia Bank Ltd                                1,828,368
    104,120 Westpac Banking Corp Ltd                                     949,276
                                                                      $5,101,086

GOLD, METALS & MINING
    220,789 BHP Ltd                                                    1,276,695
     22,167 Rio Tinto Ltd                                                417,141
     65,993 WMC Ltd                                                      336,771
                                                                      $2,030,607

INSURANCE RELATED
     66,992 AMP Ltd                                                      586,705
                                                                        $586,705

MISCELLANEOUS
     56,987 Brambles Industries Ltd                                      302,009
                                                                        $302,009

OIL & GAS
     29,656 Woodside Petroleum Ltd                                       225,925
                                                                        $225,925

REAL ESTATE
     33,217 Westfield Holdings Ltd                                       278,974
                                                                        $278,974

RETAIL
     70,024 Coles Myer Ltd                                               260,635
     62,106 Woolworths Ltd                                               458,492
                                                                        $719,127

TELEPHONE & TELECOMMUNICATIONS
    133,824 Telstra Corp Ltd                                             350,100
                                                                        $350,100

TOTAL AUSTRALIA            --- 12.4%                                 $10,759,133

HONG KONG            --- 7.9%

COMPUTER SOFTWARE & SERVICES
    678,010 Pacific Century CyberWorks Ltd*                              159,941
                                                                        $159,941

ELECTRIC COMPANIES
    108,300 CLP Holdings Ltd                                             430,423
     95,000 Hongkong Electric Holdings Ltd                               355,032
                                                                        $785,455

FOREIGN BANKS
     45,400 Hang Seng Bank Ltd                                           486,013
                                                                        $486,013

INVESTMENT BANK/BROKERAGE FIRM
     42,000 Henderson Land Development Co Ltd                            174,462
                                                                        $174,462

MISCELLANEOUS
    190,700 Hutchison Whampoa Ltd                                      1,424,138
                                                                      $1,424,138

OIL & GAS
    146,500 CNOOC Ltd                                                    196,272
                                                                        $196,272

RAILROADS
     90,000 MTR Corp Ltd                                                 116,538
                                                                        $116,538

REAL ESTATE
    104,000 Cheung Kong Holdings Ltd                                     866,667
    107,157 Sun Hung Kai Properties Ltd                                  813,981
                                                                      $1,680,648

SPECIALIZED SERVICES
     56,000 Swire Pacific Ltd Series A                                   286,462
     72,500 Swire Pacific Ltd Series B                                    53,446
                                                                        $339,908

TELEPHONE & TELECOMMUNICATIONS
    336,000 China Mobile Ltd*                                            995,077
    224,000 China Unicom Ltd*                                            172,308
                                                                      $1,167,385

UTILITIES
    256,700 Hong Kong and China Gas Co Ltd                               340,621
                                                                        $340,621

TOTAL HONG KONG            --- 7.9%                                   $6,871,381

JAPAN                --- 69.6%

AUTO PARTS & EQUIPMENT
     39,000 Bridgestone Corp                                             536,876
     25,800 DENSO Corp                                                   403,165
                                                                        $940,041

AUTOMOBILES
     43,400 Honda Motor Co Ltd                                         1,759,753
    135,000 Nissan Motor Co Ltd                                          934,841
    160,700 Toyota Motor Corp                                          4,263,532
                                                                      $6,958,126

BROADCAST/MEDIA
        320 Nippon Television Network Corp                                71,390
                                                                         $71,390

BUILDING MATERIALS
     53,000 Asahi Glass Co Ltd                                           339,154
                                                                        $339,154

CHEMICALS
     18,900 Shin-Etsu Chemical Co Ltd                                    812,072
     74,000 Sumitomo Chemical Co                                         336,476
                                                                      $1,148,548

COMPUTER HARDWARE & SYSTEMS
     90,000 Fujitsu Ltd                                                  627,732
      6,000 TDK Corp                                                     283,331
                                                                        $911,063

COMPUTER SOFTWARE & SERVICES
      1,600 Oracle Corp Japan                                             68,213
     10,049 Softbank Corp                                                139,509
                                                                        $207,722

COSMETICS & PERSONAL CARE
     27,000 Kao Corp                                                     621,725
                                                                        $621,725

DISTRIBUTORS
     70,000 Mitsubishi Corp                                              506,341
     71,000 Mitsui & Co Ltd                                              475,071
     48,000 Sumitomo Corp                                                290,739
                                                                      $1,272,151

ELECTRIC COMPANIES
     32,900 Chubu Electric Power Co Inc                                  577,795
     16,600 Chugoku Electric Power Co Ltd                                233,641
     42,900 Kansai Electric Power Co Inc                                 678,254
     21,200 Kyushu Electric Power Co                                     314,126
     22,400 Tohoku Electric Power                                        313,966
     60,300 Tokyo Electric Power Co Inc                                1,240,109
                                                                      $3,357,891

ELECTRONIC INSTRUMENTS & EQUIP
      4,500 Advantest Corp                                               280,077
      7,200 Fanuc Ltd                                                    361,622
    149,000 Hitachi Ltd                                                  963,416
      1,920 Keyence Corp                                                 406,715
     11,300 Kyocera Corp                                                 824,921
     96,000 Matsushita Electric Industrial Co Ltd                      1,309,528
     96,000 Mitsubishi Electric Corp*                                    430,903
     14,500 Murata Manufacturing Co Ltd                                  931,503
     74,000 NEC Corp                                                     514,901
     84,000 Sanyo Electric Co Ltd                                        366,528
     10,500 Secom Co Ltd                                                 515,101
     50,000 Sharp Corp                                                   634,907
     54,620 Sony Corp                                                  2,884,570
     34,000 Sumitomo Electric Industries Ltd                             235,725
    144,000 Toshiba Corp                                                 586,284
                                                                     $11,246,701

ELECTRONICS - SEMICONDUCTOR
      7,100 Rohm Co Ltd                                                1,059,728
      7,800 Tokyo Electron Ltd                                           508,243
                                                                      $1,567,971

FINANCIAL SERVICES
      2,250 Aiful Corp                                                   147,547
      5,100 Orix Corp                                                    411,455
      3,800 Promise Co Ltd                                               191,490
      3,500 Takefuji Corp                                                243,242
                                                                        $993,734

FOOD & BEVERAGES
     29,000 Ajinomoto Co                                                 311,146
     45,000 Kirin Brewery Co Ltd                                         315,368
                                                                        $626,514

FOREIGN BANKS
        170 Mitsubishi Tokyo Financial Group                           1,146,004
        224 Mizuho Holdings Inc                                          497,113
    254,200 Sumitomo Mitsui Banking Corp                               1,240,672
     43,000 Sumitomo Trust & Banking Co Ltd                              206,641
        112 UFJ Holdings Inc*                                            270,983
                                                                      $3,361,413

GOLD, METALS & MINING
    304,000 Nippon Steel Corp                                            474,287
                                                                        $474,287

HARDWARE & TOOLS
     21,000 Matsushita Electric Works                                    150,676
                                                                        $150,676

HEALTH CARE RELATED
     13,000 Daiichi Pharmaceutical Co Ltd                                237,527
     14,000 Eisai  Ltd                                                   359,753
                                                                        $597,280

INSURANCE RELATED
         83 Millea Holdings Inc*                                         681,395
     89,000 Mitsui Marine & Fire Insurance Co Ltd                        478,934
                                                                      $1,160,329

INVESTMENT BANK/BROKERAGE FIRM
     79,000 Daiwa Securities Group Inc                                   512,122
     83,000 Nikko Securities Co Ltd                                      418,947
    117,000 Nomura Securities Co Ltd                                   1,718,004
     25,000 Yamaichi Securities Co Ltd @*                                      0
                                                                      $2,649,073

LEISURE & ENTERTAINMENT
      2,400 Oriental Land Co Ltd                                         171,600
                                                                        $171,600

MACHINERY
      3,200 SMC Corp                                                     378,308
                                                                        $378,308

MANUFACTURING
    201,000 Mitsubishi Heavy Industries Ltd                              608,735
                                                                        $608,735

MEDICAL PRODUCTS
      5,200 Hoya Corp                                                    378,308
                                                                        $378,308

OFFICE EQUIPMENT & SUPPLIES
     40,000 Canon Inc                                                  1,511,764
     33,000 Ricoh Co Ltd                                                 571,292
                                                                      $2,083,056

PAPER & FOREST PRODUCTS
         48 Nippon Unipac Holding                                        297,147
                                                                        $297,147

PERSONAL LOANS
      4,350 ACOM Co Ltd                                                  297,234
                                                                        $297,234

PHARMACEUTICALS
     15,000 Fujisawa Pharmaceutical Co Ltd                               359,169
     21,000 Sankyo Co Ltd                                                285,583
     16,000 Shionogi & Co Ltd                                            204,105
     10,000 Taisho Pharmaceutical Co Ltd                                 154,013
     40,000 Takeda Chemical Industries Ltd                             1,755,381
     21,400 Yamanouchi Pharmaceutical Co Ltd                             555,264
                                                                      $3,313,515

PHOTOGRAPHY/IMAGING
     23,000 Fuji Photo Film Co Ltd                                       742,616
                                                                        $742,616

PRINTING & PUBLISHING
     34,000 Dai Nippon Printing Co Ltd                                   451,310
     32,000 Toppan Printing Co Ltd                                       332,655
                                                                        $783,965

RAILROADS
         53 Central Japan Railway Co                                     322,793
        178 East Japan Railway Co                                        833,122
     76,000 Kinki Nippon Railway Co Ltd                                  247,923
         59 West Japan Railway Co                                        238,245
                                                                      $1,642,083

REAL ESTATE
     58,000 Mitsubishi Estate Co Ltd                                     474,220
     49,000 Mitsui Fudosan Co Ltd                                        433,339
     32,000 Sekisui House Ltd                                            235,208
                                                                      $1,142,767

RETAIL
     19,000 Ito-Yokado Co Ltd                                            951,110
     14,800 Jusco Co                                                     395,128
     68,000 Nippon Oil Co                                                351,744
     20,000 Seven - Eleven Japan Co Ltd                                  787,586
                                                                      $2,485,568

TELEPHONE & TELECOMMUNICATIONS
         76 Japan Telecom Co Ltd                                         217,487
        189 KDDI Corp                                                    583,431
      4,500 Matsushita Communication Industrial Co Ltd                   173,452
         67 NTT Data Corp                                                268,313
      1,192 NTT DoCoMo Inc                                             2,933,756
        192 Nippon Telegraph & Telephone Corp                            789,721
                                                                      $4,966,160

TOBACCO
         36 Japan Tobacco Inc                                            241,482
                                                                        $241,482

TOYS
      6,400 Nintendo Co Ltd                                              942,433
                                                                        $942,433

TRANSPORTATION
     25,000 Suzuki Motor Ltd                                             308,485
     21,000 Yamato Transport Co Ltd                                      382,822
                                                                        $691,307

UTILITIES
    106,000 Osaka Gas Co                                                 252,044
    126,000 Tokyo Gas Co                                                 350,058
                                                                        $602,102

TOTAL JAPAN                --- 69.6%                                 $60,424,175

KOREA                --- 6.1%

AUTOMOBILES
      9,750 Hyundai Motor Co Ltd                                         292,986
                                                                        $292,986

ELECTRIC COMPANIES
     11,180 Korea Electric Power Corp                                    204,455
                                                                        $204,455

ELECTRONIC INSTRUMENTS & EQUIP
      8,990 Samsung Electronics Co Ltd                                 2,458,611
                                                                      $2,458,611

ENGINEERING & CONSTRUCTION
     25,760 Hyundai Engineering & Construction Co Ltd*                    53,640
                                                                         $53,640

FOREIGN BANKS
     18,865 Kookmin Bank                                                 915,807
                                                                        $915,807

GOLD, METALS & MINING
      1,670 Pohang Iron & Steel Co Ltd                                   185,324
                                                                        $185,324

TELEPHONE & TELECOMMUNICATIONS
      8,190 KT Freetel*                                                  269,596
     16,797 Korea Telecom Corp                                           363,655
      2,620 SK Telecom Co Ltd                                            586,941
                                                                      $1,220,192

TOTAL KOREA                --- 6.1%                                   $5,331,015

NEW ZEALAND          --- 0.6%

AIRLINES
     18,906 Auckland International Airport Ltd                            40,863
                                                                         $40,863

BROADCAST/MEDIA
      8,554 Sky Network Television Ltd*                                   18,073
                                                                         $18,073

BUILDING MATERIALS
     22,327 Fletcher Building Ltd                                         29,822
                                                                         $29,822

ELECTRIC COMPANIES
     19,047 Contact Energy Ltd                                            36,912
      2,063 United Networks Ltd                                            8,667
                                                                         $45,579

HOTELS/MOTELS
     13,268 Sky City Entertainment Group Ltd                              39,954
                                                                         $39,954

PAPER & FOREST PRODUCTS
     54,921 Carter Holt Harvey Ltd                                        52,817
                                                                         $52,817

PRINTING & PUBLISHING
     12,176 Independent Newspapers Ltd                                    22,177
                                                                         $22,177

RETAIL
      9,638 Warehouse Group Ltd                                           34,641
                                                                         $34,641

TELEPHONE & TELECOMMUNICATIONS
    111,148 Telecom Corp of New Zealand Ltd                              266,144
                                                                        $266,144

TOTAL NEW ZEALAND          --- 0.6%                                     $550,070

SINGAPORE            --- 2.8%

AIRLINES
     37,000 Singapore Airlines Ltd                                       270,149
                                                                        $270,149

ELECTRONICS - SEMICONDUCTOR
     35,000 Chartered Semiconductor Manufacturing Ltd*                    71,315
                                                                         $71,315

ENGINEERING & CONSTRUCTION
     89,000 Singapore Technologies                       Engineering Ltd
97,221
                                                                         $97,221

FOREIGN BANKS
     66,000 DBS Group Holdings Ltd                                       463,210
     58,000 Oversea-Chinese Banking Corp Ltd                             384,084
     70,000 United Overseas Bank Ltd                                     503,170
                                                                      $1,350,464

PRINTING & PUBLISHING
     22,000 Singapore Press Holdings Ltd                                 247,793
                                                                        $247,793

REAL ESTATE
     60,000 Capitaland Ltd                                                51,958
     37,000 City Developments Ltd                                        119,368
                                                                        $171,326

TELEPHONE & TELECOMMUNICATIONS
    318,000 Singapore Telecommunications Ltd                             246,581
                                                                        $246,581

TOTAL SINGAPORE            --- 2.8%                                   $2,454,849

THAILAND             --- 0.0%

TELEPHONE & TELECOMMUNICATIONS
     17,905 TelecomAsia Corp Public Co Ltd (rights) @*                         0
                                                                              $0

TOTAL THAILAND             --- 0.0%                                          $00

TOTAL COMMON STOCK --- 99.5%                                         $86,390,623
(Cost $103,028,191)

PREFERRED STOCK

AUSTRALIA            --- 0.5%

BROADCAST/MEDIA
     95,071 News Corp Ltd (vtg)                                          436,590
                                                                        $436,590

TOTAL AUSTRALIA            --- 0.5%                                     $436,590

TOTAL PREFERRED STOCK --- 0.5%                                          $436,590
(Cost $659,664)

TOTAL INDEX PACIFIC PORTFOLIO --- 100.0%                             $86,827,213
(Cost $103,687,855)


The Maxim Series Fund

Templeton (R) International Equity Portfolio

BONDS

FRANCE               --- 0.4%

INSURANCE RELATED
    483,450 AXA SA #                                                     436,728
            Convertible
            2.500% January 1, 2014
                                                                        $436,728

TOTAL FRANCE               --- 0.4%                                     $436,728

TOTAL BONDS --- 0.4%                                                    $436,728
(Cost $546,879)

COMMON STOCK

AUSTRALIA            --- 2.3%

BROADCAST/MEDIA
    423,000 APN News & Media Ltd                                         866,774
                                                                        $866,774

FOREIGN BANKS
    118,910 Australia & New Zealand Banking Group Ltd                  1,287,725
                                                                      $1,287,725

HEALTH CARE RELATED
    236,560 Mayne Nickless Ltd                                           549,812
                                                                        $549,812

TOTAL AUSTRALIA            --- 2.3%                                   $2,704,311

BERMUDA              --- 2.4%

INSURANCE RELATED
     53,330 ACE Ltd                                                    1,685,228
     14,000 XL Capital Ltd Class A                                     1,185,800
                                                                      $2,871,028

TOTAL BERMUDA              --- 2.4%                                   $2,871,028

BRAZIL               --- 0.7%

OIL & GAS
     45,830 Petroleo Brasileiro SA ADR                                   797,442
                                                                        $797,442

TOTAL BRAZIL               --- 0.7%                                     $797,442

CANADA               --- 2.7%

BROADCAST/MEDIA
     95,720 Nortel Networks Corp*                                        138,460
                                                                        $138,460

ELECTRONIC INSTRUMENTS & EQUIP
     28,130 Celestica Inc*                                               633,105
                                                                        $633,105

TELEPHONE & TELECOMMUNICATIONS
     80,500 BCE Inc*                                                   1,396,801
                                                                      $1,396,801

UTILITIES
     67,070 TransCanada PipeLines Ltd                                  1,014,274
                                                                      $1,014,274

TOTAL CANADA               --- 2.7%                                   $3,182,640

FINLAND              --- 2.2%

PAPER & FOREST PRODUCTS
    189,760 Stora Enso OYJ Class R                                     2,659,305
                                                                      $2,659,305

TOTAL FINLAND              --- 2.2%                                   $2,659,305

FRANCE               --- 9.2%

AUTO PARTS & EQUIPMENT
     58,040 Compagnie Generale des Etablissements Michelin Class B     2,351,852
     35,550 Valeo SA*                                                  1,478,096
                                                                      $3,829,948

DISTRIBUTORS
     11,070 Galeries Lafayette SA                                      1,398,296
                                                                      $1,398,296

INSURANCE RELATED
     51,730 AXA                                                          946,160
                                                                        $946,160

MACHINERY
     60,778 Alstom                                                       642,857
                                                                        $642,857

OIL & GAS
      8,242 Total Fina Elf                                             1,338,183
                                                                      $1,338,183

PHARMACEUTICALS
     35,003 Aventis SA                                                 2,480,323
                                                                      $2,480,323

TELEPHONE & TELECOMMUNICATIONS
     41,270 Alcatel                                                      286,938
                                                                        $286,938

TOTAL FRANCE               --- 9.2%                                  $10,922,705

GERMANY              --- 7.5%

AUTOMOBILES
     24,100 Volkswagen AG                                              1,161,497
                                                                      $1,161,497

CHEMICALS
     51,490 Bayer AG                                                   1,650,132
                                                                      $1,650,132

FOREIGN BANKS
     17,240 Deutsche Bank AG (registered)                              1,198,646
                                                                      $1,198,646

HEALTH CARE RELATED
     17,600 Merck KGAA                                                   476,260
                                                                        $476,260

INSURANCE RELATED
      5,410 Muenchener Rueckver AG (registered)                        1,282,300
                                                                      $1,282,300

MISCELLANEOUS
     34,828 Veba AG                                                    2,020,773
                                                                      $2,020,773

TRANSPORTATION
     87,240 Deutsche Post AG                                           1,127,811
                                                                      $1,127,811

TOTAL GERMANY              --- 7.5%                                   $8,917,419

HONG KONG            --- 4.7%

ELECTRIC COMPANIES
    210,400 CLP Holdings Ltd                                             836,205
                                                                        $836,205

FOREIGN BANKS
    121,661 HSBC Holdings PLC                                          1,395,982
                                                                      $1,395,982

INVESTMENT BANK/BROKERAGE FIRM
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MISCELLANEOUS
    163,255 Hutchison Whampoa Ltd                                      1,219,180
                                                                      $1,219,180

REAL ESTATE
    255,000 Cheung Kong Holdings Ltd                                   2,125,000
                                                                      $2,125,000

TOTAL HONG KONG            --- 4.7%                                   $5,576,367

IRELAND              --- 0.4%

HEALTH CARE RELATED
     83,700 Elan Corp PLC sponsored ADR*                                 457,839
                                                                        $457,839

TOTAL IRELAND              --- 0.4%                                     $457,839

ITALY                --- 4.9%

FOREIGN BANKS
    121,460 Istituto Bancario San Paolo di Tornio                      1,218,732
                                                                      $1,218,732

INSURANCE RELATED
     94,420 Riunione Adriatica di Sicurta SpA                          1,267,257
                                                                      $1,267,257

OIL & GAS
    138,990 Eni SpA                                                    2,209,991
                                                                      $2,209,991

TELEPHONE & TELECOMMUNICATIONS
    209,580 Telecom Italia SpA RNC                                     1,111,489
                                                                      $1,111,489

TOTAL ITALY                --- 4.9%                                   $5,807,469

JAPAN                --- 8.2%

COMPUTER HARDWARE & SYSTEMS
     76,000 Fujitsu Ltd                                                  530,085
                                                                        $530,085

ELECTRONIC INSTRUMENTS & EQUIP
    169,000 Hitachi Ltd                                                1,092,733
    163,000 NEC Corp                                                   1,134,173
     18,600 Sony Corp                                                    982,296
    353,000 Toshiba Corp                                               1,437,210
                                                                      $4,646,412

INSURANCE RELATED
     20,000 Yasuda Fire & Marine Insurance                               122,476
                                                                        $122,476

MACHINERY
    336,000 Komatsu Ltd                                                1,202,603
                                                                      $1,202,603

TELEPHONE & TELECOMMUNICATIONS
        204 Nippon Telegraph & Telephone Corp                            839,079
                                                                        $839,079

TRANSPORTATION
    231,000 Nippon Express Co Ltd                                      1,223,803
                                                                      $1,223,803

WATER
     98,000 Kurita Water Industries Ltd                                1,205,990
                                                                      $1,205,990

TOTAL JAPAN                --- 8.2%                                   $9,770,448

KOREA                --- 3.6%

ELECTRIC COMPANIES
     90,630 Korea Electric Power Corp                      sponsored ADR
948,896
                                                                        $948,896

ELECTRONIC INSTRUMENTS & EQUIP
     14,840 Samsung Electronics                                        2,028,628
                                                                      $2,028,628

TELEPHONE & TELECOMMUNICATIONS
     57,540 KT Corp*                                                   1,245,741
                                                                      $1,245,741

TOTAL KOREA                --- 3.6%                                   $4,223,265

MEXICO               --- 2.1%

AIRLINES
     66,790 Grupo Aeroportuario del Sureste                     SA de CV
861,591
                                                                        $861,591

TELEPHONE & TELECOMMUNICATIONS
     52,230 Telefonos de Mexico SA sponsored ADR Class L               1,675,538
                                                                      $1,675,538

TOTAL MEXICO               --- 2.1%                                   $2,537,129

NETHERLANDS          --- 6.7%

AIR FREIGHT
     66,963 TNT Post Group NV                                          1,512,454
                                                                      $1,512,454

CHEMICALS
     25,420 Akzo Nobel NV                                              1,106,870
                                                                      $1,106,870

ELECTRONIC INSTRUMENTS & EQUIP
     61,712 Koninklijke Philips Electronics NV                         1,722,965
                                                                      $1,722,965

INSURANCE RELATED
     67,420 ING Groep NV                                               1,731,184
                                                                      $1,731,184

OIL & GAS
     17,300 IHC Caland NV                                              1,034,526
      7,600 IHC Caland NV (rights) @*                                          0
                                                                      $1,034,526

PRINTING & PUBLISHING
     46,840 Wolters Kluwer NV                                            889,102
                                                                        $889,102

TOTAL NETHERLANDS          --- 6.7%                                   $7,997,101

NEW ZEALAND          --- 2.2%

PAPER & FOREST PRODUCTS
  1,340,120 Carter Holt Harvey Ltd                                     1,288,775
                                                                      $1,288,775

TELEPHONE & TELECOMMUNICATIONS
    551,460 Telecom Corp of New Zealand Ltd                            1,320,472
                                                                      $1,320,472

TOTAL NEW ZEALAND          --- 2.2%                                   $2,609,247

PORTUGAL             --- 0.6%

TELEPHONE & TELECOMMUNICATIONS
     96,560 Portugal Telecom SGPS SA                                     681,843
                                                                        $681,843

TOTAL PORTUGAL             --- 0.6%                                     $681,843

SINGAPORE            --- 1.2%

FOREIGN BANKS
    198,000 DBS Group Holdings Ltd                                     1,389,631
                                                                      $1,389,631

TOTAL SINGAPORE            --- 1.2%                                   $1,389,631

SPAIN                --- 4.7%

ELECTRIC COMPANIES
    117,310 Iberdrola SA                                               1,708,867
                                                                      $1,708,867

FOREIGN BANKS
     31,100 Banco Popular Espanol SA                                   1,375,082
                                                                      $1,375,082

OIL & GAS
    111,290 Repsol YPF SA                                              1,312,325
                                                                      $1,312,325

TELEPHONE & TELECOMMUNICATIONS
     48,930 Telefonica SA*                                             1,215,911
                                                                      $1,215,911

TOTAL SPAIN                --- 4.7%                                   $5,612,185

SWEDEN               --- 3.1%

FINANCIAL SERVICES
    259,200 Nordea AB                                                  1,412,835
                                                                      $1,412,835

FOREIGN BANKS
     82,300 Svenska Handelsbanken AB Class A                           1,258,163
                                                                      $1,258,163

HEAVY TRUCKS & PARTS
     47,680 Volvo AB Class B                                             988,307
                                                                        $988,307

TOTAL SWEDEN               --- 3.1%                                   $3,659,305

SWITZERLAND          --- 2.1%

INSURANCE RELATED
     25,810 Swiss Re                                                   2,523,252
                                                                      $2,523,252

TOTAL SWITZERLAND          --- 2.1%                                   $2,523,252

UNITED KINGDOM       --- 19.2%

AEROSPACE & DEFENSE
    395,860 BAE Systems PLC                                            2,024,439
    507,460 Rolls-Royce PLC                                            1,255,038
                                                                      $3,279,477

AIRLINES
    178,584 British Airways PLC*                                         508,363
                                                                        $508,363

CHEMICALS
    347,619 Imperial Chemical Industries PLC                           1,692,953
                                                                      $1,692,953

ELECTRIC COMPANIES
    249,550 International Power PLC*                                     639,054
                                                                        $639,054

ELECTRONIC INSTRUMENTS & EQUIP
    587,600 Chubb PLC                                                  1,415,172
                                                                      $1,415,172

ENGINEERING & CONSTRUCTION
    156,596 Hanson PLC                                                 1,114,726
                                                                      $1,114,726

FOOD & BEVERAGES
    245,770 Unilever PLC                                               2,249,636
                                                                      $2,249,636

FOREIGN BANKS
    127,180 Lloyds TSB Group PLC                                       1,264,940
                                                                      $1,264,940

INSURANCE RELATED
    227,520 Old Mutual PLC                                               323,399
                                                                        $323,399

MANUFACTURING
    300,510 Billiton PLC                                               1,633,010
    201,190 Nycomed Amersham PLC                                       1,782,862
                                                                      $3,415,872

MEDICAL PRODUCTS
     25,500 Shire Pharmaceuticals Group PLC*                             225,833
                                                                        $225,833

OIL & GAS
    165,780 Shell Transport & Trading Co PLC                           1,252,121
                                                                      $1,252,121

PRINTING & PUBLISHING
    131,500 United Business Media PLC*                                   866,927
                                                                        $866,927

RETAIL
    239,390 J Sainsbury PLC                                            1,298,139
    252,806 Marks & Spencer PLC*                                       1,435,437
                                                                      $2,733,576

TELEPHONE & TELECOMMUNICATIONS
    375,410 Cable & Wireless PLC                                         955,637
                                                                        $955,637

TRANSPORTATION
    829,650 Stagecoach Holdings PLC                                      799,882
                                                                        $799,882

TOTAL UNITED KINGDOM       --- 19.2%                                 $22,737,568

TOTAL COMMON STOCK --- 90.8%                                        $107,637,499
(Cost $113,597,192)

PREFERRED STOCK

AUSTRALIA            --- 0.6%

BROADCAST/MEDIA
    148,631 News Corp Ltd (vtg)                                          682,551
                                                                        $682,551

TOTAL AUSTRALIA            --- 0.6%                                     $682,551

TOTAL PREFERRED STOCK --- 0.6%                                          $682,551
(Cost $750,454)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 8.3%

AGENCY
    450,000 Fannie Mae                                                   449,178
    749,000 Fannie Mae                                                   747,524
    800,000 Federal Home Loan Bank                                       799,571
    800,000 Federal Home Loan Bank                                       798,967
    600,000 Freddie Mac                                                  599,512
  3,461,000 Freddie Mac                                                3,460,635
    679,000 Freddie Mac                                                  678,383
    850,000 Freddie Mac                                                  849,024
  1,409,000 Freddie Mac                                                1,406,844
                                                                      $9,789,638

TOTAL UNITED STATES        --- 8.3%                                   $9,789,638

TOTAL SHORT-TERM INVESTMENTS --- 8.3%                                 $9,789,638
(Cost $9,789,638)

TOTAL TEMPLETON (R) INTERNATIONAL EQUITY PORTFOLIO --- 100.0%       $118,546,416
(Cost $124,684,163)


The Maxim Series Fund

Ariel Mid-Cap Value Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.0%
      5,976 Orbital Sciences Corp (wts)*                                  25,996
                                                                         $25,996

COMPUTER SOFTWARE & SERVICES --- 3.5%
      3,099 Per-Se Technologies Inc (wts) @*                                   0
    155,100 SunGard Data Systems Inc*                                  4,107,048
                                                                      $4,107,048

ELECTRIC COMPANIES --- 2.7%
    113,600 Energizer Holdings Inc*                                    3,114,912
                                                                      $3,114,912

FINANCIAL SERVICES --- 4.0%
     56,900 Franklin Resources Inc                                     2,426,216
     68,900 T Rowe Price Group Inc                                     2,265,432
                                                                      $4,691,648

FOOD & BEVERAGES --- 2.5%
    111,700 McCormick & Co Inc (nonvtg)                                2,876,275
                                                                      $2,876,275

HOTELS/MOTELS --- 2.2%
     93,300 Carnival Corp                                              2,583,477
                                                                      $2,583,477

HOUSEHOLD GOODS --- 10.1%
     85,900 Black & Decker Corp                                        4,140,380
     67,700 Clorox Co                                                  2,799,395
     47,000 Fortune Brands Inc                                         2,629,180
     96,250 Leggett & Platt Inc                                        2,252,250
                                                                     $11,821,205

INSURANCE RELATED --- 7.9%
     91,000 MBIA Inc                                                   5,144,230
     48,800 XL Capital Ltd Class A                                     4,133,360
                                                                      $9,277,590

LEISURE & ENTERTAINMENT --- 2.9%
    204,825 Hasbro Inc                                                 2,777,427
     11,000 International Game Technology*                               623,700
                                                                      $3,401,127

MEDICAL PRODUCTS --- 5.0%
    165,700 Apogent Techologies Inc*                                   3,408,449
     71,400 Bausch & Lomb Inc                                          2,416,890
                                                                      $5,825,339

OFFICE EQUIPMENT & SUPPLIES --- 6.9%
     39,100 Avery Dennison Corp                                        2,453,525
    127,900 Herman Miller Inc                                          2,596,370
     75,900 Pitney Bowes Inc                                           3,014,748
                                                                      $8,064,643

PERSONAL LOANS --- 3.7%
    131,300 MBNA Corp                                                  4,342,091
                                                                      $4,342,091

PRINTING & PUBLISHING --- 7.4%
     82,500 Lee Enterprises Inc                                        2,887,500
     44,200 McClatchy Co Class A                                       2,855,320
     66,900 Tribune Co                                                 2,910,150
                                                                      $8,652,970

REAL ESTATE --- 4.1%
    147,725 Rouse Co REIT                                              4,864,584
                                                                      $4,864,584

RETAIL --- 7.2%
    106,500 Kroger Co*                                                 2,119,350
     71,900 Neiman Marcus Group Inc*                                   2,494,930
     52,800 Safeway Inc*                                               1,541,232
    134,200 Toys R Us Inc*                                             2,344,474
                                                                      $8,499,986

SPECIALIZED SERVICES --- 20.3%
    293,400 Cendant Corp*                                              4,659,192
     58,100 Certegy Inc*                                               2,154,929
     83,400 Dun & Bradstreet Corp*                                     2,756,370
    132,500 Equifax Inc                                                3,577,500
     59,100 H&R Block Inc                                              2,727,465
     84,900 Harte-Hanks Inc                                            1,744,695
    140,100 Interpublic Group of Cos Inc                               3,468,876
    198,500 ServiceMaster Co                                           2,723,420
                                                                     $23,812,447

TELEPHONE & TELECOMMUNICATIONS --- 3.3%
    132,100 CenturyTel Inc                                             3,896,950
                                                                      $3,896,950

TEXTILES --- 2.4%
     75,400 Jones Apparel Group Inc*                                   2,827,500
                                                                      $2,827,500

TOTAL COMMON STOCK --- 96.0%                                        $112,685,788
(Cost $103,894,763)

SHORT-TERM INVESTMENTS

AGENCY --- 4.0%
  4,654,000 Freddie Mac                                                4,653,509
                                                                      $4,653,509

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                 $4,653,509
(Cost $4,653,509)

TOTAL ARIEL MID-CAP VALUE PORTFOLIO --- 100.0%                      $117,339,297
(Cost $108,548,272)


The Maxim Series Fund

Ariel Small-Cap Value Portfolio

COMMON STOCK

BROADCAST/MEDIA --- 1.0%
    179,100 Radio One Inc*                                             2,663,217
                                                                      $2,663,217

ELECTRONIC INSTRUMENTS & EQUIP --- 10.1%
    160,800 Anixter International Inc*                                 3,736,992
    245,400 Brady Corp Class A                                         8,458,938
    398,300 Energizer Holdings Inc*                                   10,921,386
    148,100 Littelfuse Inc*                                            3,425,553
                                                                     $26,542,869

FOOD & BEVERAGES --- 5.2%
    158,671 JM Smucker Co*                                             5,415,441
    320,400 McCormick & Co Inc (nonvtg)                                8,250,300
                                                                     $13,665,741

HOUSEHOLD GOODS --- 10.8%
    725,500 American Greetings Corp Class A (6)                       12,086,830
    400,300 Dial Corp                                                  8,014,006
    417,300 Interface Inc                                              3,355,092
    141,400 Libbey Inc                                                 4,821,740
                                                                     $28,277,668

INSURANCE RELATED --- 9.5%
    280,000 HCC Insurance Holdings Inc                                 7,378,000
    454,600 Horace Mann Educators Corp                                 8,419,192
     46,225 Markel Corp*                                               9,106,325
                                                                     $24,903,517

LEISURE & ENTERTAINMENT --- 4.2%
    484,650 Hasbro Inc                                                 6,571,854
     30,250 International Game Technology*                             1,715,175
    225,900 WMS Industries Inc*                                        2,767,275
                                                                     $11,054,304

MANUFACTURING --- 9.2%
    340,143 Graco Inc                                                  8,711,062
    251,900 IDEX Corp                                                  8,438,650
    164,100 Matthews International Corp Class A                        3,831,735
    162,400 Oneida Ltd                                                 3,109,960
                                                                     $24,091,407

MEDICAL PRODUCTS --- 6.9%
    124,500 Bausch & Lomb Inc                                          4,214,325
    259,100 Invacare Corp                                              9,524,516
    230,000 Sybron Dental Specialties Inc*                             4,255,000
                                                                     $17,993,841

OFFICE EQUIPMENT & SUPPLIES --- 3.8%
    185,986 General Binding Corp*                                      3,111,546
    298,000 Herman Miller Inc                                          6,049,400
     16,700 Zebra Technologies Corp Class A*                             805,274
                                                                      $9,966,220

PRINTING & PUBLISHING --- 6.1%
    312,800 Journal Register Co*                                       6,287,280
    278,900 Lee Enterprises Inc                                        9,761,500
                                                                     $16,048,780

REAL ESTATE --- 7.9%
    375,600 Jones Lang LaSalle Inc*                                    9,277,320
    346,100 Rouse Co REIT                                             11,397,073
                                                                     $20,674,393

RESTAURANTS --- 3.3%
    272,750 Bob Evans Farms Inc                                        8,586,170
                                                                      $8,586,170

RETAIL --- 5.5%
    222,200 Longs Drug Stores Corp (6)                                 6,268,262
    235,100 Neiman Marcus Group Inc*                                   8,157,970
                                                                     $14,426,232

SPECIALIZED SERVICES --- 15.7%
     13,976 Grey Global Group Inc                                      9,643,580
    939,900 ServiceMaster Co                                          12,895,428
    403,800 Sotheby's Holdings Inc Class A*                            5,754,150
    279,000 Steelcase Inc                                              3,733,020
    254,600 Valassis Communications Inc*                               9,292,900
                                                                     $41,319,078

TOTAL COMMON STOCK --- 99.2%                                        $260,213,437
(Cost $229,424,577)

SHORT-TERM INVESTMENTS

AGENCY --- 0.8%
    719,000 Fannie Mae                                                   718,585
  1,500,000 Farmer Mac                                                 1,499,709
                                                                      $2,218,294

TOTAL SHORT-TERM INVESTMENTS --- 0.8%                                 $2,218,294
(Cost $2,218,294)

TOTAL ARIEL SMALL-CAP VALUE PORTFOLIO --- 100.0%                    $262,431,731
(Cost $231,642,871)


The Maxim Series Fund

Bond Index Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.9%
  1,400,000 Northrop Grumman Corp                                      1,513,777
            Notes
            8.625% October 15, 2004
                                                                      $1,513,777

AGENCY --- 47.5%
    971,414 Fannie Mae                                                   991,935
            Pool #323322
            6.000% October 1, 2013
  1,236,829 Fannie Mae                                                 1,235,139
            Pool #323715
            6.000% May 1, 2029
  1,398,436 Fannie Mae                                                 1,449,866
            Pool #252771
            7.000% June 1, 2022
    945,401 Fannie Mae                                                   980,736
            Pool #313567
            6.500% November 1, 2009
    764,570 Fannie Mae                                                   766,003
            Pool #486700
            5.500% March 1, 2014
  2,920,965 Fannie Mae                                                 3,006,624
            Pool #323250
            6.000% August 1, 2013
  1,811,974 Fannie Mae                                                 1,815,371
            Pool #252434
            5.500% May 1, 2014
    658,519 Fannie Mae                                                   682,738
            Pool #504712
            7.000% July 1, 2029
  1,325,809 Fannie Mae                                                 1,393,343
            Pool #303845
            7.000% May 1, 2011
  3,595,976 Fannie Mae                                                 3,671,373
            Pool #489505
            6.500% July 1, 2029
    584,573 Fannie Mae                                                   606,072
            Pool #252805
            7.000% October 1, 2029
    242,496 Fannie Mae                                                   254,848
            Pool #124654
            7.000% December 1, 2007
  1,546,514 Fannie Mae                                                 1,578,940
            Pool #214037
            6.500% December 1, 2023
  1,935,422 Fannie Mae                                                 1,939,050
            Pool #254140
            5.500% January 1, 2017
    713,747 Fannie Mae                                                   712,772
            Pool #303826
            6.000% March 1, 2026
  1,675,024 Fannie Mae                                                 1,737,629
            Pool #545162
            6.500% December 1, 2013
  2,067,638 Fannie Mae                                                 2,110,990
            Pool #323427
            6.500% November 1, 2028
    184,812 Fannie Mae                                                   196,669
            Pool #323102
            8.000% December 1, 2012
     88,738 Fannie Mae                                                    94,431
            Pool #323265
            8.000% June 1, 2012
    928,680 Fannie Mae                                                   986,224
            Pool #124562
            8.000% November 1, 2022
  2,845,799 Fannie Mae                                                 2,841,909
            Pool #481417
            6.000% January 1, 2029
  2,000,000 Fannie Mae                                                 2,096,050
            UNSECURED GLOBAL NOTES
            6.000% May 15, 2011
  3,205,300 Fannie Mae                                                 3,273,012
            Pool #323448
            6.000% December 1, 2013
  3,000,000 Fannie Mae                                                 3,062,901
            Moderate Llb Pool #644868
            6.500% June 1, 2032
  2,000,000 Fannie Mae                                                 2,191,188
            Global Notes
            6.625% September 15, 2009
  1,957,243 Fannie Mae                                                 1,954,568
            Pool #323821
            6.000% July 1, 2029
    600,000 Fannie Mae                                                   639,335
            6.000% May 15, 2008
    600,000 Fannie Mae (6)                                               616,889
            AGENCY NOTES
            5.750% April 15, 2003
  1,500,000 Fannie Mae (6)                                             1,555,215
            UNSECURED GLOBAL NOTES
            5.250% April 15, 2007
  8,000,000 Fannie Mae (6)                                             8,053,005
            Global Notes
            3.500% September 15, 2004
  1,500,000 Fannie Mae (6)                                             1,583,697
            Bonds
            6.625% November 15, 2030
  2,000,000 Fannie Mae (6)                                             2,010,958
            Global Notes
            4.375% October 15, 2006
    600,000 Federal Home Loan Bank                                       619,400
            Global Notes
            5.125% September 15, 2003
    600,000 Freddie Mac                                                  611,153
            GLOBAL REFERENCE NOTES
            5.125% October 15, 2008
    549,743 Freddie Mac                                                  569,360
            Pool #E20199
            6.000% September 1, 2010
    439,929 Freddie Mac                                                  442,346
            Pool #C26896
            6.000% April 1, 2029
  1,000,000 Freddie Mac                                                1,065,884
            Global Notes
            5.950% January 19, 2006
  1,602,467 Freddie Mac                                                1,662,861
            Gold Pool #E82615
            6.500% March 1, 2016
  1,708,517 Freddie Mac                                                1,732,552
            Gold Pool #N30755
            6.000% March 1, 2031
  2,229,466 Freddie Mac                                                2,277,605
            Gold Pool #C25252
            6.500% April 1, 2029
    282,470 Freddie Mac                                                  296,795
            Gold Pool #C01033
            7.500% August 1, 2030
    267,284 Freddie Mac                                                  273,064
            Pool #E63038
            6.000% February 1, 2011
  1,326,543 Freddie Mac                                                1,393,816
            Gold Pool #G00702
            7.500% May 1, 2027
  1,134,075 Freddie Mac                                                1,158,562
            Gold Pool #C30347
            6.500% August 1, 2029
    999,239 Freddie Mac                                                1,036,134
            Llb Gold Pool #C67048
            7.000% May 1, 2032
  2,963,833 Freddie Mac                                                3,027,925
            Gold Pool #E89020
            6.000% April 1, 2017
  1,502,707 Freddie Mac                                                1,535,153
            Pool #C29179
            6.500% July 1, 2029
     41,893 Ginnie Mae                                                    44,709
            Pool #316037
            8.000% December 15, 2006
    148,219 Ginnie Mae                                                   154,206
            Pool #344196
            7.000% January 15, 2023
     23,268 Ginnie Mae                                                    24,832
            Pool #312963
            8.000% August 15, 2006
    840,777 Ginnie Mae                                                   877,911
            Pool #780189
            7.000% July 15, 2025
     52,267 Ginnie Mae                                                    55,780
            Pool # 323133
            8.000% June 15, 2007
    265,440 Ginnie Mae                                                   276,161
            Pool #343591
            7.000% February 15, 2023
     54,217 Ginnie Mae                                                    56,407
            Pool #345300
            7.000% March 15, 2023
    383,636 Ginnie Mae                                                   405,156
            Pool #413320
            7.500% September 15, 2025
    364,111 Ginnie Mae                                                   401,433
            Pool #780398
            9.000% April 15, 2021
    370,840 Ginnie Mae                                                   391,642
            Pool #408165
            7.500% December 15, 2025
  1,409,288 Ginnie Mae                                                 1,440,667
            Pool #490201
            6.500% June 15, 2029
    622,365 Ginnie Mae                                                   657,276
            Pool #502858
            7.500% November 15, 2029
     53,102 Ginnie Mae                                                    56,671
            Pool #323073
            8.000% April 15, 2007
    304,754 Ginnie Mae                                                   327,232
            Pool #192881
            9.000% January 15, 2017
     49,536 Ginnie Mae                                                    52,865
            Pool #321871
            8.000% March 15, 2007
    154,856 Ginnie Mae                                                   163,543
            Pool #340847
            7.500% November 15, 2025
     33,261 Ginnie Mae                                                    35,496
            Pool #312989
            8.000% January 15, 2007
    544,837 Ginnie Mae II                                                573,383
            Pool #002853
            7.500% December 20, 2029
                                                                     $79,787,460

AIRLINES --- 0.6%
  1,000,000 Delta Air Lines Inc                                        1,029,265
            Pass Thru Certificates
            6.718% January 2, 2023
                                                                      $1,029,265

AUTOMOBILES --- 0.6%
  1,200,000 Ford Motor Co                                              1,011,876
            Bonds
            6.625% October 1, 2028
                                                                      $1,011,876

BANKS --- 0.6%
  1,000,000 Wells Fargo & Co                                           1,078,351
            Subordinated Notes
            6.875% April 1, 2006
                                                                      $1,078,351

BROADCAST/MEDIA --- 0.8%
  1,300,000 News America Inc                                           1,310,481
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,310,481

CANADIAN - FEDERAL --- 0.7%
  1,000,000 Government of Canada                                       1,100,299
            Bonds
            6.750% August 28, 2006
                                                                      $1,100,299

CANADIAN - PROVINCIAL --- 1.5%
  1,300,000 Province of Ontario                                        1,408,516
            Bonds
            7.625% June 22, 2004
  1,000,000 Province of Quebec                                         1,042,320
            Senior Unsubordinated Notes
            5.750% February 15, 2009
                                                                      $2,450,836

CHEMICALS --- 0.7%
  1,000,000 EI du Pont de Nemours & Co                                 1,096,839
            Notes
            6.875% October 15, 2009
                                                                      $1,096,839

COMMERCIAL MORTGAGE BACKED --- 3.1%
    785,761 Commercial Mortgage Acceptance Corp                          836,536
            Series 1999-C1 Class A1
            6.790% August 15, 2008
  1,000,000 DLJ Commercial Mortgage Corp                               1,107,681
            Series 1999-CG3 Class A1B
            7.340% September 10, 2009
  1,000,000 Merrill Lynch Mortgage Investors Inc                       1,059,314
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  2,000,000 Morgan Stanley Dean Witter Capital I                       2,156,567
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $5,160,098

CONGLOMERATES --- 0.6%
  1,000,000 3M Co                                                      1,012,857
            Notes
            4.150% June 30, 2005
                                                                      $1,012,857

ELECTRIC COMPANIES --- 2.0%
  1,000,000 Baltimore Gas & Electric Co                                1,002,985
            Notes
            5.250% December 15, 2006
  1,300,000 Niagara Mohawk Power Corp                                  1,299,068
            1st Mortgage
            7.875% April 1, 2024
  1,000,000 Tokyo Electric Power Co                                    1,089,150
            Secured Notes
            7.000% February 13, 2007
                                                                      $3,391,203

FINANCIAL SERVICES --- 4.6%
  1,500,000 American General Finance Corp                              1,549,013
            Notes
            5.875% July 14, 2006
  2,000,000 Citigroup Inc                                              2,079,666
            Notes
            6.500% January 18, 2011
  1,500,000 General Electric Capital Corp                              1,652,820
            Notes
            7.375% January 19, 2010
  1,000,000 General Motors Acceptance Corp                             1,014,155
            Notes
            6.125% September 15, 2006
  1,500,000 Household Finance Corp                                     1,441,119
            Senior Unsubordinated Notes
            5.875% February 1, 2009
                                                                      $7,736,773

FOOD & BEVERAGES --- 1.6%
  1,500,000 ConAgra Foods Inc                                          1,683,995
            Notes
            7.875% September 15, 2010
  1,000,000 Kellogg Co                                                 1,048,560
            Notes
            6.600% April 1, 2011
                                                                      $2,732,555

FOREIGN BANKS --- 2.4%
  1,300,000 Abbey National PLC                                         1,384,621
            Subordinated Notes
            6.690% October 17, 2005
  1,300,000 African Development Bank                                   1,397,410
            Subordinated Notes
            6.875% October 15, 2015
  1,200,000 National Australia Bank                                    1,269,316
            Subordinated Notes
            6.600% December 10, 2007
                                                                      $4,051,347

FOREIGN GOVERNMENTS --- 0.6%
  1,000,000 Government of Sweden                                       1,028,408
            Notes
            6.500% March 4, 2003
                                                                      $1,028,408

GOLD, METALS & MINING --- 0.7%
  1,000,000 Alcoa Inc                                                  1,111,266
            Notes
            7.375% August 1, 2010
                                                                      $1,111,266

HOUSEHOLD GOODS --- 0.7%
  1,000,000 Procter & Gamble Co                                        1,105,148
            Unsubordinated Notes
            6.875% September 15, 2009
                                                                      $1,105,148

INSURANCE RELATED --- 0.7%
  1,200,000 Hartford Financial Services Group Inc                      1,254,982
            Senior Notes
            6.375% November 1, 2008
                                                                      $1,254,982

LEISURE & ENTERTAINMENT --- 1.5%
  1,000,000 AOL Time Warner Inc                                          920,266
            Notes
            6.750% April 15, 2011
  1,500,000 Viacom Inc Class B                                         1,640,147
            Company Guaranteed Notes
            7.700% July 30, 2010
                                                                      $2,560,413

OIL & GAS --- 0.8%
  1,300,000 Kinder Morgan Inc                                          1,353,222
            Senior Notes
            6.800% March 1, 2008
                                                                      $1,353,222

OTHER ASSET-BACKED --- 1.6%
  1,500,000 Citibank Credit Card Master Trust I                        1,554,272
            Series 1998-9 Class A
            5.300% January 9, 2006
  1,035,000 Comed Transitional Funding Trust                           1,082,905
            Series 1998-1 Class A6
            5.630% June 25, 2009
                                                                      $2,637,177

PAPER & FOREST PRODUCTS --- 0.8%
  1,300,000 Union Camp Corp                                            1,359,630
            Notes
            6.500% November 15, 2007
                                                                      $1,359,630

RAILROADS --- 0.6%
  1,000,000 Union Pacific Corp                                         1,073,356
            Notes
            6.790% November 9, 2007
                                                                      $1,073,356

RETAIL --- 1.4%
  1,000,000 Safeway Inc (6)                                            1,030,330
            Notes
            6.500% March 1, 2011
  1,300,000 Wal-Mart Stores Inc                                        1,398,639
            Notes
            7.500% May 15, 2004
                                                                      $2,428,969

SUPRANATIONALS --- 0.6%
  1,000,000 Inter-American Development Bank                            1,013,238
            Senior Notes
            3.875% September 27, 2004
                                                                      $1,013,238

TELEPHONE & TELECOMMUNICATIONS --- 0.6%
  1,000,000 Verizon Global Funding Corp (6)                            1,036,449
            Notes
            6.750% December 1, 2005
                                                                      $1,036,449

U.S. GOVERNMENTS --- 20.6%
  5,400,000 United States of America                                   6,146,717
            Treasury Bonds
            6.750% August 15, 2026
  7,500,000 United States of America (6)                               7,725,000
            Treasury Notes
            4.625% May 15, 2006
  8,000,000 United States of America (6)                               8,044,928
            Treasury Notes
            2.750% October 31, 2003
  5,400,000 United States of America (6)                               5,713,033
            Treasury Notes
            5.500% May 15, 2009
  1,000,000 United States of America (6)                               1,010,550
            Treasury Notes
            3.375% April 30, 2004
  2,000,000 United States of America (6)                               2,050,312
            Treasury Notes
            4.250% November 15, 2003
  3,800,000 United States of America (6)                               3,852,778
            Treasury Notes
            5.000% August 15, 2011
                                                                     $34,543,318

TOTAL BONDS --- 99.5%                                               $166,969,593
(Cost $161,889,194)

SHORT-TERM INVESTMENTS

AGENCY --- 0.5%
    880,000 Freddie Mac                                                  879,907
                                                                        $879,907

TOTAL SHORT-TERM INVESTMENTS --- 0.5%                                   $879,907
(Cost $879,907)

TOTAL BOND INDEX PORTFOLIO --- 100.0%                               $167,849,500
(Cost $162,769,101)


The Maxim Series Fund

Bond Portfolio

BONDS

AGENCY --- 40.8%
  5,438,484 Fannie Mae                                                 5,638,496
            Llb Pool #633857
            7.000% March 1, 2032
  1,000,000 Fannie Mae                                                 1,012,543
            UNSEC GLOBAL NOTES
            4.750% January 2, 2007
  1,975,924 Fannie Mae                                                 2,017,353
            Llb Pool# 601445
            6.500% January 1, 2032
  2,000,000 Fannie Mae (6)                                             2,042,818
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  1,766,297 Freddie Mac                                                1,804,435
            Gold Pool #C01184
            6.500% June 1, 2031
    648,881 Freddie Mac                                                  672,840
            Gold Pool #C01049
            7.000% September 1, 2030
  1,062,887 Freddie Mac                                                1,102,133
            Gold Pool #C35880
            7.000% January 1, 2030
    474,171 Freddie Mac                                                  503,186
            Gold Pool #C01005
            8.000% June 1, 2030
    816,596 Freddie Mac                                                  846,748
            Gold Pool #C41666
            7.000% August 1, 2030
  1,951,108 Freddie Mac                                                1,993,237
            Llb Gold Pool #C59240
            6.500% October 1, 2031
  1,634,085 Freddie Mac                                                1,716,954
            Gold Pool #C36607
            7.500% February 1, 2030
  1,500,000 Freddie Mac (6)                                            1,541,121
            UNSEC GLOBAL NOTES
            5.750% January 15, 2012
                                                                     $20,891,864

AIR FREIGHT --- 1.3%
    826,040 American Trans Air #                                         681,483
            Pass Thru Certificates
            7.820% March 26, 2004
                                                                        $681,483

BROADCAST/MEDIA --- 0.8%
    500,000 CSC Holdings Inc                                             402,290
            Senior Notes
            7.625% April 1, 2011
                                                                        $402,290

FINANCIAL SERVICES --- 10.1%
  1,000,000 American General Corp                                      1,104,500
            Notes
            7.500% July 15, 2025
  1,000,000 Citigroup Inc                                                988,985
            Debentures
            6.625% January 15, 2028
  1,000,000 Ford Motor Credit Co                                       1,012,891
            Bonds
            7.375% February 1, 2011
  1,000,000 General Electric Capital Services Inc                      1,079,026
            Subordinated Notes
            7.500% August 21, 2035
  1,000,000 Household Finance Corp                                       989,139
            Notes
            5.750% January 30, 2007
                                                                      $5,174,541

GOLD, METALS & MINING --- 2.0%
  1,000,000 Phelps Dodge Corp                                          1,031,625
            Senior Notes
            8.750% June 1, 2011
                                                                      $1,031,625

HOTELS/MOTELS --- 2.0%
  1,000,000 Hilton Hotels Corp                                         1,020,441
            Notes
            7.625% May 15, 2008
                                                                      $1,020,441

HOUSEHOLD GOODS --- 1.9%
  1,000,000 Fort James Corp                                              985,915
            Notes
            6.700% November 15, 2003
                                                                        $985,915

OIL & GAS --- 4.0%
  1,000,000 Conoco Inc Class B                                         1,041,481
            Senior Notes
            5.900% April 15, 2004
  1,000,000 Consolidated Natural Gas Co                                1,017,138
            Debentures
            6.625% December 1, 2013
                                                                      $2,058,619

OTHER ASSET-BACKED --- 8.7%
  1,785,000 Comed Transitional Funding Trust                           1,867,619
            Series 1998-1 Class A6
            5.630% June 25, 2009
    490,158 Green Tree Consumer Trust                                    475,257
            Series 1998-A Class BH
            8.410% May 15, 2029
  2,000,000 Peco Energy Transition Trust                               2,098,134
            Series 1999-A Class A4
            5.800% March 1, 2007
                                                                      $4,441,010

PERSONAL LOANS --- 4.0%
  1,000,000 CIT Group Inc                                              1,000,106
            Senior Notes
            7.375% April 2, 2007
  1,000,000 MBNA America Bank NA                                       1,035,425
            Notes
            6.500% June 20, 2006
                                                                      $2,035,531

RETAIL --- 2.2%
  1,000,000 Wal-Mart Stores Inc                                        1,149,470
            Notes
            7.550% February 15, 2030
                                                                      $1,149,470

U.S. GOVERNMENTS --- 18.5%
  1,000,000 United States of America                                   1,178,556
            Treasury Bonds
            7.250% May 15, 2016
  3,000,000 United States of America (6)                               3,041,250
            Treasury Notes
            4.375% May 15, 2007
  1,250,000 United States of America (6)                               1,356,944
            Treasury Notes
            6.500% May 15, 2005
  2,650,000 United States of America (6)                               2,828,048
            Treasury Notes
            5.750% November 15, 2005
  1,000,000 United States of America (6)                               1,062,812
            Treasury Notes
            5.875% November 15, 2004
                                                                      $9,467,610

TOTAL BONDS --- 96.4%                                                $49,340,399
(Cost $48,620,403)

SHORT-TERM INVESTMENTS

AGENCY --- 3.6%
  1,846,000 Freddie Mac                                                1,845,805
                                                                      $1,845,805

TOTAL SHORT-TERM INVESTMENTS --- 3.6%                                 $1,845,805
(Cost $1,845,805)

TOTAL BOND PORTFOLIO --- 100.0%                                      $51,186,204
(Cost $50,466,208)


The Maxim Series Fund

Founders Growth & Income Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.9%
     11,000 Lockheed Martin Corp                                         764,500
                                                                        $764,500

BANKS --- 2.0%
     14,850 Bank of America Corp                                       1,044,846
     18,400 FleetBoston Financial Corp                                   595,240
                                                                      $1,640,086

BIOTECHNOLOGY --- 1.6%
     31,775 Amgen Inc*                                                 1,330,737
                                                                      $1,330,737

BROADCAST/MEDIA --- 2.3%
     34,475 Clear Channel Communications Inc*                          1,103,890
     30,875 Comcast Corp Class A*                                        736,060
                                                                      $1,839,950

CHEMICALS --- 1.5%
     11,350 EI du Pont de Nemours & Co                                   503,940
     11,900 Praxair Inc                                                  677,943
                                                                      $1,181,883

COMPUTER HARDWARE & SYSTEMS --- 0.7%
     22,375 Dell Computer Corp*                                          584,883
                                                                        $584,883

COMPUTER SOFTWARE & SERVICES --- 4.7%
     45,625 Cisco Systems Inc*                                           636,469
     47,600 Microsoft Corp*                                            2,603,712
     27,800 VERITAS Software Corp*                                       550,162
                                                                      $3,790,343

CONGLOMERATES --- 3.3%
      8,775 3M Co                                                      1,079,325
     53,175 General Electric Co                                        1,544,734
                                                                      $2,624,059

DISTRIBUTORS --- 4.1%
     76,525 Estee Lauder Cos*                                          2,693,680
     12,900 WW Grainger Inc                                              646,290
                                                                      $3,339,970

ELECTRIC COMPANIES --- 1.9%
     14,675 Duke Energy Corp                                             456,393
     18,125 FPL Group Inc                                              1,087,319
                                                                      $1,543,712

ELECTRONICS - SEMICONDUCTOR --- 5.5%
     74,275 Intel Corp                                                 1,357,004
      9,400 KLA-Tencor Corp*                                             413,506
     28,650 Maxim Integrated Products Inc*                             1,098,155
     25,100 Novellus Systems Inc*                                        853,400
     30,375 STMicroelectronics NV                                        739,024
                                                                      $4,461,089

FINANCIAL SERVICES --- 4.6%
     53,199 Citigroup Inc                                              2,061,461
     14,550 Goldman Sachs Group Inc                                    1,067,243
     14,425 Morgan Stanley Dean Witter & Co                              621,429
                                                                      $3,750,133

FOOD & BEVERAGES --- 2.3%
     12,500 Coca-Cola Co                                                 700,000
     23,450 PepsiCo Inc                                                1,130,290
                                                                      $1,830,290

GOLD, METALS & MINING --- 0.9%
     21,500 Alcoa Inc                                                    712,725
                                                                        $712,725

HEALTH CARE RELATED --- 1.6%
     12,250 Express Scripts Inc Class A*                                 613,848
     21,550 MedImmune Inc*                                               568,920
      3,300 Omnicare Inc                                                  86,658
                                                                      $1,269,426

HOTELS/MOTELS --- 1.0%
     23,375 Starwood Hotels & Resorts                      Worldwide Inc
768,804
                                                                        $768,804

HOUSEHOLD GOODS --- 1.6%
     14,425 Procter & Gamble Co                                        1,288,153
                                                                      $1,288,153

INSURANCE RELATED --- 3.1%
     10,512 American International Group Inc                             717,234
     15,125 Hartford Financial Services Group Inc                        899,484
      9,050 Marsh & McLennan Cos Inc                                     874,230
                                                                      $2,490,948

LEISURE & ENTERTAINMENT --- 9.4%
     30,625 AOL Time Warner Inc*                                         450,494
     20,650 Harley-Davidson Inc                                        1,058,726
     23,025 Mandalay Resort Group*                                       634,799
    133,475 Royal Caribbean Cruises Ltd                                2,602,763
     43,400 Viacom Inc Class B*                                        1,925,658
     47,350 Walt Disney Co                                               894,915
                                                                      $7,567,355

MANUFACTURING --- 1.0%
     12,025 Illinois Tool Works Inc                                      828,763
                                                                        $828,763

MEDICAL PRODUCTS --- 0.5%
      9,200 Medtronic Inc                                                394,220
                                                                        $394,220

OIL & GAS --- 4.8%
      7,850 Apache Corp                                                  451,218
     29,100 EnCana Corp*                                                 890,460
     61,833 Exxon Mobil Corp                                           2,530,206
                                                                      $3,871,884

PAPER & FOREST PRODUCTS --- 0.8%
      9,500 Weyerhaeuser Co                                              606,575
                                                                        $606,575

PERSONAL LOANS --- 1.1%
     26,975 MBNA Corp                                                    892,063
                                                                        $892,063

PHARMACEUTICALS --- 6.0%
      7,850 Abbott Laboratories                                          295,553
     12,875 Allergan Inc                                                 859,406
     20,750 Johnson & Johnson                                          1,084,395
     25,262 Pfizer Inc                                                   884,170
     80,075 Serono SA ADR*                                             1,305,223
      7,975 Wyeth                                                        408,320
                                                                      $4,837,067

PRINTING & PUBLISHING --- 0.9%
     16,450 Tribune Co                                                   715,575
                                                                        $715,575

RAILROADS --- 3.0%
     14,700 CSX Corp                                                     511,707
     30,300 Union Pacific Corp                                         1,917,384
                                                                      $2,429,091

RESTAURANTS --- 1.0%
     27,975 McDonald's Corp                                              795,889
                                                                        $795,889

RETAIL --- 10.2%
     21,200 Albertson's Inc                                              645,752
     24,512 Best Buy Co Inc*                                             889,786
     18,975 Costco Wholesale Corp*                                       732,815
     23,625 Home Depot Inc                                               867,746
     32,725 Kroger Co*                                                   651,228
     27,200 Lowe's Cos Inc                                             1,234,880
     53,796 Nordstrom Inc                                              1,218,479
     16,350 Wal-Mart Stores Inc                                          899,414
     29,325 Walgreen Co                                                1,132,825
                                                                      $8,272,925

SPECIALIZED SERVICES --- 2.9%
     38,475 Accenture Ltd*                                               731,025
    101,175 Cendant Corp*                                              1,606,659
                                                                      $2,337,684

TELEPHONE & TELECOMMUNICATIONS --- 0.5%
     11,025 Verizon Communications                                       442,654
                                                                        $442,654

TOBACCO --- 0.5%
     10,025 Philip Morris Cos Inc                                        437,892
                                                                        $437,892

TOTAL COMMON STOCK --- 86.3%                                         $69,641,328
(Cost $78,627,919)

SHORT-TERM INVESTMENTS

AGENCY --- 13.7%
  6,500,000 Fannie Mae                                                 6,499,314
  4,596,000 Freddie Mac                                                4,595,515
                                                                     $11,094,829

TOTAL SHORT-TERM INVESTMENTS --- 13.7%                               $11,094,829
(Cost $11,094,829)

TOTAL FOUNDERS GROWTH & INCOME PORTFOLIO --- 100.0%                  $80,736,157
(Cost $89,722,748)


The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.6%
      9,400 General Dynamics Corp                                        999,690
      8,400 Rockwell Collins                                             230,328
                                                                      $1,230,018

AUTO PARTS & EQUIPMENT --- 0.2%
     26,100 Delphi Automotive Systems Corp                               344,520
                                                                        $344,520

BANKS --- 2.1%
     33,864 Bank of New York Co Inc                                    1,142,910
     27,370 Fifth Third Bancorp                                        1,824,211
     20,468 Mellon Financial Corp                                        643,309
     10,362 Northern Trust Corp                                          456,550
     13,700 Synovus Financial Corp                                       377,024
                                                                      $4,444,004

BIOTECHNOLOGY --- 1.3%
     48,335 Amgen Inc*                                                 2,024,270
     25,667 Immunex Corp*                                                573,401
     11,635 MedImmune Inc*                                               307,164
                                                                      $2,904,835

BROADCAST/MEDIA --- 0.2%
     10,686 Univision Communications Inc Class A*                        335,540
                                                                        $335,540

BUILDING MATERIALS --- 0.1%
      3,347 American Standard Cos Inc*                                   251,360
                                                                        $251,360

CHEMICALS --- 0.3%
      6,024 Ecolab Inc                                                   278,490
      4,300 Hercules Inc*                                                 51,256
      4,370 International Flavors & Fragrances Inc                       141,981
      3,300 Sigma-Aldrich Corp                                           165,495
                                                                        $637,222

COMMUNICATIONS - EQUIPMENT --- 0.1%
     38,005 Nextel Communications Inc Class A*                           121,996
                                                                        $121,996

COMPUTER HARDWARE & SYSTEMS --- 4.4%
    120,675 Dell Computer Corp*                                        3,154,445
     79,565 International Business Machines Corp                       5,728,680
      6,064 Lexmark International Group Inc                      Class A*
329,882
     15,502 Network Appliance Inc*                                       192,845
                                                                      $9,405,852

COMPUTER SOFTWARE & SERVICES --- 10.5%
     11,121 Adobe Systems Inc                                            316,949
    340,311 Cisco Systems Inc*                                         4,747,338
      9,800 Intuit Inc*                                                  487,256
      3,881 Mercury Interactive Corp*                                     89,108
    251,701 Microsoft Corp*                                           13,768,036
    255,308 Oracle Corp*                                               2,417,767
     22,017 Siebel Systems Inc*                                          313,082
     27,812 Yahoo! Inc*                                                  410,505
                                                                     $22,550,041

CONGLOMERATES --- 7.3%
     18,140 3M Co                                                      2,231,220
    461,959 General Electric Co                                       13,419,909
                                                                     $15,651,129

CONTAINERS --- 0.1%
      2,500 Ball Corp                                                    103,700
      3,900 Sealed Air Corp*                                             157,053
                                                                        $260,753

COSMETICS & PERSONAL CARE --- 1.1%
      2,600 Alberto-Culver Co Class B                                    124,280
     11,020 Avon Products Inc                                            575,685
     49,125 Gillette Co                                                1,663,864
                                                                      $2,363,829

DISTRIBUTORS --- 1.0%
     21,032 Cardinal Health Inc                                        1,291,575
     30,801 SYSCO Corp                                                   838,403
                                                                      $2,129,978

ELECTRONIC INSTRUMENTS & EQUIP --- 0.2%
      2,253 Millipore Corp                                                72,051
      9,000 Molex Inc                                                    301,770
      6,141 Waters Corp*                                                 163,965
                                                                        $537,786

ELECTRONICS - SEMICONDUCTOR --- 5.5%
     17,870 Altera Corp*                                                 243,032
     16,971 Analog Devices Inc*                                          504,039
     76,180 Applied Materials Inc*                                     1,448,944
    310,785 Intel Corp                                                 5,678,042
      8,820 KLA-Tencor Corp*                                             387,992
     14,800 Linear Technology Corp                                       465,164
     15,043 Maxim Integrated Products Inc*                               576,598
      6,927 NVIDIA Corp*                                                 119,006
      7,728 PMC-Sierra Inc*                                               71,639
      4,377 QLogic Corp*                                                 166,764
     80,600 Texas Instruments Inc                                      1,910,220
     15,656 Xilinx Inc*                                                  351,164
                                                                     $11,922,604

FINANCIAL SERVICES --- 3.5%
     61,800 American Express Co                                        2,244,576
     63,738 Charles Schwab Corp                                          713,866
     46,320 Fannie Mae (nonvtg)                                        3,416,100
      7,172 Moody's Corp                                                 356,807
      7,263 SLM Corp                                                     703,785
      5,600 T Rowe Price Group Inc                                       184,128
                                                                      $7,619,262

FOOD & BEVERAGES --- 8.9%
     40,785 Anheuser-Busch Cos Inc                                     2,039,250
      3,200 Brown-Forman Corp Class B                                    220,928
     19,092 Campbell Soup Co                                             528,085
    115,485 Coca-Cola Co                                               6,467,160
     17,059 General Mills Inc                                            751,961
     16,295 HJ Heinz Co                                                  669,725
      6,399 Hershey Foods Corp                                           402,241
     19,065 Kellogg Co                                                   683,671
     13,100 Pepsi Bottling Group Inc                                     403,480
     82,142 PepsiCo Inc                                                3,959,244
     36,526 Sara Lee Corp                                                753,897
     26,560 Unilever NV NY Shrs                                        1,721,088
     10,524 Wm Wrigley Jr Co                                             582,503
                                                                     $19,183,233

GOLD, METALS & MINING --- 0.1%
      6,400 Freeport-McMoRan Copper & Gold Inc Class B*                  114,240
                                                                        $114,240

HEALTH CARE RELATED --- 1.9%
      6,915 Biogen Inc*                                                  286,488
     23,900 HCA Inc                                                    1,135,250
     11,100 Health Management Associates Inc Class A*                    223,665
     15,100 Tenet Healthcare Corp*                                     1,080,405
     14,360 UnitedHealth Group Inc                                     1,314,658
                                                                      $4,040,466

HOUSEHOLD GOODS --- 4.5%
      3,700 Black & Decker Corp                                          178,340
     10,670 Clorox Co                                                    441,205
     25,419 Colgate-Palmolive Co                                       1,272,221
     24,109 Kimberly-Clark Corp                                        1,494,758
      3,640 Maytag Corp                                                  155,246
     12,400 Newell Rubbermaid Inc                                        434,744
     60,416 Procter & Gamble Co                                        5,395,149
      4,000 Stanley Works                                                164,040
      2,699 Tupperware Corp                                               56,112
                                                                      $9,591,815

INSURANCE RELATED --- 0.6%
     12,689 Marsh & McLennan Cos Inc                                   1,225,757
                                                                      $1,225,757

LEISURE & ENTERTAINMENT --- 0.5%
     14,093 Harley-Davidson Inc                                          722,548
     20,250 Mattel Inc                                                   425,453
                                                                      $1,148,001

MANUFACTURING --- 0.2%
      7,000 Danaher Corp                                                 464,450
                                                                        $464,450

MEDICAL PRODUCTS --- 3.0%
     27,937 Baxter International Inc                                   1,241,520
     12,000 Becton Dickinson & Co                                        413,400
     12,520 Biomet Inc                                                   339,542
     18,900 Boston Scientific Corp*                                      554,148
     14,235 Guidant Corp*                                                430,324
     56,422 Medtronic Inc                                              2,417,683
      4,050 St Jude Medical Inc*                                         299,457
      9,179 Stryker Corp                                                 491,168
      9,082 Zimmer Holdings Inc*                                         323,864
                                                                      $6,511,106

OFFICE EQUIPMENT & SUPPLIES --- 0.4%
      5,126 Avery Dennison Corp                                          321,657
     11,210 Pitney Bowes Inc                                             445,261
                                                                        $766,918

OIL & GAS --- 0.1%
      7,315 BJ Services Co*                                              247,832
                                                                        $247,832

PERSONAL LOANS --- 0.6%
     39,600 MBNA Corp                                                  1,309,572
                                                                      $1,309,572

PHARMACEUTICALS --- 18.0%
     72,570 Abbott Laboratories                                        2,732,261
      6,036 Allergan Inc                                                 402,903
     90,156 Bristol-Myers Squibb Co                                    2,317,009
     52,219 Eli Lilly & Co                                             2,945,152
      8,339 Forest Laboratories Inc*                                     590,401
    139,930 Johnson & Johnson                                          7,312,742
    105,283 Merck & Co Inc                                             5,331,531
    290,293 Pfizer Inc                                                10,160,255
     60,111 Pharmacia Corp                                             2,251,157
     68,128 Schering-Plough Corp                                       1,675,949
     61,611 Wyeth                                                      3,154,483
                                                                     $38,873,843

PRINTING & PUBLISHING --- 0.5%
      3,874 Dow Jones & Co Inc                                           187,695
      9,030 McGraw-Hill Cos Inc                                          539,091
      2,100 Meredith Corp                                                 80,535
      7,060 New York Times Co Class A                                    363,590
                                                                      $1,170,911

RESTAURANTS --- 1.3%
      7,900 Darden Restaurants Inc                                       195,130
     59,100 McDonald's Corp                                            1,681,395
     17,921 Starbucks Corp*                                              445,337
     13,748 Yum! Brands Inc*                                             402,129
                                                                      $2,723,991

RETAIL --- 12.4%
      4,900 AutoZone Inc*                                                378,770
     13,574 Bed Bath & Beyond Inc*                                       512,283
     14,905 Best Buy Co Inc*                                             541,052
     15,400 Dollar General Corp                                          293,062
      8,105 Family Dollar Stores Inc                                     285,701
     40,300 Gap Inc                                                      572,260
    109,508 Home Depot Inc                                             4,022,229
     15,597 Kohl's Corp*                                               1,093,038
     36,963 Kroger Co*                                                   735,564
     24,100 Limited Inc                                                  513,330
     36,120 Lowe's Cos Inc                                             1,639,848
      8,124 RadioShack Corp                                              244,207
     21,700 Staples Inc*                                                 427,490
     25,082 TJX Cos Inc                                                  491,858
     42,150 Target Corp                                                1,565,451
      6,770 Tiffany & Co                                                 238,304
    206,713 Wal-Mart Stores Inc                                       11,371,282
     47,612 Walgreen Co                                                1,839,252
                                                                     $26,764,981

SPECIALIZED SERVICES --- 3.3%
      8,014 Apollo Group Inc Class A*                                    315,912
     28,801 Automatic Data Processing Inc                              1,254,284
      7,865 Cintas Corp                                                  388,767
     23,718 Concord EFS Inc*                                             714,861
      2,960 Deluxe Corp                                                  115,114
      6,731 Equifax Inc                                                  181,737
     35,560 First Data Corp                                            1,339,190
      8,879 Fiserv Inc*                                                  325,948
      8,580 H&R Block Inc                                                395,967
     13,488 IMS Health Inc                                               242,110
     17,755 Interpublic Group of Cos Inc                                 439,614
      8,709 Omnicom Group Inc                                            398,872
     17,468 Paychex Inc                                                  546,574
      8,200 Robert Half International Inc*                               191,060
      6,600 Sabre Holdings Corp*                                         236,280
                                                                      $7,086,290

TELEPHONE & TELECOMMUNICATIONS --- 0.6%
     35,800 QUALCOMM Inc*                                                984,142
     46,220 Sprint Corp*                                                 206,603
                                                                      $1,190,745

TOBACCO --- 2.1%
     99,450 Philip Morris Cos Inc                                      4,343,976
      7,862 UST Inc                                                      267,308
                                                                      $4,611,284

TOTAL COMMON STOCK --- 97.3%                                        $209,736,164
(Cost $260,452,775)

SHORT-TERM INVESTMENTS

AGENCY --- 2.6%
  5,645,000 Freddie Mac                                                5,644,404
                                                                      $5,644,404

U.S. GOVERNMENTS --- 0.0%
    100,000 United States of America (1)                                  99,595
                                                                         $99,595

TOTAL SHORT-TERM INVESTMENTS --- 2.7%                                 $5,743,999
(Cost $5,743,999)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $215,480,163
(Cost $266,196,774)


The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 13.4%
  2,489,574 Fannie Mae                                                 2,494,242
            Pool #619099
            5.500% May 1, 2017
  3,058,379 Fannie Mae                                                 3,064,114
            Pool #545249
            5.500% October 1, 2016
  4,771,543 Freddie Mac                                                4,784,364
            Pool #G11210
            5.500% December 1, 2016
  4,941,306 Freddie Mac                                                5,048,162
            Gold Pool #E88885
            6.000% April 1, 2017
  2,900,373 Freddie Mac                                                2,853,500
            Gold Pool #E86614
            5.000% December 1, 2016
                                                                     $18,244,382

BANKS --- 0.4%
    500,000 Wells Fargo & Co                                             507,298
            Notes
            5.250% December 1, 2007
                                                                        $507,298

ELECTRIC COMPANIES --- 10.5%
    500,000 Appalachian Power Co                                         512,361
            1st Mortgage
            8.000% June 1, 2025
    500,000 Commonwealth Edison Co                                       528,456
            1st Mortgage
            8.375% February 15, 2023
    550,000 Commonwealth Edison Co                                       619,880
            1st Mortgage
            8.250% October 1, 2006
    500,000 Consumers Energy Co                                          401,436
            1st Mortgage
            7.375% September 15, 2023
  1,000,000 El Paso Electric Co                                        1,086,890
            1st Mortgage
            8.900% February 1, 2006
    500,000 Indiana Michigan Power                                       523,155
            1st Mortgage
            8.500% December 15, 2022
    750,000 Jersey Central Power & Light                                 762,338
            1st Mortgage
            7.980% February 16, 2023
    500,000 Metropolitan Edison Co                                       503,091
            1st Mortgage
            8.150% January 30, 2023
  1,600,000 New York State Electric & Gas Corp                         1,637,378
            1st Mortgage
            8.300% December 15, 2022
  2,000,000 Niagara Mohawk Power Corp                                  2,180,726
            1st Mortgage
            7.750% May 15, 2006
    500,000 Niagara Mohawk Power Corp                                    519,470
            1st Mortgage
            8.500% July 1, 2023
    500,000 Pennsylvania Power Co                                        496,031
            1st Mortgage
            8.500% July 15, 2022
    500,000 Potomac Edison Co                                            513,566
            1st Mortgage
            7.750% May 1, 2025
  1,000,000 Potomac Electric Power Co                                  1,034,118
            1st Mortgage
            8.500% May 15, 2027
    500,000 Public Service Co of New Mexico                              508,714
            Senior Notes
            7.100% August 1, 2005
    500,000 Texas Utilities Electric Co                                  525,557
            1st Mortgage
            8.750% November 1, 2023
    625,000 Texas Utilities Electric Co                                  634,849
            1st Mortgage
            7.875% April 1, 2024
    750,000 Union Electric Co                                            789,569
            1st Mortgage
            8.750% December 1, 2021
    500,000 Union Electric Co                                            527,932
            1st Mortgage
            8.250% October 15, 2022
                                                                     $14,305,517

FINANCIAL SERVICES --- 0.9%
    500,000 Auburn Hills Trust                                           717,222
            Debentures
            12.375% May 1, 2020
    500,000 Citigroup Inc                                                501,111
            Notes
            4.125% June 30, 2005
                                                                      $1,218,333

TELEPHONE & TELECOMMUNICATIONS --- 1.3%
    500,000 Esat Telecom Group PLC ADR                                   568,114
            Senior Notes
            11.875% December 1, 2008
    500,000 Rogers Cantel Inc                                            350,000
            Debentures
            9.750% June 1, 2016
    500,000 US West Communications                                       410,000
            Notes
            5.650% November 1, 2004
    500,000 Verizon Global Funding Corp                                  497,563
            Notes
            6.125% June 15, 2007
                                                                      $1,825,677

U.S. GOVERNMENTS --- 8.2%
  3,000,000 United States of America                                   3,209,064
            Treasury Notes
            5.750% August 15, 2010
  5,500,000 United States of America                                   5,869,528
            Treasury Notes
            5.750% November 15, 2005
  2,000,000 United States of America                                   2,038,344
            Treasury Notes
            3.875% July 31, 2003
                                                                     $11,116,936

TOTAL BONDS --- 34.6%                                                $47,218,143
(Cost $46,875,270)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.7%
     44,600 Honeywell International Inc                                1,571,258
     31,300 United Technologies Corp                                   2,125,270
                                                                      $3,696,528

AUTOMOBILES --- 0.8%
    104,000 General Motors Corp*                                       1,129,440
                                                                      $1,129,440

BANKS --- 2.6%
     36,400 Bank of New York Co Inc                                    1,228,500
     46,600 Wells Fargo & Co                                           2,332,796
                                                                      $3,561,296

BROADCAST/MEDIA --- 1.2%
     36,200 EchoStar Communications Corp                         Class A*
671,872
     89,900 Liberty Media Corp*                                          899,000
                                                                      $1,570,872

CHEMICALS --- 0.7%
     29,200 Dow Chemical Co                                            1,003,896
                                                                      $1,003,896

COMPUTER SOFTWARE & SERVICES --- 3.4%
     19,800 Adobe Systems Inc                                            564,300
     11,800 Affiliated Computer Services Inc                     Class A*
560,264
     77,100 Cisco Systems Inc*                                         1,075,545
     27,000 Microsoft Corp*                                            1,476,900
     15,800 eBay Inc*                                                    973,596
                                                                      $4,650,605

CONGLOMERATES --- 3.0%
     17,600 3M Co                                                      2,164,800
     66,100 General Electric Co                                        1,920,205
                                                                      $4,085,005

COSMETICS & PERSONAL CARE --- 0.9%
     36,200 Gillette Co                                                1,226,094
                                                                      $1,226,094

DISTRIBUTORS --- 0.6%
      1,400 AmericsourceBergen Corp                                      106,400
     21,900 Estee Lauder Cos*                                            770,880
                                                                        $877,280

ELECTRIC COMPANIES --- 0.5%
     11,200 Dominion Resources Inc                                       738,976
                                                                        $738,976

ELECTRONICS - SEMICONDUCTOR --- 2.2%
     20,500 Analog Devices Inc*                                          608,850
     29,200 Applied Materials Inc*                                       555,384
     50,400 Intel Corp                                                   920,808
     37,400 Texas Instruments Inc                                        886,380
                                                                      $2,971,422

FINANCIAL SERVICES --- 6.7%
     61,800 Citigroup Inc                                              2,394,750
     18,800 Goldman Sachs Group Inc                                    1,378,980
     79,500 JP Morgan Chase & Co                                       2,696,640
     35,500 Merrill Lynch & Co Inc                                     1,437,750
     68,100 Stilwell Financial Inc                                     1,239,420
                                                                      $9,147,540

FOOD & BEVERAGES --- 1.1%
     36,100 HJ Heinz Co                                                1,483,710
                                                                      $1,483,710

GOLD, METALS & MINING --- 2.2%
     57,900 Alcoa Inc                                                  1,919,385
     26,200 Phelps Dodge Corp                                          1,079,440
                                                                      $2,998,825

HEALTH CARE RELATED --- 1.0%
     27,300 HCA Inc                                                    1,296,750
                                                                      $1,296,750

HOUSEHOLD GOODS --- 1.0%
     15,100 Procter & Gamble Co                                        1,348,430
                                                                      $1,348,430

INSURANCE RELATED --- 3.5%
     35,700 Allmerica Financial Corp                                   1,649,340
     25,400 American International Group Inc                           1,733,042
     43,300 Principal Financial Group*                                 1,342,300
                                                                      $4,724,682

LEISURE & ENTERTAINMENT --- 2.7%
     47,600 AOL Time Warner Inc*                                         700,196
     37,600 Harrah's Entertainment Inc*                                1,667,560
     30,500 Viacom Inc Class B*                                        1,353,285
                                                                      $3,721,041

MACHINERY --- 1.2%
     13,600 SPX Corp*                                                  1,598,000
                                                                      $1,598,000

OIL & GAS --- 4.8%
     30,900 Apache Corp                                                1,776,132
     64,100 Exxon Mobil Corp                                           2,622,972
     25,300 GlobalSantaFe Corp*                                          691,955
     20,400 Noble Corp*                                                  787,440
     19,000 Unocal Corp                                                  701,860
                                                                      $6,580,359

PAPER & FOREST PRODUCTS --- 1.2%
     37,300 International Paper Co                                     1,625,534
                                                                      $1,625,534

PERSONAL LOANS --- 1.3%
     29,000 Capital One Financial Corp                                 1,770,450
                                                                      $1,770,450

PHARMACEUTICALS --- 5.5%
     26,800 Abbott Laboratories                                        1,009,020
     25,000 Forest Laboratories Inc*                                   1,770,000
     55,000 Pfizer Inc                                                 1,925,000
     12,300 Teva Pharmaceutical Industries Ltd sponsored ADR             821,394
     39,200 Wyeth                                                      2,007,040
                                                                      $7,532,454

RAILROADS --- 1.1%
     62,600 Norfolk Southern Corp                                      1,463,588
                                                                      $1,463,588

RETAIL --- 3.2%
     33,200 Home Depot Inc                                             1,219,436
     46,000 Target Corp                                                1,708,440
     26,300 Wal-Mart Stores Inc                                        1,446,763
                                                                      $4,374,639

SPECIALIZED SERVICES --- 1.8%
     45,500 First Data Corp                                            1,713,530
     17,300 Omnicom Group Inc                                            792,340
                                                                      $2,505,870

TELEPHONE & TELECOMMUNICATIONS --- 3.5%
     35,500 BellSouth Corp                                             1,118,250
     55,600 Nokia OYJ sponsored ADR                                      805,088
     46,900 SBC Communications Inc                                     1,430,450
     36,600 Verizon Communications                                     1,469,490
                                                                      $4,823,278

UNIT INVESTMENT TRUST --- 1.3%
     11,000 DIAMONDS Trust Series I                                    1,019,590
     27,300 Nasdaq-100 Shares*                                           711,711
                                                                      $1,731,301

TOTAL COMMON STOCK --- 61.8%                                         $84,237,865
(Cost $90,900,335)

SHORT-TERM INVESTMENTS

AGENCY --- 3.5%
  4,829,000 Freddie Mac                                                4,828,490
                                                                      $4,828,490

TOTAL SHORT-TERM INVESTMENTS --- 3.5%                                 $4,828,490
(Cost $4,828,490)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                         $136,284,498
(Cost $142,604,095)


The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.5%
    127,480 Aeroflex Inc*                                                885,986
     12,300 Alliant Techsystems Inc*                                     784,740
      4,924 Orbital Sciences Corp*                                        21,419
                                                                      $1,692,145

AIR FREIGHT --- 0.5%
     17,400 JB Hunt Transport Services Inc*                              513,648
                                                                        $513,648

AUTO PARTS & EQUIPMENT --- 0.4%
     28,200 Tower Automotive Inc*                                        393,390
                                                                        $393,390

BANKS --- 7.2%
     28,400 City National Corp                                         1,526,500
     25,900 Commerce Bancorp Inc                                       1,144,780
     30,000 Cullen/Frost Bankers Inc                                   1,076,700
     31,600 Greater Bay Bancorp                                          972,016
     58,600 Investors Financial Services Corp                          1,965,444
     47,700 Silicon Valley Bancshares*                                 1,257,372
                                                                      $7,942,812

BIOTECHNOLOGY --- 0.8%
     18,800 Cephalon Inc*                                                849,760
                                                                        $849,760

BROADCAST/MEDIA --- 3.1%
     44,900 Cumulus Media Inc Class A*                                   618,722
     95,200 Entravision Communications Corp                      Class A*
1,166,200
     16,000 Lin TV Corp*                                                 432,640
     53,600 Radio One Inc*                                               797,032
     53,400 Regent Communications Inc*                                   376,951
                                                                      $3,391,545

CHEMICALS --- 1.6%
     36,300 Atrix Labs Inc*                                              807,675
     29,800 Scios Nova Inc*                                              912,178
                                                                      $1,719,853

COMPUTER HARDWARE & SYSTEMS --- 0.4%
     84,800 Concurrent Computer Corp*                                    394,320
                                                                        $394,320

COMPUTER SOFTWARE & SERVICES --- 7.6%
     17,400 Anteon International Corp*                                   439,872
     52,100 Aspen Technology Inc*                                        434,514
     12,000 Cerner Corp*                                                 573,960
     30,400 Jack Henry & Associates Inc                                  507,376
     29,900 Manhattan Associates Inc*                                    961,584
     36,800 Manugistics Group Inc*                                       224,848
     50,900 Overture Services Inc*                                     1,271,482
     20,900 PEC Solutions Inc*                                           499,928
     61,100 Precise Software Solutions Ltd*                              583,505
     32,000 Retek Inc*                                                   777,600
      4,900 SRA International Inc*                                       132,202
      6,700 Skillsoft Corp*                                               52,595
     24,900 THQ Inc*                                                     742,518
     62,610 Tier Technologies Inc Class B*                             1,115,710
                                                                      $8,317,694

CONTAINERS --- 0.6%
     96,800 Crown Cork & Seal Co Inc*                                    663,080
                                                                        $663,080

DISTRIBUTORS --- 1.3%
     32,000 Performance Food Group Co*                                 1,083,520
     17,800 United Natural Foods Inc*                                    347,100
                                                                      $1,430,620

ELECTRONIC INSTRUMENTS & EQUIP --- 5.0%
     48,800 Alliance Gaming Corp*                                        596,336
     18,700 Itron Inc*                                                   490,501
     18,800 Millipore Corp                                               601,224
     37,500 OSI Systems Inc*                                             743,625
     23,800 Photon Dynamics Inc*                                         714,000
     38,900 Plexus Corp*                                                 704,090
     40,800 Quest Software Inc*                                          592,824
     39,100 Silicon Laboratories Inc*                                  1,058,046
                                                                      $5,500,646

ELECTRONICS - SEMICONDUCTOR --- 7.3%
     33,100 ATMI Inc*                                                    740,447
     32,300 Brooks-PRI Automation Inc*                                   825,588
     24,920 Cohu Inc                                                     430,618
     23,500 Cymer Inc*                                                   823,440
     43,000 Exar Corp*                                                   847,960
     30,900 Microsemi Corp*                                              203,940
     63,500 Microtune Inc*                                               565,785
      2,500 OmniVision Technologies Inc*                                  35,875
     20,500 QLogic Corp*                                                 781,050
     30,100 Semtech Corp*                                                803,670
     61,800 Skyworks Solutions Inc*                                      342,990
     23,300 Varian Semiconductor Equipment Associates Inc*               790,569
     38,250 Zoran Corp*                                                  876,308
                                                                      $8,068,240

FINANCIAL SERVICES --- 2.6%
     21,100 Eaton Vance Corp                                             657,054
     17,200 Getty Images Inc*                                            374,444
     37,100 Raymond James Financial Inc                                1,068,480
     35,400 Waddell & Reed Financial Class A                             811,368
                                                                      $2,911,346

FOOD & BEVERAGES --- 1.4%
     30,610 American Italian Pasta Co Class A*                         1,560,804
                                                                      $1,560,804

HEALTH CARE RELATED --- 8.3%
     17,300 Accredo Health Inc*                                          798,222
     30,300 CTI Molecular Imaging Inc*                                   695,082
     33,200 D & K Healthcare Resources Inc                             1,170,632
     20,600 DaVita Inc*                                                  490,280
     46,700 First Health Group Corp*                                   1,309,468
     44,500 Pharmaceutical Product                       Development Inc*
1,172,130
     83,525 Province Healthcare Co*                                    1,867,619
     24,100 Renal Care Group Inc*                                        750,715
     27,800 United Surgical Partners                   International Inc*
848,178
                                                                      $9,102,326

INSURANCE RELATED --- 1.4%
     27,800 Arthur J Gallagher & Co                                      963,270
     36,400 Hub International Ltd*                                       548,912
                                                                      $1,512,182

INVESTMENT BANK/BROKERAGE FIRM --- 0.9%
     16,900 Affiliated Managers Group Inc*                             1,039,350
                                                                      $1,039,350

LEISURE & ENTERTAINMENT --- 0.8%
     53,000 Intrawest Corp                                               899,940
                                                                        $899,940

MACHINERY --- 0.5%
     15,600 Kennametal Inc                                               569,400
                                                                        $569,400

MANUFACTURING --- 0.6%
     43,500 Maverick Tube Corp*                                          652,500
                                                                        $652,500

MEDICAL PRODUCTS --- 0.7%
     20,300 Varian Medical Systems Inc*                                  823,165
                                                                        $823,165

MISCELLANEOUS --- 0.7%
     59,000 Playtex Products Inc*                                        764,050
                                                                        $764,050

OIL & GAS --- 6.9%
     25,175 Cal Dive International Inc*                                  553,850
     20,600 Evergreen Resources Inc*                                     875,500
     49,400 FMC Technologies Inc*                                      1,016,158
     53,900 Patterson-UTI Energy Inc*                                  1,521,597
     29,700 Precision Drilling Corp*                                   1,031,778
     78,900 Pride International Inc*                                   1,235,574
     19,700 Smith International Inc*                                   1,343,343
                                                                      $7,577,800

PHARMACEUTICALS --- 2.6%
     51,400 First Horizon Pharmaceutical Corp*                         1,063,466
     19,200 NPS Pharmaceuticals Inc*                                     294,144
     17,800 Neurocrine Biosciences Inc*                                  509,970
     37,400 Noven Pharmaceuticals Inc*                                   953,700
                                                                      $2,821,280

POLLUTION CONTROL --- 2.7%
     40,600 Stericycle Inc*                                            1,437,646
     48,900 Waste Connections Inc*                                     1,527,636
                                                                      $2,965,282

PRINTING & PUBLISHING --- 0.5%
      8,300 McClatchy Co Class A                                         536,180
                                                                        $536,180

REAL ESTATE --- 0.3%
      8,000 Urban Outfitters Inc*                                        277,760
                                                                        $277,760

RESTAURANTS --- 1.0%
     45,600 California Pizza Kitchen Inc*                              1,130,880
                                                                      $1,130,880

RETAIL --- 12.1%
      6,800 Aeropostale Inc*                                             186,116
     33,300 American Eagle Outfitters Inc*                               703,962
     30,300 AnnTaylor Stores Corp*                                       769,317
     29,950 Cost Plus Inc*                                               912,247
     26,100 Duane Reade Inc*                                             888,705
     39,450 Insight Enterprises Inc*                                     993,746
     44,200 Linens 'n Things Inc*                                      1,450,202
     14,400 O'Reilly Automotive Inc*                                     396,864
     27,300 Pier 1 Imports Inc                                           566,475
     27,700 Ross Stores Inc                                            1,128,775
     36,000 Stage Stores Inc*                                          1,250,640
     31,800 Too Inc*                                                     979,440
     39,100 Tuesday Morning Corp*                                        725,696
     12,000 Whole Foods Market Inc*                                      578,640
     24,200 Williams-Sonoma Inc*                                         741,972
     38,600 Yankee Candle Co*                                          1,046,060
                                                                     $13,318,857

SPECIALIZED SERVICES --- 8.1%
     19,800 BISYS Group Inc*                                             659,340
     34,100 Career Education Corp*                                     1,534,500
     64,200 Corinthian Colleges Inc*                                   2,175,736
     31,600 Corporate Executive Board Co*                              1,082,300
     27,500 Cross Country Inc*                                         1,039,500
     23,100 FTI Consulting Inc*                                          808,731
     47,450 Heidrick & Struggles International Inc*                      947,577
     20,066 University of Phoenix Online*                                594,355
      8,300 iDine Rewards Network Inc*                                    95,450
                                                                      $8,937,489

TELEPHONE & TELECOMMUNICATIONS --- 1.1%
     52,700 Anaren Microwave Inc*                                        455,328
     29,600 Polycom Inc*                                                 354,904
     55,900 Tekelec*                                                     448,877
                                                                      $1,259,109

TEXTILES --- 0.8%
     15,400 Coach Inc*                                                   845,460
                                                                        $845,460

TRANSPORTATION --- 1.0%
     32,400 Yellow Corp*                                               1,049,760
                                                                      $1,049,760

UNIT INVESTMENT TRUST --- 0.6%
      7,500 Biotech HOLDRs Trust*                                        624,000
                                                                        $624,000

TOTAL COMMON STOCK --- 92.6%                                        $102,056,673
(Cost $106,717,374)

SHORT-TERM INVESTMENTS

AGENCY --- 7.4%
  1,500,000 Fannie Mae                                                 1,497,705
    500,000 Freddie Mac                                                  499,546
    440,000 Freddie Mac                                                  439,789
  5,671,000 Freddie Mac                                                5,670,401
                                                                      $8,107,441

TOTAL SHORT-TERM INVESTMENTS --- 7.4%                                 $8,107,441
(Cost $8,107,441)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                 $110,164,114
(Cost $114,824,815)


The Maxim Series Fund

Index 400 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.9%
      1,612 L-3 Communications Holdings Inc*                              87,048
        906 Precision Castparts Corp                                      29,898
        174 Sequa Corp Class A*                                           11,378
                                                                        $128,324

AIR FREIGHT --- 1.3%
        832 Airborne Inc                                                  15,974
        652 Atlas Air Worldwide Holdings Inc*                              2,412
      1,456 CH Robinson Worldwide Inc                                     48,820
        847 CNF Inc                                                       32,169
        801 EGL Inc*                                                      13,585
      1,786 Expeditors International of                   Washington Inc
59,224
        643 JB Hunt Transport Services Inc*                               18,981
                                                                        $191,165

AIRLINES --- 0.1%
        460 Alaska Air Group Inc*                                         12,006
                                                                         $12,006

AUTO PARTS & EQUIPMENT --- 1.4%
      1,170 ArvinMeritor Inc                                              28,080
        370 Bandag Inc                                                    10,478
        476 BorgWarner Inc                                                27,494
        757 Federal Signal Corp                                           18,168
      1,281 Gentex Corp*                                                  35,189
      1,129 Lear Corp*                                                    52,216
        600 Modine Manufacturing Co                                       14,748
        473 Superior Industries International Inc                         21,819
                                                                        $208,192

BANKS --- 10.2%
      1,314 Associated Banc-Corp                                          49,551
      1,574 Astoria Financial Corp                                        50,447
      1,277 Bank of Hawaii Corp                                           36,241
      2,547 Banknorth Group Inc                                           66,273
        855 City National Corp                                            45,956
      2,034 Colonial BancGroup Inc                                        30,510
      1,142 Commerce Bancorp Inc                                          50,476
      2,224 Compass Bancshares Inc                                        74,726
        829 First Virginia Banks Inc                                      44,451
      1,489 FirstMerit Corp                                               41,067
      2,368 Golden State Bancorp                                          85,840
        870 Greater Bay Bancorp                                           26,761
      2,742 Hibernia Corp                                                 54,264
        998 Independence Community Bank Corp                              28,673
      1,043 IndyMac Bancorp Inc*                                          23,655
      1,106 Investors Financial Services Corp                             37,095
      1,602 M&T Bank Corp                                                137,388
      1,223 Mercantile Bankshares Corp                                    50,180
      3,565 National Commerce Financial Corp                              93,760
      1,887 New York Community Bancorp Inc                                51,138
      2,843 North Fork Bancorp Inc                                       113,180
        855 Provident Financial Group Inc                                 24,804
      1,470 Roslyn Bancorp Inc                                            32,090
        821 Silicon Valley Bancshares*                                    21,642
      4,463 Sovereign Bancorp Inc                                         66,722
      1,292 TCF Financial Corp                                            63,437
        828 Webster Financial Corp                                        31,663
        593 Westamerica Bancorp                                           23,459
      1,140 Wilmington Trust Corp                                         34,770
                                                                      $1,490,219

BIOTECHNOLOGY --- 2.1%
      3,376 Gilead Sciences Inc*                                         111,003
      2,615 IDEC Pharmaceuticals Corp*                                    92,702
      1,163 Incyte Genomics Inc*                                           8,455
      4,855 Millennium Pharmaceuticals Inc*                               58,988
      1,509 Protein Design Labs Inc*                                      16,388
      1,272 Vertex Pharmaceuticals Inc*                                   20,708
                                                                        $308,244

BROADCAST/MEDIA --- 1.2%
        921 Emmis Communications Corp Class A*                            19,516
        867 Entercom Communications Corp*                                 39,795
      1,877 Hispanic Broadcasting Corp*                                   48,990
      1,872 Westwood One Inc*                                             62,562
                                                                        $170,863

BUILDING MATERIALS --- 0.4%
        841 Martin Marietta Materials Inc                                 32,799
        687 York International Corp                                       23,214
                                                                         $56,013

CHEMICALS --- 2.4%
        494 A Schulman Inc                                                10,596
      1,202 Airgas Inc*                                                   20,795
        728 Albemarle Corp                                                22,459
      1,943 Crompton Corp                                                 24,773
        668 Cytec Industries Inc*                                         21,002
        611 FMC Corp*                                                     18,434
        655 Ferro Corp                                                    19,748
        473 HB Fuller Co                                                  13,854
      1,971 IMC Global Inc                                                24,638
        909 Lubrizol Corp                                                 30,452
      2,037 Lyondell Chemical Co                                          30,759
        370 Minerals Technologies Inc                                     18,248
        805 Olin Corp                                                     17,831
      1,953 RPM Inc                                                       29,783
      1,805 Solutia Inc                                                   12,671
        859 Valspar Corp                                                  38,655
                                                                        $354,698

COMMUNICATIONS - EQUIPMENT --- 0.5%
        962 Price Communications Corp*                                    15,392
      1,009 Telephone & Data Systems Inc                                  61,095
                                                                         $76,487

COMPUTER HARDWARE & SYSTEMS --- 1.3%
      6,057 3Com Corp*                                                    26,651
      1,073 Activision Inc*                                               31,181
        758 Avocent Corp*                                                 12,067
        442 Cabot Microelectronics Corp*                                  19,077
        582 Imation Corp*                                                 17,320
        688 InFocus Corp*                                                  8,105
      1,942 McDATA Corp*                                                  17,109
      2,653 Quantum Corp*                                                 11,143
      1,157 Sandisk Corp*                                                 14,347
      1,820 Storage Technology Corp*                                      29,065
                                                                        $186,065

COMPUTER SOFTWARE & SERVICES --- 6.7%
      1,511 Acxiom Corp*                                                  26,427
        610 Advent Software*                                              15,677
      2,263 Affiliated Computer Services Inc                     Class A*
107,447
      4,450 Ascential Software Corp*                                      12,416
      4,290 Cadence Design Systems Inc*                                   69,155
      2,371 Electronic Arts Inc*                                         156,591
      1,439 Gartner Inc*                                                  13,527
        811 Internet Security Systems Inc*                                10,640
      1,557 Jack Henry & Associates Inc                                   25,986
      1,305 Keane Inc*                                                    16,639
      1,950 Legato Systems Inc*                                            7,020
      1,705 MPS Group Inc*                                                14,493
      1,027 Macromedia Inc*                                                9,109
      1,136 Mentor Graphics Corp*                                         16,154
        901 National Instruments Corp*                                    29,337
      2,495 Network Associates Inc*                                       48,079
        954 RSA Security  Inc*                                             4,589
        893 Retek Inc*                                                    21,700
      1,229 Reynolds & Reynolds Co Class A                                34,351
      4,839 SunGard Data Systems Inc*                                    128,137
      1,678 Sybase Inc*                                                   17,703
        720 Sykes Enterprises Inc*                                         5,536
      2,443 Symantec Corp*                                                80,253
      1,345 Synopsys Inc*                                                 73,719
      1,334 Titan Corp*                                                   24,399
        634 Transaction Systems Architects Inc Class A*                    7,456
      1,343 Wind River Systems*                                            6,728
                                                                        $983,268

CONGLOMERATES --- 0.4%
        525 Carlisle Cos Inc                                              23,615
        687 Teleflex Inc                                                  39,262
                                                                         $62,877

CONTAINERS --- 0.6%
        907 Longview Fibre Co                                              8,544
      1,823 Packaging Corp of America*                                    36,259
      1,651 Sonoco Products Co                                            46,344
                                                                         $91,147

DISTRIBUTORS --- 0.3%
      1,326 Fastenal Co                                                   51,064
                                                                         $51,064

ELECTRIC COMPANIES --- 5.6%
      1,453 ALLETE Inc                                                    39,376
      1,567 Alliant Energy Corp                                           40,272
      2,423 Aquila Inc                                                    19,384
        439 Black Hills Corp                                              15,189
        797 Cleco Corp                                                    17,454
      1,562 Conectiv Inc                                                  39,753
      2,196 DPL Inc                                                       58,084
      1,230 DQE Inc                                                       17,220
      2,034 Energy East Corp                                              45,968
      1,088 Great Plains Energy Inc                                       22,141
        639 Hawaiian Electric Industries Inc                              27,189
        630 IDACORP Inc                                                   17,331
      1,235 MDU Resources Group Inc                                       32,703
        916 NSTAR                                                         41,018
      2,407 Northeast Utilities                                           44,915
      1,331 OGE Energy Corp                                               30,427
        660 PNM Resources Inc                                             15,972
      1,874 Potomac Electric Power Co                                     40,254
      1,518 Puget Energy Inc                                              31,407
      1,429 Questar Corp                                                  35,525
      1,801 SCANA Corp                                                    55,687
      1,770 Sierra Pacific Resources                                      13,806
      1,170 Vectren Corp                                                  29,133
        566 WPS Resources Corp                                            23,110
      1,194 Westar Energy Inc*                                            18,328
      2,007 Wisconsin Energy Corp                                         50,717
                                                                        $822,363

ELECTRONIC INSTRUMENTS & EQUIP --- 3.0%
        559 Ametek Inc                                                    20,823
      1,707 Arrow Electronics Inc*                                        35,420
      8,060 Atmel Corp*                                                   50,456
      2,080 Avnet Inc                                                     45,739
      1,266 Diebold Inc                                                   47,146
      1,604 Energizer Holdings Inc*                                       43,982
      1,018 Hubbell Inc Class B                                           34,765
      1,497 KEMET Corp*                                                   26,736
        624 Newport Corp*                                                  9,772
        727 Plexus Corp*                                                  13,159
        961 Tech Data Corp*                                               36,374
        328 Tecumseh Products Co Class A                                  17,410
      2,749 Vishay Intertechnology Inc*                                   60,478
                                                                        $442,260

ELECTRONICS - SEMICONDUCTOR --- 3.7%
      1,092 Cabot Corp                                                    31,013
      1,408 Cirrus Logic Inc*                                             10,546
      1,059 Credence Systems Corp*                                        18,818
      1,244 Cree Inc*                                                     16,458
      2,109 Cypress Semiconductor Corp*                                   32,015
        549 FEI Co*                                                       13,456
      1,958 Fairchild Semiconductor Corp*                                 47,579
      1,818 Integrated Device Technology Inc*                             32,979
      1,084 International Rectifier Corp*                                 31,599
      2,356 Intersil Holding Corp*                                        50,371
        822 LTX Corp*                                                     11,738
      2,190 Lam Research Corp*                                            39,376
      1,896 Lattice Semiconductor Corp*                                   16,571
        739 MIPS Technologies Inc*                                         4,116
      1,614 Micrel Inc*                                                   23,209
      3,436 Microchip Technology Inc*                                     94,249
      2,900 RF Micro Devices Inc*                                         22,098
      1,257 Semtech Corp*                                                 33,562
      2,218 TriQuint Semiconductor Inc*                                   14,217
                                                                        $543,970

ENGINEERING & CONSTRUCTION --- 0.5%
        796 Dycom Industries Inc*                                          9,305
        711 Granite Construction Inc                                      17,988
        940 Jacobs Engineering Group Inc*                                 32,693
      1,163 Quanta Services Inc*                                          11,479
                                                                         $71,465

FINANCIAL SERVICES --- 3.1%
      1,413 AG Edwards Inc                                                54,923
      6,312 E*TRADE Group Inc*                                            34,464
      1,214 Eaton Vance Corp                                              37,804
      1,733 GreenPoint Financial Corp                                     85,090
        870 Investment Technology Group Inc*                              28,449
      1,009 LaBranche & Co Inc*                                           23,106
      1,120 Legg Mason Inc                                                55,115
      1,232 Neuberger Berman Inc                                          45,091
      1,866 SEI Investments Co                                            52,565
      1,372 Waddell & Reed Financial Class A                              31,446
                                                                        $448,053

FOOD & BEVERAGES --- 3.9%
      1,498 Constellation Brands Inc Class A*                             47,936
      1,558 Dean Foods Co*                                                58,113
        989 Dole Food Co Inc                                              28,681
        606 Dreyer's Grand Ice Cream Inc                                  41,572
      2,382 Hormel Foods Corp                                             57,025
        736 Interstate Bakeries Corp                                      21,256
        852 JM Smucker Co*                                                29,079
      2,426 McCormick & Co Inc (nonvtg)                                   62,470
      2,710 PepsiAmericas Inc                                             40,487
        812 Sensient Technologies Corp                                    18,481
      1,924 Smithfield Foods Inc*                                         35,690
        911 Tootsie Roll Industries Inc                                   35,128
      6,120 Tyson Foods Inc Class A                                       94,921
                                                                        $570,839

GOLD, METALS & MINING --- 0.5%
      1,881 AK Steel Holding Corp*                                        24,096
        907 Arch Coal Inc                                                 20,598
        373 Carpenter Technology Corp                                     10,746
        934 GrafTech International Ltd*                                   11,488
                                                                         $66,928

HEALTH CARE RELATED --- 5.8%
      1,599 AdvancePCS*                                                   38,280
        958 Apria Healthcare Group Inc*                                   21,459
      1,037 Covance Inc*                                                  19,444
      2,099 Cytyc Corp*                                                   15,994
      1,375 Express Scripts Inc Class A*                                  68,901
      1,754 First Health Group Corp*                                      49,182
      2,165 Health Net Inc*                                               57,957
        684 LifePoint Hospitals Inc*                                      24,836
      1,857 Lincare Holdings Inc*                                         59,981
      1,608 Omnicare Inc                                                  42,226
      1,531 Oxford Health Plans Inc*                                      71,130
        581 PacifiCare Health Systems Inc*                                15,803
      1,172 Patterson Dental Co*                                          58,987
      1,663 Quest Diagnostics Inc*                                       143,101
      1,278 Triad Hospitals Inc*                                          54,596
        616 Trigon Healthcare Inc*                                        61,957
      1,033 Universal Health Services Inc Class B*                        50,617
                                                                        $854,451

HOMEBUILDING --- 1.2%
      2,392 Clayton Homes Inc                                             37,794
      2,499 DR Horton Inc                                                 65,049
      1,125 Lennar Corp                                                   68,850
                                                                        $171,693

HOTELS/MOTELS --- 0.2%
      1,630 Extended Stay America Inc*                                    26,439
                                                                         $26,439

HOUSEHOLD GOODS --- 1.6%
        830 Blyth Industries Inc                                          25,913
        698 Church & Dwight Co Inc                                        21,868
      1,631 Dial Corp                                                     32,653
        967 Furniture Brands International Inc*                           29,252
        622 Lancaster Colony Corp                                         22,181
      1,178 Mohawk Industries Inc*                                        72,482
      1,368 Pennzoil-Quaker State Co                                      29,453
                                                                        $233,802

INSURANCE RELATED --- 4.7%
        914 Allmerica Financial Corp                                      42,227
        704 AmerUs Group Co                                               26,083
      1,180 American Financial Group Inc                                  28,202
      1,474 Arthur J Gallagher & Co                                       51,074
        867 Everest Re Group Ltd                                          48,509
      1,624 Fidelity National Financial Inc                               51,318
      1,039 HCC Insurance Holdings Inc                                    27,378
        721 Horace Mann Educators Corp                                    13,353
        974 Leucadia National Corp                                        30,837
        833 Mony Group Inc                                                28,322
      1,020 Ohio Casualty Corp*                                           21,318
      2,078 Old Republic International Corp                               65,457
      1,534 PMI Group Inc                                                 58,599
      1,169 Protective Life Corp                                          38,694
      1,627 Radian Group Inc                                              79,202
        530 StanCorp Financial Group Inc                                  29,415
      1,176 Unitrin Inc                                                   42,066
                                                                        $682,054

LEISURE & ENTERTAINMENT --- 1.4%
      1,323 Callaway Golf Co                                              20,956
        988 GTECH Holdings Corp*                                          25,234
        918 International Speedway Corp Class A                           36,812
        854 Macrovision Corp*                                             11,196
      1,171 Mandalay Resort Group*                                        32,284
      5,211 Park Place Entertainment Corp*                                53,413
      1,606 Six Flags Inc*                                                23,207
                                                                        $203,102

MACHINERY --- 2.2%
      1,277 AGCO Corp*                                                    25,068
        552 Albany International Corp Class A                             14,854
        756 Donaldson Co Inc                                              26,490
        935 Flowserve Corp*                                               27,863
        703 Harsco Corp                                                   26,363
        505 Kaydon Corp                                                   11,923
        595 Kennametal Inc                                                21,718
        579 Nordson Corp                                                  14,278
        852 Pentair Inc                                                   40,964
        704 SPX Corp*                                                     82,720
        482 Stewart & Stevenson Services Inc                               8,551
        763 Trinity Industries Inc                                        15,931
                                                                        $316,723

MEDICAL PRODUCTS --- 2.3%
      1,838 Apogent Techologies Inc*                                      37,808
      1,075 Beckman Coulter Inc                                           53,643
      1,371 Dentsply International Inc                                    50,604
      1,038 Edwards Lifesciences Corp*                                    23,791
        767 Henry Schein Inc*                                             34,132
      1,101 Hillenbrand Industries Inc                                    61,821
      1,213 Steris Corp*                                                  22,901
        927 VISX Inc*                                                     10,104
      1,170 Varian Medical Systems Inc*                                   47,444
                                                                        $342,248

OFFICE EQUIPMENT & SUPPLIES --- 0.5%
      1,008 HON Industries Inc                                            27,438
      1,289 Herman Miller Inc                                             26,167
        731 Wallace Computer Services Inc                                 15,717
                                                                         $69,322

OIL & GAS --- 6.1%
        932 Cooper Cameron Corp*                                          45,127
      2,344 ENSCO International Inc                                       63,897
      1,095 Equitable Resources Inc                                       37,559
      1,103 FMC Technologies Inc*                                         22,689
        804 Forest Oil Corp*                                              22,761
      1,892 Grant Prideco Inc*                                            25,731
      1,101 Hanover Compressor Co*                                        14,864
        884 Helmerich & Payne Inc                                         31,576
        781 Murphy Oil Corp                                               64,433
      1,393 National-Oilwell Inc*                                         29,323
        974 Noble Energy Inc*                                             35,113
      2,998 Ocean Energy Inc                                              64,967
      1,348 Patterson-UTI Energy Inc*                                     38,054
      1,976 Pioneer Natural Resources Co*                                 51,475
      2,280 Pride International Inc*                                      35,705
        860 Smith International Inc*                                      58,643
      1,067 Tidewater Inc                                                 35,126
      1,836 Valero Energy Corp                                            68,703
      1,672 Varco International Inc*                                      29,327
      2,079 Weatherford International Inc*                                89,813
        594 Western Gas Resources Inc                                     22,216
                                                                        $887,102

PAPER & FOREST PRODUCTS --- 0.8%
        943 Bowater Inc                                                   51,271
        754 Glatfelter                                                    14,175
        487 Potlatch Corp                                                 16,568
        495 Rayonier Inc                                                  24,319
        867 Wausau-Mosinee Paper Corp                                     10,447
                                                                        $116,780

PERSONAL LOANS --- 0.3%
      1,472 AmeriCredit Corp*                                             41,290
      1,081 Metris Cos Inc                                                 8,983
                                                                         $50,273

PHARMACEUTICALS --- 1.5%
        742 Barr Laboratories Inc*                                        47,139
      1,420 ICN Pharmaceuticals Inc                                       34,378
      3,432 IVAX Corp*                                                    37,066
      2,172 Mylan Laboratories Inc                                        68,092
      1,239 Perrigo Co*                                                   16,107
      1,346 Sepracor Inc*                                                 12,854
                                                                        $215,636

POLLUTION CONTROL --- 0.4%
      2,882 Republic Services Inc*                                        54,960
                                                                         $54,960

PRINTING & PUBLISHING --- 2.0%
        442 Banta Corp                                                    15,868
      1,897 Belo Corp Class A                                             42,891
        786 Lee Enterprises Inc                                           27,510
        390 Media General Inc Class A                                     23,556
      1,706 Reader's Digest Association Inc Class A                       31,953
        666 Scholastic Corp*                                              25,241
        924 Valassis Communications Inc*                                  33,726
        163 Washington Post Co Class B                                    89,650
                                                                        $290,395

RAILROADS --- 0.2%
        831 GATX Corp                                                     25,013
                                                                         $25,013

REAL ESTATE --- 0.5%
      1,071 Hospitality Properties Trust REIT                             39,092
      1,599 New Plan Excel Realty Trust REIT                              33,307
                                                                         $72,399

RESTAURANTS --- 1.3%
        612 Bob Evans Farms Inc                                           19,266
      1,691 Brinker International Inc*                                    53,689
        975 CBRL Group Inc                                                29,757
        874 Cheesecake Factory Inc*                                       31,010
      1,350 Outback Steakhouse Inc*                                       47,385
        358 Papa John's International Inc*                                11,954
                                                                        $193,061

RETAIL --- 5.1%
      1,211 99 Cents Only Stores*                                         31,062
      1,713 Abercrombie & Fitch Co*                                       41,318
      1,230 American Eagle Outfitters Inc*                                26,002
      1,223 BJ's Wholesale Club Inc*                                      47,086
      1,192 Barnes & Noble Inc*                                           31,505
      1,419 Borders Group Inc*                                            26,110
      1,484 CDW Computer Centers Inc*                                     69,466
        842 Claire's Stores Inc                                           19,282
      1,581 Copart Inc*                                                   25,660
      1,966 Dollar Tree Stores Inc*                                       77,480
        643 Longs Drug Stores Corp                                        18,139
      1,166 Michaels Stores Inc*                                          45,474
        851 Neiman Marcus Group Inc*                                      29,530
        407 Payless ShoeSource Inc*                                       23,464
      1,360 Ross Stores Inc                                               55,420
        789 Ruddick Corp                                                  13,216
      2,462 Saks Inc*                                                     31,612
      1,286 United Rentals Inc*                                           28,035
        968 Whole Foods Market Inc*                                       46,677
      1,962 Williams-Sonoma Inc*                                          60,155
                                                                        $746,693

SHOES --- 0.2%
        645 Timberland Co Class A*                                        23,104
                                                                         $23,104

SPECIALIZED SERVICES --- 4.8%
      2,079 BISYS Group Inc*                                              69,231
        899 CSG Systems International Inc*                                17,207
        984 Catalina Marketing Corp*                                      27,768
      2,522 Ceridian Corp*                                                47,868
      1,205 Certegy Inc*                                                  44,693
      1,325 CheckFree Corp*                                               20,723
      1,476 ChoicePoint Inc*                                              67,114
      2,074 DST Systems Inc*                                              94,803
      1,231 DeVry Inc*                                                    28,116
      1,304 Dun & Bradstreet Corp*                                        43,097
        620 Education Management Corp*                                    25,253
      1,677 Harte-Hanks Inc                                               34,462
        601 Kelly Services Inc Class A                                    16,233
        676 Korn/Ferry International*                                      6,152
      1,292 Manpower Inc                                                  47,481
        429 NCO Group Inc*                                                 9,344
        929 Pittston Brink's Group                                        22,296
        515 Rollins Inc                                                   10,475
      1,079 Sotheby's Holdings Inc Class A*                               15,376
        686 Sylvan Learning Systems Inc*                                  13,679
      1,525 Viad Corp                                                     39,650
                                                                        $701,021

TELEPHONE & TELECOMMUNICATIONS --- 1.0%
        679 ADTRAN Inc*                                                   12,900
      1,404 Advanced Fibre Communications*                                23,222
      3,759 Broadwing Inc*                                                 9,773
      1,062 CommScope Inc*                                                13,275
      1,168 Harris Corp                                                   42,457
        782 Plantronics Inc*                                              14,866
      1,708 Polycom Inc*                                                  20,479
      1,141 Powerwave Technologies Inc*                                   10,452
                                                                        $147,424

TEXTILES --- 0.4%
        775 Coach Inc*                                                    42,548
        900 Unifi Inc*                                                     9,810
                                                                         $52,358

TOBACCO --- 0.7%
      1,578 RJ Reynolds Tobacco Holdings Inc                              84,818
        449 Universal Corp                                                16,478
                                                                        $101,296

TRANSPORTATION --- 0.4%
        720 Alexander & Baldwin Inc                                       18,382
        611 Overseas Shipholding Group Inc                                12,880
      1,462 Swift Transportation Co Inc*                                  34,065
                                                                         $65,327

UTILITIES --- 0.7%
        981 AGL Resources Inc                                             22,965
      1,388 National Fuel Gas Co                                          31,244
      1,020 ONEOK Inc                                                     22,389
        850 WGL Holdings Inc                                              22,100
                                                                         $98,698

WATER --- 0.5%
      1,731 American Water Works Co Inc                                   74,797
                                                                         $74,797

TOTAL COMMON STOCK --- 96.7%                                         $14,152,681
(Cost $14,107,913)

SHORT-TERM INVESTMENTS

AGENCY --- 2.6%
    385,000 Freddie Mac                                                  384,959
                                                                        $384,959

U.S. GOVERNMENTS --- 0.7%
    100,000 United States of America (1)                                  99,595
                                                                         $99,595

TOTAL SHORT-TERM INVESTMENTS --- 3.3%                                   $484,554
(Cost $484,554)

TOTAL INDEX 400 PORTFOLIO --- 100.0%                                 $14,637,235
(Cost $14,592,467)


The Maxim Series Fund

Index 600 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.2%
      2,987 AAR Corp                                                      30,139
      5,630 Aeroflex Inc*                                                 39,129
      3,519 Alliant Techsystems Inc*                                     224,481
      2,848 Armor Holdings Inc*                                           72,624
      3,337 BE Aerospace Inc*                                             43,982
        945 Curtiss-Wright Corp                                           75,458
      1,539 DRS Technologies Inc*                                         65,792
      1,847 EDO Corp                                                      52,640
      4,085 GenCorp Inc                                                   58,416
      2,080 Kaman Corp Class A                                            34,861
      2,035 Mercury Computer Systems Inc*                                 44,098
      1,450 Triumph Group Inc*                                            64,670
                                                                        $806,290

AGRICULTURE --- 0.5%
      3,295 Corn Products International Inc                              102,540
      3,651 Delta & Pine Land Co                                          73,385
                                                                        $175,925

AIR FREIGHT --- 0.2%
      2,023 Forward Air Corp*                                             66,314
                                                                         $66,314

AIRLINES --- 0.8%
      4,085 Atlantic Coast Airlines Holdings Inc*                         88,645
      2,765 Frontier Airlines Inc*                                        22,479
      3,100 Mesa Air Group Inc*                                           28,520
      1,300 Midwest Express Holdings Inc*                                 17,160
      5,363 SkyWest Inc                                                  125,441
                                                                        $282,245

AUTO PARTS & EQUIPMENT --- 0.4%
      2,425 Intermet Corp                                                 26,045
      1,400 Midas Inc*                                                    17,514
      1,141 Standard Motor Products Inc                                   19,066
      5,916 Tower Automotive Inc*                                         82,528
                                                                        $145,153

BANKS --- 7.2%
      2,214 American Financial Holdings Inc                               66,243
      2,340 Anchor Bancorp Wisconsin Inc                                  56,417
      2,103 Boston Private Financial Holdings Inc                         52,028
      3,011 Chittenden Corp                                               87,259
      4,271 Commercial Federal Corp                                      122,791
      3,726 Community First Bankshares Inc                                97,211
      4,858 Cullen/Frost Bankers Inc                                     174,354
      2,458 Dime Community Bancshares                                     55,772
      2,596 Downey Financial Corp                                        122,791
      2,175 East West Bancorp Inc                                         75,081
      2,520 First BanCorp                                                 94,324
      4,622 First Midwest Bancorp Inc                                    128,399
      1,285 First Republic Bank*                                          35,042
      1,660 FirstFed Financial Corp*                                      48,140
      1,035 GBC Bancorp                                                   29,963
      4,228 Hudson United Bancorp                                        120,752
      2,095 MAF Bancorp Inc                                               78,772
      2,439 Provident Bankshares Corp                                     57,780
      2,705 Riggs National Corp                                           40,332
      2,298 Seacoast Financial Services Corp                              57,611
      3,839 South Financial Group Inc                                     86,028
      3,064 Southwest Bancorp of Texas Inc*                              110,978
      5,910 Staten Island Bancorp Inc                                    113,472
      3,979 Sterling Bancshares Inc                                       58,770
      3,730 Susquehanna Bancshares Inc                                    84,708
      6,673 TrustCo Bank Corp NY                                          87,883
      1,799 UCBH Holdings Inc                                             68,380
      4,054 United Bankshares Inc                                        119,107
      5,962 Washington Federal Inc                                       150,600
      3,730 Whitney Holding Corp                                         114,660
                                                                      $2,595,648

BIOTECHNOLOGY --- 1.6%
      1,911 ArQule Inc*                                                   12,899
      5,450 Bio-Technology General Corp*                                  32,755
      5,162 Cephalon Inc*                                                233,322
      2,703 Enzo Biochem Inc*                                             38,734
      3,124 IDEXX Laboratories Inc*                                       80,568
      4,062 Regeneron Pharmaceuticals Inc*                                58,940
      3,888 Techne Corp*                                                 109,719
                                                                        $566,937

BUILDING MATERIALS --- 1.1%
      2,670 Apogee Enterprises Inc                                        38,341
      1,835 Elcor Corp                                                    50,866
      3,118 Griffon Corp*                                                 56,436
      5,320 Lennox International Inc                                      95,707
      1,160 Simpson Manufacturing Co Inc*                                 66,271
      1,679 Universal Forest Products Inc                                 39,322
      2,530 Watsco Inc                                                    46,198
                                                                        $393,141

CHEMICALS --- 2.2%
      2,065 Arch Chemicals Inc                                            50,448
      2,440 Cambrex Corp                                                  97,844
      1,317 ChemFirst Inc                                                 37,732
      3,025 Georgia Gulf Corp                                             79,981
      3,005 MacDermid Inc                                                 63,886
      1,400 Material Sciences Corp*                                       19,628
      2,593 OM Group Inc                                                 160,766
      3,760 Omnova Solutions Inc*                                         31,584
        705 Penford Corp                                                  12,761
      8,755 PolyOne Corp                                                  98,494
        820 Quaker Chemical Corp                                          20,090
      2,731 Scotts Co Class A*                                           123,987
                                                                        $797,201

COMMUNICATIONS - EQUIPMENT --- 0.2%
      4,905 Aspect Communications Corp*                                   15,696
      1,660 Boston Communications Group Inc*                              13,346
      1,173 Brooktrout Inc*                                                6,686
      2,296 Metro One Telecommunications*                                 32,052
                                                                         $67,780

COMPUTER HARDWARE & SYSTEMS --- 0.3%
      2,360 Pinnacle Entertainment Inc*                                   25,087
      5,365 Pinnacle Systems Inc*                                         58,956
      1,325 SBS Technologies Inc*                                         16,230
                                                                        $100,273

COMPUTER SOFTWARE & SERVICES --- 5.7%
      1,311 ANSYS Inc*                                                    26,351
      9,930 Adaptec Inc*                                                  78,348
      3,863 American Management Systems Inc*                              73,822
      2,230 Analysts International Corp                                    9,478
      3,328 Aspen Technology Inc*                                         27,756
      2,450 Avid Technology Inc*                                          22,687
      2,087 BARRA Inc*                                                    77,595
      1,551 Bell Microproducts Inc*                                       12,486
      1,846 Black Box Corp*                                               75,188
      2,594 CACI International Inc Class A*                               99,065
      5,721 CIBER Inc*                                                    41,477
      2,975 Captaris Inc*                                                  8,776
      2,035 Carreker Corp*                                                23,036
      1,220 Catapult Communications Corp*                                 26,683
      3,326 Cerner Corp*                                                 159,083
      1,945 Computer Task Group Inc*                                       9,667
      1,610 Concord Communications Inc*                                   26,533
      3,689 Dendrite International Inc*                                   35,673
      2,023 Digi International Inc*                                        6,678
      3,301 Fair Isaac & Co Inc                                          108,504
      3,260 FileNET Corp*                                                 47,270
      2,050 Gerber Scientific Inc*                                         7,196
      3,301 HNC Software Inc*                                             55,127
      2,395 Hutchinson Technology Inc*                                    37,458
      3,113 Hyperion Solutions Corp*                                      56,773
      3,180 InterVoice-Brite Inc*                                          4,547
      1,864 Kronos Inc*                                                   56,831
      1,690 MICROS Systems Inc*                                           46,830
      2,160 MRO Software Inc*                                             24,581
      2,661 Manhattan Associates Inc*                                     85,578
      1,450 MapInfo Corp*                                                 13,195
      2,860 NYFIX Inc*                                                    24,310
      3,173 Netegrity Inc*                                                19,546
      2,035 Network Equipment Technologies Inc*                            8,751
      1,825 PC-Tel Inc*                                                   12,353
      2,320 Phoenix Technologies Ltd*                                     23,200
      3,364 Progress Software Corp*                                       49,649
      1,440 QRS Corp*                                                     11,218
      1,660 RadiSys Corp*                                                 19,306
      2,530 Radiant Systems Inc*                                          32,966
      2,475 Rainbow Technologies Inc*                                     12,177
     11,260 Read-Rite Corp*                                                5,405
      1,795 Roxio Inc*                                                    12,924
      1,470 SCM Microsystems Inc*                                         19,669
      3,793 SERENA Software Inc*                                          51,954
      1,572 SPSS Inc*                                                     24,429
      1,325 StarTek Inc*                                                  35,431
      3,100 Systems & Computer Tech Corp*                                 41,881
      1,304 TALX Corp*                                                    24,724
      3,704 THQ Inc*                                                     110,453
      3,481 Take-Two Interactive Software Inc*                            71,674
      3,300 Verity Inc*                                                   36,597
      1,640 ZixIt Corp*                                                    8,987
      2,200 ePresence Inc*                                                 8,250
                                                                      $2,050,126

CONGLOMERATES --- 0.4%
      1,470 Lydall Inc*                                                   22,418
      1,160 Standex International Corp                                    29,116
      3,540 Tredegar Corp                                                 85,491
                                                                        $137,025

CONTAINERS --- 0.4%
      3,400 AptarGroup Inc                                               104,550
      2,189 Myers Industries Inc                                          37,279
                                                                        $141,829

COSMETICS & PERSONAL CARE --- 0.3%
      6,188 NBTY Inc*                                                     95,790
      1,485 Nature's Sunshine Products Inc                                16,795
                                                                        $112,585

DISTRIBUTORS --- 1.3%
      1,754 Advanced Marketing Services Inc                               32,098
      1,764 Applied Industrial Technologies Inc                           34,398
      4,910 Fleming Cos Inc                                               90,099
        860 Lawson Products Inc                                           26,497
      1,125 Nash-Finch Co                                                 35,955
      3,205 Owens & Minor Inc                                             63,331
      4,077 Performance Food Group Co*                                   138,047
      1,785 United Natural Foods Inc*                                     34,808
                                                                        $455,233

ELECTRIC COMPANIES --- 1.2%
      1,501 CH Energy Group Inc                                           74,284
      1,125 Central Vermont Public Service Corp                           19,800
      4,776 El Paso Electric Co*                                          66,148
        540 Green Mountain Power Corp                                      9,806
      3,252 RGS Energy Group Inc                                         127,478
      1,330 UIL Holdings Corp                                             72,432
      3,100 UniSource Energy Corp                                         57,567
                                                                        $427,515

ELECTRONIC INSTRUMENTS & EQUIP --- 5.7%
      2,633 AO Smith Corp                                                 81,123
      3,874 Acuity Brands Inc                                             70,507
      1,235 Analogic Corp                                                 60,725
      3,412 Anixter International Inc*                                    79,295
      3,540 Artesyn Technologies Inc*                                     23,116
      1,972 AstroPower Inc*                                               38,730
      1,335 BEI Technologies Inc                                          15,286
      3,182 Baldor Electric Co                                            79,741
      2,260 Belden Inc                                                    47,098
      2,167 Benchmark Electronics Inc*                                    62,496
      2,115 Brady Corp Class A                                            72,904
      2,480 C&D Technologies Inc                                          44,690
      3,078 CTS Corp                                                      37,028
      2,925 Checkpoint Systems Inc*                                       34,223
      4,116 Cognex Corp*                                                  82,526
      2,710 Coherent Inc*                                                 80,051
      2,595 Electro Scientific Industries Inc*                            63,059
      1,600 Flir Systems Inc*                                             67,152
      2,997 Harman International Industries Inc                          147,602
      1,489 Intermagnetics General Corp*                                  30,078
      1,893 Itron Inc*                                                    49,653
      1,450 Keithley Instruments Inc                                      20,938
      2,100 MagneTek Inc*                                                 20,790
      3,360 Methode Electronics Inc Class A                               42,907
      1,837 Park Electrochemical Corp                                     48,681
      3,711 Paxar Corp*                                                   62,159
      1,563 Photon Dynamics Inc*                                          46,890
      2,990 Pioneer-Standard Electronics Inc                              31,066
      1,152 Planar Systems Inc*                                           22,176
      2,251 Regal-Beloit Corp                                             53,596
      1,445 Rogers Corp*                                                  40,185
      2,946 Roper Industries Inc                                         109,886
      3,714 Technitrol Inc                                                86,536
      3,025 Teledyne Technologies Inc*                                    62,345
      2,645 Trimble Navigation Ltd*                                       40,998
      2,659 Veeco Instruments Inc*                                        61,449
      4,011 Vicor Corp*                                                   28,037
      2,000 X-Rite Inc                                                    17,200
                                                                      $2,062,922

ELECTRONICS - SEMICONDUCTOR --- 4.1%
      2,812 ATMI Inc*                                                     62,904
      2,105 AXT Inc*                                                      16,798
      2,277 Actel Corp*                                                   47,863
      2,970 Advanced Energy Industries Inc*                               65,875
      3,840 Alliance Semiconductor Corp*                                  27,264
      9,125 Axcelis Technologies Inc*                                    104,755
      3,158 Brooks-PRI Automation Inc*                                    80,718
      1,925 Cohu Inc                                                      33,264
      3,158 Cymer Inc*                                                   110,656
      2,514 DSP Group Inc*                                                49,274
      1,725 DuPont Photomasks Inc*                                        56,028
      4,103 ESS Technology Inc*                                           71,967
      1,980 Electroglas Inc*                                              19,800
      3,633 Exar Corp*                                                    71,643
      2,395 Helix Technology Corp                                         49,337
      6,150 Kopin Corp*                                                   40,590
      4,585 Kulicke & Soffa Industries Inc*                               56,808
      2,630 Microsemi Corp*                                               17,358
      2,335 Pericom Semiconductor Corp*                                   27,063
      2,815 Photronics Inc*                                               53,316
      2,620 Power Integrations Inc*                                       46,895
      1,518 Rudolph Technologies Inc*                                     37,844
     12,576 Skyworks Solutions Inc*                                       69,797
      1,490 Standard Microsystems Corp*                                   35,179
      1,185 Supertex Inc*                                                 20,880
      2,709 Therma Wave Inc*                                              30,856
      1,994 Three-Five Systems Inc*                                       22,732
      2,070 Ultratech Stepper Inc*                                        33,513
      3,038 Varian Semiconductor Equipment Associates Inc*               103,079
                                                                      $1,464,056

ENGINEERING & CONSTRUCTION --- 1.3%
        600 Butler Manufacturing Co                                       16,470
      1,435 EMCOR Group Inc*                                              83,244
      2,627 Florida Rock Industries Inc                                   94,598
      2,530 Insituform Technologies Inc Class A*                          53,585
      3,855 Shaw Group Inc*                                              118,349
      1,955 Texas Industries Inc                                          61,563
      1,695 URS Corp*                                                     47,121
                                                                        $474,930

FINANCIAL SERVICES --- 0.7%
      2,470 Jefferies Group Inc                                          104,827
      4,555 Raymond James Financial Inc                                  131,184
      1,575 SWS Group Inc                                                 30,902
                                                                        $266,913

FOOD & BEVERAGES --- 1.1%
      1,685 American Italian Pasta Co Class A*                            85,918
        805 Coca-Cola Bottling Co Consolidated                            34,615
      3,160 Hain Celestial Group Inc*                                     58,460
      1,785 International Multifoods Corp*                                47,053
        770 J&J Snack Foods Corp*                                         34,619
      2,679 Lance Inc                                                     39,060
      2,825 Ralcorp Holdings Inc*                                         88,281
                                                                        $388,006

GOLD, METALS & MINING --- 1.4%
      1,320 AM Castle & Co                                                16,474
      1,510 Brush Engineered Materials Inc*                               18,724
      1,925 Century Aluminum Co                                           28,663
        910 Cleveland-Cliffs Inc                                          24,625
      1,238 Commercial Metals Co                                          58,112
      1,500 Commonwealth Industries Inc                                   10,785
      1,410 IMCO Recycling Inc*                                           13,889
      6,976 Massey Energy Co                                              88,595
      1,272 Quanex Corp                                                   55,586
      1,965 RTI International Metals Inc*                                 23,875
      2,300 Ryerson Tull Inc                                              26,749
      4,270 Steel Dynamics Inc*                                           70,327
        900 Steel Technologies Inc                                        11,862
      4,007 Stillwater Mining Co*                                         63,631
                                                                        $511,897

HEALTH CARE RELATED --- 4.9%
      2,921 Accredo Health Inc*                                          134,775
      2,858 Ameripath Inc*                                                68,592
      5,532 Coventry Health Care Inc*                                    157,662
      1,795 Cryolife Inc*                                                 28,828
        859 Curative Health Services Inc*                                 14,414
      1,138 DIANON Systems Inc*                                           60,792
      6,044 Hooper Holmes Inc                                             48,775
      1,475 Impath Inc*                                                   26,476
      2,145 MAXIMUS Inc*                                                  67,997
      4,386 Mid Atlantic Medical Services Inc*                           137,501
      4,665 Orthodontic Centers of America Inc*                          107,015
      2,345 PAREXEL International Corp*                                   32,619
      2,504 Pediatrix Medical Group Inc*                                  62,600
      5,104 Pharmaceutical Product                       Development Inc*
134,439
      4,203 Priority Healthcare Corp*                                     98,771
      4,460 Province Healthcare Co*                                       99,726
      1,645 RehabCare Group Inc*                                          39,529
      4,575 Renal Care Group Inc*                                        142,511
      2,610 Sierra Health Services Inc*                                   58,334
      2,100 Sunrise Assisted Living Inc*                                  56,280
      2,350 Syncor International Corp*                                    74,025
      8,915 US Oncology Inc*                                              74,262
      1,042 Woodward Governor Co                                          61,603
                                                                      $1,787,526

HOMEBUILDING --- 2.4%
      4,555 Champion Enterprises Inc*                                     25,599
      3,234 Fleetwood Enterprises Inc                                     28,136
      2,510 MDC Holdings Inc                                             130,520
        681 NVR Inc*                                                     219,963
      2,524 Ryland Group Inc                                             125,569
        764 Skyline Corp                                                  25,082
      2,986 Standard Pacific Corp                                        104,749
      6,620 Toll Brothers Inc*                                           193,966
                                                                        $853,584

HOTELS/MOTELS --- 0.3%
      2,725 Marcus Corp                                                   44,990
      4,237 Prime Hospitality Corp*                                       54,869
                                                                         $99,859

HOUSEHOLD GOODS --- 1.9%
      1,550 AT Cross Co Class A*                                          11,625
      2,225 Applica Inc*                                                  27,590
      1,125 Bassett Furniture Industries Inc                              21,936
      1,220 Department 56 Inc*                                            19,862
      1,285 Enesco Group Inc*                                             11,231
      3,590 Ethan Allen Interiors Inc                                    126,583
      3,076 Fedders Corp                                                   8,213
      4,740 Interface Inc                                                 38,110
      5,753 La-Z-Boy Inc                                                 145,091
      1,415 Libbey Inc                                                    48,252
        656 National Presto Industries Inc                                20,992
      1,200 Royal Appliance Manufacturing Co*                              7,632
      1,935 Russ Berrie & Co Inc                                          68,499
      1,000 Salton Inc*                                                   13,940
      1,162 Toro Co                                                       66,629
      1,520 WD-40 Co                                                      42,195
                                                                        $678,380

INSURANCE RELATED --- 2.5%
      1,954 Delphi Financial Group Inc Class A                            84,511
      6,590 First American Financial Corp                                148,605
      6,665 Fremont General Corp                                          27,860
      2,670 Hilb Rogal & Hamilton Co                                     120,818
      1,772 LandAmerica Financial Group Inc                               55,818
      2,005 Philadelphia Consolidated                       Holding Corp*
90,907
      2,704 Presidential Life Corp                                        54,810
        970 RLI Corp                                                      50,004
        850 SCPIE Holdings Inc                                             5,168
      2,420 Selective Insurance Group Inc                                 68,559
      1,640 Stewart Information Services Corp*                            33,030
      3,436 Trenwick Group Ltd                                            25,770
      4,503 UICI*                                                         90,780
      1,685 Zenith National Insurance Corp                                53,667
                                                                        $910,307

LEISURE & ENTERTAINMENT --- 2.7%
      1,155 4Kids Entertainment Inc*                                      23,366
      1,585 Action Performance Cos Inc*                                   50,086
      2,230 Arctic Cat Inc                                                38,777
      2,692 Argosy Gaming Corp*                                           76,453
      3,385 Aztar Corp*                                                   70,408
      3,046 Bally Total Fitness*                                          56,991
      1,500 Coachmen Industries Inc                                       21,600
      1,005 Huffy Corp*                                                    8,472
      2,074 JAKKS Pacific Inc*                                            36,731
      1,715 K2 Inc*                                                       16,738
      1,500 Meade Instruments Corp*                                        8,505
      4,416 Midway Games Inc*                                             37,536
      2,725 Monaco Coach Corp*                                            59,051
      2,188 Polaris Industries Inc                                       142,220
      2,447 SCP Pool Corp*                                                67,929
      1,700 Shuffle Master Inc*                                           31,229
      2,525 Sturm Ruger & Co Inc                                          35,729
      1,320 Thor Industries Inc                                           94,063
      2,968 WMS Industries Inc*                                           36,358
      1,800 Winnebago Industries Inc                                      79,200
                                                                        $991,442

MACHINERY --- 0.5%
      1,875 Astec Industries Inc*                                         30,169
      1,125 Lindsay Manufacturing Co                                      26,550
      1,525 Oshkosh Truck Corp                                            90,143
      1,945 Titan International Inc                                        7,877
      2,150 Wabash National Corp                                          21,500
                                                                        $176,239

MANUFACTURING --- 3.6%
      1,710 Barnes Group Inc                                              39,159
      2,061 Briggs & Stratton Corp                                        79,637
      2,355 CLARCOR Inc                                                   74,536
      1,495 CUNO Inc*                                                     54,089
      1,965 Dionex Corp*                                                  52,642
      1,950 Esterline Technologies Corp*                                  44,265
      1,404 Flow International Corp*                                       9,462
      1,425 Gardner Denver Inc*                                           28,500
      4,336 Graco Inc                                                    111,045
      3,005 IDEX Corp                                                    100,668
      3,975 JLG Industries Inc                                            55,769
      2,229 Manitowoc Co Inc                                              79,018
      3,157 Milacron Inc                                                  32,517
      3,100 Mueller Industries Inc*                                       98,425
      2,990 Reliance Steel & Aluminum Co                                  90,567
      1,300 Robbins & Myers Inc                                           33,865
      1,230 SPS Technologies Inc*                                         46,949
      1,400 Thomas Industries Inc                                         40,040
      5,573 Timken Co                                                    124,445
      2,282 Valmont Industries Inc                                        46,393
      2,505 Watts Industries Inc Class A                                  49,724
      1,165 Wolverine Tube Inc*                                            8,796
                                                                      $1,300,511

MEDICAL PRODUCTS --- 3.3%
      2,175 ArthroCare Corp*                                              27,971
      1,323 Biosite Diagnostics Inc*                                      37,242
      2,647 CONMED Corp*                                                  59,108
      1,455 Cooper Cos Inc                                                68,531
      3,475 Cygnus Inc*                                                    7,020
      1,385 Datascope Corp                                                38,281
      2,646 Diagnostic Products Corp                                      97,902
      2,518 Haemonetics Corp*                                             73,526
      1,789 Hologic Inc*                                                  27,712
      1,300 ICU Medical Inc*                                              40,170
      1,835 Inamed Corp*                                                  49,031
      2,875 Invacare Corp                                                105,685
      2,183 Mentor Corp                                                   80,136
      1,583 Osteotech Inc*                                                11,698
      1,150 PolyMedica Corp*                                              29,371
      3,040 ResMed Inc*                                                   89,376
      3,066 Respironics Inc*                                             104,397
      2,280 Sola International Inc*                                       26,220
        900 Spacelabs Medical Inc*                                        12,780
      1,635 SurModics Inc*                                                42,494
      3,590 Sybron Dental Specialties Inc*                                66,415
      2,784 Theragenics Corp*                                             23,469
      2,453 Viasys Healthcare Inc*                                        42,805
      1,220 Vital Signs Inc                                               44,103
                                                                      $1,205,443

OFFICE EQUIPMENT & SUPPLIES --- 1.1%
      1,819 Imagistics International Inc*                                 39,054
      1,185 New England Business Service Inc                              29,791
      2,600 Standard Register Co                                          88,894
      3,161 United Stationers Inc*                                        96,094
      2,930 Zebra Technologies Corp Class A*                             141,285
                                                                        $395,118

OIL & GAS --- 5.6%
      1,300 Atwood Oceanics Inc*                                          49,179
      3,008 Cabot Oil & Gas Corp Class A                                  68,733
      3,375 Cal Dive International Inc*                                   74,250
      1,405 Carbo Ceramics Inc                                            51,929
      1,575 Dril-Quip Inc*                                                39,753
      1,767 Evergreen Resources Inc*                                      75,098
      2,464 Frontier Oil Corp*                                            42,923
      4,810 Input/Output Inc*                                             43,290
      1,310 Key Production Co Inc*                                        25,545
      2,674 Lone Star Technologies Inc*                                   61,235
      4,114 Newfield Exploration Co*                                     152,917
      1,620 Nuevo Energy Co*                                              25,596
      2,255 Oceaneering International Inc*                                59,758
      2,140 Offshore Logistics Inc*                                       51,125
      2,527 Patina Oil & Gas Corp                                         69,290
      2,230 Plains Resources Inc*                                         59,653
      5,057 Pogo Producing Co                                            164,959
      1,200 Prima Energy Corp*                                            27,348
      2,386 Remington Oil & Gas Corp*                                     47,529
      1,836 SEACOR SMIT Inc*                                              86,935
      2,644 St Mary Land & Exploration Co                                 63,268
      2,480 Stone Energy Corp*                                            99,820
      2,429 Swift Energy Co*                                              37,892
      1,305 TETRA Technologies Inc*                                       34,648
      3,700 Tom Brown Inc*                                               104,895
      3,359 Unit Corp*                                                    58,279
      2,876 Veritas DGC Inc*                                              36,238
      5,908 Vintage Petroleum Inc                                         70,305
     11,564 XTO Energy Inc                                               238,218
                                                                      $2,020,608

PAPER & FOREST PRODUCTS --- 0.5%
      3,266 Buckeye Technologies Inc*                                     32,660
      2,620 Caraustar Industries Inc                                      32,698
      1,400 Chesapeake Corp                                               36,862
      1,145 Deltic Timber Corp                                            39,480
      1,459 Pope & Talbot Inc                                             27,327
                                                                        $169,027

PERSONAL LOANS --- 0.2%
      2,266 Cash America International Inc                                20,847
      1,605 Financial Federal Corp*                                       53,848
                                                                         $74,695

PHARMACEUTICALS --- 0.8%
      4,754 Alpharma Inc Class A                                          80,723
      2,264 MGI Pharma Inc*                                               15,984
      2,849 Medicis Pharmaceutical Corp Class A*                         121,823
      2,075 Noven Pharmaceuticals Inc*                                    52,913
                                                                        $271,443

PHOTOGRAPHY/IMAGING --- 0.0%
      2,575 Concord Camera Corp*                                          13,135
                                                                         $13,135

POLLUTION CONTROL --- 0.3%
      1,613 Ionics Inc                                                    39,115
      2,615 Waste Connections Inc*                                        81,693
                                                                        $120,808

PRINTING & PUBLISHING --- 0.6%
      3,150 Bowne & Co Inc                                                46,431
      1,225 Consolidated Graphics Inc*                                    22,993
      2,030 Information Holdings Inc*                                     49,532
      2,700 John H Harland Co                                             77,328
      2,980 Penton Media Inc*                                              6,407
      1,325 Thomas Nelson Inc                                             13,992
                                                                        $216,683

RAILROADS --- 0.3%
      5,530 Kansas City Southern Industries Inc*                          92,628
                                                                         $92,628

REAL ESTATE --- 1.0%
      1,986 Colonial Properties Trust REIT                                77,355
      1,700 Essex Property Trust Inc REIT                                 92,990
      2,573 Kilroy Realty Corp REIT                                       68,828
      3,059 Shurgard Storage Centers Inc REIT                            105,597
                                                                        $344,770

RESTAURANTS --- 3.2%
      5,238 Applebee's International Inc                                 120,212
      2,645 CEC Entertainment Inc*                                       109,239
      1,905 IHOP Corp*                                                    56,102
      3,654 Jack In The Box Inc*                                         116,197
      2,572 Landry's Seafood Restaurants Inc                              65,612
      1,881 Lone Star Steakhouse & Saloon Inc                             44,373
      2,100 Luby's Inc*                                                   13,335
      1,765 O'Charley's Inc*                                              44,655
      2,282 PF Changs China Bistro Inc*                                   71,700
      2,614 Panera Bread Co Class A*                                      90,837
      1,999 Rare Hospitality International Inc*                           53,813
      6,000 Ruby Tuesday Inc                                             116,400
      4,240 Ryan's Family Steak Houses Inc*                               56,010
      3,707 Sonic Corp*                                                  116,437
      2,581 Steak N Shake Co*                                             40,006
      1,875 Triarc Cos Inc*                                               51,281
                                                                      $1,166,209

RETAIL --- 8.4%
      1,920 Aaron Rents Inc                                               45,984
      4,177 AnnTaylor Stores Corp*                                       106,054
      1,225 Building Materials Holding Corp*                              17,603
      4,205 Burlington Coat Factory                       Warehouse Corp
89,356
      4,695 Casey's General Stores Inc                                    56,528
      2,390 Cato Corp Class A                                             53,297
      3,837 Chicos FAS Inc*                                              139,360
      2,500 Children's Place*                                             66,253
      2,377 Christopher & Banks Corp*                                    100,547
      1,975 Cost Plus Inc*                                                60,157
      3,330 Dress Barn Inc*                                               51,515
      2,233 Duane Reade Inc*                                              76,034
      1,225 Factory 2-U Stores Inc*                                       16,966
      1,870 Footstar Inc*                                                 45,740
      2,338 Freds Inc                                                     85,992
      2,050 Genesco Inc*                                                  49,918
      3,000 Goody's Family Clothing Inc*                                  34,320
      3,600 Great Atlantic & Pacific Tea Co Inc*                          67,284
      2,151 Group 1 Automotive Inc*                                       81,372
      2,660 Gymboree Corp*                                                42,613
      1,670 Hancock Fabrics Inc                                           31,012
      2,026 Haverty Furniture Inc*                                        40,014
      2,932 Hot Topic Inc*                                                78,314
      2,183 Hughes Supply Inc                                             96,729
      4,145 Insight Enterprises Inc*                                     104,413
      1,191 J. Jill Group Inc*                                            45,198
      1,740 Jo-Ann Stores Inc Class A*                                    50,808
      4,090 Linens 'n Things Inc*                                        134,193
      3,903 Men's Wearhouse Inc*                                          99,527
      4,907 O'Reilly Automotive Inc*                                     135,237
      3,030 Pacific Sunwear of California Inc*                            67,175
      4,800 Pep Boys - Manny Moe & Jack                                   80,880
      8,767 Pier 1 Imports Inc                                           181,915
      3,980 Regis Corp                                                   107,536
      1,709 School Specialty Inc*                                         45,391
      2,680 ShopKo Stores Inc*                                            53,546
      3,886 Stein Mart Inc*                                               46,127
      1,975 TBC Corp*                                                     31,363
      3,163 Too Inc*                                                      97,420
      1,256 Ultimate Electronics Inc*                                     32,543
      2,845 Wet Seal Inc Class A*                                         69,134
      3,190 Zale Corp*                                                   116,754
                                                                      $3,032,122

SHOES --- 0.5%
      1,595 Brown Shoe Co Inc                                             44,820
      1,780 K-Swiss Inc                                                   46,244
      3,920 Stride Rite Corp                                              31,360
      3,850 Wolverine World Wide Inc                                      67,183
                                                                        $189,607

SPECIALIZED SERVICES --- 4.8%
      4,550 ABM Industries Inc                                            78,988
      1,825 ADVO Inc*                                                     70,536
      2,580 Administaff Inc*                                              25,800
        775 Angelica Corp                                                 13,330
      2,770 Arbitron Inc*                                                 86,424
      1,825 CDI Corp*                                                     59,404
        705 CPI Corp                                                      13,395
      3,365 Central Parking Corp                                          77,193
        885 Chemed Corp                                                   33,356
      4,044 Corinthian Colleges Inc*                                     137,051
      3,115 FactSet Research Systems Inc                                  92,734
      1,900 Franklin Covey Co*                                             5,510
      1,950 G&K Services Inc Class A                                      66,768
      3,431 Global Payments Inc                                          102,450
      1,250 Hall Kinion & Associates Inc*                                  9,388
      1,720 Heidrick & Struggles International Inc*                       34,348
      4,370 ITT Educational Services Inc*                                 95,266
      2,715 Information Resources Inc*                                    25,491
      1,130 Insurance Auto Auctions Inc*                                  22,035
      2,852 Kroll Inc*                                                    59,835
      3,760 Labor Ready Inc*                                              21,996
      1,309 MemberWorks Inc*                                              24,256
      1,340 Mobile Mini Inc*                                              22,914
      3,220 NDCHealth Corp                                                89,838
      2,474 On Assignment Inc*                                            44,037
      5,933 PRG-Schultz International Inc*                                73,035
      2,285 Pegasus Solutions Inc*                                        39,988
      1,895 Pre-Paid Legal Services Inc*                                  37,711
      1,650 SOURCECORP Inc*                                               43,725
      5,493 Spherion Corp*                                                65,367
      4,931 Tetra Tech Inc*                                               72,486
      1,400 Volt Information Sciences Inc*                                34,286
      4,391 eFunds Corp*                                                  41,666
                                                                      $1,720,607

TELEPHONE & TELECOMMUNICATIONS --- 0.8%
      2,875 Allen Telecom Inc*                                            12,219
      2,100 Audiovox Corp Class A*                                        16,695
      2,100 Aware Inc*                                                     7,980
      1,050 Bel Fuse Inc Class B                                          28,403
      3,344 C-COR.net Corp*                                               23,408
      4,134 Cable Design Technologies Corp*                               44,441
      1,125 Concerto Software Inc*                                         7,088
      7,665 DMC Stratex Networks Inc*                                     15,407
      5,104 General Communication Inc Class A*                            34,044
      5,525 Harmonic Inc*                                                 20,216
      2,290 Inter-Tel Inc                                                 39,182
      1,060 Metrocall Inc (rights) @*                                          0
      2,080 SymmetriCom Inc*                                               7,592
      1,303 Tollgrade Communications Inc*                                 19,115
      2,466 ViaSat Inc*                                                   20,788
                                                                        $296,578

TEXTILES --- 1.4%
      1,250 Ashworth Inc*                                                 11,263
      4,243 Fossil Inc*                                                   87,236
        560 Haggar Corp                                                    8,988
      2,357 Kellwood Co                                                   76,603
      3,070 Nautica Enterprises Inc*                                      39,879
      1,136 OshKosh B'Gosh Inc Class A                                    49,405
        690 Oxford Industries Inc                                         19,320
      2,625 Phillips-Van Heusen Corp                                      40,950
      2,110 Quiksilver Inc*                                               52,328
      2,985 Russell Corp                                                  57,461
      3,035 Wellman Inc                                                   50,836
                                                                        $494,269

TOBACCO --- 0.2%
      4,151 DIMON Inc                                                     28,725
      1,379 Schweitzer-Mauduit International Inc                          33,923
                                                                         $62,648

TRANSPORTATION --- 1.9%
      2,260 Arkansas Best Corp                                            57,585
      4,710 Heartland Express Inc*                                       112,710
      2,300 Kirby Corp*                                                   56,235
        758 Landstar System Inc*                                          80,992
      1,850 Roadway Express Inc                                           66,471
      2,500 USFreightways Corp                                            94,675
      5,936 Werner Enterprises Inc                                       126,496
      2,639 Yellow Corp*                                                  85,504
                                                                        $680,668

UTILITIES --- 2.6%
      3,879 Atmos Energy Corp                                             90,924
      4,450 Avista Corp                                                   61,410
      1,073 Cascade Natural Gas Corp                                      22,426
      3,168 Energen Corp                                                  85,694
      1,808 Laclede Group Inc                                             42,452
      1,497 NUI Corp                                                      40,793
      2,472 New Jersey Resources Corp                                     73,789
      2,541 NorthWestern Corp                                             43,070
      2,400 Northwest Natural Gas Co                                      70,032
      3,100 Piedmont Natural Gas Co Inc                                  114,638
      5,097 Southern Union Co*                                            86,644
      3,085 Southwest Gas Corp                                            76,354
      2,340 Southwestern Energy Co*                                       35,521
      2,561 UGI Corp                                                      81,798
                                                                        $925,545

WATER --- 0.5%
      1,357 American States Water Co                                      35,743
      6,410 Philadelphia Suburban Corp                                   129,482
                                                                        $165,225

TOTAL COMMON STOCK --- 96.7%                                         $34,945,628
(Cost $33,751,879)

SHORT-TERM INVESTMENTS

AGENCY --- 3.1%
  1,104,000 Freddie Mac                                                1,103,883
                                                                      $1,103,883

U.S. GOVERNMENTS --- 0.3%
    100,000 United States of America (1)                                  99,595
                                                                         $99,595

TOTAL SHORT-TERM INVESTMENTS --- 3.3%                                 $1,203,478
(Cost $1,203,478)

TOTAL INDEX 600 PORTFOLIO --- 100.0%                                 $36,149,106
(Cost $34,955,357)


The Maxim Series Fund

JPMorgan Growth & Income Portfolio

COMMON STOCK

INVESTMENT BANK/BROKERAGE FIRM --- 100.0%
 53,781,409 Maxim Series Fund Inc                                     49,168,147
                                                                     $49,168,147

TOTAL COMMON STOCK --- 100.0%                                        $49,168,147
(Cost $0)

TOTAL JPMORGAN GROWTH & INCOME PORTFOLIO --- 100.0%                  $49,168,147
(Cost $0)


The Maxim Series Fund

Loomis Sayles Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.4%
    951,493 Milit-Air Inc                                                612,080
            Bonds
            5.750% June 30, 2019
                                                                        $612,080

AGENCY --- 5.4%
 14,150,000 Fannie Mae (2)                                             4,686,463
            Zero Coupon
            7.310% October 29, 2007
  4,025,000 Freddie Mac                                                3,956,153
            UNSEC GLOBAL SENIOR NOTES
            4.625% February 15, 2007
                                                                      $8,642,616

AIR FREIGHT --- 0.2%
    168,027 Atlas Air Inc                                                129,381
            Pass Thru Certificates
            8.770% January 2, 2011
    138,497 Atlas Air Inc                                                130,591
            Pass Thru Certificates
            7.200% January 2, 2019
                                                                        $259,972

AIRLINES --- 1.0%
  1,000,000 Delta Air Lines Inc                                          797,120
            Notes
            8.300% December 15, 2029
    461,119 US Airways                                                   402,795
            Pass Thru Certificates
            6.850% January 30, 2018
    500,000 United Air Lines Inc                                         375,000
            Debentures
            10.670% May 1, 2004
                                                                      $1,574,915

AUTO PARTS & EQUIPMENT --- 3.9%
    500,000 Dana Corp                                                    435,000
            Notes
            6.500% March 15, 2008
    250,000 Dana Corp                                                    241,962
            Notes
            9.000% August 15, 2011
  1,000,000 Dana Corp                                                    730,000
            Notes
            7.000% March 1, 2029
  1,775,000 Delphi Automotive Systems Corp                             1,754,875
            Debentures
            7.125% May 1, 2029
    250,000 TRW Inc                                                      265,325
            Notes
            7.125% June 1, 2009
    450,000 TRW Inc                                                      470,390
            Debentures
            7.750% June 1, 2029
  2,500,000 TRW Inc                                                    2,294,153
            Debentures
            6.650% January 15, 2028
                                                                      $6,191,705

AUTOMOBILES --- 1.0%
  1,450,000 Ford Motor Co                                              1,181,180
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          440,947
            Bonds
            6.750% May 1, 2028
                                                                      $1,622,127

BANKS --- 0.6%
  1,000,000 Keycorp Capital III                                        1,017,064
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $1,017,064

BIOTECHNOLOGY --- 0.4%
    250,000 Human Genome Sciences Inc                                    167,813
            Convertible
            3.750% March 15, 2007
    750,000 Human Genome Sciences Inc #                                  503,438
            Convertible
            3.750% March 15, 2007
                                                                        $671,251

BROADCAST/MEDIA --- 1.3%
    250,000 Charter Communication LLC                                    166,250
            Senior Notes
            9.625% November 15, 2009
  2,100,000 Charter Communication LLC (2)                              1,008,000
            Step Bond 0% - 9.92%
            4.840% April 1, 2011
    800,000 Rogers Communications Inc Class B                            608,000
            Convertible
            2.000% November 26, 2005
    500,000 Telewest Communications PLC                                  304,860
            Convertible
            5.250% February 19, 2007
                                                                      $2,087,110

CANADIAN - FEDERAL --- 3.7%
  1,200,000 Government of Canada                                         782,852
            Bonds
            3.500% June 1, 2004
 30,950,000 Government of Canada (3)                                   5,209,547
            Zero Coupon
            6.260% June 1, 2025
                                                                      $5,992,399

CANADIAN - PROVINCIAL --- 13.6%
  1,500,000 New Brunswick FM Project # (2)                               937,833
            Step Bond 0% - 6.470%
            6.470% November 30, 2027
 15,900,000 Ontario Hydro (3)                                          3,001,440
            Zero Coupon
            6.790% October 15, 2021
  4,470,493 Province of Alberta                                        3,004,921
            Debentures
            5.930% September 16, 2016
    275,000 Province of British Columbia                                 211,959
            Debentures
            7.875% November 30, 2023
  1,760,000 Province of British Columbia                               1,068,880
            Debentures
            5.700% June 18, 2029
  1,400,000 Province of British Columbia (3)                             429,601
            Zero Coupon
            6.860% June 9, 2014
 11,415,000 Province of British Columbia (3)                           2,031,718
            Zero Coupon
            6.790% August 19, 2022
  5,000,000 Province of British Columbia (3)                             659,807
            Zero Coupon
            6.760% November 19, 2027
  5,000,000 Province of British Columbia (3)                             791,308
            Zero Coupon
            6.780% August 23, 2024
  2,500,000 Province of British Columbia (3)                             507,101
            Zero Coupon
            6.780% September 5, 2020
  5,373,000 Province of Manitoba                                       4,139,248
            Bonds
            7.750% December 22, 2025
  3,800,000 Province of Manitoba                                       2,628,194
            Notes
            6.500% September 22, 2017
  5,000,000 Province of Manitoba (3)                                     574,660
            Zero Coupon
            6.740% March 5, 2031
    500,000 Province of Newfoundland                                     316,296
            Debentures
            6.150% April 17, 2028
  3,650,000 Province of Ontario (3)                                      535,897
            Zero Coupon
            6.740% December 2, 2025
  6,615,000 Province of Saskatchewan (3)                                 947,734
            Zero Coupon
            34.180% May 30, 2025
                                                                     $21,786,597

CHEMICALS --- 0.2%
    150,000 IMC Global Inc                                               121,513
            Notes
            7.300% January 15, 2028
    250,000 Solutia Inc                                                  165,313
            Debentures
            7.375% October 15, 2027
                                                                        $286,826

COMMUNICATIONS - EQUIPMENT --- 1.5%
    525,000 Nextel Communications Inc                                    266,438
            Senior Notes
            9.375% November 15, 2009
  1,450,000 Nextel Communications Inc                                    714,125
            Senior Notes
            9.500% February 1, 2011
    100,000 Nextel Communications Inc                                     45,875
            Convertible
            6.000% June 1, 2011
  1,775,000 Nextel Communications Inc (2)                                887,500
            Step Bond 0% to 9.750%
            26.800% October 31, 2007
    750,000 Nortel Networks Corp                                         420,000
            Notes
            6.125% February 15, 2006
                                                                      $2,333,938

COMPUTER HARDWARE & SYSTEMS --- 0.3%
    290,000 Maxtor Corp                                                  214,600
            Convertible
            5.750% March 1, 2012
    300,000 Quantum Corp                                                 279,750
            Convertible
            7.000% August 1, 2004
                                                                        $494,350

COMPUTER SOFTWARE & SERVICES --- 0.3%
    890,000 Juniper Networks Inc                                         545,125
            Convertible
            4.750% March 15, 2007
                                                                        $545,125

ELECTRIC COMPANIES --- 2.4%
    500,000 AES Corp                                                     220,000
            Senior Subordinated Debentures
            8.875% November 1, 2027
    169,000 Commonwealth Edison Co                                       142,565
            Debentures
            4.750% December 1, 2011
  1,000,000 Constellation Energy Group                                 1,044,329
            Notes
            7.000% April 1, 2012
    585,000 Empresa Nacional de Electricidad SA                          503,897
            Bonds
            7.875% February 1, 2027
    639,000 Enersis SA                                                   560,529
            Notes
            7.400% December 1, 2016
    466,614 Korea Electric Power Corp                                    459,075
            Debentures
            7.400% April 1, 2016
    490,000 Quezon Power Philippines Ltd                                 387,100
            Bonds
            8.860% June 15, 2017
    335,000 Tenaga Nasional Berhad #                                     314,900
            Debentures
            7.500% November 1, 2025
    250,000 Texas - New Mexico Power Co                                  234,511
            Senior Notes
            6.250% January 15, 2009
                                                                      $3,866,906

ELECTRONIC INSTRUMENTS & EQUIP --- 2.0%
    700,000 Arrow Electronics Inc                                        611,643
            Debentures
            6.875% June 1, 2018
    350,000 Celestica Inc (3)                                            147,438
            Convertible Zero Coupon
            4.781% August 1, 2020
    750,000 Pioneer-Standard Electronics Inc                             700,964
            Senior Notes
            8.953% August 1, 2006
  1,750,000 Samsung Electronics #                                      1,713,250
            Debentures
            7.700% October 1, 2027
    248,000 Zenith Electronics Corp                                       39,680
            Debentures
            8.190% November 1, 2009
                                                                      $3,212,975

ELECTRONICS - SEMICONDUCTOR --- 2.5%
    300,000 Amkor Technology Inc                                         147,000
            Convertible
            5.000% March 15, 2007
  2,900,000 Analog Devices Inc                                         2,769,500
            Convertible
            4.750% October 1, 2005
    750,000 Analog Devices Inc #                                         716,250
            Convertible
            4.750% October 1, 2005
     50,000 Richardson Electronics Ltd                                    41,313
            Convertible
            7.250% December 15, 2006
    500,000 Vitesse Semiconductor Corp                                   387,500
            Convertible
            4.000% March 15, 2005
                                                                      $4,061,563

FINANCIAL SERVICES --- 2.0%
    650,000 CIT Group Inc                                                595,849
            Senior Notes
            5.500% May 16, 2005
    350,000 CIT Group Inc                                                339,352
            Notes
            6.500% February 7, 2006
    250,000 Cerro Negro Finance Ltd #                                    170,630
            Bonds
            7.900% December 1, 2020
    350,000 DR Structured Finance Corp                                   195,125
            Debentures
            7.430% August 15, 2018
    100,000 DR Structured Finance Corp                                    55,500
            Pass Thru Certificates
            8.375% August 15, 2015
    697,960 DR Structured Finance Corp                                   453,674
            Pass Thru Certificates
            6.660% August 15, 2010
    200,000 DR Structured Finance Corp                                   108,000
            Pass Thru Certificates
            8.550% August 15, 2019
    750,000 Merey Sweeney LP #                                           808,365
            Senior Notes
            8.850% December 18, 2019
    800,000 Petrozuata Finance Inc #                                     536,000
            Company Guaranteed Notes
            8.220% April 1, 2017
                                                                      $3,262,495

FOOD & BEVERAGES --- 0.3%
    450,000 Burns Philp Treasury                                         436,500
            Convertible
            5.500% April 30, 2004
                                                                        $436,500

FOREIGN BANKS --- 5.3%
  2,250,000 Bangko Sentral Pilipinas                                   1,833,750
            Bonds
            8.600% June 15, 2027
  4,150,000 Bangkok Bank Public Co Ltd #                               3,984,000
            Subordinated Notes
            9.025% March 15, 2029
  2,765,000 Thai Farmers Bank Public Co Ltd #                          2,697,227
            Subordinated Bonds
            8.250% August 21, 2016
                                                                      $8,514,977

FOREIGN GOVERNMENTS --- 5.1%
  1,150,000 Government of Brazil                                         644,000
            Unsubordinated Bonds
            11.000% August 17, 2040
  1,231,386 Government of Brazil                                         777,374
            Bonds
            8.000% April 15, 2014
  6,550,000 Government of Brazil                                       3,487,875
            Bonds
            10.125% May 15, 2027
    500,000 Government of Peru                                           330,000
            Bonds
            4.000% March 7, 2017
  1,750,000 Government of South Africa                                   189,651
            Bonds
            13.500% September 15, 2015
  3,000,000 Government of South Africa                                   297,863
            Bonds
            12.500% December 21, 2006
  2,950,000 Government of South Africa                                   300,691
            Bonds
            13.000% August 31, 2010
  3,000,000 Government of Venezuela                                    1,920,000
            Bonds
            9.250% September 15, 2027
    250,000 United Mexican States                                        247,125
            Notes
            7.500% January 14, 2012
                                                                      $8,194,579

GOLD, METALS & MINING --- 0.1%
    500,000 Murrin Murrin Holdings ^                                     132,500
            Senior Notes
            9.375% August 31, 2007
                                                                        $132,500

HEALTH CARE RELATED --- 1.3%
  2,000,000 HCA Inc                                                    1,837,064
            Debentures
            7.050% December 1, 2027
    250,000 HCA Inc                                                      246,829
            Notes
            7.580% September 15, 2025
                                                                      $2,083,893

HOMEBUILDING --- 0.3%
    500,000 Pulte Homes Inc                                              519,937
            Senior Notes
            7.300% October 24, 2005
                                                                        $519,937

INSURANCE RELATED --- 2.5%
    250,000 Loews Corp                                                   241,175
            Senior Notes
            7.000% October 15, 2023
  3,805,000 Loews Corp                                                 3,315,095
            Convertible
            3.125% September 15, 2007
    500,000 UnumProvident Corp                                           456,041
            Notes
            6.750% December 15, 2028
                                                                      $4,012,311

LEISURE & ENTERTAINMENT --- 0.1%
    250,000 Time Warner Inc                                              194,913
            Company Guaranteed Bonds
            6.625% May 15, 2029
                                                                        $194,913

MACHINERY --- 0.2%
    625,000 Western Digital Corp (3)                                     265,625
            Convertible Zero Coupon
            6.292% February 18, 2018
                                                                        $265,625

MANUFACTURING --- 0.3%
    750,000 Borden Inc                                                   457,500
            Debentures
            7.875% February 15, 2023
     40,000 Hexcel Corp                                                   33,800
            Convertible
            7.000% August 1, 2003
     75,000 Hexcel Corp                                                   43,125
            Convertible
            7.000% August 1, 2011
                                                                        $534,425

MEDICAL PRODUCTS --- 0.6%
  1,250,000 Bausch & Lomb Inc                                          1,030,616
            Debentures
            7.125% August 1, 2028
                                                                      $1,030,616

OFFICE EQUIPMENT & SUPPLIES --- 1.6%
    500,000 Xerox Capital Trust I                                        210,000
            Company Guaranteed Notes
            8.000% February 1, 2027
  3,900,000 Xerox Corp                                                 2,320,500
            Convertible
            .570% April 21, 2018
                                                                      $2,530,500

OIL & GAS --- 3.4%
    200,000 Devon Energy Corp                                            199,000
            Convertible
            4.950% August 15, 2008
    500,000 Devon Energy Corp                                            496,875
            Convertible
            4.900% August 15, 2008
  1,000,000 El Paso CGP Co                                               827,911
            Debentures
            6.950% June 1, 2028
  2,000,000 KN Capital Trust III                                       1,946,982
            Company Guaranteed Notes
            7.630% April 15, 2028
    750,000 Pecom Energia SA #                                           375,000
            Notes
            8.125% July 15, 2007
  1,750,000 Tennessee Gas Pipeline Co                                  1,572,820
            Debentures
            7.000% October 15, 2028
                                                                      $5,418,588

OTHER ASSET-BACKED --- 0.3%
    500,000 Community Program Loan Trust                                 435,606
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $435,606

PAPER & FOREST PRODUCTS --- 3.6%
  1,000,000 APP China Group Ltd # ^ (5)                                  240,000
            Senior Discount Notes
            14.000% March 15, 2010
    250,000 Boise Cascade Corp                                           235,290
            Debentures
            7.350% February 1, 2016
  1,000,000 Fort James Corp                                              920,098
            Company Guaranteed Bonds
            4.750% June 29, 2004
  3,640,000 Georgia-Pacific Group                                      3,015,693
            Notes
            7.750% November 15, 2029
  2,900,000 Pindo Deli Finance Mauritius ^ (5)                           652,500
            Company Guaranteed Notes
            10.875% October 1, 2027
  1,100,000 Pindo Deli Finance Mauritius ^ (5)                           253,000
            Company Guaranteed Notes
            10.750% October 1, 2007
    875,000 Tjiwi Kimia Finance Mauritius Ltd ^ (5)                      210,000
            Company Guaranteed Notes
            10.000% August 1, 2004
    250,000 Weyerhaeuser Co #                                            253,749
            Bonds
            7.375% March 15, 2032
                                                                      $5,780,330

RAILROADS --- 0.1%
    350,000 Missouri Pacific Railroad Co                                 210,456
            Debentures
            5.000% January 1, 2045
                                                                        $210,456

REAL ESTATE --- 10.5%
  1,000,000 AMB Property LP                                              975,489
            Company Guaranteed Bonds
            7.500% June 30, 2018
    500,000 EOP Operating LP                                             491,982
            Notes
            7.500% April 19, 2029
    750,000 Federal Realty Investment Trust REIT                         731,339
            Convertible
            5.250% October 28, 2003
  2,500,000 First Industrial LP                                        2,584,198
            Notes
            7.500% December 1, 2017
  2,000,000 First Industrial LP                                        2,069,394
            Notes
            7.600% July 15, 2028
  1,700,000 Highwoods Properties Inc REIT                              1,592,507
            Senior Notes
            7.500% April 15, 2018
    150,000 Meditrust Cos REIT                                           143,250
            Notes
            7.000% August 15, 2007
  2,000,000 ProLogis Trust REIT                                        2,054,044
            Debentures
            7.625% July 1, 2017
  1,875,000 SUSA Partnership LP                                        2,011,838
            Debentures
            7.500% December 1, 2027
  2,500,000 Security Capital Group Inc                                 2,740,300
            Notes
            7.700% June 15, 2028
    500,000 Spieker Properties Inc REIT                                  509,415
            Debentures
            7.350% December 1, 2017
  1,000,000 TriNet Corporate Realty Trust Inc REIT                       885,536
            Senior Notes
            7.700% July 15, 2017
                                                                     $16,789,292

RETAIL --- 2.5%
    275,000 CML Group Inc ^ (5)                                               83
            Convertible
            5.500% January 15, 2003
  1,000,000 JC Penney Co Inc                                             990,000
            Medium Term Notes
            7.050% May 23, 2005
    750,000 JC Penney Co Inc                                             637,500
            Debentures
            7.650% August 15, 2016
    800,000 JC Penney Co Inc                                             724,000
            Debentures
            7.950% April 1, 2017
    500,000 JC Penney Co Inc                                             405,000
            Debentures
            7.125% November 15, 2023
    370,117 K Mart Funding Corp (5)                                      181,357
            Debentures
            8.800% July 1, 2010
    375,000 Sears Roebuck Acceptance Corp                                352,187
            Notes
            6.750% January 15, 2028
    750,000 Venator Group Inc                                            685,738
            Debentures
            8.500% January 15, 2022
                                                                      $3,975,865

SUPRANATIONALS --- 4.8%
  4,500,000 European Bank for Reconstruction & Development               495,155
            Senior Unsubordinated Notes
            6.086% February 10, 2028
  1,000,000 International Bank for Reconstruction & Development          508,674
            Senior Notes
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development        6,660,914
            Senior Notes
            9.889% August 20, 2007
                                                                      $7,664,743

TELEPHONE & TELECOMMUNICATIONS --- 6.9%
    250,000 AT & T Corp                                                  204,927
            Unsubordinated Senior Notes
            6.000% November 21, 2006
    200,000 CIENA Corp                                                   117,750
            Convertible
            3.750% February 1, 2008
  1,000,000 COLT Telecom Group PLC                                       414,792
            Convertible
            2.000% April 3, 2007
  1,100,000 COLT Telecom Group PLC                                       461,703
            Convertible
            2.000% December 16, 2006
  1,200,000 COLT Telecom Group PLC                                       522,460
            Convertible
            2.000% March 29, 2006
    765,000 Lucent Technologies Inc                                      520,200
            Notes
            7.250% July 15, 2006
    250,000 Lucent Technologies Inc                                      128,750
            Debentures
            6.500% January 15, 2028
    500,000 Lucent Technologies Inc                                      257,500
            Debentures
            6.450% March 15, 2029
    500,000 Motorola Inc                                                 372,702
            Debentures
            6.500% November 15, 2028
    650,000 Motorola Inc                                                 600,458
            Notes
            5.800% October 15, 2008
    250,000 Motorola Inc                                                 243,967
            Senior Notes
            8.000% November 1, 2011
    500,000 Motorola Inc                                                 469,650
            Notes
            7.625% November 15, 2010
    790,000 Northern Telecom Capital                                     395,000
            Company Guaranteed Notes
            7.875% June 15, 2026
  1,275,000 PTC International  Finance BV (2)                          1,300,500
            Step Bond 0% - 10.750%
            9.930% July 1, 2007
    250,000 Philippine Long Distance Telephone Co                        198,625
            Notes
            8.350% March 6, 2017
  1,000,000 Pliant Systems Inc ^ (5)                                      25,000
            Convertible
            5.000% May 15, 2003
    592,000 RCN Corp (2)                                                 112,480
            Step Bond 0% - 9.800%
            31.780% February 15, 2008
    337,000 RCN Corp (2)                                                  74,140
            Step Bond 0% - 11.125%
            30.730% October 15, 2007
    850,000 Sprint Capital Corp                                          650,447
            Company Guaranteed Bonds
            6.125% November 15, 2008
  2,500,000 Sprint Capital Corp                                        1,564,828
            Company Guaranteed Bonds
            6.875% November 15, 2028
    250,000 US West Capital Funding Inc                                  125,000
            Company Guaranteed Bonds
            6.500% November 15, 2018
  1,870,000 US West Capital Funding Inc                                1,037,850
            Company Guaranteed Bonds
            6.375% July 15, 2008
  2,500,000 US West Capital Funding Inc                                1,275,000
            Company Guaranteed Bonds
            6.875% July 15, 2028
    200,000 Williams Communications Group Inc (5)                         15,500
            Senior Notes
            11.700% August 1, 2008
    150,000 Williams Communications Group Inc (5)                         11,625
            Senior Notes
            11.875% August 1, 2010
                                                                     $11,100,854

TEXTILES --- 0.3%
     67,000 Dixie Group Inc                                               40,200
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  203,324
            Debentures
            7.625% October 15, 2017
    250,000 Phillips-Van Heusen Corp                                     207,500
            Debentures
            7.750% November 15, 2023
                                                                        $451,024

TRANSPORTATION --- 0.5%
    350,000 APL Ltd                                                      213,500
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc ^ (5)                                     228
            Convertible
            8.000% August 15, 2005
    100,000 Preston Corp/Yellow Corp                                      82,125
            Convertible
            7.000% May 1, 2011
    511,571 Seabulk International Inc ^                                  506,455
            Secured Bonds
            12.500% June 30, 2007
                                                                        $802,308

U.S. MUNICIPAL --- 0.5%
  2,000,000 Orange County California Pension (3)                         814,840
            Zero Coupon
            8.090% September 1, 2016
                                                                        $814,840

UTILITIES --- 2.6%
    300,000 El Paso Corp                                                 277,441
            Bonds
            5.750% March 14, 2006
  1,000,000 El Paso Corp                                                 957,027
            Senior Notes
            7.000% May 15, 2011
    750,000 El Paso Energy Corp                                          719,179
            Senior Notes
            6.750% May 15, 2009
    500,000 Salton Sea Funding Corp                                      506,065
            Senior Notes
            7.840% May 30, 2010
  1,800,000 Southern Natural Gas                                       1,646,572
            Notes
            7.350% February 15, 2031
                                                                      $4,106,284

TOTAL BONDS --- 96.4%                                               $154,522,980
(Cost )

COMMON STOCK

OIL & GAS --- 0.1%
      7,407 Diamond Offshore Drilling Inc                                211,100
                                                                        $211,100

PAPER & FOREST PRODUCTS --- 0
      1,000 Asia Pulp & Paper Co Ltd sponsored ADR (wts) # ^ @*                0
                                                                              $0

TELEPHONE & TELECOMMUNICATIONS --- 0.1%
    424,999 Loxley Public Co Ltd*                                        127,919
                                                                        $127,919

TRANSPORTATION --- 0.1%
      2,822 Seabulk International Inc (wts) # ^*                           2,822
     16,833 Seabulk International Inc ^*                                 131,971
        625 Seabulk International Inc ^*                                     234
                                                                        $135,027

TOTAL COMMON STOCK --- 0.3%                                             $474,046
(Cost $1,267,131)

PREFERRED STOCK

CHEMICALS --- 0.0%
      1,000 EI du Pont de Nemours & Co                                    59,750
                                                                         $59,750

ELECTRIC COMPANIES --- 0.9%
      1,304 Entergy Louisiana Inc                                         64,939
      2,255 New York State Electric & Gas Corp                           112,750
     25,000 Pacific Gas & Electric Co*                                   613,750
      1,500 Southern California Edison Co                                150,000
     15,000 Southern California Edison Co                                208,200
      5,000 Union Electric Co                                            352,250
        300 Xcel Energy Inc                                               15,585
                                                                      $1,517,474

FINANCIAL SERVICES --- 0.0%
      6,000 Owens Corning Capital # ^*                                     3,000
                                                                          $3,000

GOLD, METALS & MINING --- 0.0%
     25,850 Bethlehem Steel Corp # ^                                      25,850
                                                                         $25,850

HOUSEHOLD GOODS --- 0.4%
     15,250 Newell Financial Trust Inc                                   705,313
                                                                        $705,313

OIL & GAS --- 0.8%
     24,700 Weatherford International Inc                              1,228,825
                                                                      $1,228,825

REAL ESTATE --- 0.4%
      6,500 Equity Residential Properties Trust REIT Series G            162,825
      5,500 Equity Residential Properties Trust REIT Series L            134,310
      5,000 Highwoods Properties Inc REIT                                120,750
      7,100 ProLogis Trust REIT                                          176,435
                                                                        $594,320

TELEPHONE & TELECOMMUNICATIONS --- 0.6%
     46,000 Philippine Long Distance Telephone Co sponsored ADR          929,200
                                                                        $929,200

UTILITIES --- 0.0%
        696 MDU Resources Group Inc #                                     69,252
                                                                         $69,252

TOTAL PREFERRED STOCK --- 3.2%                                        $5,132,984
(Cost $5,994,316)

SHORT-TERM INVESTMENTS

AGENCY --- 0.1%
    112,000 Freddie Mac                                                  111,988
                                                                        $111,988

TOTAL SHORT-TERM INVESTMENTS --- 0.1%                                   $111,988
(Cost $111,988)

TOTAL LOOMIS SAYLES BOND PORTFOLIO --- 100.0%                       $160,241,998
(Cost )


The Maxim Series Fund

Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

AIRLINES --- 0.5%
    100,000 Northwest Airlines Corp*                                   1,206,000
                                                                      $1,206,000

AUTO PARTS & EQUIPMENT --- 1.9%
     73,500 Cooper Tire & Rubber Co                                    1,510,425
     24,800 Lear Corp*                                                 1,147,000
    144,400 Tower Automotive Inc*                                      2,014,380
                                                                      $4,671,805

BANKS --- 7.4%
     64,500 Boston Private Financial Holdings Inc                      1,595,730
     80,975 CVB Financial Corp                                         1,838,942
     29,100 City National Corp                                         1,564,125
    136,800 Colonial BancGroup Inc                                     2,052,000
     58,350 Commercial Federal Corp                                    1,677,563
     45,200 Downey Financial Corp                                      2,137,960
     44,000 East West Bancorp Inc                                      1,518,880
     53,625 First Midwest Bancorp Inc                                  1,489,703
     61,900 Greater Bay Bancorp (6)                                    1,904,044
     24,100 Mississippi Valley Bancshares Inc                          1,246,693
     55,800 New York Community Bancorp Inc                             1,512,180
                                                                     $18,537,820

BROADCAST/MEDIA --- 2.0%
     75,000 Mediacom Communications Corp*                                584,250
    185,800 Regent Communications Inc*                                 1,311,562
     59,500 Saga Communications Inc Class A*                           1,338,750
     56,100 Westwood One Inc*                                          1,874,862
                                                                      $5,109,424

BUILDING MATERIALS --- 1.0%
    133,100 Lennox International Inc                                   2,394,469
                                                                      $2,394,469

CHEMICALS --- 4.2%
     76,000 Ferro Corp                                                 2,291,400
     53,300 Great Lakes Chemical Corp                                  1,415,115
    243,300 Omnova Solutions Inc*                                      2,043,720
     11,200 Scotts Co Class A*                                           508,480
     99,600 Spartech Corp                                              2,712,108
     34,000 Valspar Corp                                               1,530,000
                                                                     $10,500,823

COMPUTER HARDWARE & SYSTEMS --- 0.6%
    325,600 Maxtor Corp*                                               1,471,712
                                                                      $1,471,712

COMPUTER SOFTWARE & SERVICES --- 5.0%
    207,600 Actuate Corp*                                                934,200
    102,900 Acxiom Corp*                                               1,799,721
     78,800 Anteon International Corp*                                 1,992,064
     85,700 Hyperion Solutions Corp*                                   1,562,937
     78,200 IONA Technologies PLC ADR*                                   414,397
    176,600 ITXC Corp*                                                   920,086
     88,400 Moldflow Corp*                                               696,592
     45,600 National Instruments Corp*                                 1,484,736
     43,600 ProQuest Co*                                               1,545,620
     80,300 Progress Software Corp*                                    1,185,148
                                                                     $12,535,501

CONGLOMERATES --- 0.7%
     67,400 Tredegar Corp                                              1,627,710
                                                                      $1,627,710

DISTRIBUTORS --- 0.5%
    105,200 Quintiles Transnational Corp*                              1,313,948
                                                                      $1,313,948

ELECTRIC COMPANIES --- 2.9%
    116,100 ALLETE Inc                                                 3,146,310
     84,700 Energy East Corp                                           1,914,220
     83,200 MDU Resources Group Inc                                    2,203,136
                                                                      $7,263,666

ELECTRONIC INSTRUMENTS & EQUIP --- 5.1%
    126,000 American Power Conversion Corp*                            1,591,380
     45,700 Ametek Inc                                                 1,702,325
    152,000 Artesyn Technologies Inc*                                    992,560
     26,700 Harman International Industries Inc                        1,314,975
    115,100 Rogers Corp*                                               3,200,931
     25,000 Roper Industries Inc                                         932,500
     85,500 Technitrol Inc                                             1,992,150
     50,700 Tektronix Inc*                                               948,597
                                                                     $12,675,418

ELECTRONICS - SEMICONDUCTOR --- 3.3%
     82,800 Actel Corp*                                                1,740,456
    111,600 DSP Group Inc*                                             2,187,360
     67,100 FEI Co*                                                    1,644,621
     85,000 Integrated Circuit Systems Inc*                            1,716,150
     50,900 Photronics Inc*                                              964,046
                                                                      $8,252,633

ENGINEERING & CONSTRUCTION --- 1.1%
     77,800 ESCO Technologies Inc*                                     2,722,997
                                                                      $2,722,997

FINANCIAL SERVICES --- 1.7%
     49,200 DVI Inc*                                                     949,560
    116,750 Gold Banc Corp Inc*                                        1,280,631
     19,800 Jefferies Group Inc                                          840,312
     56,300 SWS Group Inc (6)                                          1,104,606
                                                                      $4,175,109

FOOD & BEVERAGES --- 1.7%
     13,000 AFC Enterprises Inc*                                         406,250
     63,950 Flowers Foods Inc*                                         1,653,108
     67,700 Ralcorp Holdings Inc*                                      2,115,625
                                                                      $4,174,983

GOLD, METALS & MINING --- 0.5%
     25,700 Quanex Corp                                                1,123,090
                                                                      $1,123,090

HEALTH CARE RELATED --- 0.9%
    117,700 Hooper Holmes Inc                                            949,839
     52,700 Omnicare Inc                                               1,383,902
                                                                      $2,333,741

HOMEBUILDING --- 1.0%
     71,700 Standard Pacific Corp                                      2,515,236
                                                                      $2,515,236

HOTELS/MOTELS --- 1.1%
     68,400 Fairmont Hotels & Resorts Inc                              1,763,352
     55,100 Orient-Express Hotel Ltd Class A (6)*                        943,863
                                                                      $2,707,215

HOUSEHOLD GOODS --- 1.1%
     45,600 Blyth Industries Inc                                       1,423,632
     42,000 Furniture Brands International Inc*                        1,270,500
                                                                      $2,694,132

INSURANCE RELATED --- 2.5%
     47,800 AmerUs Group Co (6)                                        1,770,990
     73,400 American Financial Group Inc                               1,754,260
     70,800 Annuity & Life Re Holdings Ltd                             1,280,772
     44,600 Protective Life Corp                                       1,476,260
                                                                      $6,282,282

INVESTMENT BANK/BROKERAGE FIRM --- 4.4%
     34,400 Affiliated Managers Group Inc*                             2,115,600
     74,900 Federated Investors Inc Class B                            2,589,293
     51,600 Glimcher Realty Trust                                        949,440
    123,200 MCG Capital Corp (6)                                       2,058,672
    142,600 RFS Hotel Investments Inc                                  1,930,804
     94,130 Republic Bancorp Inc                                       1,406,302
                                                                     $11,050,111

LEISURE & ENTERTAINMENT --- 1.0%
     41,100 Aztar Corp*                                                  854,880
     70,790 Dover Downs Entertainment Inc                                895,494
    112,700 Dover Motorsports Inc                                        631,120
                                                                      $2,381,494

MACHINERY --- 0.8%
     67,600 Flowserve Corp*                                            2,014,480
                                                                      $2,014,480

MANUFACTURING --- 4.0%
     33,900 Actuant Corp Class A*                                      1,398,375
     41,300 CLARCOR Inc                                                1,307,145
     32,700 Gardner Denver Inc*                                          654,000
     70,600 Mueller Industries Inc*                                    2,241,550
     88,800 Pillowtex Corp*                                              692,640
     45,400 Reliance Steel & Aluminum Co                               1,375,166
     35,900 Robbins & Myers Inc                                          935,195
     82,500 Stewart & Stevenson Services Inc                           1,463,550
                                                                     $10,067,621

MEDICAL PRODUCTS --- 4.2%
     36,600 Beckman Coulter Inc                                        1,826,340
     46,500 Cooper Cos Inc (6)                                         2,190,150
     55,500 Steris Corp*                                               1,047,840
     87,200 Sybron Dental Specialties Inc*                             1,613,200
     89,700 Ventana  Medical Systems Inc (6)*                          1,968,915
     95,300 Wright Medical Group Inc*                                  1,921,248
                                                                     $10,567,693

OIL & GAS --- 3.1%
     43,000 Atwood Oceanics Inc*                                       1,626,690
     32,300 Evergreen Resources Inc*                                   1,372,750
    442,600 Grey Wolf Inc*                                             1,796,956
     42,000 Hydril Co*                                                 1,125,600
     95,100 Remington Oil & Gas Corp*                                  1,894,392
                                                                      $7,816,388

PAPER & FOREST PRODUCTS --- 1.5%
     66,300 Boise Cascade Corp                                         2,289,339
     85,800 Rock-Tenn Co Class A                                       1,574,430
                                                                      $3,863,769

PERSONAL LOANS --- 0.2%
     15,900 Financial Federal Corp*                                      533,445
                                                                        $533,445

PHARMACEUTICALS --- 2.5%
     60,200 Albany Molecular Research Inc*                             1,272,628
     49,000 CIMA Labs Inc*                                             1,181,880
     30,100 Medicis Pharmaceutical Corp                      Class A (6)*
1,287,076
    187,250 Perrigo Co*                                                2,434,250
                                                                      $6,175,834

PHOTOGRAPHY/IMAGING --- 0.8%
    215,700 IKON Office Solutions Inc                                  2,027,580
                                                                      $2,027,580

POLLUTION CONTROL --- 0.6%
     47,700 Waste Connections Inc*                                     1,490,148
                                                                      $1,490,148

PRINTING & PUBLISHING --- 1.8%
     93,800 Belo Corp Class A                                          2,120,818
     97,100 John Wiley & Sons Inc Class A                              2,325,545
                                                                      $4,446,363

REAL ESTATE --- 6.5%
     71,000 Bedford Property Investors Inc REIT (6)                    1,924,100
     72,400 CarrAmerica Realty Corp REIT                               2,233,540
    117,400 Corporate Office Properties Trust REIT                     1,712,866
     77,000 Hertiage Property Investment                      Trust REIT
2,056,670
     65,800 LaSalle Hotel Properties REIT                              1,036,350
     55,900 Liberty Property Trust REIT                                1,956,500
     49,850 Prentiss Properties Trust REIT                             1,582,738
    111,600 Senior Housing Properties Trust REIT                       1,752,120
     70,000 iStar Financial Inc REIT                                   1,995,000
                                                                     $16,249,884

RESTAURANTS --- 1.0%
     35,300 CEC Entertainment Inc*                                     1,457,890
     35,800 IHOP Corp*                                                 1,054,310
                                                                      $2,512,200

RETAIL --- 6.0%
     58,600 AnnTaylor Stores Corp*                                     1,487,854
     47,000 Charlotte Russe Holding Inc*                               1,049,510
    100,800 Cole National Corp  Class A*                               1,915,200
     53,900 Hughes Supply Inc                                          2,388,309
     66,200 Linens 'n Things Inc (6)*                                  2,172,022
     61,400 Men's Wearhouse Inc*                                       1,565,700
     24,200 Payless ShoeSource Inc*                                    1,395,130
     31,300 Pier 1 Imports Inc                                           649,475
     65,000 Wild Oats Markets Inc (6)*                                 1,046,500
     38,500 Zale Corp*                                                 1,409,100
                                                                     $15,078,800

SAVINGS & LOANS --- 0.8%
     47,600 Port Financial Corp                                        1,908,284
                                                                      $1,908,284

SPECIALIZED SERVICES --- 5.7%
     55,100 ADVO Inc*                                                  2,129,615
     45,150 Harte-Hanks Inc                                              927,833
     62,900 Kelly Services Inc Class A                                 1,698,929
     66,700 NCO Group Inc*                                             1,452,726
     68,800 National Processing Inc*                                   1,803,248
    109,600 Navigant Consulting Inc*                                     766,104
     84,300 Pegasus Solutions Inc*                                     1,475,250
     85,100 RH Donnelley Corp*                                         2,380,247
     58,200 Viad Corp                                                  1,513,200
                                                                     $14,147,152

TELEPHONE & TELECOMMUNICATIONS --- 2.0%
     83,900 ADTRAN Inc*                                                1,594,016
     89,300 Advanced Fibre Communications*                             1,477,022
     47,700 Commonwealth Telephone                       Enterprises Inc*
1,919,448
                                                                      $4,990,486

TEXTILES --- 1.3%
     69,150 Fossil Inc*                                                1,421,724
     53,800 Liz Claiborne Inc                                          1,710,840
                                                                      $3,132,564

TRANSPORTATION --- 2.6%
     80,300 GATX Corp (6)                                              2,417,030
     86,200 Terex Corp*                                                1,938,638
     63,400 Yellow Corp*                                               2,054,160
                                                                      $6,409,828

UTILITIES --- 2.0%
     53,000 AGL Resources Inc                                          1,240,730
     53,250 New Jersey Resources Corp                                  1,589,513
     89,700 Vectren Corp                                               2,233,530
                                                                      $5,063,773

WATER --- 0.5%
     47,400 American States Water Co                                   1,248,516
                                                                      $1,248,516

TOTAL COMMON STOCK --- 100.0%                                       $249,466,127
(Cost $229,526,515)

TOTAL LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100.0%            $249,466,127
(Cost $229,526,515)


The Maxim Series Fund

Money Market Portfolio

BONDS

AGENCY --- 17.4%
  9,000,000 Fannie Mae (4)                                             9,000,000
            CMO SER.2002-T7 CL.A1
            1.950% June 25, 2033
 13,140,580 Fannie Mae (4)                                            13,140,580
            ABS HEL SER.2001-T9 CL.A1
            1.950% September 25, 2031
 20,000,000 Fannie Mae (4)                                            19,987,500
            CMO SER.2002-W5 CL.A9
            2.240% July 25, 2013
 23,721,094 Fannie Mae (4)                                            23,721,093
            ABS SER.2001-T13 CL A1 CALLABL
            2.000% March 25, 2032
 11,824,851 Freddie Mac (4)                                           11,824,851
            ABS SER.T-32 CL.A1
            1.970% August 25, 2031
 11,027,194 Freddie Mac (4)                                           11,030,538
            ABS SER.T-26 CL.A1
            1.970% January 15, 2027
    749,974 Freddie Mac (4)                                              749,974
            CMO SER.T20 CL.A7
            1.990% December 25, 2029
  3,032,826 Freddie Mac (4)                                            3,032,826
            ABS SER.T-29 CL.A1
            1.970% September 15, 2026
 22,614,537 Freddie Mac (4)                                           22,620,421
            ABS SER.T-35 CL.A
            1.980% September 25, 2031
  1,166,490 Freddie Mac (4)                                            1,166,490
            CMO SER.T-28 CL.A1
            1.985% September 25, 2030
 10,236,672 Freddie Mac (4)                                           10,236,672
            ABS SER.T-31 CL.A7
            1.965% February 25, 2031
 25,000,000 Sallie Mae (4)                                            25,000,000
            Medium Term Notes
            2.070% April 1, 2004
                                                                    $151,510,945

ASSET BACKED SECURITY --- 1.7%
 15,000,000 Countrywide Asset-Backed                    Certificates (4)
15,000,000
            Series 2002-2 Class 1A1
            1.960% April 25, 2032
                                                                     $15,000,000

TOTAL BONDS --- 19.1%                                               $166,510,945
(Cost $166,510,945)

SHORT-TERM INVESTMENTS

AGENCY --- 79.7%
 14,899,000 Fannie Mae                                                14,869,617
 20,000,000 Fannie Mae                                                19,922,175
    270,000 Fannie Mae                                                   269,146
 25,000,000 Fannie Mae                                                24,994,927
 31,011,000 Fannie Mae                                                30,937,365
 20,000,000 Fannie Mae                                                19,972,777
 10,000,000 Fannie Mae                                                10,000,000
 20,000,000 Fannie Mae                                                19,835,693
 20,000,000 Fannie Mae                                                19,945,163
  7,110,000 Fannie Mae                                                 7,080,482
 15,000,000 Fannie Mae                                                14,986,841
 10,000,000 Fannie Mae                                                 9,972,419
 20,000,000 Fannie Mae                                                19,894,354
 10,000,000 Fannie Mae                                                 9,980,548
 15,000,000 Fannie Mae                                                14,962,261
 15,000,000 Fannie Mae                                                14,997,830
 20,000,000 Farmer Mac                                                19,988,089
 20,000,000 Farmer Mac                                                19,968,190
  9,000,000 Farmer Mac                                                 8,997,398
 15,000,000 Farmer Mac                                                14,915,649
 10,000,000 Farmer Mac                                                 9,998,014
  5,676,000 Federal Farm Credit                                        5,663,703
  1,373,000 Federal Farm Credit                                        1,367,785
  5,000,000 Federal Farm Credit                                        4,992,833
 15,000,000 Federal Farm Credit                                       14,975,971
 10,000,000 Federal Farm Credit                                        9,959,370
 25,000,000 Federal Farm Credit                                       24,987,744
  7,950,000 Federal Farm Credit                                        7,933,046
 20,000,000 Federal Farm Credit                                       19,997,922
  5,931,000 Federal Home Loan Bank                                     5,901,572
 15,000,000 Federal Home Loan Bank                                    14,996,970
 15,161,000 Federal Home Loan Bank                                    15,121,761
 10,000,000 Federal Home Loan Bank                                     9,991,278
 11,810,000 Federal Home Loan Bank                                    11,793,157
 25,000,000 Federal Home Loan Bank                                    24,800,432
 15,000,000 Federal Home Loan Bank                                    14,884,868
 20,000,000 Freddie Mac                                               19,953,416
 10,000,000 Freddie Mac                                               10,000,000
  4,150,000 Freddie Mac                                                4,122,179
  7,520,000 Freddie Mac                                                7,492,433
 21,015,000 Freddie Mac                                               20,909,692
  2,571,000 Freddie Mac                                                2,568,568
 15,000,000 Freddie Mac                                               14,987,846
 15,000,000 Freddie Mac                                               14,856,678
 30,000,000 Sallie Mae                                                29,622,574
 57,200,000 Sallie Mae                                                57,194,075
                                                                    $695,564,811

SUPRANATIONALS --- 1.2%
  9,600,000 International Bank for Reconstruction and Development      9,581,284
    700,000 International Bank for Reconstruction and Development        699,685
                                                                     $10,280,969

TOTAL SHORT-TERM INVESTMENTS --- 80.9%                              $705,845,780
(Cost $705,845,780)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $872,356,725
(Cost $872,356,725)


The Maxim Series Fund

Short Duration Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 2.8%
  1,600,000 Lockheed Martin Corp                                       1,775,280
            Notes
            7.950% December 1, 2005
  2,000,000 United Technologies Corp                                   2,133,982
            Notes
            6.625% November 15, 2004
                                                                      $3,909,262

BANKS --- 6.0%
  2,000,000 Bank of America Corp                                       2,008,796
            Notes
            4.750% October 15, 2006
  2,000,000 Mellon Funding Corp/Mellon Financial Corp                  2,077,328
            Senior Notes
            5.750% November 15, 2003
  2,000,000 PNC Funding Corp                                           2,068,180
            Subordinated Notes
            6.125% September 1, 2003
  2,000,000 SunTrust Bank Central Florida                              2,182,480
            Subordinated Notes
            6.900% July 1, 2007
                                                                      $8,336,784

BROADCAST/MEDIA --- 4.4%
  2,000,000 Cox Communications Inc                                     2,032,272
            Notes
            7.500% August 15, 2004
  2,000,000 Gannett Co Inc                                             2,040,394
            Notes
            4.950% April 1, 2005
  2,000,000 Turner Broadcasting Systems Inc                            2,069,574
            Senior Notes
            7.400% February 1, 2004
                                                                      $6,142,240

BUILDING MATERIALS --- 1.5%
  2,000,000 Masco Corp                                                 2,117,376
            Notes
            6.750% March 15, 2006
                                                                      $2,117,376

CANADIAN - PROVINCIAL --- 2.2%
  3,000,000 Province of Ontario (6)                                    3,032,271
            Notes
            4.200% June 30, 2005
                                                                      $3,032,271

CHEMICALS --- 1.5%
  2,000,000 PPG Industries Inc                                         2,105,278
            Notes
            6.750% August 15, 2004
                                                                      $2,105,278

COMMERCIAL MORTGAGE BACKED --- 0.6%
    845,600 Norwest Asset Securities Corp                                866,996
            Series 1999-9 Class A2
            6.500% April 25, 2029
                                                                        $866,996

COMPUTER SOFTWARE & SERVICES --- 1.5%
  2,000,000 Electronic Data Systems Corp                               2,115,070
            Notes
            6.850% October 15, 2004
                                                                      $2,115,070

CONGLOMERATES --- 2.2%
  3,000,000 3M Co                                                      3,038,571
            Notes
            4.150% June 30, 2005
                                                                      $3,038,571

COSMETICS & PERSONAL CARE --- 2.2%
  3,000,000 Gillette Co #                                              3,029,139
            Notes
            4.000% June 30, 2005
                                                                      $3,029,139

DISTRIBUTORS --- 1.5%
  2,000,000 SYSCO Corp                                                 2,052,320
            Notes
            4.750% July 30, 2005
                                                                      $2,052,320

ELECTRIC COMPANIES --- 7.8%
  2,000,000 Boston Edison Co                                           2,055,066
            Debentures
            6.800% March 15, 2003
  3,000,000 Niagara Mohawk Power Corp                                  3,451,695
            Senior Notes
            8.875% May 15, 2007
  2,000,000 Public Service Co of Colorado                              2,040,532
            Bonds
            6.000% April 15, 2003
  2,000,000 Texas Utilities Electric Co                                2,096,068
            1st Mortgage
            6.250% October 1, 2004
  1,100,000 Virginia Electric & Power Co                               1,176,253
            1st Mortgage
            8.000% March 1, 2004
                                                                     $10,819,614

FINANCIAL SERVICES --- 21.3%
  2,000,000 American Express Credit Corp (6)                           2,024,792
            Notes
            4.250% February 7, 2005
  2,000,000 CIT Group Inc                                              1,918,920
            Notes
            5.625% May 17, 2004
  2,000,000 Capital One Bank                                           1,976,842
            Senior Notes
            6.875% February 1, 2006
  2,000,000 Citigroup Inc (6)                                          2,064,472
            Notes
            5.500% August 9, 2006
  2,000,000 Countrywide Home Loans Inc                                 2,055,912
            Notes
            5.250% June 15, 2004
  2,000,000 Ford Motor Credit Co                                       2,046,132
            Notes
            6.875% February 1, 2006
  2,000,000 General Electric Capital Corp                              2,053,138
            Notes
            5.350% March 30, 2006
  2,000,000 General Motors Acceptance Corp                             2,028,310
            Notes
            6.125% September 15, 2006
  2,000,000 Goldman Sachs Group LP                                     2,164,354
            Notes
            7.200% March 1, 2007
  2,000,000 Household Finance Corp                                     2,067,470
            Notes
            6.000% May 1, 2004
  2,000,000 International Lease Finance Corp                           2,175,312
            Notes
            8.150% October 1, 2004
  2,000,000 JP Morgan Chase & Co                                       2,011,576
            Notes
            5.250% May 30, 2007
  2,000,000 Mellon Funding Corp                                        2,012,746
            Company Guaranteed Notes
            4.875% June 15, 2007
  3,000,000 Wells Fargo Financial Inc                                  2,996,046
            Senior Notes
            4.875% June 12, 2007
                                                                     $29,596,022

FOOD & BEVERAGES --- 3.7%
  3,000,000 Coca-Cola Co                                               3,029,880
            Notes
            4.000% June 1, 2005
  2,000,000 ConAgra Foods Inc                                          2,166,386
            Notes
            7.500% September 15, 2005
                                                                      $5,196,266

FOREIGN BANKS --- 2.3%
  3,000,000 KFW International Finance                                  3,203,160
            Notes
            7.625% February 15, 2004
                                                                      $3,203,160

FOREIGN GOVERNMENTS --- 1.4%
  2,000,000 Government of Italy                                        1,997,166
            Notes
            4.375% October 25, 2006
                                                                      $1,997,166

GOLD, METALS & MINING --- 0.6%
    786,753 DTE Burnes Harbor LLC #  ^                                   763,622
            Senior Notes
            6.570% January 30, 2003
                                                                        $763,622

HEALTH CARE RELATED --- 2.2%
  3,000,000 Abbott Laboratories                                        3,108,822
            Notes
            5.625% July 1, 2006
                                                                      $3,108,822

HOUSEHOLD GOODS --- 2.4%
  1,300,000 Colgate-Palmolive Co                                       1,312,013
            Notes
            3.980% April 29, 2005
  2,000,000 Fort James Corp                                            1,971,830
            Notes
            6.700% November 15, 2003
                                                                      $3,283,843

INSURANCE RELATED --- 4.5%
  2,000,000 AIG SunAmerica Global Fincng XII #                         2,049,280
            Notes
            5.300% May 30, 2007
  2,000,000 Hartford Life Inc                                          2,112,296
            Notes
            6.900% June 15, 2004
  2,000,000 Monumental Global Funding #                                2,033,254
            Notes
            5.200% January 30, 2007
                                                                      $6,194,830

OFFICE EQUIPMENT & SUPPLIES --- 1.5%
  2,000,000 Pitney Bowes Inc                                           2,108,444
            Notes
            5.950% February 1, 2005
                                                                      $2,108,444

OIL & GAS --- 6.0%
  4,000,000 BP Capital Markets PLC                                     4,039,828
            Company Guaranteed Notes
            4.000% April 29, 2005
  3,000,000 Marathon Oil Corp                                          3,014,592
            Notes
            5.375% June 1, 2007
  1,500,000 Williams Holdings of Delaware                              1,237,931
            Debentures
            6.250% February 1, 2006
                                                                      $8,292,351

PHARMACEUTICALS --- 4.0%
  2,375,000 Merck & Co Inc                                             2,437,724
            Notes
            5.250% July 1, 2006
  3,000,000 Pfizer Inc                                                 3,163,530
            Notes
            5.625% February 1, 2006
                                                                      $5,601,254

RAILROADS --- 1.5%
  2,000,000 Union Pacific Corp                                         2,080,434
            Notes
            6.340% November 25, 2003
                                                                      $2,080,434

RETAIL --- 3.7%
  2,000,000 Safeway Inc                                                2,012,616
            Notes
            3.625% November 5, 2003
  3,000,000 Wal-Mart Stores Inc                                        3,128,811
            Senior Notes
            5.450% August 1, 2006
                                                                      $5,141,427

SUPRANATIONALS --- 2.6%
  3,500,000 European Investment Bank                                   3,558,450
            Senior Unsubordinated Notes
            4.000% August 30, 2005
                                                                      $3,558,450

TELEPHONE & TELECOMMUNICATIONS --- 0.6%
  1,000,000 Sprint Capital Corp                                          888,619
            Company Guaranteed Notes
            5.700% November 15, 2003
                                                                        $888,619

U.S. GOVERNMENTS --- 1.5%
  2,100,000 United States of America (6)                               2,128,875
            Treasury Notes
            4.375% May 15, 2007
                                                                      $2,128,875

UTILITIES --- 1.5%
  2,000,000 Florida Gas Transmission Co #                              2,051,636
            Senior Notes
            8.630% November 1, 2004
                                                                      $2,051,636

WHOLE LOAN --- 1.4%
  1,888,006 DLJ Mortgage Acceptance Corp #                             1,942,481
            Series 1995-CF2 Class A1B
            6.850% December 17, 2027
                                                                      $1,942,481

TOTAL BONDS --- 97.1%                                               $134,702,623
(Cost $133,381,345)

SHORT-TERM INVESTMENTS

AGENCY --- 2.9%
  4,023,000 Freddie Mac                                                4,022,575
                                                                      $4,022,575

TOTAL SHORT-TERM INVESTMENTS --- 2.9%                                 $4,022,575
(Cost $4,022,575)

TOTAL SHORT DURATION BOND PORTFOLIO --- 100.0%                      $138,725,198
(Cost $137,403,920)


The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.0%
     58,726 Boeing Co                                                  2,642,670
     14,000 General Dynamics Corp                                      1,488,900
      7,130 Goodrich Corp                                                194,792
     57,012 Honeywell International Inc                                2,008,533
      6,543 L-3 Communications Holdings Inc*                             353,322
     31,282 Lockheed Martin Corp                                       2,174,099
      7,756 Northrop Grumman Corp                                        969,500
      3,800 Precision Castparts Corp                                     125,400
     27,560 Raytheon Co Class B                                        1,123,070
     12,900 Rockwell Collins                                             353,718
        800 Sequa Corp Class A*                                           52,312
     33,140 United Technologies Corp                                   2,250,206
                                                                     $13,736,522

AGRICULTURE --- 0.1%
     45,764 Archer-Daniels-Midland Co                                    585,322
                                                                        $585,322

AIR FREIGHT --- 0.3%
      3,650 Airborne Inc                                                  70,080
      2,900 Atlas Air Worldwide Holdings Inc*                             10,730
      5,850 CH Robinson Worldwide Inc                                    196,151
      3,300 CNF Inc                                                      125,334
      3,600 EGL Inc*                                                      61,056
      6,800 Expeditors International of                   Washington Inc
225,488
     20,730 FedEx Corp*                                                1,106,982
     95,150 JDS Uniphase Corp*                                           254,051
      4,150 Ryder System Inc                                             112,424
                                                                      $2,162,296

AIRLINES --- 0.2%
     11,050 AMR Corp*                                                    186,303
      2,000 Alaska Air Group Inc*                                         52,200
      8,650 Delta Air Lines Inc                                          173,000
     54,070 Southwest Airlines Co                                        873,771
                                                                      $1,285,274

AUTO PARTS & EQUIPMENT --- 0.4%
      4,400 ArvinMeritor Inc                                             105,600
      1,600 Bandag Inc                                                    45,312
      1,970 BorgWarner Inc                                               113,787
      4,950 Cooper Tire & Rubber Co                                      101,723
     10,611 Dana Corp                                                    194,075
     39,315 Delphi Automotive Systems Corp                               518,958
      3,373 Federal Signal Corp                                           80,952
      5,050 Gentex Corp*                                                 138,724
     11,350 Goodyear Tire & Rubber Co                                    212,359
      6,050 Johnson Controls Inc                                         493,741
      4,250 Lear Corp*                                                   196,563
      2,600 Modine Manufacturing Co                                       63,908
      1,900 Superior Industries International Inc                         87,647
      8,700 TRW Inc                                                      494,160
      9,288 Visteon Corp                                                 131,890
                                                                      $2,979,399

AUTOMOBILES --- 0.6%
    126,900 Ford Motor Co                                              2,030,400
     39,050 General Motors Corp                                        2,087,223
                                                                      $4,117,623

BANKS --- 7.6%
     25,490 AmSouth Bancorp                                              570,466
      4,867 Associated Banc-Corp                                         183,535
      6,400 Astoria Financial Corp                                       205,120
     33,161 BB&T Corp                                                  1,280,015
     81,797 Bank One Corp                                              3,147,549
    107,408 Bank of America Corp                                       7,557,227
      5,150 Bank of Hawaii Corp                                          146,157
     50,950 Bank of New York Co Inc                                    1,719,563
     10,550 Banknorth Group Inc                                          274,511
     15,858 Charter One Financial Inc                                    545,198
      3,550 City National Corp                                           190,813
      8,000 Colonial BancGroup Inc                                       120,000
     12,350 Comerica Inc                                                 758,290
      4,470 Commerce Bancorp Inc                                         197,574
      8,950 Compass Bancshares Inc                                       300,720
     41,071 Fifth Third Bancorp                                        2,737,382
      8,850 First Tennessee National Corp                                338,955
      3,450 First Virginia Banks Inc                                     184,989
      5,850 FirstMerit Corp                                              161,343
     73,321 FleetBoston Financial Corp                                 2,371,934
      9,630 Golden State Bancorp                                         349,088
     10,850 Golden West Financial Corp                                   746,263
      3,800 Greater Bay Bancorp                                          116,888
     11,350 Hibernia Corp                                                224,617
     17,485 Huntington Bancshares Inc                                    339,559
      3,861 Independence Community Bank Corp                             110,927
      4,550 IndyMac Bancorp Inc*                                         103,194
      4,000 Investors Financial Services Corp                            134,160
     29,704 KeyCorp                                                      810,919
      6,650 M&T Bank Corp                                                570,304
     14,700 Marshall & Ilsley Corp                                       447,174
     30,962 Mellon Financial Corp                                        973,136
      4,820 Mercantile Bankshares Corp                                   197,765
     42,640 National City Corp                                         1,417,780
     14,375 National Commerce Financial Corp                             378,063
      7,271 New York Community Bancorp Inc                               197,044
     11,650 North Fork Bancorp Inc                                       463,787
     15,600 Northern Trust Corp                                          687,336
     19,750 PNC Financial Services Group                               1,032,530
      3,300 Provident Financial Group Inc                                 95,733
     16,000 Regions Financial Corp                                       562,400
      6,075 Roslyn Bancorp Inc                                           132,617
      3,000 Silicon Valley Bancshares*                                    79,080
     24,424 SouthTrust Corp                                              637,955
     18,000 Sovereign Bancorp Inc                                        269,100
     19,926 SunTrust Banks Inc                                         1,349,389
     20,650 Synovus Financial Corp                                       568,288
      5,350 TCF Financial Corp                                           262,685
    133,690 US Bancorp                                                 3,121,662
     14,325 Union Planters Corp                                          463,700
     95,616 Wachovia Corp                                              3,650,619
     67,799 Washington Mutual Inc                                      2,516,021
      3,400 Webster Financial Corp                                       130,016
    119,540 Wells Fargo & Co                                           5,984,172
      2,370 Westamerica Bancorp                                           93,757
      4,800 Wilmington Trust Corp                                        146,400
      6,350 Zions Bancorp                                                330,835
                                                                     $52,686,304

BIOTECHNOLOGY --- 0.9%
     72,650 Amgen Inc*                                                 3,042,582
     13,200 Chiron Corp*                                                 466,620
     15,000 Genzyme Corp*                                                288,600
     13,800 Gilead Sciences Inc*                                         453,744
     10,650 IDEC Pharmaceuticals Corp*                                   377,543
     38,245 Immunex Corp*                                                854,393
      4,950 Incyte Genomics Inc*                                          35,987
     17,418 MedImmune Inc*                                               459,835
     19,997 Millennium Pharmaceuticals Inc*                              242,964
      6,100 Protein Design Labs Inc*                                      66,246
      5,050 Vertex Pharmaceuticals Inc*                                   82,214
                                                                      $6,370,728

BROADCAST/MEDIA --- 0.6%
     42,550 Clear Channel Communications Inc*                          1,362,451
     66,250 Comcast Corp Class A*                                      1,579,400
      3,500 Emmis Communications Corp Class A*                            74,165
      3,350 Entercom Communications Corp*                                153,765
      7,550 Hispanic Broadcasting Corp*                                  197,055
     16,166 Univision Communications Inc Class A*                        507,612
      7,600 Westwood One Inc*                                            253,992
                                                                      $4,128,440

BUILDING MATERIALS --- 0.3%
      4,950 American Standard Cos Inc*                                   371,745
      4,450 Crane Co                                                     112,852
      3,500 Martin Marietta Materials Inc                                136,500
     33,200 Masco Corp                                                   900,052
      6,950 Vulcan Materials Co                                          302,881
      2,900 York International Corp                                       97,991
                                                                      $1,922,021

CHEMICALS --- 1.6%
      2,175 A Schulman Inc                                                46,652
     16,000 Air Products & Chemicals Inc                                 807,520
      5,250 Airgas Inc*                                                   90,825
      2,950 Albemarle Corp                                                91,008
      4,350 Cabot Corp                                                   123,540
      7,948 Crompton Corp                                                101,337
      3,000 Cytec Industries Inc*                                         94,320
     63,248 Dow Chemical Co                                            2,174,466
     69,457 EI du Pont de Nemours & Co                                 3,083,891
      5,250 Eastman Chemical Co                                          246,225
      9,100 Ecolab Inc                                                   420,693
      9,150 Engelhard Corp                                               259,128
      2,300 FMC Corp*                                                     69,391
      2,600 Ferro Corp                                                    78,390
      3,400 Great Lakes Chemical Corp                                     90,270
      2,200 HB Fuller Co                                                  64,438
      7,450 Hercules Inc*                                                 88,804
      7,950 IMC Global Inc                                                99,375
      6,550 International Flavors & Fragrances Inc                       212,810
      3,800 Lubrizol Corp                                                127,300
      8,150 Lyondell Chemical Co                                         123,065
      1,450 Minerals Technologies Inc                                     71,514
      3,300 Olin Corp                                                     73,095
     11,750 PPG Industries Inc                                           727,325
     11,150 Praxair Inc                                                  635,216
      7,131 RPM Inc                                                      108,748
     15,604 Rohm & Haas Co                                               631,806
      5,100 Sigma-Aldrich Corp                                           255,765
      7,230 Solutia Inc                                                   50,755
      3,600 Valspar Corp                                                 162,000
                                                                     $11,209,672

COMMUNICATIONS - EQUIPMENT --- 0.3%
    189,647 AT&T Wireless Services Inc*                                1,109,435
     56,950 Nextel Communications Inc Class A*                           182,810
    265,062 Nortel Networks Corp*                                        384,340
      4,150 Price Communications Corp*                                    66,400
     69,800 Sprint PCS*                                                  312,006
      3,850 Telephone & Data Systems Inc                                 233,118
                                                                      $2,288,109

COMPUTER HARDWARE & SYSTEMS --- 3.0%
     24,650 Apple Computer Inc*                                          436,798
      3,300 Avocent Corp*                                                 52,536
    181,160 Dell Computer Corp*                                        4,735,522
    155,774 EMC Corp*                                                  1,176,094
     23,190 Gateway Inc*                                                 102,964
    210,997 Hewlett-Packard Co                                         3,224,034
      2,590 Imation Corp*                                                 77,078
      2,900 InFocus Corp*                                                 34,162
    119,456 International Business Machines Corp                       8,600,832
      9,100 Lexmark International Group Inc                      Class A*
495,040
      7,845 McDATA Corp*                                                  69,114
      6,681 NCR Corp*                                                    232,833
     23,350 Network Appliance Inc*                                       290,474
     40,927 Palm Inc*                                                     72,032
     10,850 Quantum Corp*                                                 45,570
      4,550 Sandisk Corp*                                                 56,420
      7,250 Storage Technology Corp*                                     115,783
    227,450 Sun Microsystems Inc*                                      1,139,525
                                                                     $20,956,811

COMPUTER SOFTWARE & SERVICES --- 6.1%
      3,957 Activision Inc*                                              114,990
      6,150 Acxiom Corp*                                                 107,564
     16,700 Adobe Systems Inc                                            475,950
      2,600 Advent Software*                                              66,820
      9,008 Affiliated Computer Services Inc                     Class A*
427,700
     18,720 Ascential Software Corp*                                      52,229
      7,800 Autodesk Inc                                                 103,350
     21,805 Avaya Inc*                                                   107,935
     17,200 BMC Software Inc*                                            285,520
     17,050 Cadence Design Systems Inc*                                  274,846
    510,960 Cisco Systems Inc*                                         7,127,892
     13,300 Citrix Systems Inc*                                           80,332
     40,431 Computer Associates International Inc                        642,449
     12,100 Computer Sciences Corp*                                      578,380
     26,650 Compuware Corp*                                              161,766
      9,450 Electronic Arts Inc*                                         624,173
     33,600 Electronic Data Systems Corp                               1,248,240
      5,812 Gartner Inc*                                                  54,633
      3,633 Internet Security Systems Inc*                                47,665
     14,800 Intuit Inc*                                                  735,856
      6,150 Jack Henry & Associates Inc                                  102,644
      5,250 Keane Inc*                                                    66,938
      6,150 Legato Systems Inc*                                           22,140
      7,350 MPS Group Inc*                                                62,475
      3,850 Macromedia Inc*                                               34,150
      4,450 Mentor Graphics Corp*                                         63,279
      5,650 Mercury Interactive Corp*                                    129,724
    377,800 Microsoft Corp*                                           20,665,660
      3,800 National Instruments Corp*                                   123,728
      9,749 Network Associates Inc*                                      187,863
     25,950 Novell Inc*                                                   83,300
    383,698 Oracle Corp*                                               3,633,620
     18,600 Parametric Technology Corp*                                   66,569
     21,100 PeopleSoft Inc*                                              313,968
      4,300 RSA Security  Inc*                                            20,683
     14,000 Rational Software Corp*                                      114,940
      3,800 Retek Inc*                                                    92,340
      4,950 Reynolds & Reynolds Co Class A                               138,353
     32,500 Siebel Systems Inc*                                          462,150
     19,700 SunGard Data Systems Inc*                                    521,656
      7,050 Sybase Inc*                                                   74,378
      3,050 Sykes Enterprises Inc*                                        23,451
     10,200 Symantec Corp*                                               335,070
      5,150 Synopsys Inc*                                                282,272
      4,750 Titan Corp*                                                   86,878
      2,800 Transaction Systems Architects Inc Class A*                   32,928
     22,650 Unisys Corp*                                                 203,850
     28,400 VERITAS Software Corp*                                       562,036
      5,350 Wind River Systems*                                           26,804
     41,050 Yahoo! Inc*                                                  605,898
                                                                     $42,458,035

CONGLOMERATES --- 3.3%
     25,000 3Com Corp*                                                   110,000
      2,300 Carlisle Cos Inc                                             103,454
    693,280 General Electric Co                                       20,139,784
      2,900 Teleflex Inc                                                 165,735
      9,750 Textron Inc                                                  457,275
    139,542 Tyco International Ltd                                     1,885,212
                                                                     $22,861,460

CONTAINERS --- 0.2%
      4,000 Ball Corp                                                    165,920
      3,650 Bemis Co Inc                                                 173,375
      7,494 Packaging Corp of America*                                   149,056
     11,350 Pactiv Corp*                                                 268,995
      5,655 Sealed Air Corp*                                             227,727
      3,400 Temple-Inland Inc                                            196,724
                                                                      $1,181,797

COSMETICS & PERSONAL CARE --- 0.5%
      3,700 Alberto-Culver Co Class B                                    176,860
     16,700 Avon Products Inc                                            872,408
     73,850 Gillette Co                                                2,501,300
                                                                      $3,550,568

DISTRIBUTORS --- 0.9%
      7,192 AmericsourceBergen Corp                                      546,592
     31,530 Cardinal Health Inc                                        1,936,257
      5,300 Fastenal Co                                                  204,103
     12,325 Genuine Parts Co                                             429,773
     20,350 IMS Health Inc                                               365,283
     20,219 McKesson HBOC Inc                                            661,161
      8,390 Quintiles Transnational Corp*                                104,791
      9,350 SUPERVALU Inc                                                229,356
     46,400 SYSCO Corp                                                 1,263,008
      6,550 WW Grainger Inc                                              328,155
                                                                      $6,068,479

ELECTRIC COMPANIES --- 2.9%
     37,900 AES Corp*                                                    205,418
      5,750 ALLETE Inc                                                   155,825
      8,850 Allegheny Energy Inc                                         227,888
      5,996 Alliant Energy Corp                                          154,097
      9,750 Ameren Corp                                                  419,348
     23,372 American Electric Power Co Inc                               935,347
      8,650 Aquila Inc                                                    69,200
      1,900 Black Hills Corp                                              65,740
      9,400 CMS Energy Corp                                              103,212
     25,815 Calpine Corp*                                                181,479
     11,443 Cinergy Corp                                                 411,834
      3,340 Cleco Corp                                                    73,146
      6,175 Conectiv Inc                                                 157,154
     15,000 Consolidated Edison Inc                                      626,250
     11,750 Constellation Energy Group                                   344,745
      9,024 DPL Inc                                                      238,685
      3,850 DQE Inc                                                       53,900
     11,287 DTE Energy Co                                                503,852
     19,231 Dominion Resources Inc                                     1,268,861
     58,121 Duke Energy Corp                                           1,807,563
     22,950 Edison International*                                        390,150
      8,150 Energy East Corp                                             184,190
     15,500 Entergy Corp                                                 657,820
     22,537 Exelon Corp                                                1,178,685
     12,100 FPL Group Inc                                                725,879
     20,803 FirstEnergy Corp                                             694,404
      4,250 Great Plains Energy Inc                                       86,488
      2,400 Hawaiian Electric Industries Inc                             102,120
      2,800 IDACORP Inc                                                   77,028
      4,750 MDU Resources Group Inc                                      125,780
     27,464 Mirant Corp*                                                 200,487
      3,950 NSTAR                                                        176,881
      9,890 Northeast Utilities                                          184,547
      5,250 OGE Energy Corp                                              120,015
     27,453 PG&E Corp*                                                   491,134
      2,900 PNM Resources Inc                                             70,180
     10,396 PPL Corp                                                     343,900
      5,750 Pinnacle West Capital Corp                                   227,125
      7,650 Potomac Electric Power Co                                    164,322
     15,335 Progress Energy Inc                                          797,573
      8,100 Progress Energy Inc @ (CVO)*                                       0
     14,370 Public Service Enterprise Group Inc                          622,221
      5,850 Puget Energy Inc                                             121,037
      5,650 Questar Corp                                                 140,459
     21,217 Reliant Energy Inc                                           358,567
      7,300 SCANA Corp                                                   225,716
      7,550 Sierra Pacific Resources                                      58,890
     48,900 Southern Co                                                1,339,860
     18,375 TXU Corp                                                     944,475
     10,050 Teco Energy Inc                                              246,225
      4,683 Vectren Corp                                                 116,607
      1,779 WPS Resources Corp                                            72,637
      4,750 Westar Energy Inc*                                            72,913
     36,507 Williams Cos Inc                                             218,677
      8,200 Wisconsin Energy Corp                                        207,214
     26,695 Xcel Energy Inc                                              447,675
                                                                     $20,195,425

ELECTRONIC INSTRUMENTS & EQUIP --- 1.0%
     32,459 Agilent Technologies Inc*                                    775,121
     14,100 American Power Conversion Corp*                              178,083
      2,450 Ametek Inc                                                    91,263
      6,850 Arrow Electronics Inc*                                       142,138
      8,150 Avnet Inc                                                    179,219
      6,450 Cooper Industries Inc*                                       253,485
      4,762 Diebold Inc                                                  177,337
     29,550 Emerson Electric Co                                        1,581,221
      6,383 Energizer Holdings Inc*                                      175,022
      4,350 Hubbell Inc Class B                                          148,553
     13,800 Jabil Circuit Inc*                                           291,318
      6,050 KEMET Corp*                                                  108,053
      3,500 Millipore Corp                                               111,930
     13,585 Molex Inc                                                    455,505
      2,700 Newport Corp*                                                 42,282
      8,698 PerkinElmer Inc                                               96,113
      3,050 Plexus Corp*                                                  55,205
      5,950 Power-One Inc*                                                37,009
     13,200 Rockwell Automation Inc                                      262,020
     37,100 Sanmina-SCI Corp*                                            234,101
     58,049 Solectron Corp*                                              357,001
     16,514 Symbol Technologies Inc                                      140,369
      3,650 Tech Data Corp*                                              138,153
      1,400 Tecumseh Products Co Class A                                  74,312
      6,350 Tektronix Inc*                                               118,809
     12,225 Thermo Electron Corp*                                        201,713
      4,350 Thomas & Betts Corp*                                          80,910
     11,363 Vishay Intertechnology Inc*                                  249,986
      9,250 Waters Corp*                                                 246,975
                                                                      $7,003,206

ELECTRONICS - SEMICONDUCTOR --- 3.3%
     24,050 Advanced Micro Devices Inc*                                  233,766
     27,100 Altera Corp*                                                 368,560
     25,482 Analog Devices Inc*                                          756,815
    114,500 Applied Materials Inc*                                     2,177,790
     21,450 Applied Micro Circuits Corp*                                 101,459
     33,200 Atmel Corp*                                                  207,832
     18,600 Broadcom Corp Class A*                                       326,244
      1,814 Cabot Microelectronics Corp*                                  78,292
      5,550 Cirrus Logic Inc*                                             41,570
      4,507 Credence Systems Corp*                                        80,089
      4,100 Cree Inc*                                                     54,243
      8,350 Cypress Semiconductor Corp*                                  126,753
      2,400 FEI Co*                                                       58,824
      7,285 Fairchild Semiconductor Corp*                                177,026
      7,450 Integrated Device Technology Inc*                            135,143
    466,750 Intel Corp                                                 8,527,523
      4,350 International Rectifier Corp*                                126,803
      9,582 Intersil Holding Corp*                                       204,863
     13,300 KLA-Tencor Corp*                                             585,067
     26,150 LSI Logic Corp                                               228,813
      3,600 LTX Corp*                                                     51,408
      8,750 Lam Research Corp*                                           157,325
      7,550 Lattice Semiconductor Corp*                                   65,987
     22,350 Linear Technology Corp                                       702,461
      3,000 MIPS Technologies Inc*                                        16,710
     22,644 Maxim Integrated Products Inc*                               867,945
      6,450 Micrel Inc*                                                   92,751
     13,950 Microchip Technology Inc*                                    382,649
     42,150 Micron Technology Inc*                                       852,273
     10,000 NVIDIA Corp*                                                 171,800
     12,500 National Semiconductor Corp*                                 364,625
     10,150 Novellus Systems Inc*                                        345,100
     11,845 PMC-Sierra Inc*                                              109,803
      6,350 QLogic Corp*                                                 241,935
     11,700 RF Micro Devices Inc*                                         89,154
      4,850 Semtech Corp*                                                129,495
     12,700 Teradyne Inc*                                                298,450
    121,060 Texas Instruments Inc                                      2,869,122
      9,197 TriQuint Semiconductor Inc*                                   58,953
     13,900 Vitesse Semiconductor Corp*                                   43,229
     23,500 Xilinx Inc*                                                  527,105
                                                                     $23,035,755

ENGINEERING & CONSTRUCTION --- 0.1%
      3,200 Dycom Industries Inc*                                         37,408
      5,450 Fluor Corp                                                   212,278
      3,087 Granite Construction Inc                                      78,101
      3,960 Jacobs Engineering Group Inc*                                137,729
      4,650 McDermott International Inc*                                  37,665
      4,550 Quanta Services Inc*                                          44,909
                                                                        $548,090

FINANCIAL SERVICES --- 6.4%
      5,475 AG Edwards Inc                                               212,813
     92,800 American Express Co                                        3,370,496
      6,743 Bear Stearns Cos Inc                                         411,660
     96,111 Charles Schwab Corp                                        1,076,443
    359,097 Citigroup Inc                                             13,915,009
     26,150 E*TRADE Group Inc*                                           142,779
      4,600 Eaton Vance Corp                                             143,244
     69,650 Fannie Mae (nonvtg)                                        5,136,688
     18,250 Franklin Resources Inc                                       778,180
     48,600 Freddie Mac                                                2,974,320
      6,950 GreenPoint Financial Corp                                    341,245
      3,600 Investment Technology Group Inc*                             117,720
    138,918 JP Morgan Chase & Co                                       4,712,099
      3,950 LaBranche & Co Inc*                                           90,455
      4,450 Legg Mason Inc                                               218,985
     17,000 Lehman Brothers Holdings Inc                               1,062,840
      4,150 Leucadia National Corp                                       131,389
     60,000 Merrill Lynch & Co Inc                                     2,430,000
     10,750 Moody's Corp                                                 534,813
     76,812 Morgan Stanley Dean Witter & Co                            3,309,061
      4,950 Neuberger Berman Inc                                         181,170
      7,650 SEI Investments Co                                           215,501
     10,950 SLM Corp                                                   1,061,055
     22,900 State Street Corp                                          1,023,630
     15,400 Stilwell Financial Inc                                       280,280
      8,650 T Rowe Price Group Inc                                       284,412
      5,500 Waddell & Reed Financial Class A                             126,060
                                                                     $44,282,347

FOOD & BEVERAGES --- 4.7%
      2,300 Adolph Coors Co Class B                                      143,290
     61,200 Anheuser-Busch Cos Inc                                     3,060,000
      4,650 Brown-Forman Corp Class B                                    321,036
     28,700 Campbell Soup Co                                             793,842
    173,250 Coca-Cola Co                                               9,702,000
     31,300 Coca-Cola Enterprises Inc                                    691,104
     37,750 ConAgra Foods Inc                                          1,043,788
      6,182 Constellation Brands Inc Class A*                            197,824
      5,902 Dean Foods Co*                                               220,145
      4,150 Dole Food Co Inc                                             120,350
      2,200 Dreyer's Grand Ice Cream Inc                                 150,920
     25,800 General Mills Inc                                          1,137,264
     24,650 HJ Heinz Co                                                1,013,115
      9,730 Hershey Foods Corp                                           611,628
      9,850 Hormel Foods Corp                                            235,809
      3,250 Interstate Bakeries Corp                                      93,860
      3,530 JM Smucker Co*                                               120,479
     28,300 Kellogg Co                                                 1,014,838
      9,500 McCormick & Co Inc (nonvtg)                                  244,625
     19,800 Pepsi Bottling Group Inc                                     609,840
     11,180 PepsiAmericas Inc                                            167,029
    123,565 PepsiCo Inc                                                5,955,833
     55,050 Sara Lee Corp                                              1,136,232
      3,550 Sensient Technologies Corp                                    80,798
      7,855 Smithfield Foods Inc*                                        145,710
      3,576 Tootsie Roll Industries Inc                                  137,891
     25,037 Tyson Foods Inc Class A                                      388,324
     39,939 Unilever NV NY Shrs                                        2,588,047
     15,850 Wm Wrigley Jr Co                                             877,298
                                                                     $33,002,919

GOLD, METALS & MINING --- 0.9%
      7,550 AK Steel Holding Corp*                                        96,716
     22,450 Alcan Inc                                                    842,324
     59,270 Alcoa Inc                                                  1,964,801
      5,525 Allegheny Technologies Inc                                    87,571
      3,900 Arch Coal Inc                                                 88,569
     37,542 Barrick Gold Corp                                            712,923
      1,700 Carpenter Technology Corp                                     48,977
     10,244 Freeport-McMoRan Copper & Gold Inc Class B*                  182,855
      4,100 GrafTech International Ltd*                                   50,430
     13,050 Inco Ltd*                                                    295,844
     27,393 Newmont Mining Corp                                          721,258
      5,250 Nucor Corp                                                   341,460
      6,209 Phelps Dodge Corp                                            255,811
     22,950 Placer Dome Inc                                              257,270
      6,250 United States Steel Corp                                     124,313
      6,400 Worthington Industries Inc                                   115,840
                                                                      $6,186,962

HEALTH CARE RELATED --- 1.8%
      6,525 AdvancePCS*                                                  156,209
     10,202 Aetna Inc                                                    489,390
      4,000 Apria Healthcare Group Inc*                                   89,600
     10,600 Biogen Inc*                                                  439,158
      9,850 CIGNA Corp                                                   959,587
      4,325 Covance Inc*                                                  81,094
      5,300 Express Scripts Inc Class A*                                 265,583
      6,900 First Health Group Corp*                                     193,476
     35,813 HCA Inc                                                    1,701,118
     16,980 Health Management Associates Inc Class A*                    342,147
      8,720 Health Net Inc*                                              233,434
     27,804 HealthSouth Corp*                                            355,613
      3,173 Henry Schein Inc*                                            141,199
     12,200 Humana Inc*                                                  190,686
      2,900 LifePoint Hospitals Inc*                                     105,299
      7,400 Lincare Holdings Inc*                                        239,020
      7,200 Manor Care Inc*                                              165,600
      6,450 Omnicare Inc                                                 169,377
      6,350 Oxford Health Plans Inc*                                     295,021
      2,491 PacifiCare Health Systems Inc*                                67,755
      4,479 Patterson Dental Co*                                         225,428
      6,600 Quest Diagnostics Inc*                                       567,930
     22,800 Tenet Healthcare Corp*                                     1,631,340
      4,830 Triad Hospitals Inc*                                         206,338
      2,400 Trigon Healthcare Inc*                                       241,392
     21,550 UnitedHealth Group Inc                                     1,972,903
      4,060 Universal Health Services Inc Class B*                       198,940
     10,084 Wellpoint Health Networks Inc*                               784,636
                                                                     $12,509,273

HOMEBUILDING --- 0.2%
      4,450 Centex Corp                                                  257,166
      9,770 Clayton Homes Inc                                            154,366
      9,526 DR Horton Inc                                                247,962
      3,460 KB HOME                                                      178,225
      4,450 Lennar Corp                                                  272,340
      4,400 Pulte Homes Inc                                              252,912
                                                                      $1,362,971

HOTELS/MOTELS --- 0.4%
     40,950 Carnival Corp                                              1,133,906
      6,500 Extended Stay America Inc*                                   105,430
     26,089 Hilton Hotels Corp                                           362,637
     17,150 Marriott International Inc Class A                           652,558
     13,850 Starwood Hotels & Resorts                      Worldwide Inc
455,527
                                                                      $2,710,058

HOUSEHOLD GOODS --- 2.4%
      4,750 American Greetings Corp Class A                               79,135
      5,550 Black & Decker Corp                                          267,510
      3,500 Blyth Industries Inc                                         109,270
      2,900 Church & Dwight Co Inc                                        90,857
     16,182 Clorox Co                                                    669,126
     38,200 Colgate-Palmolive Co                                       1,911,910
      6,450 Dial Corp                                                    129,129
     10,450 Fortune Brands Inc                                           584,573
      3,900 Furniture Brands International Inc*                          117,975
     36,380 Kimberly-Clark Corp                                        2,255,560
      2,798 Lancaster Colony Corp                                         99,777
     13,700 Leggett & Platt Inc                                          320,580
      5,150 Maytag Corp                                                  219,648
      4,500 Mohawk Industries Inc*                                       276,885
     18,865 Newell Rubbermaid Inc                                        661,407
      5,480 Pennzoil-Quaker State Co                                     117,984
     90,650 Procter & Gamble Co                                        8,095,045
      3,950 Snap-on Inc                                                  118,382
      5,850 Stanley Works                                                239,909
      4,350 Tupperware Corp                                               90,437
      4,550 Whirlpool Corp                                               297,388
                                                                     $16,752,487

INSURANCE RELATED --- 4.6%
     18,055 ACE Ltd                                                      570,538
     36,398 AFLAC Inc                                                  1,164,736
      3,650 Allmerica Financial Corp                                     168,630
     49,540 Allstate Corp                                              1,831,989
      7,350 Ambac Financial Group Inc                                    495,390
      3,036 AmerUs Group Co                                              112,484
      4,750 American Financial Group Inc                                 113,525
    182,359 American International Group Inc                          12,442,355
     18,775 Aon Corp                                                     553,487
      6,150 Arthur J Gallagher & Co                                      213,098
     11,850 Chubb Corp                                                   838,980
     11,550 Cincinnati Financial Corp                                    537,422
     24,964 Conseco Inc*                                                  49,928
      3,600 Everest Re Group Ltd                                         201,420
      6,519 Fidelity National Financial Inc                              206,000
      4,400 HCC Insurance Holdings Inc                                   115,940
     17,350 Hartford Financial Services Group Inc                      1,031,805
      3,000 Horace Mann Educators Corp                                    55,560
     10,425 Jefferson-Pilot Corp                                         492,269
     20,600 John Hancock Financial Services Inc                          725,120
     13,200 Lincoln National Corp                                        554,400
     13,250 Loews Corp                                                   711,525
     10,325 MBIA Inc                                                     583,672
      7,450 MGIC Investment Corp                                         505,110
     19,000 Marsh & McLennan Cos Inc                                   1,835,400
     49,400 MetLife Inc                                                1,422,720
      3,200 Mony Group Inc                                               108,800
      4,550 Ohio Casualty Corp*                                           95,095
      8,400 Old Republic International Corp                              264,600
      5,900 PMI Group Inc                                                225,380
     15,100 Progressive Corp                                             873,535
      4,610 Protective Life Corp                                         152,591
      6,400 Radian Group Inc                                             311,552
      9,110 SAFECO Corp                                                  281,408
     14,348 St Paul Cos Inc                                              558,424
      2,260 StanCorp Financial Group Inc                                 125,430
      8,450 Torchmark Corp                                               322,790
      4,650 Unitrin Inc                                                  166,331
     17,002 UnumProvident Corp                                           432,701
      9,258 XL Capital Ltd Class A                                       784,153
                                                                     $32,236,293

LEISURE & ENTERTAINMENT --- 2.3%
    310,850 AOL Time Warner Inc*                                       4,572,604
      6,090 Brunswick Corp                                               170,520
      5,850 Callaway Golf Co                                              92,664
      3,900 GTECH Holdings Corp*                                          99,606
     21,020 Harley-Davidson Inc                                        1,077,695
      7,800 Harrah's Entertainment Inc*                                  345,930
     12,375 Hasbro Inc                                                   167,805
      6,000 International Game Technology*                               340,200
      3,600 International Speedway Corp Class A                          144,360
      3,900 Macrovision Corp*                                             51,129
      4,950 Mandalay Resort Group*                                       136,472
     30,241 Mattel Inc                                                   635,363
     21,350 Park Place Entertainment Corp*                               218,838
      6,450 Six Flags Inc*                                                93,203
    123,525 Viacom Inc Class B*                                        5,480,804
    142,490 Walt Disney Co                                             2,693,061
                                                                     $16,320,254

MACHINERY --- 0.6%
      5,350 AGCO Corp*                                                   105,021
      2,336 Albany International Corp Class A                             62,862
     23,950 Caterpillar Inc                                            1,172,353
      3,050 Cummins Engine Co Inc                                        100,955
     16,500 Deere & Co                                                   790,350
      3,300 Donaldson Co Inc                                             115,632
      3,400 Flowserve Corp*                                              101,320
      3,000 Harsco Corp                                                  112,500
      2,200 Kaydon Corp                                                   51,942
      2,300 Kennametal Inc                                                83,950
      4,440 Navistar International Corp                                  142,080
      2,400 Nordson Corp                                                  59,184
      7,710 PACCAR Inc                                                   342,247
      3,300 Pentair Inc                                                  158,664
      2,799 SPX Corp*                                                    328,883
      2,100 Stewart & Stevenson Services Inc                              37,254
      3,400 Trinity Industries Inc                                        70,992
                                                                      $3,836,189

MANUFACTURING --- 0.6%
     10,350 Danaher Corp                                                 686,723
     14,200 Dover Corp                                                   497,000
      4,750 Eaton Corp                                                   345,563
      6,150 ITT Industries Inc                                           434,190
     21,183 Illinois Tool Works Inc                                    1,459,932
     11,550 Ingersoll-Rand Co                                            527,373
      8,550 Pall Corp                                                    177,413
      8,125 Parker-Hannifin Corp                                         388,294
                                                                      $4,516,488

MEDICAL PRODUCTS --- 1.7%
      7,400 Apogent Techologies Inc*                                     152,218
     14,800 Applera Corp Applied                        Biosystems Group
288,452
      4,000 Bausch & Lomb Inc                                            135,400
     41,800 Baxter International Inc                                   1,857,592
      4,150 Beckman Coulter Inc                                          207,085
     18,200 Becton Dickinson & Co                                        626,990
     19,025 Biomet Inc                                                   515,958
     28,560 Boston Scientific Corp*                                      837,379
      3,800 CR Bard Inc                                                  215,004
      8,038 Cytyc Corp*                                                   61,250
      5,300 Dentsply International Inc                                   195,623
      4,450 Edwards Lifesciences Corp*                                   101,994
     21,400 Guidant Corp*                                                646,922
      4,150 Hillenbrand Industries Inc                                   233,023
     84,850 Medtronic Inc                                              3,635,823
      5,961 St Jude Medical Inc*                                         440,756
      5,150 Steris Corp*                                                  97,232
     13,800 Stryker Corp                                                 738,438
      4,250 VISX Inc*                                                     46,325
      4,758 Varian Medical Systems Inc*                                  192,937
     13,505 Zimmer Holdings Inc*                                         481,588
                                                                     $11,707,989

MISCELLANEOUS --- 0.5%
     27,250 3M Co                                                      3,351,750
      4,950 Perrigo Co*                                                   64,350
                                                                      $3,416,100

OFFICE EQUIPMENT & SUPPLIES --- 0.3%
      7,750 Avery Dennison Corp                                          486,313
      3,950 HON Industries Inc                                           107,519
      5,150 Herman Miller Inc                                            104,545
     16,950 Pitney Bowes Inc                                             673,254
      3,100 Wallace Computer Services Inc                                 66,650
     50,900 Xerox Corp*                                                  354,773
                                                                      $1,793,054

OIL & GAS --- 7.4%
      6,050 Amerada Hess Corp                                            499,125
     17,221 Anadarko Petroleum Corp                                      848,995
      9,860 Apache Corp                                                  566,753
      4,750 Ashland Inc                                                  192,375
     10,800 BJ Services Co*                                              365,904
     23,660 Baker Hughes Inc                                             787,641
     14,058 Burlington Resources Inc                                     534,204
     74,639 ChevronTexaco Corp                                         6,605,552
     43,899 Conoco Inc Class B                                         1,220,392
      3,750 Cooper Cameron Corp*                                         181,575
     10,562 Devon Energy Corp                                            520,495
      9,450 ENSCO International Inc                                      257,607
      8,050 EOG Resources                                                319,585
      4,300 Equitable Resources Inc                                      147,490
    473,224 Exxon Mobil Corp                                          19,364,330
      3,955 FMC Technologies Inc*                                         81,354
      3,584 Forest Oil Corp*                                             101,463
      7,659 Grant Prideco Inc*                                           104,162
     30,100 Halliburton Co                                               479,794
      4,750 Hanover Compressor Co*                                        64,125
      3,300 Helmerich & Payne Inc                                        117,876
      6,890 Kerr-McGee Corp                                              368,960
     21,710 Marathon Oil Corp                                            588,775
      3,000 Murphy Oil Corp                                              247,500
      9,780 Nabors Industries Inc*                                       345,234
      5,550 National-Oilwell Inc*                                        116,828
      9,050 Noble Corp*                                                  349,330
      3,850 Noble Energy Inc*                                            138,793
     26,250 Occidental Petroleum Corp                                    787,238
     12,198 Ocean Energy Inc                                             264,331
      5,130 Patterson-UTI Energy Inc*                                    144,820
     26,860 Phillips Petroleum Co                                      1,581,517
      7,450 Pioneer Natural Resources Co*                                194,073
      9,369 Pride International Inc*                                     146,719
      6,550 Rowan Cos Inc                                                140,498
    148,240 Royal Dutch Petroleum Co NY Shrs                           8,193,225
     40,398 Schlumberger Ltd                                           1,878,507
      3,350 Smith International Inc*                                     228,437
      5,250 Sunoco Inc                                                   187,058
      4,150 Tidewater Inc                                                136,618
     22,185 Transocean Sedco Forex Inc                                   691,063
     17,150 Unocal Corp                                                  633,521
      7,220 Valero Energy Corp                                           270,172
      6,573 Varco International Inc*                                     115,290
      8,019 Weatherford International Inc*                               346,421
      2,400 Western Gas Resources Inc                                     89,760
                                                                     $51,545,485

PAPER & FOREST PRODUCTS --- 0.6%
      3,950 Boise Cascade Corp                                           136,394
      3,600 Bowater Inc                                                  195,732
     16,068 Georgia-Pacific Group                                        394,951
      3,200 Glatfelter                                                    60,160
     33,757 International Paper Co                                     1,471,130
      3,850 Longview Fibre Co                                             36,267
      7,150 Louisiana-Pacific Corp                                        75,647
     14,219 MeadWestvaco Corp                                            477,190
      2,100 Potlatch Corp                                                 71,442
      2,000 Rayonier Inc                                                  98,260
      6,647 Sonoco Products Co                                           186,581
      3,841 Wausau-Mosinee Paper Corp                                     46,284
     15,280 Weyerhaeuser Co                                              975,628
                                                                      $4,225,666

PERSONAL LOANS --- 0.7%
      5,810 AmeriCredit Corp*                                            162,971
     15,100 Capital One Financial Corp                                   921,855
      8,420 Countrywide Credit Industries Inc                            406,265
     31,952 Household International Inc                                1,588,014
     59,677 MBNA Corp                                                  1,973,518
      4,232 Metris Cos Inc                                                35,168
     20,350 Providian Financial Corp                                     119,658
                                                                      $5,207,449

PHARMACEUTICALS --- 8.6%
    109,100 Abbott Laboratories                                        4,107,615
      9,050 Allergan Inc                                                 604,088
      3,200 Barr Laboratories Inc*                                       203,296
    135,350 Bristol-Myers Squibb Co                                    3,478,495
     78,600 Eli Lilly & Co                                             4,433,040
     12,650 Forest Laboratories Inc*                                     895,620
      5,500 ICN Pharmaceuticals Inc                                      133,155
     13,918 IVAX Corp*                                                   150,314
    210,004 Johnson & Johnson                                         10,974,809
     17,233 King Pharmaceuticals Inc*                                    383,434
    158,086 Merck & Co Inc                                             8,005,475
      8,710 Mylan Laboratories Inc                                       273,059
    435,692 Pfizer Inc                                                15,249,220
     90,185 Pharmacia Corp                                             3,377,428
    102,550 Schering-Plough Corp                                       2,522,730
      5,310 Sepracor Inc*                                                 50,711
      7,350 Watson Pharmaceuticals Inc*                                  185,735
     92,600 Wyeth                                                      4,741,120
                                                                     $59,769,344

PHOTOGRAPHY/IMAGING --- 0.1%
     20,350 Eastman Kodak Co                                             593,610
                                                                        $593,610

POLLUTION CONTROL --- 0.2%
     13,800 Allied Waste Industries Inc*                                 133,998
     11,860 Republic Services Inc*                                       226,170
     43,395 Waste Management Inc                                       1,130,440
                                                                      $1,490,608

PRINTING & PUBLISHING --- 0.8%
      1,800 Banta Corp                                                    64,620
      7,650 Belo Corp Class A                                            172,967
      5,850 Dow Jones & Co Inc                                           283,433
     18,700 Gannett Co Inc                                             1,419,330
      5,800 Knight-Ridder Inc                                            365,110
      3,300 Lee Enterprises Inc                                          115,500
     13,600 McGraw-Hill Cos Inc                                          811,920
      1,700 Media General Inc Class A                                    102,680
      3,700 Meredith Corp                                                141,895
     10,690 New York Times Co Class A                                    550,535
      8,150 RR Donnelley & Sons Co                                       224,533
      7,150 Reader's Digest Association Inc Class A                      133,920
      2,600 Scholastic Corp*                                              98,540
     20,750 Tribune Co                                                   902,625
      3,650 Valassis Communications Inc*                                 133,225
        700 Washington Post Co Class B                                   385,000
                                                                      $5,905,833

RAILROADS --- 0.5%
     26,800 Burlington Northern Santa Fe Corp                            804,000
     14,970 CSX Corp                                                     521,106
      3,600 GATX Corp                                                    108,360
     27,300 Norfolk Southern Corp                                        638,274
     17,500 Union Pacific Corp                                         1,107,400
                                                                      $3,179,140

REAL ESTATE --- 0.4%
     29,004 Equity Office Properties Trust REIT                          873,020
     18,970 Equity Residential REIT                                      545,388
      4,368 Hospitality Properties Trust                                 159,432
      6,633 New Plan Excel Realty Trust REIT                             138,165
     12,687 Plum Creek Timber Company Inc REIT                           388,222
     12,279 Simon Property Group Inc REIT                                452,481
                                                                      $2,556,708

RESTAURANTS --- 0.7%
      2,600 Bob Evans Farms Inc                                           81,848
      6,800 Brinker International Inc*                                   215,900
      4,150 CBRL Group Inc                                               126,658
      3,422 Cheesecake Factory Inc*                                      121,413
     12,225 Darden Restaurants Inc                                       301,958
     88,750 McDonald's Corp                                            2,524,938
      5,150 Outback Steakhouse Inc*                                      180,765
      1,700 Papa John's International Inc*                                56,763
     27,100 Starbucks Corp*                                              673,435
      7,650 Wendy's International Inc                                    304,700
     20,260 Yum! Brands Inc*                                             592,605
                                                                      $5,180,983

RETAIL --- 7.5%
      4,757 99 Cents Only Stores*                                        122,017
      6,950 Abercrombie & Fitch Co*                                      167,634
     28,439 Albertson's Inc                                              866,252
      5,250 American Eagle Outfitters Inc*                               110,985
      7,250 AutoZone Inc*                                                560,425
      4,850 BJ's Wholesale Club Inc*                                     186,725
      4,550 Barnes & Noble Inc*                                          120,257
     20,550 Bed Bath & Beyond Inc*                                       775,557
     22,200 Best Buy Co Inc*                                             805,860
      7,974 Big Lots Inc                                                 156,928
      5,650 Borders Group Inc*                                           103,960
      5,950 CDW Computer Centers Inc*                                    278,520
     27,220 CVS Corp                                                     832,932
     14,600 Circuit City Stores Inc-Circuit City Group                   273,750
      3,625 Claire's Stores Inc                                           83,013
      6,109 Copart Inc*                                                   99,149
     31,642 Costco Wholesale Corp*                                     1,222,014
      5,850 Dillard's Inc Class A                                        153,797
     23,325 Dollar General Corp                                          443,875
      7,800 Dollar Tree Stores Inc*                                      307,398
     12,300 Family Dollar Stores Inc                                     433,575
     13,700 Federated Department Stores Inc*                             543,890
     60,775 Gap Inc                                                      863,005
    164,460 Home Depot Inc                                             6,040,616
     18,600 JC Penney Co Inc                                             409,572
     23,450 Kohl's Corp*                                               1,643,376
     55,550 Kroger Co*                                                 1,105,445
     36,480 Limited Inc                                                  777,024
      2,800 Longs Drug Stores Corp                                        78,988
     54,100 Lowe's Cos Inc                                             2,456,140
     20,150 May Department Stores Co                                     663,540
      4,636 Michaels Stores Inc*                                         180,804
      3,200 Neiman Marcus Group Inc*                                     111,040
      9,550 Nordstrom Inc                                                216,308
     21,887 Office Depot Inc*                                            367,702
      1,630 Payless ShoeSource Inc*                                       93,970
     12,370 RadioShack Corp                                              371,842
      5,550 Ross Stores Inc                                              226,163
      3,500 Ruddick Corp                                                  58,625
     33,750 Safeway Inc*                                                 985,163
     10,134 Saks Inc*                                                    130,121
     22,150 Sears Roebuck & Co                                         1,202,745
     10,750 Sherwin-Williams Co                                          321,748
     32,282 Staples Inc*                                                 635,955
     37,900 TJX Cos Inc                                                  743,219
     63,300 Target Corp                                                2,350,962
     10,150 Tiffany & Co                                                 357,280
     13,800 Toys R Us Inc*                                               241,086
      5,250 United Rentals Inc*                                          114,450
    310,370 Wal-Mart Stores Inc                                       17,073,454
     71,500 Walgreen Co                                                2,762,045
      3,937 Whole Foods Market Inc*                                      189,842
      8,000 Williams-Sonoma Inc*                                         245,280
     10,010 Winn-Dixie Stores Inc                                        156,056
                                                                     $51,822,079

SHOES --- 0.2%
     18,770 NIKE Inc Class B                                           1,007,011
      4,050 Reebok International Ltd*                                    119,475
      2,702 Timberland Co Class A*                                        96,786
                                                                      $1,223,272

SPECIALIZED SERVICES --- 2.1%
     12,225 Apollo Group Inc Class A*                                    481,910
     43,500 Automatic Data Processing Inc                              1,894,425
      8,440 BISYS Group Inc*                                             281,052
      3,600 CSG Systems International Inc*                                68,904
      4,150 Catalina Marketing Corp*                                     117,113
     72,038 Cendant Corp*                                              1,143,963
     10,450 Ceridian Corp*                                               198,341
      4,825 Certegy Inc*                                                 178,959
      5,750 CheckFree Corp*                                               89,930
      5,666 ChoicePoint Inc*                                             257,633
     11,850 Cintas Corp                                                  585,746
     35,736 Concord EFS Inc*                                           1,077,083
     12,250 Convergys Corp*                                              238,630
      8,550 DST Systems Inc*                                             390,821
      4,750 DeVry Inc*                                                   108,490
      4,450 Deluxe Corp                                                  173,061
      5,350 Dun & Bradstreet Corp*                                       176,818
      2,239 Education Management Corp*                                    91,194
     10,250 Equifax Inc                                                  276,750
     53,288 First Data Corp                                            2,006,826
     13,468 Fiserv Inc*                                                  494,410
     12,600 H&R Block Inc                                                581,490
      6,625 Harte-Hanks Inc                                              136,144
     26,532 Interpublic Group of Cos Inc                                 656,932
      2,650 Kelly Services Inc Class A                                    71,577
      2,800 Korn/Ferry International*                                     25,480
      5,150 Manpower Inc                                                 189,263
      1,900 NCO Group Inc*                                                41,382
     12,800 Omnicom Group Inc                                            586,240
     26,396 Paychex Inc                                                  825,931
      3,850 Pittston Brink's Group                                        92,400
     12,600 Robert Half International Inc*                               293,580
      2,300 Rollins Inc                                                   46,782
      9,683 Sabre Holdings Corp*                                         346,651
      4,690 Sotheby's Holdings Inc Class A*                               66,833
      2,800 Sylvan Learning Systems Inc*                                  55,832
      7,600 TMP Worldwide Inc*                                           163,400
      6,050 Viad Corp                                                    157,300
                                                                     $14,669,276

TELEPHONE & TELECOMMUNICATIONS --- 4.3%
     56,650 ADC Telecommunications Inc*                                  129,729
      3,100 ADTRAN Inc*                                                   58,897
     21,706 ALLTEL Corp                                                1,020,182
    264,384 AT&T Corp                                                  2,828,909
      5,550 Advanced Fibre Communications*                                91,797
      5,687 Andrew Corp*                                                  81,495
    131,000 BellSouth Corp                                             4,126,500
     15,800 Broadwing Inc*                                                41,080
     23,418 CIENA Corp*                                                   98,121
     10,100 CenturyTel Inc                                               297,950
     19,900 Citizens Communications Co                                   166,364
      3,850 CommScope Inc*                                                48,125
     13,500 Comverse Technology Inc*                                     125,010
     66,950 Corning Inc*                                                 237,673
      4,550 Harris Corp                                                  165,393
    241,278 Lucent Technologies Inc*                                     400,521
    157,975 Motorola Inc                                               2,278,000
      3,600 Plantronics Inc*                                              68,436
      6,850 Polycom Inc*                                                  82,132
      4,850 Powerwave Technologies Inc*                                   44,426
     53,850 QUALCOMM Inc*                                              1,480,337
    117,367 Qwest Communications                       International Inc*
328,628
    233,213 SBC Communications Inc                                     7,112,997
     10,950 Scientific-Atlanta Inc                                       180,128
     62,250 Sprint Corp                                                  660,473
     29,150 Tellabs Inc*                                                 180,730
    189,928 Verizon Communications                                     7,625,609
                                                                     $29,959,642

TEXTILES --- 0.2%
      2,900 Coach Inc*                                                   159,210
      8,603 Jones Apparel Group Inc*                                     322,613
      7,400 Liz Claiborne Inc                                            235,320
      4,050 Unifi Inc*                                                    44,145
      7,750 VF Corp                                                      303,878
                                                                      $1,065,166

TOBACCO --- 1.1%
    149,300 Philip Morris Cos Inc                                      6,521,424
      6,516 RJ Reynolds Tobacco Holdings Inc                             350,235
     11,750 UST Inc                                                      399,500
      2,000 Universal Corp                                                73,400
                                                                      $7,344,559

TRANSPORTATION --- 0.0%
      3,000 Alexander & Baldwin Inc                                       76,590
      2,700 JB Hunt Transport Services Inc*                               79,704
      2,600 Overseas Shipholding Group Inc                                54,808
      5,750 Swift Transportation Co Inc*                                 133,975
                                                                        $345,077

UTILITIES --- 0.4%
      4,050 AGL Resources Inc                                             94,811
     24,950 Dynegy Inc Class A                                           179,640
     40,468 El Paso Corp                                                 834,045
      9,750 KeySpan Corp                                                 367,088
      8,100 Kinder Morgan Inc                                            307,962
      2,900 NICOR Inc                                                    132,675
      5,400 National Fuel Gas Co                                         121,554
     14,604 NiSource Inc                                                 318,805
      4,100 ONEOK Inc                                                     89,995
      2,600 Peoples Energy Corp                                           95,134
     14,400 Sempra Energy                                                318,672
      3,500 WGL Holdings Inc                                              91,000
                                                                      $2,951,381

WATER --- 0.0%
      6,950 American Water Works Co Inc                                  300,310
                                                                        $300,310

TOTAL COMMON STOCK --- 99.4%                                        $691,300,308
(Cost $546,733,269)

SHORT-TERM INVESTMENTS

AGENCY --- 0.5%
  3,546,000 Freddie Mac                                                3,545,626
                                                                      $3,545,626

U.S. GOVERNMENTS --- 0.1%
    400,000 United States of America (1)                                 398,373
                                                                        $398,373

TOTAL SHORT-TERM INVESTMENTS --- 0.6%                                 $3,943,999
(Cost $3,943,999)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                              $695,244,307
(Cost $550,677,268)


The Maxim Series Fund

T.Rowe Price Equity/Income Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.6%
     27,700 Lockheed Martin Corp                                       1,925,150
     41,000 Raytheon Co Class B                                        1,670,750
     97,900 Rockwell Collins                                           2,684,418
                                                                      $6,280,318

AUTO PARTS & EQUIPMENT --- 0.2%
      9,200 TRW Inc (6)                                                  522,560
                                                                        $522,560

AUTOMOBILES --- 0.5%
     80,600 Ford Motor Co                                              1,289,600
                                                                      $1,289,600

BANKS --- 7.1%
     92,610 Bank One Corp                                              3,563,633
     34,900 Bank of America Corp                                       2,455,564
     99,804 FleetBoston Financial Corp                                 3,228,659
     89,900 Mellon Financial Corp                                      2,825,557
     37,900 Mercantile Bankshares Corp                                 1,555,037
     47,600 National City Corp                                         1,582,700
     40,100 Wells Fargo & Co                                           2,007,406
                                                                     $17,218,556

CHEMICALS --- 4.0%
     58,900 Dow Chemical Co                                            2,024,982
     66,700 EI du Pont de Nemours & Co                                 2,961,480
     58,700 Great Lakes Chemical Corp                                  1,558,485
     96,900 Hercules Inc*                                              1,155,048
     63,100 International Flavors & Fragrances Inc                     2,050,119
                                                                      $9,750,114

COMPUTER HARDWARE & SYSTEMS --- 1.0%
    155,706 Hewlett-Packard Co                                         2,379,188
                                                                      $2,379,188

COMPUTER SOFTWARE & SERVICES --- 0.7%
     29,700 Microsoft Corp*                                            1,624,590
                                                                      $1,624,590

CONGLOMERATES --- 3.4%
    129,500 General Electric Co                                        3,761,975
    128,900 Honeywell International Inc                                4,541,147
                                                                      $8,303,122

COSMETICS & PERSONAL CARE --- 0.9%
     66,300 Gillette Co                                                2,245,581
                                                                      $2,245,581

DISTRIBUTORS --- 1.0%
     66,850 Genuine Parts Co                                           2,331,060
                                                                      $2,331,060

ELECTRIC COMPANIES --- 3.2%
     91,400 Constellation Energy Group                                 2,681,676
     68,900 Duke Energy Corp                                           2,142,790
     32,075 Exelon Corp                                                1,677,523
     41,210 FirstEnergy Corp                                           1,375,590
                                                                      $7,877,579

ELECTRONIC INSTRUMENTS & EQUIP --- 2.7%
     77,711 Cooper Industries Inc*                                     3,054,042
     11,400 Emerson Electric Co                                          610,014
     45,400 Hubbell Inc Class B                                        1,550,410
     64,200 Rockwell Automation Inc                                    1,274,370
                                                                      $6,488,836

ELECTRONICS - SEMICONDUCTOR --- 0.7%
    169,428 Agere Systems Inc Class A (6)*                               237,199
     54,685 Agere Systems Inc Class B*                                    82,028
     63,300 Texas Instruments Inc                                      1,500,210
                                                                      $1,819,437

FINANCIAL SERVICES --- 4.5%
     73,500 American Express Co                                        2,669,520
     51,733 Citigroup Inc                                              2,004,654
     32,000 Fannie Mae (nonvtg)                                        2,360,000
     74,180 JP Morgan Chase & Co                                       2,516,186
     30,900 Moody's Corp                                               1,537,275
                                                                     $11,087,635

FOOD & BEVERAGES --- 3.6%
     33,200 Brown-Forman Corp Class B                                  2,292,128
     56,500 Campbell Soup Co                                           1,562,790
     38,800 General Mills Inc                                          1,710,304
     27,600 Hershey Foods Corp                                         1,734,936
     24,300 Kellogg Co                                                   871,398
     27,900 McCormick & Co Inc (nonvtg)                                  718,425
                                                                      $8,889,981

HOTELS/MOTELS --- 1.9%
    136,200 Hilton Hotels Corp                                         1,893,180
     86,452 Starwood Hotels & Resorts                      Worldwide Inc
2,843,406
                                                                      $4,736,586

HOUSEHOLD GOODS --- 3.6%
     16,100 Armstrong Holdings Inc (6)*                                   28,819
     21,800 Black & Decker Corp                                        1,050,760
     39,000 Clorox Co                                                  1,612,650
     53,200 Fortune Brands Inc                                         2,976,008
     24,200 Kimberly-Clark Corp                                        1,500,400
     18,600 Procter & Gamble Co                                        1,660,980
                                                                      $8,829,617

INSURANCE RELATED --- 5.9%
     30,882 American International Group Inc                           2,107,079
     40,800 Aon Corp                                                   1,202,784
     37,000 Chubb Corp                                                 2,619,600
     24,800 Lincoln National Corp                                      1,041,600
     25,200 Prudential Financial Inc                                     840,672
     86,100 SAFECO Corp                                                2,659,629
     27,572 St Paul Cos Inc                                            1,073,102
    108,600 UnumProvident Corp                                         2,763,870
                                                                     $14,308,336

LEISURE & ENTERTAINMENT --- 2.7%
    155,100 AOL Time Warner Inc*                                       2,281,521
    116,600 Hasbro Inc                                                 1,581,096
    150,200 Walt Disney Co                                             2,838,780
                                                                      $6,701,397

MANUFACTURING --- 1.4%
     16,200 Eaton Corp                                                 1,178,550
    102,200 Pall Corp                                                  2,120,650
                                                                      $3,299,200

MEDICAL PRODUCTS --- 0.6%
     41,800 Becton Dickinson & Co                                      1,440,010
                                                                      $1,440,010

MISCELLANEOUS --- 1.2%
     22,850 3M Co                                                      2,810,550
                                                                      $2,810,550

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
     60,500 Xerox Corp (6)*                                              421,685
                                                                        $421,685

OIL & GAS --- 11.4%
     40,600 Amerada Hess Corp                                          3,349,500
     88,622 BP Amoco PLC sponsored ADR                                 4,474,525
     23,800 Baker Hughes Inc                                             792,302
     69,522 ChevronTexaco Corp                                         6,152,697
    154,996 Exxon Mobil Corp                                           6,342,433
     46,850 Marathon Oil Corp                                          1,270,572
     47,400 Royal Dutch Petroleum Co NY Shrs                           2,619,798
     76,200 Unocal Corp                                                2,814,828
                                                                     $27,816,655

PAPER & FOREST PRODUCTS --- 1.8%
     83,983 International Paper Co                                     3,659,979
     23,600 MeadWestvaco Corp                                            792,016
                                                                      $4,451,995

PHARMACEUTICALS --- 6.2%
     31,100 Abbott Laboratories                                        1,170,915
    140,100 Bristol-Myers Squibb Co                                    3,600,570
     94,500 Merck & Co Inc                                             4,785,480
    138,600 Schering-Plough Corp                                       3,409,560
     43,700 Wyeth                                                      2,237,440
                                                                     $15,203,965

PHOTOGRAPHY/IMAGING --- 0.9%
     74,100 Eastman Kodak Co                                           2,161,497
                                                                      $2,161,497

POLLUTION CONTROL --- 1.1%
    107,530 Waste Management Inc                                       2,801,157
                                                                      $2,801,157

PRINTING & PUBLISHING --- 3.4%
     57,500 Dow Jones & Co Inc                                         2,785,875
     43,700 Knight-Ridder Inc                                          2,750,915
     49,800 RR Donnelley & Sons Co                                     1,371,990
     69,500 Reader's Digest Association Inc Class A                    1,301,735
                                                                      $8,210,515

RAILROADS --- 2.6%
     98,200 Norfolk Southern Corp                                      2,295,916
     62,550 Union Pacific Corp                                         3,958,164
                                                                      $6,254,080

REAL ESTATE --- 1.3%
     22,800 Rouse Co REIT                                                750,804
     64,696 Simon Property Group Inc REIT                              2,384,048
                                                                      $3,134,852

RESTAURANTS --- 0.9%
     79,200 McDonald's Corp                                            2,253,240
                                                                      $2,253,240

RETAIL --- 1.8%
     22,600 JC Penney Co Inc                                             497,652
     59,200 May Department Stores Co                                   1,949,456
    112,100 Toys R Us Inc*                                             1,958,387
                                                                      $4,405,495

SPECIALIZED SERVICES --- 0.4%
     30,200 Dun & Bradstreet Corp*                                       998,110
                                                                        $998,110

TELEPHONE & TELECOMMUNICATIONS --- 8.1%
     52,200 ALLTEL Corp                                                2,453,400
    258,250 AT&T Corp                                                  2,763,275
     86,300 BellSouth Corp                                             2,718,450
     55,000 Corning Inc*                                                 195,250
    252,800 Lucent Technologies Inc (6)*                                 419,648
    142,400 Motorola Inc                                               2,053,408
    413,700 Qwest Communications                       International Inc*
1,158,360
     98,513 SBC Communications Inc                                     3,004,647
    122,600 Sprint Corp                                                1,300,786
     89,786 Verizon Communications                                     3,604,908
                                                                     $19,672,132

TOBACCO --- 1.4%
     30,150 Philip Morris Cos Inc                                      1,316,952
     64,700 UST Inc                                                    2,199,800
                                                                      $3,516,752

UTILITIES --- 1.4%
     69,500 El Paso Corp                                               1,432,395
     85,700 NiSource Inc                                               1,870,831
                                                                      $3,303,226

TOTAL COMMON STOCK --- 96.2%                                        $234,839,209
(Cost $244,611,786)

PREFERRED STOCK

AUTOMOBILES --- 0.3%
     12,500 Ford Motor Co Capital Trust II                               703,125
                                                                        $703,125

TELEPHONE & TELECOMMUNICATIONS --- 0.3%
      1,350 Lucent Technologies Inc*                                     654,750
        140 Lucent Technologies Inc #                                     67,900
                                                                        $722,650

TOTAL PREFERRED STOCK --- 0.6%                                        $1,425,775
(Cost $1,764,373)

SHORT-TERM INVESTMENTS

AGENCY --- 3.2%
  7,764,000 Freddie Mac                                                7,763,181
                                                                      $7,763,181

TOTAL SHORT-TERM INVESTMENTS --- 3.2%                                 $7,763,181
(Cost $7,763,181)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%               $244,028,165
(Cost $254,139,340)


The Maxim Series Fund

T.Rowe Price Mid-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.4%
     42,000 L-3 Communications Holdings Inc*                           2,268,000
    126,000 Rockwell Collins                                           3,454,920
                                                                      $5,722,920

AIR FREIGHT --- 0.7%
     48,000 Expeditors International of                   Washington Inc
1,591,680
                                                                      $1,591,680

BANKS --- 0.2%
     19,000 Silicon Valley Bancshares*                                   500,840
                                                                        $500,840

BIOTECHNOLOGY --- 3.8%
     41,000 Cephalon Inc*                                              1,853,200
     75,000 Gilead Sciences Inc*                                       2,466,000
     30,000 Human Genome Sciences Inc*                                   402,000
     37,000 IDEC Pharmaceuticals Corp*                                 1,311,650
     75,000 MedImmune Inc*                                             1,980,000
     36,000 Protein Design Labs Inc*                                     390,960
     28,000 Vertex Pharmaceuticals Inc*                                  455,840
                                                                      $8,859,650

BROADCAST/MEDIA --- 2.0%
    122,400 Charter Communications Inc Class A*                          499,392
     69,300 Cox Radio Inc*                                             1,670,130
     15,000 Entercom Communications Corp*                                688,500
      5,200 Hispanic Broadcasting Corp*                                  135,720
    117,000 Rogers Communications Inc Class B*                         1,069,380
      8,300 Univision Communications Inc Class A*                        260,620
     15,000 Westwood One Inc*                                            501,300
                                                                      $4,825,042

CHEMICALS --- 0.9%
     19,700 Agrium Inc*                                                  185,180
      2,700 Imclone Systems Inc*                                          23,477
     28,000 Potash Corp of Saskatchewan Inc                            1,867,600
                                                                      $2,076,257

COMMUNICATIONS - EQUIPMENT --- 0.2%
    120,000 Nextel Communications Inc Class A*                           385,200
                                                                        $385,200

COMPUTER HARDWARE & SYSTEMS --- 1.2%
     49,000 Brocade Communications Systems Inc*                          856,520
      6,000 Cabot Microelectronics Corp*                                 258,960
     30,000 Lexmark International Group Inc                      Class A*
1,632,000
                                                                      $2,747,480

COMPUTER SOFTWARE & SERVICES --- 8.2%
     41,800 Adobe Systems Inc                                          1,191,300
    111,000 Affiliated Computer Services Inc                     Class A*
5,270,280
     75,500 Citrix Systems Inc*                                          456,020
    103,000 Concord EFS Inc*                                           3,104,420
     18,700 Electronic Arts Inc*                                       1,235,135
     47,500 Informatica Corp*                                            336,775
     49,000 Internet Security Systems Inc*                               642,880
     34,000 Intuit Inc*                                                1,690,480
     41,000 Mercury Interactive Corp*                                    941,360
     66,000 Network Associates Inc*                                    1,271,820
     11,300 Perot Systems Corp Class A*                                  123,057
     53,000 RealNetworks Inc*                                            215,710
      1,300 SmartForce PLC sponsored ADR*                                  4,420
     47,000 SunGard Data Systems Inc*                                  1,244,560
     49,000 VERITAS Software Corp*                                       969,710
     75,000 VeriSign Inc*                                                539,250
     14,100 WebMD Corp*                                                   79,383
                                                                     $19,316,560

CONGLOMERATES --- 0.6%
     23,000 Teleflex Inc                                               1,314,450
                                                                      $1,314,450

DISTRIBUTORS --- 1.5%
     40,000 AmericsourceBergen Corp                                    3,040,000
     22,000 SYSCO Corp                                                   598,840
                                                                      $3,638,840

ELECTRONIC INSTRUMENTS & EQUIP --- 3.7%
     56,000 AVX Corp                                                     914,480
     68,000 Celestica Inc*                                             1,544,280
     36,500 Garmin Ltd*                                                  804,825
     84,000 Jabil Circuit Inc*                                         1,773,240
     38,000 Molex Inc                                                  1,042,340
     37,000 Roper Industries Inc                                       1,380,100
     19,000 Sanmina-SCI Corp*                                            119,890
     45,000 Waters Corp*                                               1,201,500
                                                                      $8,780,655

ELECTRONICS - SEMICONDUCTOR --- 2.9%
     41,000 Intersil Holding Corp*                                       876,580
     26,000 KLA-Tencor Corp*                                           1,143,740
    134,000 Lattice Semiconductor Corp*                                1,171,160
      9,000 Marvell Technology Group Ltd*                                179,010
     39,000 Maxim Integrated Products Inc*                             1,494,870
     25,000 Novellus Systems Inc*                                        850,000
     45,000 Semtech Corp*                                              1,201,500
                                                                      $6,916,860

FINANCIAL SERVICES --- 5.6%
     94,000 Certegy Inc*                                               3,486,460
     65,000 Franklin Resources Inc                                     2,771,600
    157,000 KPMG Consulting Inc*                                       2,333,020
     21,000 Legg Mason Inc                                             1,033,410
    159,000 Waddell & Reed Financial Class A                           3,644,280
                                                                     $13,268,770

HEALTH CARE RELATED --- 7.8%
     66,000 Alkermes Inc*                                              1,056,660
     53,000 Anthem Inc                                                 3,562,660
     73,000 DaVita Inc*                                                1,737,400
     91,000 Health Management Associates Inc Class A*                  1,833,650
    116,000 Manor Care Inc*                                            2,668,000
    189,000 Omnicare Inc                                               4,963,140
     32,000 Wellpoint Health Networks Inc*                             2,489,920
                                                                     $18,311,430

INSURANCE RELATED --- 7.1%
     53,000 Allmerica Financial Corp                                   2,448,600
     37,000 Mercury General Corp                                       1,794,500
     41,000 Nationwide Financial Services Inc                          1,619,500
     60,000 PMI Group Inc                                              2,292,000
     61,000 Principal Financial Group*                                 1,891,000
     34,000 Progressive Corp                                           1,966,900
     52,000 Protective Life Corp                                       1,721,200
     61,000 Radian Group Inc                                           2,969,480
                                                                     $16,703,180

LEISURE & ENTERTAINMENT --- 0.8%
     13,700 Brunswick Corp                                               383,600
     75,000 Ticketmaster Class B*                                      1,403,250
                                                                      $1,786,850

MANUFACTURING --- 3.7%
     32,000 American Standard Cos Inc*                                 2,403,200
     43,000 Danaher Corp                                               2,853,050
     49,000 ITT Industries Inc                                         3,459,400
                                                                      $8,715,650

MEDICAL PRODUCTS --- 2.3%
    121,000 Apogent Techologies Inc*                                   2,488,970
     66,000 Laboratory Corp of America Holdings*                       3,012,900
                                                                      $5,501,870

OIL & GAS --- 9.5%
    102,000 BJ Services Co*                                            3,455,760
     38,000 Cooper Cameron Corp*                                       1,839,960
     61,000 Devon Energy Corp                                          3,006,080
     91,000 Diamond Offshore Drilling Inc                              2,593,500
     68,000 EOG Resources                                              2,699,600
     67,000 FMC Technologies Inc*                                      1,378,190
    144,000 Ocean Energy Inc                                           3,120,480
     45,000 Smith International Inc*                                   3,068,550
     66,000 XTO Energy Inc                                             1,359,600
                                                                     $22,521,720

PERSONAL LOANS --- 0.9%
     34,000 Capital One Financial Corp                                 2,075,700
                                                                      $2,075,700

PHARMACEUTICALS --- 2.9%
     35,000 Abgenix Inc*                                                 343,000
     19,000 Allergan Inc                                               1,268,250
     26,000 Biovail Corp*                                                752,960
     38,000 King Pharmaceuticals Inc*                                    845,500
     41,000 Sepracor Inc*                                                391,550
     46,000 Shire Pharmaceuticals Group                          PLC ADR*
1,187,260
     32,000 Teva Pharmaceutical Industries Ltd sponsored ADR           2,136,960
                                                                      $6,925,480

POLLUTION CONTROL --- 0.7%
     90,100 Republic Services Inc*                                     1,718,207
                                                                      $1,718,207

RESTAURANTS --- 1.6%
     37,000 Outback Steakhouse Inc*                                    1,298,700
     97,000 Starbucks Corp*                                            2,410,450
                                                                      $3,709,150

RETAIL --- 9.2%
     39,000 American Eagle Outfitters Inc*                               824,460
     38,000 BJ's Wholesale Club Inc*                                   1,463,000
     64,000 Best Buy Co Inc*                                           2,323,200
     94,000 Dollar Tree Stores Inc*                                    3,704,540
    102,000 Family Dollar Stores Inc                                   3,595,500
     33,000 MSC Industrial Direct Co Inc Class A*                        643,500
     73,000 O'Reilly Automotive Inc*                                   2,011,880
     43,000 Ross Stores Inc                                            1,752,250
     82,000 TJX Cos Inc                                                1,608,020
     79,000 Whole Foods Market Inc*                                    3,809,380
                                                                     $21,735,730

SPECIALIZED SERVICES --- 14.0%
     21,000 Apollo Group Inc Class A*                                    827,820
     61,000 BISYS Group Inc*                                           2,031,300
     69,400 Catalina Marketing Corp*                                   1,958,468
    142,000 Ceridian Corp*                                             2,695,160
     62,666 ChoicePoint Inc*                                           2,849,423
     72,000 Convergys Corp*                                            1,402,560
     38,000 DST Systems Inc*                                           1,736,980
     35,500 Fiserv Inc*                                                1,303,205
     23,000 Hewitt Associates Inc*                                       535,900
     83,000 Iron Mountain Inc*                                         2,560,550
     75,000 Lamar Advertising Co*                                      2,790,750
     91,000 Manpower Inc                                               3,344,250
    140,000 Robert Half International Inc*                             3,262,000
     53,000 Sabre Holdings Corp*                                       1,897,400
     67,000 Viad Corp                                                  1,742,000
     49,000 Weight Watchers International Inc*                         2,128,560
                                                                     $33,066,326

TELEPHONE & TELECOMMUNICATIONS --- 0.5%
     96,000 CIENA Corp*                                                  402,240
     97,000 Triton PCS Holdings Inc Class A*                             378,300
    120,300 Western Wireless Corp Class A*                               389,772
                                                                      $1,170,312

TEXTILES --- 0.9%
     38,000 Coach Inc*                                                 2,086,200
                                                                      $2,086,200

TRANSPORTATION --- 0.1%
      7,900 CH Robinson Worldwide Inc                                    264,887
                                                                        $264,887

TOTAL COMMON STOCK --- 95.9%                                        $226,237,896
(Cost $210,447,661)

SHORT-TERM INVESTMENTS

AGENCY --- 4.1%
  9,650,000 Freddie Mac                                                9,648,981
                                                                      $9,648,981

TOTAL SHORT-TERM INVESTMENTS --- 4.1%                                 $9,648,981
(Cost $9,648,981)

TOTAL T.ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100.0%              $235,886,877
(Cost $220,096,642)


The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 84.3%
 12,415,507 Fannie Mae                                                12,675,823
            Llb Pool #620128
            6.500% December 1, 2031
  1,166,431 Fannie Mae                                                 1,224,683
            Pool #608335
            7.500% September 1, 2031
     83,355 Fannie Mae                                                    87,601
            Pool #340841
            7.000% April 1, 2011
  1,610,409 Fannie Mae                                                 1,669,635
            Llb Pool #441754
            7.000% September 1, 2028
    210,548 Fannie Mae                                                   223,521
            Pool #367209
            7.500% June 1, 2016
    234,553 Fannie Mae                                                   250,630
            Pool #335658
            8.500% August 1, 2021
  1,602,232 Fannie Mae                                                 1,661,157
            Llb Pool #635776
            7.000% April 1, 2032
    449,409 Fannie Mae                                                   480,214
            Pool #303583
            8.500% April 1, 2025
     56,069 Fannie Mae                                                    60,087
            Pool #316711
            9.000% September 1, 2019
    131,676 Fannie Mae                                                   139,835
            Pool #339260
            8.000% April 1, 2021
    287,236 Fannie Mae                                                   305,034
            Pool #541216
            8.000% June 1, 2030
  1,996,455 Fannie Mae                                                 1,993,725
            Pool #443161
            6.000% September 1, 2028
  2,069,389 Fannie Mae                                                 2,112,778
            Pool #431718
            6.500% June 1, 2028
  2,869,786 Fannie Mae                                                 2,930,410
            Pool #426085
            6.000% May 1, 2013
  1,473,755 Fannie Mae                                                 1,471,741
            Pool #415745
            6.000% April 1, 2028
    158,624 Fannie Mae                                                   163,349
            Pool#374210
            4.460% March 1, 2027
    407,790 Fannie Mae                                                   433,058
            Pool #367215
            8.000% September 1, 2026
  2,305,802 Fannie Mae                                                 2,310,125
            Pool# 577861
            5.500% April 1, 2016
  1,466,623 Fannie Mae                                                 1,520,561
            Llb Pool #625062
            7.000% January 1, 2032
    935,606 Fannie Mae                                                   982,332
            Pool #518180
            7.500% October 1, 2029
    400,225 Fannie Mae                                                   427,658
            Pool #250111
            8.500% August 1, 2024
     33,546 Fannie Mae                                                    36,055
            Pool #091122
            9.500% March 1, 2020
    189,126 Fannie Mae                                                   198,571
            Pool #050796
            7.500% September 1, 2023
  1,127,803 Fannie Mae                                                 1,159,145
            CMO SER1998-W2 CL.A6
            6.500% August 25, 2021
      6,108 Fannie Mae                                                     6,148
            CMO SER.1993-63 CL.D
            6.500% May 25, 2008
  1,889,777 Fannie Mae                                                 1,979,725
            CMO SER.1993-15 CL.H
            7.000% December 25, 2007
  1,968,390 Fannie Mae                                                 2,040,788
            Llb Pool #597374
            7.000% September 1, 2031
  4,933,492 Fannie Mae                                                 7,924,635
            Llb Pool #631371
            6.500% February 1, 2017
  2,642,731 Fannie Mae                                                 2,739,923
            Llb Pool #604861
            7.000% November 1, 2031
    403,844 Fannie Mae                                                   451,515
            Pool #446394
            9.500% September 1, 2020
  3,060,659 Fannie Mae                                                 3,173,221
            Llb Pool #562725
            7.000% February 1, 2031
  1,574,526 Fannie Mae                                                 1,632,432
            Pool #591003
            7.000% August 1, 2031
  1,889,514 Fannie Mae                                                 1,960,134
            Pool #252567
            6.500% July 1, 2014
  5,503,413 Fannie Mae                                                 5,618,803
            Llb Pool #628421
            6.500% March 1, 2032
  1,578,726 Fannie Mae                                                 1,636,787
            Llb Pool #628497
            7.000% March 1, 2032
  2,956,606 Fannie Mae                                                 3,018,597
            Llb Pool #628169
            6.500% February 1, 2032
  6,918,718 Fannie Mae                                                 7,063,783
            Llb Pool #615069
            6.500% January 1, 2032
  1,907,292 Fannie Mae                                                 1,967,620
            Pool #252210
            6.500% February 1, 2019
  1,583,720 Fannie Mae                                                 1,662,813
            Llb Pool #606930
            7.500% October 1, 2031
  5,874,585 Fannie Mae                                                 5,997,757
            Pool #323427
            6.500% November 1, 2028
    998,518 Fannie Mae                                                 1,049,381
            Llb Pool #641621
            7.000% April 1, 2017
  1,077,815 Fannie Mae                                                 1,163,476
            Pool #525116
            8.500% November 1, 2026
  4,721,371 Fannie Mae                                                 4,821,110
            Llb Pool #637163
            6.000% March 1, 2017
  4,000,000 Fannie Mae                                                 4,085,636
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  2,646,954 Fannie Mae                                                 2,702,453
            Pool #252439
            6.500% May 1, 2029
  2,916,441 Fannie Mae                                                 3,023,699
            Llb Pool #614339
            7.000% December 1, 2031
    151,065 Fannie Mae                                                   160,426
            Pool #302587
            8.000% December 1, 2024
    339,684 Fannie Mae                                                   356,648
            Pool #288769
            7.500% November 1, 2024
    433,673 Fannie Mae                                                   442,765
            Pool #266412
            6.500% January 1, 2024
    916,752 Fannie Mae                                                   935,973
            Pool #265477
            6.500% December 1, 2023
  3,308,081 Fannie Mae                                                 3,377,441
            Pool #251898
            6.500% August 1, 2028
  2,150,162 Fannie Mae                                                 2,195,584
            Pool #251760
            6.000% June 1, 2013
    849,450 Freddie Mac                                                  892,528
            Gold Pool #C37836
            7.500% April 1, 2030
    987,752 Freddie Mac                                                1,009,112
            Llb Gold Pool #E89019
            6.000% April 1, 2017
  1,462,233 Freddie Mac                                                1,537,172
            Pool #E00810
            7.000% March 1, 2015
  1,113,996 Freddie Mac                                                1,154,510
            Gold Pool #N30640
            6.500% January 1, 2030
     96,994 Freddie Mac                                                  107,617
            Pool #N70005
            9.500% November 1, 2020
    419,923 Freddie Mac                                                  436,221
            Pool #N30345
            6.500% July 1, 2026
     83,613 Freddie Mac                                                   92,827
            Pool #884018
            9.500% September 1, 2020
    705,730 Freddie Mac                                                  741,898
            Pool #E00757
            7.000% November 1, 2014
  2,649,446 Freddie Mac                                                2,706,653
            Gold Pool #C01184
            6.500% June 1, 2031
  3,892,820 Freddie Mac                                                3,976,873
            Gold Pool #C64115
            6.500% February 1, 2032
    601,436 Freddie Mac                                                  623,643
            Llb Gold Pool #C67048
            7.000% May 1, 2032
  1,824,804 Freddie Mac                                                1,830,666
            Gold Pool #E82733
            5.500% March 1, 2016
  2,306,759 Freddie Mac                                                2,383,659
            Gold Pool #M80697
            6.500% August 1, 2008
    285,947 Freddie Mac                                                  303,444
            Gold Pool #D64588
            8.000% August 1, 2024
  2,475,106 Freddie Mac                                                2,566,497
            Gold Pool #C00609
            7.000% May 1, 2028
    597,190 Freddie Mac                                                  619,697
            Pool #E00177
            6.500% December 1, 2007
    216,012 Freddie Mac                                                  236,241
            Pool #C90085
            9.000% December 1, 2014
  2,000,000 Freddie Mac                                                2,038,619
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
  2,000,000 Freddie Mac                                                2,125,346
            CMO SER.28 CL.PE
            6.800% September 25, 2022
  1,575,997 Freddie Mac                                                1,610,026
            Llb Gold Pool #C59240
            6.500% October 1, 2031
    617,381 Freddie Mac                                                  655,159
            Gold Pool #G00256
            8.000% November 1, 2023
    495,231 Freddie Mac                                                  532,789
            Gold Pool #G00300
            9.500% April 1, 2025
    175,108 Freddie Mac                                                  186,385
            Gold Pool #G10006
            10.000% January 1, 2006
    144,270 Freddie Mac                                                  153,997
            Gold Pool #G10289
            8.500% February 1, 2008
  3,484,459 Freddie Mac                                                3,572,412
            Pool #O20005
            6.500% January 1, 2018
    586,025 Freddie Mac                                                  604,852
            Pool #O30006
            6.000% February 1, 2009
    169,801 Freddie Mac                                                  180,866
            Gold Pool #D91201
            7.500% October 1, 2015
    150,479 Freddie Mac                                                  162,159
            Gold Pool #D91202
            8.500% February 1, 2013
    281,685 Freddie Mac                                                  322,745
            Co-Op Pool #N70008
            11.000% June 1, 2020
    265,011 Freddie Mac                                                  303,922
            Co-Op Pool #N70013
            11.000% August 1, 2020
    941,657 Freddie Mac                                                  976,427
            Llb Pool #C53189
            7.000% June 1, 2031
  2,950,104 Freddie Mac                                                3,059,033
            Gold Pool #C62746
            7.000% January 1, 2032
  1,901,601 Freddie Mac                                                1,998,037
            Llb Gold Pool #C64912
            7.500% March 1, 2032
    389,743 Freddie Mac                                                  426,399
            Pool #884002
            9.500% June 1, 2020
    267,244 Freddie Mac                                                  281,512
            Gold Pool #M70008
            10.500% October 1, 2005
  5,000,000 Freddie Mac                                                5,273,445
            Global Notes
            5.750% April 15, 2008
  1,400,000 Freddie Mac (6)                                            1,468,387
            GLOBAL REFERENCE NOTES
            5.750% March 15, 2009
  2,600,000 Freddie Mac (6)                                            2,657,572
            UNSECURED GLOBAL NOTES
            4.875% March 15, 2007
  1,575,568 Ginnie Mae                                                 1,639,207
            7.000% January 15, 2024
     13,648 Ginnie Mae                                                    14,414
            Pool #360300
            7.500% June 15, 2023
    275,915 Ginnie Mae                                                   291,393
            Pool #376533
            7.500% June 15, 2024
  4,897,260 Ginnie Mae                                                 5,006,302
            Pool #580980
            6.500% February 15, 2032
  3,701,623 Ginnie Mae                                                 3,851,135
            Pool #571172
            7.000% September 15, 2031
    476,608 Ginnie Mae                                                   503,342
            Pool #362184
            7.500% January 15, 2024
    451,613 Ginnie Mae                                                   481,082
            Pool #208728
            8.000% May 15, 2017
  1,289,852 Ginnie Mae                                                 1,371,135
            Pool# 781266
            7.500% December 15, 2024
    957,144 Ginnie Mae                                                 1,020,086
            Pool #780899
            7.500% October 15, 2013
  1,710,383 Ginnie Mae                                                 1,806,325
            Pool #348622
            7.500% April 15, 2023
    289,658 Ginnie Mae                                                   305,906
            Pool #351163
            7.500% August 15, 2023
     38,514 Ginnie Mae                                                    40,675
            Pool #352835
            7.500% February 15, 2024
     20,906 Ginnie Mae                                                    22,078
            Pool #355360
            7.500% October 15, 2021
    289,139 Ginnie Mae                                                   305,359
            Pool #357659
            7.500% May 15, 2023
     69,433 Ginnie Mae                                                    69,488
            Pool #475894
            6.000% July 15, 2028
    195,455 Ginnie Mae                                                   206,419
            Pool #404064
            7.500% March 15, 2025
  2,312,714 Ginnie Mae                                                 2,314,565
            Pool #471205
            6.000% May 15, 2028
     63,452 Ginnie Mae                                                    67,011
            Pool #339079
            7.500% February 15, 2023
  1,649,198 Ginnie Mae                                                 1,764,639
            Pool #780077
            8.000% March 15, 2025
  1,719,365 Ginnie Mae                                                 1,794,104
            Pool #780463
            7.000% November 15, 2026
     22,515 Ginnie Mae                                                    23,778
            Pool #360618
            7.500% July 15, 2023
    407,069 Ginnie Mae                                                   433,631
            Pool #365382
            8.000% June 15, 2025
    260,041 Ginnie Mae                                                   274,628
            Pool #376514
            7.500% May 15, 2024
    136,529 Ginnie Mae                                                   146,020
            Pool #380118
            8.500% July 15, 2024
     94,761 Ginnie Mae II                                                100,538
            Pool #001477
            8.000% November 20, 2023
     17,973 Ginnie Mae II                                                 19,145
            Pool #002142
            8.500% December 20, 2025
    150,767 Ginnie Mae II                                                160,599
            Pool #002345
            8.500% December 20, 2026
     28,193 Ginnie Mae II                                                 30,031
            Pool #002158
            8.500% January 20, 2026
     41,281 Ginnie Mae II                                                 43,797
            Pool #002059
            8.000% August 20, 2025
     71,448 Ginnie Mae II                                                 76,107
            Pool #002235
            8.500% June 20, 2026
  1,584,874 Ginnie Mae II                                              1,577,268
            Pool #002602
            6.000% June 20, 2028
     44,487 Ginnie Mae II                                                 47,388
            Pool #002220
            8.500% May 20, 2026
     44,684 Ginnie Mae II                                                 47,598
            Pool #002250
            8.500% July 20, 2026
  2,000,000 US Department of Veterans Affairs                          2,140,843
            CMO SER.1997-3 CL.2D
            7.500% January 15, 2025
  6,979,000 US Department of Veterans Affairs                          7,509,149
            CMO SER.1997-2 CL.K
            7.500% February 15, 2010
  4,690,337 US Department of Veterans Affairs                          4,879,264
            CMO SER.1998-3 CL.B
            6.500% May 15, 2020
  3,000,000 US Department of Veterans Affairs                          3,195,000
            CMO SER.1998-1 CL.2D
            7.000% July 15, 2025
  4,900,000 US Department of Veterans Affairs                          5,079,977
            CMO SER.2001-2 CL.G
            6.750% November 15, 2024
                                                                    $206,175,774

U.S. GOVERNMENTS --- 15.0%
  1,000,000 United States of America                                     940,214
            Treasury Bonds
            5.250% November 15, 2028
  2,200,000 United States of America                                   2,069,582
            Treasury Notes
            5.250% February 15, 2029
 10,500,000 United States of America (6)                              10,644,382
            Treasury Notes
            4.375% May 15, 2007
  5,000,000 United States of America (6)                               5,091,475
            Treasury Notes
            4.750% November 15, 2008
  3,000,000 United States of America (6)                               3,090,000
            Treasury Notes
            4.625% May 15, 2006
  7,500,000 United States of America (6)                               7,366,410
            Treasury Notes
            3.500% November 15, 2006
  4,000,000 United States of America (6)                               4,249,620
            Treasury Notes
            5.500% February 15, 2008
  2,000,000 United States of America (6)                               2,235,760
            Treasury Notes
            6.500% February 15, 2010
  1,000,000 United States of America (6)                               1,057,969
            Treasury Notes
            5.500% May 15, 2009
                                                                     $36,745,412

TOTAL BONDS --- 99.3%                                               $242,921,186
(Cost $237,351,456)

SHORT-TERM INVESTMENTS

AGENCY --- 0.7%
  1,781,000 Freddie Mac                                                1,780,812
                                                                      $1,780,812

TOTAL SHORT-TERM INVESTMENTS --- 0.7%                                 $1,780,812
(Cost $1,780,812)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $244,701,998
(Cost $239,132,268)


The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 88.2%
    563,902 Fannie Mae                                                   579,572
            CMO SER1998-W2 CL.A6
            6.500% August 25, 2021
  2,000,000 Fannie Mae                                                 2,088,240
            CMO SER.1998-W3 CL.A3
            6.500% July 25, 2028
    162,291 Fannie Mae                                                   165,497
            CM0 SER.1993-68 CL.Z
            6.000% May 25, 2008
  3,288,878 Fannie Mae                                                 3,357,836
            Llb Pool #620128
            6.500% December 1, 2031
  2,305,802 Fannie Mae                                                 2,310,125
            Pool# 577861
            5.500% April 1, 2016
    177,380 Fannie Mae                                                   189,539
            Pool #124652
            8.500% July 1, 2022
    212,592 Fannie Mae                                                   223,209
            Pool #288735
            7.500% August 1, 2024
    153,909 Fannie Mae                                                   161,595
            Pool #288761
            7.500% October 1, 2024
    605,123 Fannie Mae                                                   646,601
            Pool #303583
            8.500% April 1, 2025
  1,473,755 Fannie Mae                                                 1,471,741
            Pool #415745
            6.000% April 1, 2028
  2,203,173 Fannie Mae                                                 2,249,366
            Pool# 449466
            6.500% November 1, 2028
    287,236 Fannie Mae                                                   305,034
            Pool #541216
            8.000% June 1, 2030
  1,255,723 Fannie Mae                                                 1,301,905
            Llb Pool #617467
            7.000% December 1, 2031
    937,329 Fannie Mae                                                   971,804
            Llb Pool #597374
            7.000% September 1, 2031
    252,424 Fannie Mae                                                   282,220
            Pool #446394
            9.500% September 1, 2020
  5,924,081 Fannie Mae                                                 6,048,290
            Llb Pool #615069
            6.500% January 1, 2032
  1,991,914 Fannie Mae                                                 2,033,679
            Llb Pool #629091
            6.500% April 1, 2032
  1,044,221 Fannie Mae                                                 1,096,370
            Llb Pool #606930
            7.500% October 1, 2031
    981,432 Fannie Mae                                                 1,018,113
            Llb Pool #631371
            6.500% February 1, 2017
    135,985 Fannie Mae                                                   150,670
            Pool #039271
            8.950% December 1, 2016
  1,000,000 Fannie Mae (6)                                             1,000,982
            UNSECURED GLOBAL NOTES
            5.375% November 15, 2011
  1,000,000 Federal Home Loan Bank                                     1,036,688
            UNSECURED BONDS SER.AV09
            5.477% January 28, 2009
    288,716 Freddie Mac                                                  299,598
            Pool #E67684
            6.500% September 1, 2012
  1,560,733 Freddie Mac                                                1,594,432
            Gold Pool #C64115
            6.500% February 1, 2032
  1,564,789 Freddie Mac                                                1,623,763
            Gold Pool #E87845
            6.500% February 1, 2017
    261,083 Freddie Mac                                                  266,729
            Pool #E58713
            6.000% May 1, 2009
    555,724 Freddie Mac                                                  567,742
            Gold Pool #G10331
            6.000% September 1, 2009
    423,014 Freddie Mac                                                  448,898
            Gold Pool #G00411
            8.000% November 1, 2025
    474,112 Freddie Mac                                                  503,123
            Gold Pool #G00256
            8.000% November 1, 2023
    352,651 Freddie Mac                                                  404,430
            Gold Pool #N70016
            11.000% July 1, 2020
  1,634,040 Freddie Mac                                                1,644,699
            Gold Pool #C00716
            6.000% February 1, 2029
    969,016 Freddie Mac                                                  989,939
            Llb Gold Pool #C59240
            6.500% October 1, 2031
    120,859 Freddie Mac                                                  133,737
            Pool #260025
            10.250% October 1, 2010
     17,957 Freddie Mac                                                   19,136
            Pool #730096
            10.000% July 1, 2005
     59,304 Freddie Mac                                                   60,587
            Pool #E55428
            6.000% January 1, 2009
    742,664 Freddie Mac                                                  769,674
            Gold Pool #N30640
            6.500% January 1, 2030
  1,000,000 Freddie Mac                                                1,019,309
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
    284,268 Freddie Mac                                                  295,225
            Gold Pool #M70044
            6.000% March 1, 2009
    107,805 Freddie Mac                                                  115,981
            Gold Pool #G00300
            9.500% April 1, 2025
    135,196 Freddie Mac                                                  138,120
            Gold Pool #G10257
            6.000% July 1, 2009
     34,725 Freddie Mac                                                   35,476
            Pool #E00241
            6.000% October 1, 2008
  2,824,971 Freddie Mac                                                2,929,280
            Llb Pool #C53189
            7.000% June 1, 2031
    308,280 Freddie Mac                                                  308,818
            Pool #E57977
            6.000% April 1, 2009
    800,000 Freddie Mac (6)                                              817,714
            UNSECURED GLOBAL NOTES
            4.875% March 15, 2007
  1,549,517 Ginnie Mae                                                 1,612,103
            Pool #571172
            7.000% September 15, 2031
    921,423 Ginnie Mae                                                   958,640
            Pool #469924
            7.000% January 15, 2029
    967,389 Ginnie Mae                                                 1,028,351
            Pool# 781266
            7.500% December 15, 2024
    907,454 Ginnie Mae                                                   944,107
            Pool #460784
            7.000% March 15, 2028
    180,139 Ginnie Mae                                                   193,426
            Pool #248357
            9.000% July 15, 2018
  2,387,615 Ginnie Mae                                                 2,484,053
            Pool #417239
            7.000% February 15, 2026
    564,211 Ginnie Mae                                                   601,314
            Pool #780899
            7.500% October 15, 2013
    318,902 Ginnie Mae                                                   336,791
            Pool #399917
            7.500% April 15, 2026
    590,917 Ginnie Mae II                                                621,878
            Pool #002660
            7.500% October 20, 2028
    209,053 Ginnie Mae II                                                221,795
            Pool #002059
            8.000% August 20, 2025
    224,450 Ginnie Mae II                                                239,087
            Pool #002345
            8.500% December 20, 2026
     52,036 Ginnie Mae II                                                 55,729
            Pool #001831
            9.500% May 20, 2022
    304,862 Ginnie Mae II                                                320,835
            Pool #002691
            7.500% December 20, 2028
  5,500,000 US Department of Veterans Affairs                          5,702,014
            CMO SER.2001-2 CL.G
            6.750% November 15, 2024
                                                                     $58,995,609

SUPRANATIONALS --- 4.7%
  2,000,000 European Investment Bank                                   2,080,500
            Notes
            5.375% September 16, 2008
  1,000,000 Inter-American Development Bank                            1,045,501
            Global Bonds
            5.375% January 18, 2006
                                                                      $3,126,001

U.S. GOVERNMENTS --- 5.2%
  1,000,000 United States of America                                     940,719
            Treasury Notes
            5.250% February 15, 2029
  1,000,000 United States of America                                     940,214
            Treasury Bonds
            5.250% November 15, 2028
    500,000 United States of America (6)                                 506,875
            Treasury Notes
            4.375% May 15, 2007
  1,000,000 United States of America (6)                               1,089,943
            Treasury Notes
            6.125% August 15, 2007
                                                                      $3,477,751

TOTAL BONDS --- 98.1%                                                $65,599,361
(Cost $63,834,452)

SHORT-TERM INVESTMENTS

AGENCY --- 1.9%
  1,292,000 Freddie Mac                                                1,291,864
                                                                      $1,291,864

TOTAL SHORT-TERM INVESTMENTS --- 1.9%                                 $1,291,864
(Cost $1,291,864)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                $66,891,225
(Cost $65,126,316)


The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 3.5%
     43,550 Boeing Co                                                  1,959,750
      5,303 Goodrich Corp                                                144,878
     42,456 Honeywell International Inc                                1,495,725
     23,444 Lockheed Martin Corp                                       1,629,358
      5,838 Northrop Grumman Corp                                        729,750
     20,692 Raytheon Co Class B                                          843,199
     24,500 United Technologies Corp                                   1,663,550
                                                                      $8,466,210

AGRICULTURE --- 0.2%
     33,819 Archer-Daniels-Midland Co                                    432,545
                                                                        $432,545

AIR FREIGHT --- 0.4%
     15,500 FedEx Corp*                                                  827,700
      3,212 Ryder System Inc                                              87,013
                                                                        $914,713

AIRLINES --- 0.4%
      8,057 AMR Corp*                                                    135,841
      6,377 Delta Air Lines Inc                                          127,540
     40,060 Southwest Airlines Co                                        647,370
                                                                        $910,751

AUTO PARTS & EQUIPMENT --- 0.6%
      3,801 Cooper Tire & Rubber Co                                       78,111
      7,699 Dana Corp                                                    140,815
      9,043 Genuine Parts Co                                             315,329
      8,483 Goodyear Tire & Rubber Co                                    158,717
      4,631 Johnson Controls Inc                                         377,936
      6,588 TRW Inc                                                      374,198
      6,776 Visteon Corp                                                  96,219
                                                                      $1,541,325

AUTOMOBILES --- 1.3%
     94,086 Ford Motor Co                                              1,505,376
     29,159 General Motors Corp                                        1,558,549
                                                                      $3,063,925

BANKS --- 12.2%
     18,813 AmSouth Bancorp                                              421,035
     24,901 BB&T Corp                                                    961,179
     60,934 Bank One Corp                                              2,344,740
     79,889 Bank of America Corp                                       5,620,990
     11,668 Charter One Financial Inc                                    401,146
      9,166 Comerica Inc                                                 562,792
      6,613 First Tennessee National Corp                                253,278
     54,302 FleetBoston Financial Corp                                 1,756,670
      8,082 Golden West Financial Corp                                   555,880
     12,869 Huntington Bancshares Inc                                    249,916
     22,116 KeyCorp                                                      603,767
     11,058 Marshall & Ilsley Corp                                       336,384
     31,642 National City Corp                                         1,052,097
     14,731 PNC Financial Services Group                                 770,137
     11,939 Regions Financial Corp                                       419,656
     18,040 SouthTrust Corp                                              471,205
     14,822 SunTrust Banks Inc                                         1,003,746
     99,208 US Bancorp                                                 2,316,507
     10,473 Union Planters Corp                                          339,011
     71,075 Wachovia Corp                                              2,713,644
     50,538 Washington Mutual Inc                                      1,875,465
     88,843 Wells Fargo & Co                                           4,447,481
      4,770 Zions Bancorp                                                248,517
                                                                     $29,725,243

BIOTECHNOLOGY --- 0.1%
     11,100 Genzyme Corp*                                                213,564
                                                                        $213,564

BROADCAST/MEDIA --- 0.9%
     31,783 Clear Channel Communications Inc*                          1,017,692
     49,057 Comcast Corp Class A*                                      1,169,519
                                                                      $2,187,211

BUILDING MATERIALS --- 0.4%
      3,068 Crane Co                                                      77,804
     25,107 Masco Corp                                                   680,651
      5,252 Vulcan Materials Co                                          228,882
                                                                        $987,337

CHEMICALS --- 2.7%
     11,773 Air Products & Chemicals Inc                                 594,183
     47,078 Dow Chemical Co                                            1,618,542
     51,593 EI du Pont de Nemours & Co                                 2,290,729
      3,995 Eastman Chemical Co                                          187,366
      6,771 Engelhard Corp                                               191,755
      2,566 Great Lakes Chemical Corp                                     68,127
      8,809 PPG Industries Inc                                           545,277
      8,503 Praxair Inc                                                  484,416
     11,469 Rohm & Haas Co                                               464,380
                                                                      $6,444,775

COMMUNICATIONS - EQUIPMENT --- 0.1%
    199,266 Nortel Networks Corp*                                        288,936
                                                                        $288,936

COMPUTER HARDWARE & SYSTEMS --- 2.0%
     18,426 Apple Computer Inc*                                          326,509
    115,400 EMC Corp*                                                    871,270
     16,839 Gateway Inc*                                                  74,765
    156,666 Hewlett-Packard Co                                         2,393,856
      5,158 NCR Corp*                                                    179,756
     30,070 Palm Inc*                                                     52,923
    168,500 Sun Microsystems Inc*                                        844,185
                                                                      $4,743,264

COMPUTER SOFTWARE & SERVICES --- 1.4%
      6,000 Autodesk Inc                                                  79,500
     18,700 Avaya Inc*                                                    92,565
     12,593 BMC Software Inc*                                            209,044
      9,400 Citrix Systems Inc*                                           56,776
     30,059 Computer Associates International Inc                        477,638
      8,830 Computer Sciences Corp*                                      422,074
     19,341 Compuware Corp*                                              117,400
     24,900 Electronic Data Systems Corp                                 925,035
     18,831 Novell Inc*                                                   60,448
     13,500 Parametric Technology Corp*                                   48,317
     16,100 PeopleSoft Inc*                                              239,568
     10,100 Rational Software Corp*                                       82,921
     16,734 Unisys Corp*                                                 150,606
     21,200 VERITAS Software Corp*                                       419,548
                                                                      $3,381,440

CONGLOMERATES --- 0.7%
      7,231 Textron Inc                                                  339,134
    103,700 Tyco International Ltd                                     1,400,987
                                                                      $1,740,121

CONTAINERS --- 0.2%
      2,728 Bemis Co Inc                                                 129,580
      8,182 Pactiv Corp*                                                 193,913
      2,795 Temple-Inland Inc                                            161,719
                                                                        $485,212

DISTRIBUTORS --- 0.4%
     14,962 McKesson HBOC Inc                                            489,257
      6,162 Quintiles Transnational Corp*                                 76,963
      6,874 SUPERVALU Inc                                                168,619
      4,857 WW Grainger Inc                                              243,336
                                                                        $978,175

ELECTRIC COMPANIES --- 5.2%
     27,687 AES Corp*                                                    150,064
      6,477 Allegheny Energy Inc                                         166,783
      7,494 Ameren Corp                                                  322,317
     17,559 American Electric Power Co Inc                               702,711
      6,953 CMS Energy Corp                                               76,344
     19,395 Calpine Corp*                                                136,347
      8,699 Cinergy Corp                                                 313,077
     11,050 Consolidated Edison Inc                                      461,338
      8,505 Constellation Energy Group                                   249,537
      8,682 DTE Energy Co                                                387,564
     14,357 Dominion Resources Inc                                       947,275
     43,047 Duke Energy Corp                                           1,338,762
     16,900 Edison International*                                        287,300
     11,607 Entergy Corp                                                 492,601
     16,680 Exelon Corp                                                  872,364
      9,096 FPL Group Inc                                                545,669
     15,461 FirstEnergy Corp                                             516,088
     20,903 Mirant Corp*                                                 152,592
     20,197 PG&E Corp*                                                   361,324
      7,661 PPL Corp                                                     253,426
      4,400 Pinnacle West Capital Corp                                   173,800
     11,465 Progress Energy Inc                                          596,295
      6,000 Progress Energy Inc @ (CVO)*                                       0
     10,672 Public Service Enterprise Group Inc                          462,098
     15,778 Reliant Energy Inc                                           266,648
     36,600 Southern Co                                                1,002,840
     13,850 TXU Corp                                                     711,890
      7,970 Teco Energy Inc                                              195,265
     26,830 Williams Cos Inc                                             160,712
     20,496 Xcel Energy Inc                                              343,718
                                                                     $12,646,749

ELECTRONIC INSTRUMENTS & EQUIP --- 1.4%
     24,104 Agilent Technologies Inc*                                    575,604
     10,138 American Power Conversion Corp*                              128,043
      4,866 Cooper Industries Inc*                                       191,234
     21,864 Emerson Electric Co                                        1,169,943
     10,295 Jabil Circuit Inc*                                           217,327
      6,575 PerkinElmer Inc                                               72,654
      4,100 Power-One Inc*                                                25,502
      9,649 Rockwell Automation Inc                                      191,533
     27,160 Sanmina-SCI Corp*                                            171,380
     42,727 Solectron Corp*                                              262,771
     11,880 Symbol Technologies Inc                                      100,980
      4,777 Tektronix Inc*                                                89,378
      8,948 Thermo Electron Corp*                                        147,642
      3,071 Thomas & Betts Corp*                                          57,121
                                                                      $3,401,112

ELECTRONICS - SEMICONDUCTOR --- 0.9%
     17,702 Advanced Micro Devices Inc*                                  172,063
     15,580 Applied Micro Circuits Corp*                                  73,693
     13,960 Broadcom Corp Class A*                                       244,858
     19,224 LSI Logic Corp                                               168,210
     31,251 Micron Technology Inc*                                       631,895
      9,334 National Semiconductor Corp*                                 272,273
      7,530 Novellus Systems Inc*                                        256,020
      9,494 Teradyne Inc*                                                223,109
     10,380 Vitesse Semiconductor Corp*                                   32,282
                                                                      $2,074,403

ENGINEERING & CONSTRUCTION --- 0.1%
      4,200 Fluor Corp                                                   163,590
      3,263 McDermott International Inc*                                  26,430
                                                                        $190,020

FINANCIAL SERVICES --- 9.5%
      5,194 Bear Stearns Cos Inc                                         317,094
    267,135 Citigroup Inc                                             10,351,481
     13,548 Franklin Resources Inc                                       577,687
     36,083 Freddie Mac                                                2,208,280
    103,378 JP Morgan Chase & Co                                       3,506,582
     12,678 Lehman Brothers Holdings Inc                                 792,629
     44,803 Merrill Lynch & Co Inc                                     1,814,522
     57,223 Morgan Stanley Dean Witter & Co                            2,465,167
     16,900 State Street Corp                                            755,430
     11,500 Stilwell Financial Inc                                       209,300
                                                                     $22,998,172

FOOD & BEVERAGES --- 0.6%
      1,916 Adolph Coors Co Class B                                      119,367
     23,157 Coca-Cola Enterprises Inc                                    511,307
     27,911 ConAgra Foods Inc                                            771,739
                                                                      $1,402,413

GOLD, METALS & MINING --- 1.8%
     16,696 Alcan Inc                                                    626,434
     43,952 Alcoa Inc                                                  1,457,009
      4,197 Allegheny Technologies Inc                                    66,522
     28,080 Barrick Gold Corp                                            533,239
      9,489 Inco Ltd*                                                    215,116
     20,314 Newmont Mining Corp                                          534,868
      4,035 Nucor Corp                                                   262,436
      4,646 Phelps Dodge Corp                                            191,415
     17,142 Placer Dome Inc                                              192,162
      5,263 United States Steel Corp                                     104,681
      4,441 Worthington Industries Inc                                    80,382
                                                                      $4,264,264

HEALTH CARE RELATED --- 1.2%
      7,532 Aetna Inc                                                    361,310
      5,400 AmericsourceBergen Corp                                      410,400
      7,309 CIGNA Corp                                                   712,043
      9,900 Chiron Corp*                                                 349,965
     20,464 HealthSouth Corp*                                            261,735
      8,810 Humana Inc*                                                  137,700
      5,173 Manor Care Inc*                                              118,979
      7,508 Wellpoint Health Networks Inc*                               584,197
                                                                      $2,936,329

HOMEBUILDING --- 0.2%
      3,142 Centex Corp                                                  181,576
      2,671 KB HOME                                                      137,583
      3,122 Pulte Homes Inc                                              179,453
                                                                        $498,612

HOTELS/MOTELS --- 0.8%
     30,405 Carnival Corp                                                841,914
     19,212 Hilton Hotels Corp                                           267,047
     12,600 Marriott International Inc Class A                           479,430
     10,377 Starwood Hotels & Resorts                      Worldwide Inc
341,300
                                                                      $1,929,691

HOUSEHOLD GOODS --- 0.4%
      3,415 American Greetings Corp Class A                               56,894
      7,800 Fortune Brands Inc                                           436,332
     10,219 Leggett & Platt Inc                                          239,125
      3,051 Snap-on Inc                                                   91,438
      3,517 Whirlpool Corp                                               229,871
                                                                      $1,053,660

INSURANCE RELATED --- 8.5%
     13,627 ACE Ltd                                                      430,613
     26,876 AFLAC Inc                                                    860,032
     36,855 Allstate Corp                                              1,362,898
      5,455 Ambac Financial Group Inc                                    367,667
    135,610 American International Group Inc                           9,252,670
     14,072 Aon Corp                                                     414,843
      8,854 Chubb Corp                                                   626,863
      8,415 Cincinnati Financial Corp                                    391,550
     18,000 Conseco Inc*                                                  36,000
     12,858 Hartford Financial Services Group Inc                        764,665
      7,750 Jefferson-Pilot Corp                                         365,955
     15,270 John Hancock Financial Services Inc                          537,504
      9,666 Lincoln National Corp                                        405,972
      9,780 Loews Corp                                                   525,186
      7,705 MBIA Inc                                                     435,564
      5,446 MGIC Investment Corp                                         369,239
     36,593 MetLife Inc                                                1,053,878
     11,376 Progressive Corp                                             658,102
      6,671 SAFECO Corp                                                  206,067
     10,796 St Paul Cos Inc                                              420,180
      6,330 Torchmark Corp                                               241,806
     12,642 UnumProvident Corp                                           321,739
      7,074 XL Capital Ltd Class A                                       599,168
                                                                     $20,648,161

LEISURE & ENTERTAINMENT --- 4.2%
    231,080 AOL Time Warner Inc*                                       3,399,187
      4,682 Brunswick Corp                                               131,096
      5,903 Harrah's Entertainment Inc*                                  261,798
      8,972 Hasbro Inc                                                   121,660
      4,700 International Game Technology*                               266,490
     91,788 Viacom Inc Class B*                                        4,072,634
    105,956 Walt Disney Co                                             2,002,568
                                                                     $10,255,433

MACHINERY --- 0.8%
     17,854 Caterpillar Inc                                              873,953
      2,169 Cummins Engine Co Inc                                         71,794
     12,317 Deere & Co                                                   589,984
      3,152 Navistar International Corp                                  100,864
      5,996 PACCAR Inc                                                   266,162
                                                                      $1,902,757

MANUFACTURING --- 1.2%
     10,574 Dover Corp                                                   370,090
      3,669 Eaton Corp                                                   266,920
      4,702 ITT Industries Inc                                           331,961
     15,904 Illinois Tool Works Inc                                    1,096,104
      8,799 Ingersoll-Rand Co                                            401,762
      6,357 Pall Corp                                                    131,908
      6,073 Parker-Hannifin Corp                                         290,229
                                                                      $2,888,974

MEDICAL PRODUCTS --- 0.2%
     11,000 Applera Corp Applied                        Biosystems Group
214,390
      2,778 Bausch & Lomb Inc                                             94,035
      2,700 CR Bard Inc                                                  152,766
                                                                        $461,191

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
     37,394 Xerox Corp*                                                  260,636
                                                                        $260,636

OIL & GAS --- 14.6%
      4,583 Amerada Hess Corp                                            378,098
     12,841 Anadarko Petroleum Corp                                      633,061
      7,429 Apache Corp                                                  427,019
      3,629 Ashland Inc                                                  146,975
     17,556 Baker Hughes Inc                                             584,439
     10,405 Burlington Resources Inc                                     395,390
     55,360 ChevronTexaco Corp                                         4,899,360
     32,492 Conoco Inc Class B                                           903,278
      8,152 Devon Energy Corp                                            401,731
      6,023 EOG Resources Inc                                            239,113
    352,014 Exxon Mobil Corp                                          14,404,462
     22,600 Halliburton Co                                               360,244
      5,182 Kerr-McGee Corp                                              277,496
     16,100 Marathon Oil Corp                                            436,632
      7,514 Nabors Industries Inc*                                       265,244
      6,985 Noble Corp*                                                  269,621
     19,412 Occidental Petroleum Corp                                    582,166
     19,881 Phillips Petroleum Co                                      1,170,593
      4,917 Rowan Cos Inc                                                105,470
    110,285 Royal Dutch Petroleum Co NY Shrs                           6,095,452
     29,956 Schlumberger Ltd                                           1,392,954
      3,940 Sunoco Inc                                                   140,382
     16,612 Transocean Sedco Forex Inc                                   517,464
     12,672 Unocal Corp                                                  468,104
                                                                     $35,494,748

PAPER & FOREST PRODUCTS --- 1.1%
      3,021 Boise Cascade Corp                                           104,315
     11,945 Georgia-Pacific Group                                        293,608
     25,105 International Paper Co                                     1,094,076
      5,474 Louisiana-Pacific Corp                                        57,915
     10,389 MeadWestvaco Corp                                            348,655
     11,344 Weyerhaeuser Co                                              724,314
                                                                      $2,622,883

PERSONAL LOANS --- 0.9%
     11,400 Capital One Financial Corp                                   695,970
      6,383 Countrywide Credit Industries Inc                            307,980
     23,660 Household International Inc                                1,175,902
     15,000 Providian Financial Corp                                      88,200
                                                                      $2,268,052

PHARMACEUTICALS --- 0.2%
     12,900 King Pharmaceuticals Inc*                                    287,025
      5,563 Watson Pharmaceuticals Inc*                                  140,577
                                                                        $427,602

PHOTOGRAPHY/IMAGING --- 0.2%
     15,103 Eastman Kodak Co                                             440,555
                                                                        $440,555

POLLUTION CONTROL --- 0.4%
     10,200 Allied Waste Industries Inc*                                  99,042
     32,041 Waste Management Inc                                         834,668
                                                                        $933,710

PRINTING & PUBLISHING --- 0.9%
     13,847 Gannett Co Inc                                             1,050,987
      4,352 Knight-Ridder Inc                                            273,958
      5,917 RR Donnelley & Sons Co                                       163,013
     15,645 Tribune Co                                                   680,558
                                                                      $2,168,516

RAILROADS --- 0.9%
     19,895 Burlington Northern Santa Fe Corp                            596,850
     11,031 CSX Corp                                                     383,989
     20,133 Norfolk Southern Corp                                        470,710
     13,062 Union Pacific Corp                                           826,563
                                                                      $2,278,112

REAL ESTATE --- 0.7%
     21,599 Equity Office Properties Trust REIT                          650,130
     14,302 Equity Residential REIT                                      411,183
      9,600 Plum Creek Timber Company Inc REIT                           293,760
      9,137 Simon Property Group Inc REIT                                336,698
                                                                      $1,691,771

RESTAURANTS --- 0.1%
      5,971 Wendy's International Inc                                    237,825
                                                                        $237,825

RETAIL --- 2.6%
     21,145 Albertson's Inc                                              644,077
      6,049 Big Lots Inc                                                 119,044
     20,300 CVS Corp                                                     621,180
     10,876 Circuit City Stores Inc-Circuit City Group                   203,925
     23,568 Costco Wholesale Corp*                                       910,196
      4,412 Dillard's Inc Class A                                        115,991
     10,411 Federated Department Stores Inc*                             413,317
     13,846 JC Penney Co Inc                                             304,889
     14,881 May Department Stores Co                                     490,031
      6,965 Nordstrom Inc                                                157,757
     15,991 Office Depot Inc*                                            268,649
     25,056 Safeway Inc*                                                 731,385
     16,397 Sears Roebuck & Co                                           890,357
      7,954 Sherwin-Williams Co                                          238,063
     10,900 Toys R Us Inc*                                               190,423
      7,300 Winn-Dixie Stores Inc                                        113,807
                                                                      $6,413,091

SHOES --- 0.3%
     13,981 NIKE Inc Class B                                             750,081
      3,101 Reebok International Ltd*                                     91,480
                                                                        $841,561

SPECIALIZED SERVICES --- 0.5%
     54,136 Cendant Corp*                                                859,680
      9,000 Convergys Corp*                                              175,320
      5,800 TMP Worldwide Inc*                                           124,700
                                                                      $1,159,700

TELEPHONE & TELECOMMUNICATIONS --- 9.0%
     41,172 ADC Telecommunications Inc*                                   94,284
     16,092 ALLTEL Corp                                                  756,324
    197,133 AT&T Corp                                                  2,109,323
    140,509 AT&T Wireless Services Inc*                                  821,978
      5,078 Andrew Corp*                                                  72,768
     97,269 BellSouth Corp                                             3,063,974
     22,906 CIENA Corp*                                                   95,976
      7,335 CenturyTel Inc                                               216,383
     14,598 Citizens Communications Co                                   122,039
      9,700 Comverse Technology Inc*                                      89,822
     49,280 Corning Inc*                                                 174,944
     70,617 JDS Uniphase Corp*                                           188,547
    177,855 Lucent Technologies Inc*                                     295,239
    117,845 Motorola Inc                                               1,699,325
     87,075 Qwest Communications                       International Inc*
243,810
    173,400 SBC Communications Inc                                     5,288,700
      8,100 Scientific-Atlanta Inc                                       133,245
     46,248 Sprint Corp                                                  490,691
     21,300 Tellabs Inc*                                                 132,060
    141,308 Verizon Communications                                     5,673,516
                                                                     $21,762,948

TEXTILES --- 0.3%
      6,692 Jones Apparel Group Inc*                                     250,950
      5,514 Liz Claiborne Inc                                            175,345
      5,761 VF Corp                                                      225,889
                                                                        $652,184

UTILITIES --- 0.8%
     18,729 Dynegy Inc Class A                                           134,849
     30,005 El Paso Corp                                                 618,403
      7,296 KeySpan Corp                                                 274,694
      6,321 Kinder Morgan Inc                                            240,324
      2,342 NICOR Inc                                                    107,147
     10,784 NiSource Inc                                                 235,415
      1,795 Peoples Energy Corp                                           65,679
     10,648 Sempra Energy                                                235,640
                                                                      $1,912,151

TOTAL COMMON STOCK --- 97.8%                                        $237,622,733
(Cost $290,945,274)

SHORT-TERM INVESTMENTS

AGENCY --- 2.1%
  5,204,000 Freddie Mac                                                5,203,451
                                                                      $5,203,451

U.S. GOVERNMENTS --- 0.1%
    200,000 United States of America (1)                                 199,189
                                                                        $199,189

TOTAL SHORT-TERM INVESTMENTS --- 2.2%                                 $5,402,640
(Cost $5,402,640)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $243,025,373
(Cost $296,347,914)

                            MAXIM SERIES FUND, INC.
  Financial Statements and Financial Highlights for the Six Months Ended June
                 30, 2002 and the Year Ended December 31, 2001

       Aggressive Profile I, Conservative Profile I, Moderate Profile I,
      Moderately Aggressive Profile I and Moderately Conservative Profile
                                  I Portfolios
MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        MODERATELY    MODERATELY
                                                      AGGRESSIVE    CONSERVATIVE         MODERATE      AGGRESSIVE    CONSERVATIVE
                                                      PROFILE I        PROFILE I        PROFILE I       PROFILE I      PROFILE I
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                    ---------------   -------------    -------------  -------------- --------------
                                                    ---------------   -------------    -------------  -------------- --------------
ASSETS:
    Investments in securities, market value  (1)  $     36,941,376  $   26,801,353   $   58,362,409 $    79,409,056   $ 20,677,807
    Dividends and interest receivable                                       11,650           18,170          17,882          8,177
                                                    ---------------   -------------    -------------  -------------- --------------
                                                    ---------------   -------------    -------------  -------------- --------------

    Total assets                                        36,941,376      26,813,003       58,380,579      79,426,938     20,685,984
                                                    ---------------   -------------    -------------  -------------- --------------
                                                    ---------------   -------------    -------------  -------------- --------------

LIABILITIES:
    Due to investment adviser                                2,009           1,471            3,184           7,019          1,131
                                                    ---------------   -------------    -------------  -------------- --------------
                                                    ---------------   -------------    -------------  -------------- --------------

NET ASSETS                                        $     36,939,367  $   26,811,532   $   58,377,395 $    79,419,919    $ 20,684,853
                                                    ===============   =============    =============  ============== ==============
                                                    ===============   =============    =============  ============== ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                 $      4,103,056  $    2,862,562   $    6,345,742 $     8,524,571   $  2,263,293
    Additional paid-in capital                          39,135,499      25,866,564       58,633,354      81,734,019     20,617,005
    Net unrealized depreciation on investments          (1,985,803)       (757,858)      (2,435,828)     (3,596,914)      (850,472)
    Undistributed net investment income (loss)             (16,925)          1,214            1,685           1,364            834
    Accumulated net realized loss on investments        (4,296,460)     (1,160,950)      (4,167,558)     (7,243,121)    (1,345,807)
                                                    ---------------   -------------    -------------  -------------- --------------
                                                    ---------------   -------------    -------------  -------------- --------------

NET ASSETS                                        $     36,939,367  $   26,811,532   $   58,377,395 $    79,419,919   $ 20,684,853
                                                    ===============   =============    =============  ============== ==============
                                                    ===============   =============    =============  ============== ==============

NET ASSET VALUE PER OUTSTANDING SHARE             $         0.9003  $       0.9366   $       0.9199 $        0.9317   $     0.9139
                                                    ===============   =============    =============  ============== ==============
                                                    ===============   =============    =============  ============== ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                         100,000,000     100,000,000      100,000,000     130,000,000    100,000,000
    Outstanding                                         41,030,562      28,625,623       63,457,420      85,245,707     22,632,929

(1)  Cost of investments in securities:           $     38,927,179  $   27,559,211   $   60,798,237 $    83,005,970   $ 21,528,279

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         MODERATELY    MODERATELY
                                                       AGGRESSIVE      CONSERVATIVE      MODERATE       AGGRESSIVE    CONSERVATIVE
                                                        PROFILE I       PROFILE I       PROFILE I       PROFILE I       PROFILE I
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      --------------  --------------   -------------   -------------  --------------
                                                      --------------  --------------   -------------   -------------  --------------
INVESTMENT INCOME:
Income distributions received                       $        27,844 $       441,378  $      528,611  $      472,392    $    253,030
                                                      --------------  --------------   -------------   -------------  --------------
                                                      --------------  --------------   -------------   -------------  --------------

EXPENSES:
Management fees                                              44,769          31,602          67,823          93,177          24,425
                                                      --------------  --------------   -------------   -------------  --------------
                                                      --------------  --------------   -------------   -------------  --------------

NET INVESTMENT INCOME (LOSS)                                (16,925)        409,776         460,788         379,215         228,605
                                                      --------------  --------------   -------------   -------------  --------------
                                                      --------------  --------------   -------------   -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                           (898,949)       (496,830)     (1,133,610)     (1,765,927)       (376,820)
Change in net unrealized depreciation on investments     (1,128,094)       (335,982)     (1,091,308)     (1,804,699)       (363,308)
                                                      --------------  --------------   -------------   -------------  --------------
                                                      --------------  --------------   -------------   -------------  --------------

Net realized and unrealized loss on investments          (2,027,043)       (832,812)     (2,224,918)     (3,570,626)       (740,128)
                                                      --------------  --------------   -------------   -------------  --------------
                                                      --------------  --------------   -------------   -------------  --------------

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $    (2,043,968)$      (423,036) $   (1,764,130) $   (3,191,411)   $   (511,523)
                                                      ==============  ==============   =============   =============  ==============
                                                      ==============  ==============   =============   =============  ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    AGGRESSIVE PROFILE I     CONSERVATIVE PROFILE I       MODERATE PROFILE I
                                                        PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                                    --------------------------------------------------------------------------------
                                                    -------------------------   ------------------------   -------------------------
                                                       2002          2001          2002         2001          2002         2001
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    -------------------------   ------------------------   -------------------------
                                                      UNAUDITED                  UNAUDITED                  UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                  $     (16,925)$    415,034  $    409,776 $    880,425  $    460,788 $   1,403,491
    Net realized loss on investments                   (898,949)  (3,519,524)     (496,830)    (533,181)   (1,133,610)   (3,852,457)
    Net capital gain distributions received                   0      881,852             0      294,687             0       997,722
    Change in net unrealized depreciation on         (1,128,094)     773,026      (335,982)     (75,978)   (1,091,308)      549,445
       investments
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

    Net increase (decrease) in net assets            (2,043,968)  (1,449,612)     (423,036)     565,953    (1,764,130)     (901,799)
       resulting from operations
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

DISTRIBUTIONS:
    From net investment income                                0   (1,498,315)     (408,562)  (1,051,618)     (459,103)   (2,174,004)
    From net realized gains                                   0     (894,339)            0     (447,789)            0      (601,078)
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

    Total distributions                                       0   (2,392,654)     (408,562)  (1,499,407)     (459,103)   (2,775,082)
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                 7,251,616   11,281,028     8,224,880    4,930,746    11,607,902    16,935,882
    Reinvestment of distributions                             0    2,392,654       408,562    1,499,407       459,103     2,775,082
    Redemptions of shares                            (2,041,312)  (3,189,068)   (1,339,155)  (2,568,913)   (2,195,158)   (3,113,568)
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

    Net increase in net assets resulting              5,210,304   10,484,614     7,294,287    3,861,240     9,871,847    16,597,396
       from share transacttions
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

    Total increase in net assets                      3,166,336    6,642,348     6,462,689    2,927,786     7,648,614    12,920,515

NET ASSETS:
    Beginning of period                              33,773,031   27,130,683    20,348,843   17,421,057    50,728,781    37,808,266
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

    End of period  (1)                            $  36,939,367 $ 33,773,031  $ 26,811,532 $ 20,348,843  $ 58,377,395 $  50,728,781
                                                    ============  ===========   ===========  ===========   ===========  ============
                                                    ============  ===========   ===========  ===========   ===========  ============

OTHER INFORMATION:

SHARES:
    Sold                                              7,565,999   11,298,404     8,478,983    4,901,436    12,071,856    17,139,075
    Issued in reinvestment of distributions                   0    2,685,236       436,395    1,525,763       502,081     2,919,737
    Redeemed                                         (2,148,535)  (3,197,720)   (1,383,770)  (2,544,980)   (2,290,806)   (3,182,248)
                                                    ------------  -----------   -----------  -----------   -----------  ------------
                                                    ------------  -----------   -----------  -----------   -----------  ------------

    Net increase                                      5,417,464   10,785,920     7,531,608    3,882,219    10,283,131    16,876,564
                                                    ============  ===========   ===========  ===========   ===========  ============
                                                    ============  ===========   ===========  ===========   ===========  ============

(1)  Including undistributed net investment       $     (16,925)$          0  $      1,214 $          0  $      1,685 $           0
     income (loss)

                                                                                                                         (Continued)
See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                     MODERATELY AGGRESSIVE               MODERATELY CONSERVATIVE
                                                                      PROFILE I PORTFOLIO                  PROFILE I PORTFOLIO
                                                                 -------------------------------------------------------------------
                                                                 ------------------------------       ------------------------------
                                                                    2002              2001                2002             2001
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------------------------       ------------------------------
                                                                     UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                      $     379,215     $   1,435,897      $      228,605    $     624,136
    Net realized loss on investments                              (1,765,927)       (6,887,232)           (376,820)      (1,166,525)
    Net capital gain distributions received                                0         1,552,438                   0          340,886
    Change in net unrealized depreciation on investments          (1,804,699)        1,583,649            (363,308)         115,124
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

    Net decrease in net assets resulting from operations          (3,191,411)       (2,315,248)           (511,523)         (86,379)
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

DISTRIBUTIONS:
    From net investment income                                      (377,851)       (2,882,536)           (227,771)        (855,930)
    From net realized gains                                                0          (755,269)                  0         (227,479)
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

    Total distributions                                             (377,851)       (3,637,805)           (227,771)      (1,083,409)
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                             16,337,635        23,795,599           3,448,316        4,831,616
    Reinvestment of distributions                                    377,851         3,637,805             227,771        1,083,409
    Redemptions of shares                                         (3,014,483)       (5,070,262)         (1,040,355)      (2,088,469)
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

    Net increase in net assets resulting from share               13,701,003        22,363,142           2,635,732        3,826,556
       transactions
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

    Total increase in net assets                                  10,131,741        16,410,089           1,896,438        2,656,768

NET ASSETS:
    Beginning of period                                           69,288,178        52,878,089          18,788,415       16,131,647
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

    End of period  (1)                                         $  79,419,919     $  69,288,178      $   20,684,853    $  18,788,415
                                                                 ============      ============       =============     ============
                                                                 ============      ============       =============     ============
                                                                           0                                     0
OTHER INFORMATION:

SHARES:
    Sold                                                          16,682,833        23,548,247           3,630,064        4,922,625
    Issued in reinvestment of distributions                          408,957         3,813,020             250,190        1,134,993
    Redeemed                                                      (3,089,034)       (5,039,845)         (1,093,729)      (2,129,454)
                                                                 ------------      ------------       -------------     ------------
                                                                 ------------      ------------       -------------     ------------

    Net increase                                                  14,002,756        22,321,422           2,786,525        3,928,164
                                                                 ============      ============       =============     ============
                                                                 ============      ============       =============     ============

(1)  Including undistributed net investment income             $       1,364     $           0      $          834    $           0

                                                                                                                         (Concluded)
See notes to financial statements.

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                        Six Months Ended                 Period Ended December 31,
                                        June 30, 2002  2001       2000       1999       1998        1997
                                        ------------ ---------   ---------  ---------  ----------  ---------
                                        ------------ ---------   ---------  ---------  ----------  ---------
                                             UNAUDITED                                              (A)
Net Asset Value, Beginning of Period  $   0.9483  $   1.0928  $   1.2338 $   1.0794 $    0.9505 $   1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income (loss)             (0.0004)     0.0037      0.0576     0.0036      0.0060     0.0047
Capital gain distributions received       0.0000      0.0248      0.0271     0.0969      0.0286     0.0712
                                        ---------   ---------   ---------  ---------  ----------  ---------
                                        ---------   ---------   ---------  ---------  ----------  ---------

Total distributions received             (0.0004)     0.0285      0.0847     0.1005      0.0346     0.0759

Net realized and unrealized gain (loss)  (0.0476)    (0.0978)    (0.1662)    0.1346      0.1061    (0.0432)
   on investments
                                        ---------   ---------   ---------  ---------  ----------  ---------
                                        ---------   ---------   ---------  ---------  ----------  ---------

Total Income (Loss) From Investment      (0.0480)    (0.0693)    (0.0815)    0.2351      0.1407     0.0327
   Operations
                                        ---------   ---------   ---------  ---------  ----------  ---------
                                        ---------   ---------   ---------  ---------  ----------  ---------

Less Distributions

From net investment income                0.0000     (0.0460)    (0.0274)   (0.0011)    (0.0111)   (0.0127)
From net realized gains                   0.0000     (0.0292)    (0.0321)   (0.0796)    (0.0007)   (0.0695)
                                        ---------   ---------   ---------  ---------  ----------  ---------
                                        ---------   ---------   ---------  ---------  ----------  ---------

Total Distributions                       0.0000     (0.0752)    (0.0595)   (0.0807)    (0.0118)   (0.0822)
                                        ---------   ---------   ---------  ---------  ----------  ---------
                                        ---------   ---------   ---------  ---------  ----------  ---------

Net Asset Value, End of Period        $   0.9003  $   0.9483  $   1.0928 $   1.2338 $    1.0794 $   0.9505
                                        =========   =========   =========  =========  ==========  =========
                                        =========   =========   =========  =========  ==========  =========
                                               -

Total Return                              (5.07%)o    (5.75%)     (6.82%)    21.83%      14.84%      3.31% o

Net Assets, End of Period             $ 36,939,367 $33,773,03 $ 27,130,68 $19,006,97 $7,608,452  $ 697,434

Ratio of Expenses to Average Net Assets (5)0.25% *     0.25%       0.25%      0.25%       0.25%      0.25% *

Ratio of Net Investment Income (Loss) to
Average Net Assets                        (0.10%)*     1.40%       0.17%      0.09%       0.97%      2.38% *

Portfolio Turnover Rate                   43.20% o    96.98%      91.73%     77.51%      94.75%     59.90% o


The per share information was computed based on average shares.


o Based on operations for the period shown and, accordingly, are not representative of a full year.

(5) Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 9, 1997.
                                                                                                  (Continued)

MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                         Six Months Ended        Period Ended December 31,
                                                    ------------------------------------------------------
                                                    ------------------------------------------------------
                                         June 30, 2002  2001        2000       1999       1998       1997
                                         ------------- -------   ---------  ---------  ---------  ---------
                                         ------------- -------   ---------  ---------  ---------  ---------
                                              UNAUDITED                                            (A)

Net Asset Value, Beginning of Period   $  0.9647  $   1.0122  $   1.0114 $   1.0301 $   1.0088 $   1.0000

Income from Investment Operations
                                                                                                   0.0000
Net investment income                     0.0145      0.0425      0.0711     0.0428     0.0412     0.0145
Capital gain distributions received       0.0000      0.0140      0.0191     0.0236     0.0149     0.0121
                                         --------   ---------   ---------  ---------  ---------  ---------
                                         --------   ---------   ---------  ---------  ---------  ---------

Total distributions received              0.0145      0.0565      0.0902     0.0664     0.0561     0.0266

Net realized and unrealized gain (loss)  (0.0281)    (0.0278)    (0.0319)   (0.0169)    0.0266     0.0094
   on investments
                                         --------   ---------   ---------  ---------  ---------  ---------
                                         --------   ---------   ---------  ---------  ---------  ---------

Total Income (Loss) From Investment      (0.0136)     0.0287      0.0583     0.0495     0.0827     0.0360
   Operations
                                         --------   ---------   ---------  ---------  ---------  ---------
                                         --------   ---------   ---------  ---------  ---------  ---------

Less Distributions

From net investment income               (0.0145)    (0.0606)    (0.0531)   (0.0406)   (0.0613)   (0.0159)
From net realized gains                   0.0000     (0.0156)    (0.0044)   (0.0276)   (0.0001)   (0.0113)
                                         --------   ---------   ---------  ---------  ---------  ---------
                                         --------   ---------   ---------  ---------  ---------  ---------

Total Distributions                      (0.0145)    (0.0762)    (0.0575)   (0.0682)   (0.0614)   (0.0272)
                                         --------   ---------   ---------  ---------  ---------  ---------
                                         --------   ---------   ---------  ---------  ---------  ---------

Net Asset Value, End of Period         $  0.9366  $   0.9647  $   1.0122 $   1.0114 $   1.0301 $   1.0088
                                         ========   =========   =========  =========  =========  =========
                                         ========   =========   =========  =========  =========  =========
                                               -

Total Return                              (1.40%)o     2.91%       5.86%      4.86%      8.25%      3.60% o

Net Assets, End of Period              $ 26,811,53$ 20,348,84$  17,421,05$ 17,142,45$ 15,519,56$  268,416

Ratio of Expenses to Average Net Assets 5  0.25% *     0.25%       0.25%      0.25%      0.25%      0.25% *

Ratio of Net Investment Income to
Average Net Assets                         3.24% *     4.58%       4.69%      3.94%      4.81%      8.83% *

Portfolio Turnover Rate                   60.54% o    84.75%      63.09%     80.14%     99.16%     25.56% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 9, 1997.
                                                                                                 (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                         Six Months Ended     Period Ended December 31,
                                                    ------------------------------------------------------
                                                    ------------------------------------------------------
                                         June 30, 2002  2001       2000       1999        1998       1997
                                         ------------- -------  ---------- ----------  ---------  ---------
                                         ------------- -------  ---------- ----------  ---------  ---------
                                              UNAUDITED                                            (A)

Net Asset Value, Beginning of Period   $   0.9540 $   1.0416 $    1.1251     1.0503 $   0.9661 $   1.0000

Income from Investment Operations
                                                                                                   0.0000
Net investment income                      0.0073     0.0169      0.0570     0.0226     0.0171     0.0090
Capital gain distributions received        0.0000     0.0188      0.0311     0.0706     0.0159     0.0477
                                         ---------  ---------  ---------- ----------  ---------  ---------
                                         ---------  ---------  ---------- ----------  ---------  ---------

Total distributions received               0.0073     0.0357      0.0881     0.0932     0.0330     0.0567

Net realized and unrealized gain (loss)   (0.0341)   (0.0657)    (0.1029)    0.0780     0.0769    (0.0308)
   on investments
                                         ---------  ---------  ---------- ----------  ---------  ---------
                                         ---------  ---------  ---------- ----------  ---------  ---------

Total Income (Loss) From Investment       (0.0268)   (0.0300)    (0.0148)    0.1712     0.1099     0.0259
   Operations
                                         ---------  ---------  ---------- ----------  ---------  ---------
                                         ---------  ---------  ---------- ----------  ---------  ---------

Less Distributions

From net investment income                (0.0073)   (0.0447)    (0.0443)   (0.0182)   (0.0257)   (0.0144)
From net realized gains                    0.0000    (0.0129)    (0.0244)   (0.0782)    0.0000    (0.0454)
                                         ---------  ---------  ---------- ----------  ---------  ---------
                                         ---------  ---------  ---------- ----------  ---------  ---------

Total Distributions                       (0.0073)   (0.0576)    (0.0687)   (0.0964)   (0.0257)   (0.0598)
                                         ---------  ---------  ---------- ----------  ---------  ---------
                                         ---------  ---------  ---------- ----------  ---------  ---------

Net Asset Value, End of Period         $   0.9199 $   0.9540 $    1.0416     1.1251 $   1.0503 $   0.9661
                                         =========  =========  ========== ==========  =========  =========
                                         =========  =========  ========== ==========  =========  =========
                                                -

Total Return                               (2.80%)o   (2.74%)     (1.38%)    16.43%     11.41%      2.60% o

Net Assets, End of Period              $ 58,377,39$ 50,728,78$ 37,808,266 27,960,665$ 12,600,89$ 1,044,081

Ratio of Expenses to Average Net Assets 5   0.25% *    0.25%       0.25%      0.25%      0.25%      0.25% *

Ratio of Net Investment Income to
Average Net Assets                          1.70% *    3.22%       2.32%      1.91%      2.27%      5.51% *

Portfolio Turnover Rate                    54.71% o   93.99%      76.55%    105.60%    114.39%     31.39% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 9, 1997.
                                                                                                 (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                         Six Months Ended     Period Ended December 31,
                                                    -------------------------------------------------------
                                                    -------------------------------------------------------
                                         June 30, 2002  2001        2000       1999       1998        1997
                                         ------------- --------  ---------  ---------- ----------  ---------
                                         ------------- --------  ---------  ---------- ----------  ---------
                                              UNAUDITED                                             (A)

Net Asset Value, Beginning of Period   $   0.9726 $    1.0809 $   1.2182 $    1.0668     0.9676 $   1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income                      0.0045      0.0014     0.0555      0.0142     0.0136     0.0075
Capital gain distributions received        0.0000      0.0218     0.0330      0.0768     0.0284     0.0568
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Total distributions received               0.0045      0.0232     0.0885      0.0910     0.0420     0.0643

Net realized and unrealized gain (loss)   (0.0409)    (0.0754)   (0.1391)     0.1430     0.0790    (0.0279)
   on investments
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Total Income (Loss) From Investment       (0.0364)    (0.0522)   (0.0506)     0.2340     0.1210     0.0364
   Operations
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Less Distributions

From net investment income                (0.0045)    (0.0440)   (0.0350)    (0.0099)   (0.0217)   (0.0141)
From net realized gains                    0.0000     (0.0121)   (0.0517)    (0.0727)   (0.0001)   (0.0547)
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Total Distributions                       (0.0045)    (0.0561)   (0.0867)    (0.0826)   (0.0218)   (0.0688)
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Net Asset Value, End of Period         $   0.9317 $    0.9726 $   1.0809 $    1.2182     1.0668 $   0.9676
                                         =========  ==========  =========  ========== ==========  =========
                                         =========  ==========  =========  ========== ==========  =========
                                                -

Total Return                               (3.74%)o    (4.64%)    (4.34%)     22.05%     12.54%      3.66% o

Net Assets, End of Period              $ 79,419,91$ 69,288,178$ 52,878,08$ 36,469,448 15,066,086$ 1,630,969

Ratio of Expenses to Average Net Assets (5) 0.25% *     0.25%      0.25%       0.25%      0.25%      0.25% *

Ratio of Net Investment Income to
Average Net Assets                          1.02% *     2.39%      1.25%       0.96%      1.80%      4.19% *

Portfolio Turnover Rate                    51.93% o    96.23%     74.26%     101.16%    123.12%     41.30% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

(5) Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 9, 1997.

                                                                                                  (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002, the years ended December 31, 2001, 2000, 1999, 1998, and the period ended December 31, 1997 are as follows:

                                         Six Months Ended     Period Ended December 31,
                                                    -------------------------------------------------------
                                                    -------------------------------------------------------
                                         June 30, 2002  2001        2000       1999       1998        1997
                                         ------------- --------  ---------  ---------- ----------  ---------
                                         ------------- --------  ---------  ---------- ----------  ---------
                                              UNAUDITED                                             (A)

Net Asset Value, Beginning of Period   $   0.9467 $    1.0134 $   1.0598 $    1.0470     0.9909 $   1.0000

Income from Investment Operations
                                                                                                    0.0000
Net investment income                      0.0102      0.0263     0.0546      0.0309     0.0266     0.0132
Capital gain distributions received        0.0000      0.0172     0.0413      0.0450     0.0121     0.0182
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Total distributions received               0.0102      0.0435     0.0959      0.0759     0.0387     0.0314

Net realized and unrealized gain (loss)   (0.0328)    (0.0510)   (0.0973)     0.0104     0.0576    (0.0085)
   on investments
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Total Income (Loss) From Investment       (0.0226)    (0.0075)   (0.0014)     0.0863     0.0963     0.0229
   Operations
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Less Distributions

From net investment income                (0.0102)    (0.0465)   (0.0403)    (0.0271)   (0.0398)   (0.0151)
From net realized gains                    0.0000     (0.0127)   (0.0047)    (0.0464)   (0.0004)   (0.0169)
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Total Distributions                       (0.0102)    (0.0592)   (0.0450)    (0.0735)   (0.0402)   (0.0320)
                                         ---------  ----------  ---------  ---------- ----------  ---------
                                         ---------  ----------  ---------  ---------- ----------  ---------

Net Asset Value, End of Period         $   0.9139 $    0.9467 $   1.0134 $    1.0598     1.0470 $   0.9909
                                         =========  ==========  =========  ========== ==========  =========
                                         =========  ==========  =========  ========== ==========  =========
                                                -

Total Return                               (2.38%)o    (0.66%)    (0.12%)      8.34%      9.75%      2.29% o

Net Assets, End of Period              $ 20,684,85$ 18,788,415$ 16,131,64$ 13,672,483 9,586,577 $  534,975

Ratio of Expenses to Average Net Assets 5   0.25% *     0.25%      0.25%       0.25%      0.25%      0.25% *

Ratio of Net Investment Income to
Average Net Assets                          2.34% *     3.62%      3.19%       2.70%      3.41%      6.02% *

Portfolio Turnover Rate                    59.98% o    95.19%     80.88%     116.96%    112.09%     32.97% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 9, 1997.
                                                                                                  (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I and Moderately Conservative Profile I Portfolios (Collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile I; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile I; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile I; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile I; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile I. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life &
      Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are carried at fair value (i.e., net asset value).

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Aggressive Profile I Portfolio had available for federal income tax purposes unused capital loss carryover of $1,494,977, the Moderate Profile I Portfolio had available for federal income tax purposes unused capital loss carryover of $953,657, the Moderately Aggressive Profile I
      Portfolio had available for federal income tax purposes unused capital loss carryover of $1,963,559 and the Moderately Conservative Profile I Portfolio had available for federal income tax purposes unused capital loss carryover of $390,478, which all expire in 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. GW Capital Management, LLC also serves as investment adviser for the Maxim Series Portfolios and Orchard Series Funds listed below as underlying investments. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses at June 30, 2002 for each of the underlying investments, as a percentage of average daily net assets of each of the underlying funds, were as follows:

     AIM Small-Cap Growth A                                                               1.31%
     Artisan International                                                                1.22%
     Fidelity Adviser MidCap T                                                            1.28%
     Fidelity VIP Growth                                                                  0.68%
     Lord Abbett Bond Debenture A                                                         1.00%
     Maxim Ariel MidCap Value                                                             1.08%
     Maxim Ariel Small-Cap Value                                                          1.06%
     Maxim Global Bond                                                                    1.30%
     Maxim INVESCO ADR                                                                    1.11%
     Maxim Loomis Sayles Small-Cap Value                                                  1.06%
     Maxim Short Duration Bond                                                            0.60%
     Maxim T. Rowe Price Equity/Income                                                    0.86%
     Maxim T. Rowe Price MidCap Growth                                                    1.05%
     Maxim Templeton(R)International Equity                                               1.19%
     Maxim U.S. Government Mortgage Securities                                            0.60%
     Oppenheimer Capital Appreciation                                                     1.03%
     PIMCO Total Return                                                                   0.68%


      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002 were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------
     Aggressive Profile
        I Portfolio        $    38,803,520  $     589,947     $   (2,452,091)  $    (1,862,144)

     Conservative
        Profile I               27,531,417        147,361           (877,425)         (730,064)
        Portfolio
     Moderate Profile I
        Portfolio               60,582,553        509,544         (2,729,688)       (2,220,144)

     Moderately
        Aggressive
        Profile I               82,808,936        871,115         (4,270,995)       (3,399,880)
        Portfolio
     Moderately
        Conservative
        Profile I               21,385,423        151,317          (858,933)          (707,616)
        Portfolio

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Six Months Ended June 30, 2002 and the Year Ended December 31, 2001

Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
-----------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940
      Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios (Collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile II; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile II Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are carried at fair value (i.e., net asset value).

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Aggressive Profile II Portfolio had available for federal income tax purposes an unused capital loss carryover of $2,015,279, the Conservative Profile II Portfolio had available for federal income tax purposes an unused capital loss carryover of $19,437, the Moderate Profile II Portfolio had available for federal income purposes an unused capital loss carryover of $1,047,893, the Moderately Aggressive Profile II
      Portfolio had available for federal income tax purposes an unused capital loss carryover of $1,838,878, and the Moderately Conservative Profile II Portfolio had available for federal income purposes an unused capital loss carryover of $333,903, which all expire in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. GW Capital Management, LLC also serves as investment adviser for the Maxim Series Portfolios and Orchard Series Funds listed below as underlying investments. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses at June 30, 2002 for each of the underlying investments, as a percentage of average daily net assets of each of the underlying funds, were as follows:

     Aim Small-Cap Growth A                                                               1.31%
     Artisan International                                                                1.22%
     Fidelity Adviser MidCap T                                                            1.28%
     Fidelity VIP Growth                                                                  0.68%
     Lord Abbett Bond Debenture A                                                         1.00%
     Maxim Ariel MidCap Value                                                             1.08%
     Maxim Ariel Small-Cap Value                                                          1.06%
     Maxim Global Bond                                                                    1.30%
     Maxim INVESCO ADR                                                                    1.11%
     Maxim Loomis Sayles Small-Cap Value                                                  1.06%
     Maxim Short Duration Bond                                                            0.60%
     Maxim T. Rowe Price Equity/Income                                                    0.86%
     Maxim T. Rowe Price MidCap Growth                                                    1.05%
     Maxim Templeton(R)International Equity                                               1.19%
     Maxim U.S. Government Mortgage Securities                                            0.60%
     Oppenheimer Capital Appreciation                                                     1.03%
     PIMCO Total Return                                                                   0.68%

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002 were as follows:

                                  Cost For
                                   Income                                            Net
                                    Tax            Gross            Gross         Unrealized
                                  Purposes      Appreciation     Depreciation    Depreciation
                                -------------   -------------    ------------    -------------
     Aggressive Profile II
        Portfolio            $   119,884,399  $   1,886,439   $   (5,188,534) $    (3,302,095)

     Conservative Profile
        II Portfolio              23,192,434         96,252         (743,670)        (647,418)

     Moderate Profile II
        Portfolio                 91,089,725      1,184,162       (3,343,027)      (2,158,865)

     Moderately Aggressive
        Profile II Portfolio     105,577,422      1,355,242       (4,557,995)      (3,202,753)

     Moderately Conservative
        Profile II Portfolio      28,099,526        273,083       (1,059,204)        (786,121)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      Aggressive Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     110,726     AIM Small-Cap Growth A                                    $      2,383,931
     175,855     Artisan International                                            3,191,776
     208,355     Fidelity Adviser MidCap T                                        3,608,703
     107,872     Fidelity VIP Growth                                              2,921,172
   1,903,361     Maxim Ariel MidCap Value                                         3,734,300
   2,271,306     Maxim Ariel Small-Cap Value                                      2,478,445
   2,343,115     Maxim INVESCO ADR                                                3,192,690
   1,469,543     Maxim Loomis Sayles Small-Cap Value                              2,534,687
   2,019,937     Maxim T Rowe Price Equity/Income                                 3,111,129
   2,652,904     Maxim T Rowe Price MidCap Growth                                 3,646,066
   3,024,342     Maxim Templeton(R)International Equity                           3,199,254
      89,094     Oppenheimer Capital Appreciation                                 2,939,223
                                                                              --------------
                                                                              --------------

Total Aggressive Profile I Portfolio                                       $     36,941,376
                                                                              ==============
                                                                              ==============
(Cost of Investments $38,927,179)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                     Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      73,444     Fidelity VIP Growth                                       $      1,988,857
     451,039     Lord Abbett Bond Debenture A                                     3,283,566
     352,027     Maxim Global Bond                                                3,540,605
   6,735,756     Maxim Short Duration Bond                                        6,936,042
   1,375,463     Maxim T Rowe Price Equity/Income                                 2,118,503
   2,890,662     Maxim U.S. Government Mortgage Securities                        3,476,478
      60,661     Oppenheimer Capital Appreciation                                 2,001,203
     325,127     PIMCO Total Return                                               3,456,099
                                                                              --------------
                                                                              --------------

Total Conservative Profile I Portfolio                                     $     26,801,353
                                                                              ==============
                                                                              ==============
(Cost of Investments $27,559,211)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                       Moderate Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      84,761     AIM Small-Cap Growth A                                    $      1,824,914
     160,855     Artisan International                                            2,919,526
     106,185     Fidelity Adviser MidCap T                                        1,839,115
     164,658     Fidelity VIP Growth                                              4,458,936
     707,061     Lord Abbett Bond Debenture A                                     5,147,402
     966,983     Maxim Ariel MidCap Value                                         1,897,173
   1,730,023     Maxim Ariel Small-Cap Value                                      1,887,798
     551,649     Maxim Global Bond                                                5,548,349
   2,145,775     Maxim INVESCO ADR                                                2,923,798
   1,119,455     Maxim Loomis Sayles Small-Cap Value                              1,930,850
   3,016,118     Maxim Short Duration Bond                                        3,105,801
   3,081,652     Maxim T Rowe Price Equity/Income                                 4,746,396
   1,348,025     Maxim T Rowe Price MidCap Growth                                 1,852,683
   2,769,409     Maxim Templeton(R)International Equity                           2,929,578
   4,530,270     Maxim U.S. Government Mortgage Securities                        5,448,365
     135,985     Oppenheimer Capital Appreciation                                 4,486,148
     509,462     PIMCO Total Return                                               5,415,577
                                                                              --------------
                                                                              --------------

Total Moderate Profile I Portfolio                                         $     58,362,409
                                                                              ==============
                                                                              ==============
(Cost of Investments $60,798,237)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                Moderately Aggressive Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     116,826     AIM Small-Cap Growth A                                    $      2,515,272
     295,341     Artisan International                                            5,360,434
     291,847     Fidelity Adviser MidCap T                                        5,054,796
     226,955     Fidelity VIP Growth                                              6,145,932
     696,206     Lord Abbett Bond Debenture A                                     5,068,380
   2,669,853     Maxim Ariel MidCap Value                                         5,238,120
   2,384,726     Maxim Ariel Small-Cap Value                                      2,602,209
     543,194     Maxim Global Bond                                                5,463,313
   3,945,821     Maxim INVESCO ADR                                                5,376,509
   1,543,028     Maxim Loomis Sayles Small-Cap Value                              2,661,435
   4,247,851     Maxim T Rowe Price Equity/Income                                 6,542,589
   3,721,807     Maxim T Rowe Price MidCap Growth                                 5,115,132
   5,092,562     Maxim Templeton(R)International Equity                           5,387,090
   4,460,795     Maxim U.S. Government Mortgage Securities                        5,364,811
     187,436     Oppenheimer Capital Appreciation                                 6,183,500
     501,367     PIMCO Total Return                                               5,329,534
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile I Portfolio                            $     79,409,056
                                                                              ==============
                                                                              ==============
(Cost of Investments $83,005,970)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
               Moderately Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      37,619     Artisan International                                     $        682,780
      37,175     Fidelity Adviser MidCap T                                          643,875
      57,644     Fidelity VIP Growth                                              1,561,007
     318,289     Lord Abbett Bond Debenture A                                     2,317,145
     338,540     Maxim Ariel MidCap Value                                           664,199
     248,326     Maxim Global Bond                                                2,497,602
     500,343     Maxim INVESCO ADR                                                  681,760
   2,112,010     Maxim Short Duration Bond                                        2,174,810
   1,078,885     Maxim T Rowe Price Equity/Income                                 1,661,711
     471,941     Maxim T Rowe Price MidCap Growth                                   648,621
     645,752     Maxim Templeton(R)International Equity                             683,099
   2,039,322     Maxim U.S. Government Mortgage Securities                        2,452,607
      47,607     Oppenheimer Capital Appreciation                                 1,570,573
     229,353     PIMCO Total Return                                               2,438,018
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile I Portfolio                          $     20,677,807
                                                                              ==============
                                                                              ==============
(Cost of Investments $21,528,279)

                            MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Six Months Ended June 30,
                   2002 and the Year Ended December 31, 2001

      Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile
                                 II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      MODERATELY      MODERATELY
                                                 AGGRESSIVE        CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                 PROFILE II       PROFILE II       PROFILE II       PROFILE II       PROFILE II
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------
ASSETS:
    Investments in securities, market value(1)$   116,582,304  $    22,545,016  $    88,930,860  $   102,374,669  $    27,313,405
    Dividends and interest receivable                       0            9,670           27,218           23,208           10,871
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

    Total assets                                  116,582,304       22,554,686       88,958,078      102,397,877       27,324,276
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

LIABILITIES:
    Due to investment adviser                           2,526              331            1,884            2,265              609
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

    Total liabilities                                   2,526              331            1,884            2,265              609
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

NET ASSETS                                    $   116,579,778  $    22,554,355  $    88,956,194  $   102,395,612  $    27,323,667
                                                ==============   ==============   ==============   ==============   ==============
                                                ==============   ==============   ==============   ==============   ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value             $     1,499,630  $       249,277  $     1,082,956  $     1,306,965  $       328,404
    Additional paid-in capital                    137,125,808       23,714,005       98,963,613      118,690,992       30,133,418
    Net unrealized depreciation on                 (4,176,354)        (733,677)      (2,744,838)      (3,751,201)        (969,057)
       investments
    Undistributed (overdistributed) net                (1,115)           1,069            3,183            2,303            1,248
       investment income
    Accumulated net realized loss on              (17,868,191)        (676,319)      (8,348,720)     (13,853,447)      (2,170,346)
       investments
                                                --------------   --------------   --------------   --------------   --------------
                                                --------------   --------------   --------------   --------------   --------------

NET ASSETS                                    $   116,579,778  $    22,554,355  $    88,956,194  $   102,395,612  $    27,323,667
                                                ==============   ==============   ==============   ==============   ==============
                                                ==============   ==============   ==============   ==============   ==============

NET ASSET VALUE PER OUTSTANDING SHARE         $        7.7739  $        9.0479  $        8.2142  $        7.8346  $        8.3201
                                                ==============   ==============   ==============   ==============   ==============
                                                ==============   ==============   ==============   ==============   ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                    100,000,000      100,000,000      100,000,000      100,000,000      100,000,000
    Outstanding                                    14,996,299        2,492,770       10,829,562       13,069,651        3,284,042

(1)  Cost of investments in securities:       $   120,758,658  $    23,278,693  $    91,675,698  $   106,125,870  $    28,282,462

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  MODERATELY       MODERATELY
                                                AGGRESSIVE       CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                PROFILE II       PROFILE II      PROFILE II       PROFILE II       PROFILE II
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ---------------  ---------------  --------------   --------------   --------------
                                              ---------------  ---------------  --------------   --------------   --------------

INVESTMENT INCOME:
Income distributions received               $         88,455 $        391,987 $       844,825  $       658,878  $       352,794
                                              ---------------  ---------------  --------------   --------------   --------------
                                              ---------------  ---------------  --------------   --------------   --------------

EXPENSES:
Management fees                                       53,121            9,767          38,821           46,308           12,225
                                              ---------------  ---------------  --------------   --------------   --------------
                                              ---------------  ---------------  --------------   --------------   --------------

NET INVESTMENT INCOME                                 35,334          382,220         806,004          612,570          340,569
                                              ---------------  ---------------  --------------   --------------   --------------
                                              ---------------  ---------------  --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on investments                 (10,021,650)        (380,400)     (3,399,766)      (8,290,377)      (1,136,946)
Change in net unrealized depreciation on           1,876,621         (489,767)       (975,507)       2,182,950         (137,303)
   investments
                                              ---------------  ---------------  --------------   --------------   --------------
                                              ---------------  ---------------  --------------   --------------   --------------

Net realized and unrealized loss on               (8,145,029)        (870,167)     (4,375,273)      (6,107,427)      (1,274,249)
   investments
                                              ---------------  ---------------  --------------   --------------   --------------
                                              ---------------  ---------------  --------------   --------------   --------------

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                             $     (8,109,695)$       (487,947)$    (3,569,269) $    (5,494,857) $      (933,680)
                                              ===============  ===============  ==============   ==============   ==============
                                              ===============  ===============  ==============   ==============   ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                              AGGRESSIVE PROFILE II         CONSERVATIVE PPROFILE II      MODERATE PROFILE II
                                                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                              --------------------------   --------------------------   --------------------------
                                              --------------------------   --------------------------   --------------------------
                                                 2002          2001           2002          2001           2002          2001
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              --------------------------   --------------------------   --------------------------
                                                UNAUDITED                      UNAUDITED                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                    $    35,334 $     553,472  $     382,220 $     519,024  $     806,004 $   1,413,123
     Net realized loss on investments         (10,021,650)   (8,599,791)      (380,400)     (330,861)    (3,399,766)   (5,211,081)
     Net capital gain distributions received            0     1,045,070              0        65,022              0       516,859
     Change in net unrealized depreciation      1,876,621      (172,031)      (489,767)      (52,407)      (975,507)      499,285
        on investments
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

     Net increase (decrease) in net assets    (8,109,695)   (7,173,280)      (487,947)      200,778     (3,569,269)   (2,781,814)
        resulting from operations
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

DISTRIBUTIONS:
     From net investment income                   (35,962)   (1,166,684)      (381,014)     (546,073)      (802,720)   (1,689,066)
     From net realized gains                            0      (765,398)             0       (47,341)             0      (428,616)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

     Total distributions                          (35,962)   (1,932,082)      (381,014)     (593,414)      (802,720)   (2,117,682)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares         41,322,998    64,451,336     10,190,715    15,427,357     34,252,862    52,383,199
     Reinvestment of distributions                 36,449     1,931,595        381,151       593,277        802,821     2,117,581
     Redemptions of shares                    (13,761,799)  (17,139,740)    (3,919,724)   (3,746,172)    (9,148,283)  (17,111,257)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

     Net increase in net assets resulting      27,597,648    49,243,191      6,652,142    12,274,462     25,907,400    37,389,523
        from share transactions
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

     Total increase in net assets              19,451,991    40,137,829      5,783,181    11,881,826     21,535,411    32,490,027

NET ASSETS:
     Beginning of period                       97,127,787    56,989,958     16,771,174     4,889,348     67,420,783    34,930,756
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

     End of period  (1)                      $116,579,778 $  97,127,787  $  22,554,355 $  16,771,174  $  88,956,194 $  67,420,783
                                              ============  ============   ============  ============   ============  ============
                                              ============  ============   ============  ============   ============  ============
OTHER INFORMATION:

SHARES:
     Sold                                       4,999,616     7,643,022      1,087,894     1,609,881      3,999,012     5,878,062
     Issued in reinvestment of distributions        4,680       244,407         42,129        62,397         98,317       245,469
     Redeemed                                  (1,679,950)   (2,003,745)      (418,938)     (388,814)    (1,067,703)   (1,957,399)
                                              ------------  ------------   ------------  ------------   ------------  ------------
                                              ------------  ------------   ------------  ------------   ------------  ------------

     Net increase                               3,324,346     5,883,684        711,085     1,283,464      3,029,626     4,166,132
                                              ============  ============   ============  ============   ============  ============
                                              ============  ============   ============  ============   ============  ============

(1)  Including undistributed (overdistributed) $   (1,115)$        (487) $       1,069 $        (137) $       3,183 $        (101)
     net investment income

See notes to financial statements.                                                                                     (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     MODERATELY AGGRESSIVE             MODERATELY CONSERVATIVE
                                                                  PROFILE II PORTFOLIO                 PROFILE II PORTFOLIO
                                                              -----------------------------        ------------------------------
                                                              -----------------------------        ------------------------------
                                                                 2002            2001                 2002             2001
                                                              ------------   --------------        ------------    --------------
                                                              -----------------------------        ------------------------------
                                                                   UNAUDITED                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                  $     612,570  $     1,203,270       $     340,569   $       546,162
     Net realized loss on investments                          (8,290,377)      (6,050,923)         (1,136,946)       (1,096,516)
     Net capital gain distributions received                            0          712,966                   0           104,929
     Change in net unrealized depreciation on investments       2,182,950       (1,711,087)           (137,303)         (227,059)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Net decrease in net assets resulting from operations      (5,494,857)      (5,845,774)           (933,680)         (672,484)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

DISTRIBUTIONS:
     From net investment income                                  (609,977)      (1,599,824)           (339,243)         (626,539)
     From net realized gains                                            0         (560,024)                  0           (90,472)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Total distributions                                         (609,977)      (2,159,848)           (339,243)         (717,011)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                         35,594,688       55,334,880          10,836,984        16,199,954
     Reinvestment of distributions                                610,268        2,159,558             339,322           716,933
     Redemptions of shares                                     (9,068,950)     (12,810,720)         (3,306,976)       (4,005,105)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Net increase in net assets resulting from share           27,136,006       44,683,718           7,869,330        12,911,782
        transactions
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Total increase in net assets                              21,031,172       36,678,096           6,596,407        11,522,287

NET ASSETS:
     Beginning of period                                       81,364,440       44,686,344          20,727,260         9,204,973
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     End of period  (1)                                     $ 102,395,612  $    81,364,440       $  27,323,667   $    20,727,260
                                                              ============   ==============        ============    ==============
                                                              ============   ==============        ============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                       4,296,018        6,365,412           1,248,441         1,784,640
     Issued in reinvestment of distributions                       78,507          263,457              40,932            81,356
     Redeemed                                                  (1,104,054)      (1,487,120)           (383,251)         (447,820)
                                                              ------------   --------------        ------------    --------------
                                                              ------------   --------------        ------------    --------------

     Net increase                                               3,270,471        5,141,749             906,122         1,418,176
                                                              ============   ==============        ============    ==============
                                                              ============   ==============        ============    ==============

(1)  Including undistributed (overdistributed)              $       2,303  $          (290)      $       1,248   $           (78)
     net investment income

                                                                                                                      (Concluded)
See notes to financial statements.

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, and the period ended December 31, 1999 are as follows:

                                             Six Months Ended           Period Ended December 31,
                                               June 30, 2002     2001           2000          1999
                                               --------------------------    -----------   -----------
                                               --------------------------    -----------   -----------
                                                 UNAUDITED                                    (A)
Net Asset Value, Beginning of Period         $     8.3215   $     9.8458   $    11.0146  $     9.7751

Income from Investment Operations
                                                                                 0.0000        0.0000
Net investment income                              0.0023         0.0356         0.2989        0.0191
Capital gain distributions received                0.0000         0.0895         0.3543        0.6332
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Total distributions received                       0.0023         0.1251         0.6532        0.6523

Net realized and unrealized gain (loss)           (0.5475)       (1.4542)       (1.3231)       0.9792
   on investments
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Total Income (Loss) From Investment Operations    (0.5452)       (1.3291)       (0.6699)       1.6315
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Less Distributions

From net investment income                        (0.0024)       (0.1040)       (0.2988)      (0.0191)
From net realized gains                                          (0.0912)       (0.2001)      (0.3729)
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Total Distributions                               (0.0024)       (0.1952)       (0.4989)      (0.3920)
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Net Asset Value, End of Period               $     7.7739   $     8.3215   $     9.8458  $    11.0146
                                               ===========    ===========    ===========   ===========
                                               ===========    ===========    ===========   ===========


Total Return                                       (6.55%)o      (13.37%)        (6.15%)       16.72% o

Net Assets, End of Period                    $ 116,579,778  $ 97,127,787   $ 56,989,958  $  2,195,730

Ratio of Expenses to Average Net Assets 5           0.10% *        0.10%          0.10%         0.10% *

Ratio of Net Investment Income to
Average Net Assets                                  0.07% *        0.78%          0.60%         1.63% *

Portfolio Turnover Rate                            76.85% o       50.89%        175.29%       114.40% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 16, 1999.
                                                                                           (Continued)

MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, and the period ended December 31, 1999 are as follows:

                                              Six Months Ended      Period Ended December 31,
                                               June 30, 2002     2001           2000          1999
                                               --------------------------    -----------   -----------
                                               --------------------------    -----------   -----------
                                                 UNAUDITED                                    (A)

Net Asset Value, Beginning of Period         $     9.4131   $     9.8136   $    10.2341  $     9.9102

Income from Investment Operations
                                                                                 0.0000        0.0000
Net investment income                              0.1553         0.3837         0.4357        0.1177
Capital gain distributions received                               0.0365         0.1182        0.1832
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Total distributions received                       0.1553         0.4202         0.5539        0.3009

Net realized and unrealized gain (loss)           (0.3657)       (0.3648)       (0.4538)       0.1945
   on investments
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Total Income From Investment Operations           (0.2104)        0.0554         0.1001        0.4954
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Less Distributions

From net investment income                        (0.1548)       (0.4155)       (0.4352)      (0.1172)
From net realized gains                                          (0.0404)       (0.0854)      (0.0543)
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Total Distributions                               (0.1548)       (0.4559)       (0.5206)      (0.1715)
                                               -----------    -----------    -----------   -----------
                                               -----------    -----------    -----------   -----------

Net Asset Value, End of Period               $     9.0479   $     9.4131   $     9.8136  $    10.2341
                                               ===========    ===========    ===========   ===========
                                               ===========    ===========    ===========   ===========


Total Return                                       (2.23%)o        0.60%          0.95%         5.00% o

Net Assets, End of Period                    $ 22,554,355   $ 16,771,174   $  4,889,348  $    738,926

Ratio of Expenses to Average Net Assets 5           0.10% *        0.10%          0.10%         0.10% *

Ratio of Net Investment Income to
Average Net Assets                                  3.92% *        5.16%          5.98%         8.24% *

Portfolio Turnover Rate                            61.70% o       66.37%         88.50%       176.32% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 30, 1999.

                                                                                           (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, and the period ended December 31, 1999 are as follows:

                                              Six Months Ended          Period Ended December 31,
                                                June 30, 2002     2001          2000           1999
                                                --------------------------   -----------    -----------
                                                --------------------------   -----------    -----------
                                                  UNAUDITED                                    (A)

Net Asset Value, Beginning of Period          $     8.6438   $     9.6127  $    10.3724   $     9.7937

Income from Investment Operations
                                                                                 0.0000         0.0000
Net investment income                               0.0752         0.1994        0.3712         0.0685
Capital gain distributions received                                0.0663        0.2170         0.3526
                                                -----------    -----------   -----------    -----------
                                                -----------    -----------   -----------    -----------

Total distributions received                        0.0752         0.2657        0.5882         0.4211

Net realized and unrealized gain (loss)            (0.4299)       (0.9174)      (0.8083)        0.4076
   on investments
                                                -----------    -----------   -----------    -----------
                                                -----------    -----------   -----------    -----------

Total Income (Loss) From Investment Operations     (0.3547)       (0.6517)      (0.2201)        0.8287
                                                -----------    -----------   -----------    -----------
                                                -----------    -----------   -----------    -----------

Less Distributions

From net investment income                         (0.0749)       (0.2501)      (0.3711)       (0.0683)
From net realized gains                                           (0.0671)      (0.1685)       (0.1817)
                                                -----------    -----------   -----------    -----------
                                                -----------    -----------   -----------    -----------

Total Distributions                                (0.0749)       (0.3172)      (0.5396)       (0.2500)
                                                -----------    -----------   -----------    -----------
                                                -----------    -----------   -----------    -----------

Net Asset Value, End of Period                $     8.2142   $     8.6438  $     9.6127   $    10.3724
                                                ===========    ===========   ===========    ===========
                                                ===========    ===========   ===========    ===========


Total Return                                        (4.10%)o       (6.74%)       (2.19%)         8.47% o

Net Assets, End of Period                     $ 88,956,194   $ 67,420,783  $ 34,930,756   $  2,705,549

Ratio of Expenses to Average Net Assets 5            0.10% *        0.10%         0.10%          0.10% *

Ratio of Net Investment Income to
Average Net Assets                                   2.08% *        2.77%         3.98%          5.72% *

Portfolio Turnover Rate                             73.85% o       67.24%       172.40%        113.22% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 16, 1999.

                                                                                            (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, and the period ended December 31, 1999 are as follows:

                                              Six Months Ended            Period Ended December 31,
                                               June 30, 2002     2001           2000           1999
                                               --------------------------    -----------    -----------
                                               --------------------------    -----------    -----------
                                                 UNAUDITED                                     (A)

Net Asset Value, Beginning of Period         $      8.3032  $     9.5946   $    10.7103   $     9.8559

Income from Investment Operations
                                                                                 0.0000         0.0000
Net investment income                               0.0472        0.1318         0.3296         0.0471
Capital gain distributions received                               0.0728         0.2796         0.3953
                                               ------------   -----------    -----------    -----------
                                               ------------   -----------    -----------    -----------

Total distributions received                        0.0472        0.2046         0.6092         0.4424

Net realized and unrealized gain (loss)            (0.4688)      (1.2406)       (1.2177)        0.6808
   on investments
                                               ------------   -----------    -----------    -----------
                                               ------------   -----------    -----------    -----------

Total Income (Loss) From Investment Operations     (0.4216)      (1.0360)       (0.6085)        1.1232
                                               ------------   -----------    -----------    -----------
                                               ------------   -----------    -----------    -----------

Less Distributions

From net investment income                         (0.0470)      (0.1850)       (0.3296)       (0.0469)
From net realized gains                                          (0.0704)       (0.1776)       (0.2219)
                                               ------------   -----------    -----------    -----------
                                               ------------   -----------    -----------    -----------

Total Distributions                                (0.0470)      (0.2554)       (0.5072)       (0.2688)
                                               ------------   -----------    -----------    -----------
                                               ------------   -----------    -----------    -----------

Net Asset Value, End of Period               $      7.8346  $     8.3032   $     9.5946   $    10.7103
                                               ============   ===========    ===========    ===========
                                               ============   ===========    ===========    ===========
                                                   (0.4686)       0.0000

Total Return                                        (5.07%)o     (10.74%)        (5.77%)        11.41% o

Net Assets, End of Period                    $ 102,395,612  $ 81,364,440   $ 44,686,344   $  3,765,097

Ratio of Expenses to Average Net Assets 5            0.10% *       0.10%          0.10%          0.10% *

Ratio of Net Investment Income to
Average Net Assets                                   1.32% *       1.96%          2.29%          4.76% *

Portfolio Turnover Rate                             72.79% o      50.92%        161.22%        105.09% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 16, 1999.
                                                                                            (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, and the period ended December 31, 1999 are as follows:

                                              Six Months Ended         Period Ended December 31,
                                                June 30, 2002    2001           2000           1999
                                                --------------------------   -----------    -----------
                                                --------------------------   -----------    -----------
                                                  UNAUDITED                                    (A)

Net Asset Value, Beginning of Period          $     8.7166  $      9.5911  $    10.3158   $     9.7877

Income from Investment Operations
                                                                                 0.0000         0.0000
Net investment income                               0.1049         0.2798        0.3852         0.0870
Capital gain distributions received                                0.0441        0.1525         0.2686
                                                -----------   ------------   -----------    -----------
                                                -----------   ------------   -----------    -----------

Total distributions received                        0.1049         0.3239        0.5377         0.3556

Net realized and unrealized gain (loss)            (0.3969)       (0.8411)      (0.7730)        0.3819
   on investments
                                                -----------   ------------   -----------    -----------
                                                -----------   ------------   -----------    -----------

Total Income (Loss) From Investment Operations     (0.2920)       (0.5172)      (0.2353)        0.7375
                                                -----------   ------------   -----------    -----------
                                                -----------   ------------   -----------    -----------

Less Distributions

From net investment income                         (0.1045)       (0.3113)      (0.3848)       (0.0867)
From net realized gains                                           (0.0460)      (0.1046)       (0.1227)
                                                -----------   ------------   -----------    -----------
                                                -----------   ------------   -----------    -----------

Total Distributions                                (0.1045)       (0.3573)      (0.4894)       (0.2094)
                                                -----------   ------------   -----------    -----------
                                                -----------   ------------   -----------    -----------

Net Asset Value, End of Period                $     8.3201  $      8.7166  $     9.5911   $    10.3158
                                                ===========   ============   ===========    ===========
                                                ===========   ============   ===========    ===========


Total Return                                        (3.34%)o       (5.38%)       (2.35%)         7.54% o

Net Assets, End of Period                     $ 27,323,667  $  20,727,260  $  9,204,973   $    908,102

Ratio of Expenses to Average Net Assets 5            0.10% *        0.10%         0.10%          0.10% *

Ratio of Net Investment Income to
Average Net Assets                                   2.79% *        3.58%         4.28%          7.54% *

Portfolio Turnover Rate                             69.69% o       58.68%       103.51%         84.96% o

o Based on operations for the period shown and, accordingly, are not representative of a full year.

5Does not include expenses of the investment companies in which the portfolio invests.

*Annualized

(A) The portfolio commenced operations on September 27, 1999.
                                                                                              (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the
      Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios (Collectively the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile II; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Profile II Portfolio. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are carried at fair value (i.e., net asset value).

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.


      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 2001, the Aggressive Profile II Portfolio had available for federal income tax purposes an unused capital loss carryover of $2,015,279, the Conservative Profile II Portfolio had available for federal income tax purposes an unused capital loss carryover of $19,437, the Moderate Profile II Portfolio had available for federal income purposes an unused capital loss carryover of $1,047,893, the Moderately Aggressive Profile II Portfolio had available for federal income tax purposes an unused capital loss carryover of $1,838,878, and the Moderately Conservative Profile II Portfolio had available for federal income purposes an unused capital loss carryover of $333,903, which all expire in the year 2009.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. GW Capital Management, LLC also serves as investment adviser for the Maxim Series Portfolios and Orchard Series Funds listed below as underlying investments. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses at June 30, 2002 for each of the underlying investments, as a percentage of average daily net assets of each of the underlying funds, were as follows:

     Aim Small-Cap Growth A                                                               1.31%
     Artisan International                                                                1.22%
     Fidelity Adviser MidCap T                                                            1.28%
     Fidelity VIP Growth                                                                  0.68%
     Lord Abbett Bond Debenture A                                                         1.00%
     Maxim Ariel MidCap Value                                                             1.08%
     Maxim Ariel Small-Cap Value                                                          1.06%
     Maxim Global Bond                                                                    1.30%
     Maxim INVESCO ADR                                                                    1.11%
     Maxim Loomis Sayles Small-Cap Value                                                  1.06%
     Maxim Short Duration Bond                                                            0.60%
     Maxim T. Rowe Price Equity/Income                                                    0.86%
     Maxim T. Rowe Price MidCap Growth                                                    1.05%
     Maxim Templeton(R) International Equity                                              1.19%
     Maxim U.S. Government Mortgage Securities                                            0.60%
     Oppenheimer Capital Appreciation                                                     1.03%
     PIMCO Total Return                                                                   0.68%

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the
      Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, was the principal underwriter.
      Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002 were as follows:

                                  Cost For
                                   Income                                            Net
                                    Tax            Gross            Gross         Unrealized
                                  Purposes      Appreciation     Depreciation    Depreciation
                                -------------   -------------    ------------    -------------
     Aggressive Profile II
        Portfolio            $   119,884,399  $   1,886,439   $   (5,188,534)  $  (3,302,095)

     Conservative Profile
        II Portfolio              23,192,434         96,252         (743,670)       (647,418)

     Moderate Profile II
        Portfolio                 91,089,725      1,184,162       (3,343,027)     (2,158,865)

     Moderately Aggressive
        Profile II Portfolio     105,577,422      1,355,242       (4,557,995)      (3,202,753)

     Moderately Conservative
        Profile II Portfolio      28,099,526        273,083       (1,059,204)        (786,121)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                     Aggressive Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     349,810     AIM Small-Cap Growth A                                    $      7,531,405
     554,654     Artisan International                                           10,066,963
     657,642     Fidelity Adviser MidCap T                                       11,390,361
     340,717     Fidelity VIP Growth                                              9,226,623
   6,004,725     Maxim Ariel MidCap Value                                        11,780,976
   7,165,911     Maxim Ariel Small-Cap Value                                      7,819,430
   7,391,343     Maxim INVESCO ADR                                               10,071,320
   4,638,225     Maxim Loomis Sayles Small-Cap Value                              8,000,070
   6,372,408     Maxim T Rowe Price Equity/Income                                 9,814,854
   8,372,893     Maxim T Rowe Price MidCap Growth                                11,507,436
   9,538,790     Maxim Templeton(R) International Equity                         10,090,465
     281,370     Oppenheimer Capital Appreciation                                 9,282,401
                                                                              --------------
                                                                              --------------

Total Aggressive Profile II Portfolio                                      $    116,582,304
                                                                              ==============
                                                                              ==============
(Cost of Investments $120,758,658)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Conservative Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      62,023     Fidelity VIP Growth                                       $      1,679,579
     379,388     Lord Abbett Bond Debenture A                                     2,761,948
     295,762     Maxim Global Bond                                                2,974,698
   5,660,941     Maxim Short Duration Bond                                        5,829,268
   1,158,853     Maxim T Rowe Price Equity/Income                                 1,784,878
   2,429,320     Maxim U.S. Government Mortgage Securities                        2,921,642
      51,210     Oppenheimer Capital Appreciation                                 1,689,431
     273,149     PIMCO Total Return                                               2,903,572
                                                                              --------------
                                                                              --------------

Total ConservativMaximfTlRowe PriceoMidCap Growth                          $     22,545,016
                                                                              ==============
                                                                              ==============
(Cost of Investments $23,278,693)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                      Moderate Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     129,558     AIM Small-Cap Growth A                                    $      2,789,376
     245,146     Artisan International                                            4,449,405
     162,070     Fidelity Adviser MidCap T                                        2,807,044
     251,623     Fidelity VIP Growth                                              6,813,945
   1,076,451     Lord Abbett Bond Debenture A                                     7,836,563
   1,474,352     Maxim Ariel MidCap Value                                         2,892,607
   2,637,761     Maxim Ariel Small-Cap Value                                      2,878,320
     838,697     Maxim Global Bond                                                8,435,409
   3,270,989     Maxim INVESCO ADR                                                4,456,994
   1,707,876     Maxim T Rowe Price MidCap Growth                                 2,945,767
   4,586,792     Maxim Short Duration Bond                                        4,723,179
   4,698,912     Maxim T Rowe Price Equity/Income                                 7,237,318
   2,057,075     Maxim T Rowe Price MidCap Growth                                 2,827,178
   4,220,350     Maxim Templeton(R)International Equity                           4,464,434
   6,889,248     Maxim U.S. Government Mortgage Securities                        8,285,410
     207,763     Oppenheimer Capital Appreciation                                 6,854,108
     774,582     PIMCO Total Return                                               8,233,803
                                                                              --------------
                                                                              --------------

Total Moderate Profile II Portfolio                                        $     88,930,860
                                                                              ==============
                                                                              ==============
(Cost of Investments $91,675,698)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                Moderately Aggressive Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     150,539     AIM Small-Cap Growth A                                    $      3,241,114
     380,692     Artisan International                                            6,909,557
     376,188     Fidelity Adviser MidCap T                                        6,515,582
     292,428     Fidelity VIP Growth                                              7,918,960
     897,791     Lord Abbett Bond Debenture A                                     6,535,915
   3,441,784     Maxim Ariel MidCap Value                                         6,752,613
   3,074,251     Maxim Ariel Small-Cap Value                                      3,354,617
     700,736     Maxim Global Bond                                                7,047,824
   5,085,814     Maxim INVESCO ADR                                                6,929,845
   1,989,070     Maxim T Rowe Price MidCap Growth                                 3,430,774
   5,475,977     Maxim T Rowe Price Equity/Income                                 8,434,161
   4,796,927     Maxim T Rowe Price MidCap Growth                                 6,592,743
   6,564,920     Maxim Templeton(R)International Equity                           6,944,601
   5,754,093     Maxim U.S. Government Mortgage Securities                        6,920,207
     241,523     Oppenheimer Capital Appreciation                                 7,967,849
     647,066     PIMCO Total Return                                               6,878,307
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile II Portfolio                           $    102,374,669
                                                                              ==============
                                                                              ==============
(Cost of Investments $106,125,870)

                         Maxim Series Fund, Inc.

Schedule of Investments
June 30, 2002

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
               Moderately Conservative Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      49,677     Artisan International                                     $        901,633
      49,077     Fidelity Adviser MidCap T                                          850,021
      76,071     Fidelity VIP Growth                                              2,060,009
     420,479     Lord Abbett Bond Debenture A                                     3,061,084
     447,044     Maxim Ariel MidCap Value                                           877,078
     328,206     Maxim Global Bond                                                3,301,018
     660,653     Maxim INVESCO ADR                                                  900,195
   2,791,037     Maxim Short Duration Bond                                        2,874,028
   1,424,657     Maxim T Rowe Price Equity/Income                                 2,194,272
     623,031     Maxim T Rowe Price MidCap Growth                                   856,274
     852,800     Maxim Templeton(R)International Equity                             902,122
   2,695,015     Maxim U.S. Government Mortgage Securities                        3,241,181
      62,830     Oppenheimer Capital Appreciation                                 2,072,757
     303,079     PIMCO Total Return                                               3,221,733
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile II Portfolio                         $     27,313,405
                                                                              ==============
                                                                              ==============
(Cost of Investments $28,282,462)

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